As filed with the Securities and Exchange		Registration No. 333-69431
Commission on April 22, 2014		Registration No. 811-04208

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No. 21		[X]

AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940		[X]
(Check appropriate box or boxes.)

Select*Life Variable Account
(Exact Name of Registrant)

ReliaStar Life Insurance Company
(Name of Depositor)

20 Washington Avenue So.
Minneapolis, MN 55401
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(612) 372-5507
(Depositor’s Telephone Number, including Area Code)

J. Neil McMurdie, Senior Counsel
ING U.S. Legal Services
One Orange Way, Windsor, Connecticut 06095-4774
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on May 1, 2014, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ____________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

PART A
INFORMATION REQUIRED IN A PROSPECTUS

FLEXDESIGN® VUL

A FLEXIBLE PREMIUM ADJUSTABLE VARIABLE UNIVERSAL LIFE INSURANCE POLICY

issued by

ReliaStar Life Insurance Company

and its

Select*Life Variable Account

Supplement Dated May 1, 2014

This supplement updates and amends certain information contained in your prospectus dated May 1, 2014. Please read it carefully and keep it with your prospectus for future reference.

__________________________________________________________________________

NOTICE OF AND IMPORTANT INFORMATION ABOUT UPCOMING FUND REORGANIZATIONS

The following information only affects you if you currently invest in or plan to invest in the subaccounts that correspond to the funds referenced below.

The Board of Trustees of Voya Investors Trust approved a proposal to reorganize certain funds. Subject to shareholder approval, effective after the close of business on or about July 18, 2014 (the “Reorganization Effective Date”), the following Merging Funds will reorganize with and into the following Surviving Funds.

Merging Funds	Surviving Funds
VY BlackRock Health Sciences Opportunities Portfolio (Class I)	Voya Large Cap Growth Portfolio (Class I)
VY BlackRock Large Cap Growth Portfolio (Class I)
VY Marsico Growth Portfolio (Class I)
VY MFS Total Return Portfolio (Class I)	VY Invesco Equity and Income Portfolio (Class I)
VY MFS Utilities Portfolio (Class S)	Voya Large Cap Value Portfolio (Class I)

Voluntary Transfers Before the Reorganization Effective Date. Prior to the Reorganization Effective Date, you may transfer amounts allocated to a subaccount that invests in a Merging Fund to any other available subaccount or to the fixed account. See the Transfers section on page 51 of your policy prospectus for information about making subaccount transfers, including applicable restrictions and limits on transfers.

On the Reorganization Effective Date. On the Reorganization Effective Date, your investment in a subaccount that invests in a Merging Fund will automatically become an investment in the subaccount that invests in the corresponding Surviving Fund with an equal total net asset value. You will not incur any tax liability because of this automatic reallocation, and your policy value immediately before the reallocation will equal your policy value immediately after the reallocation.

Page 1 of 2	May 2014

Automatic Investment in Class I Shares. On the Reorganization Effective Date, all existing account balances invested in Class S shares of the VY MFS Utilities Portfolio will automatically become investments in Class I shares of the Voya Large Cap Value Portfolio. Class I shares have 0.25% lower total fund expenses than Class S shares, and the effect of this transaction is to give policy owners an investment in a similar fund managed by the same investment adviser at a lower cost.

Automatic Fund Reallocation After the Reorganization Effective Date. After the Reorganization Effective Date, the Merging Funds will no longer be available through your policy. Unless you provide us with alternative allocation instructions, after the Reorganization Effective Date all allocations directed to a subaccount that invested in a Merging Fund will be automatically allocated to the subaccount that invests in the corresponding Surviving Fund. See the Transfers section on page 51 of your policy prospectus for information about making fund allocation changes.

Allocation Instructions. You may give us alternative allocation instructions at any time by contacting Customer Service at P.O. Box 5011, Minot, ND 58702-5011, 1-877-886-5050 or www.ingservicecenter.com.

Information about the Surviving Funds. Summary information about the Voya Large Cap Growth, Voya Large Cap Value and VY Invesco Equity and Income Portfolios can be found in Appendix B of your policy prospectus.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your policy, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting:

Customer Service

P.O. Box 5011

Minot, ND 58702-5011

1-877-886-5050

If you received a summary prospectus for any of the funds available through your policy, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Page 2 of 2	May 2014

FLEXDESIGN® VUL

A FLEXIBLE PREMIUM ADJUSTABLE VARIABLE UNIVERSAL LIFE INSURANCE POLICY

issued by

ReliaStar Life Insurance Company and its Select *Life Variable Account

The Policy

•   Is no longer offered for new sales.

•   Is issued by ReliaStar Life Insurance Company.

•   Is returnable by you during the free look period if you are not satisfied.

Premium Payments

•   Are flexible, so the premium amount and frequency may vary.

•   Are allocated to the variable account and the fixed account, based on your instructions.

•   Are subject to specified fees and charges.

The Policy Value

•   Is the sum of your holdings in the fixed account and the variable account.

•   Has no guaranteed minimum value under the variable account. The value varies with the value of the subaccounts you select.

•   Has a minimum guaranteed rate of return for amounts in the fixed account.

•   Is subject to specified fees and charges, including possible surrender charges.

Death Benefit Proceeds

•   Are paid if your policy is in force when the insured person dies.

•   Are calculated under your choice of options:

>  Option 1 – the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in Appendix A;

>  Option 2 – the base death benefit is the greater of the amount of insurance coverage you have selected plus the policy value or your policy value multiplied by the appropriate factor described in Appendix A; or

>  Option 3 – the base death benefit is the greater of the amount of insurance coverage you have selected plus premiums paid minus withdrawals taken or your policy value multiplied by the appropriate factor described in Appendix A.

•   Are equal to the base death benefit plus any rider benefits minus any outstanding policy loans, accrued loan interest and unpaid fees and charges.

•   Are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.

Sales Compensation

•   We pay compensation to broker/dealers whose registered representatives sell the policy. See Distribution of the Policy, page 77, for further information about the amount of compensation we may pay.

Fund Managers

Mutual funds managed by the following investment managers are currently available through the policy:

•      BAMCO, Inc.

•      BlackRock Advisors, LLC

•      BlackRock Investment Management, LLC

•      Capital Research and Management CompanySM

•      CBRE Clarion Securities LLC

•      Columbia Management Investment Advisers, LLC

•      Dimensional Fund Advisors LP

•      Directed Services LLC

•      Fidelity Management & Research Company

•      FMR Co., Inc.

•      Invesco Advisers, Inc.

•      J.P. Morgan Investment Management Inc.

•      Marsico Capital Management, LLC

•      Massachusetts Financial Services Company

•      Neuberger Berman, LLC

•      Neuberger Berman Management LLC

•      OppenheimerFunds, Inc.

•      Pioneer Investment Management, Inc.

•      T. Rowe Price Associates, Inc.

•      Templeton Investment Counsel, LLC.

•      The London Company

•      Voya Investment Management Co. LLC

•      Voya Investments, LLC

This prospectus describes what you should know before purchasing the FlexDesign® variable universal life insurance policy. Please read it carefully and keep it for future reference. If you received a summary prospectus for any of the mutual funds available through your contract, you may obtain a full prospectus and other information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The policy described in this prospectus is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency.

The date of this prospectus is May 1, 2014.

TABLE OF CONTENTS

Page

POLICY SUMMARY........................................................... 3

The Policy’s Features and Benefits..................................... 3

Factors You Should Consider Before Purchasing a
Policy.................................................................................... 6

Fees and Charges................................................................... 8

THE COMPANY, THE VARIABLE ACCOUNT

DETAILED INFORMATION ABOUT
THE POLICY.................................................................. 20

Important Information Regarding Changes in State

MORE INFORMATION IS AVAILABLE.......... Back Cover

TERMS TO UNDERSTAND

The following is a list of some of the key defined terms and the page number on which each is defined:

Term	Page Where Defined	Term	Page Where Defined
Age ..................................................................	22	Policy Value ..................................................	47
Fixed Account ...............................................	4	Preferred Loans ............................................	50
Fixed Account Value ...................................	49	Segment or Coverage Segment...................	32
Loan Account ...............................................	49	Surrender Value ............................................	4
Loan Account Value ....................................	49	Valuation Date .............................................	48
Monthly Processing Date ............................	27	Variable Account .........................................	4
Net Premium ..................................................	3	Variable Account Value ..............................	47
Policy Date .....................................................	22

“ReliaStar,” “we,” “us,” “our” and the “company” refer to ReliaStar Life Insurance Company. “You” and “your” refer to the policy owner. The policy owner is the individual, entity, partnership, representative or party who may exercise all rights over the policy and receive the policy benefits during the insured person’s lifetime.

State Variations – State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. References in this prospectus to state law identify matters where state law may require variations from what is disclosed in this prospectus. If you would like to review a copy of the policy and riders for your particular state, contact Customer Service or your agent/registered representative.

You may contact Customer Service at:	P.O. Box 5011 Minot, ND 58702-5011 1-877-886-5050 www.ingservicecenter.com

FlexDesign® VUL

2

POLICY SUMMARY

This summary highlights the features and benefits of the policy, the risks that you should consider before purchasing a policy and the fees and charges associated with the policy and its benefits. More detailed information is included in the other sections of this prospectus that should be read carefully before you purchase the policy.

The Policy’s Features and Benefits

Premium Payments See Premium Payments, page 22.

•      You choose when to pay and how much to pay, but you cannot pay additional premiums after age 100 and we may refuse to accept any premium less than $25.00.

•      You will need to pay sufficient premiums to keep the policy in force. Failure to pay sufficient premiums may cause your policy to lapse without value.

•     We may refuse any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code or that would cause your policy to become a modified endowment contract.

•      We deduct a premium expense charge from each premium payment and credit the remaining premium (the “net premium”) to the variable account or the fixed account according to your instructions.

Free Look Period See Free Look Period, page 24.

•      During the free look period, you have the right to examine your policy and return it for a refund if you are not satisfied for any reason.

•      The free look period is generally ten days from your receipt of the policy, although certain states may allow more than ten days. The length of the free look period that applies in your state will be shown in your policy.

•      During the free look period, your net premium will be allocated to the subaccount that invests in the Voya Liquid Assets Portfolio. See Allocation of Net Premium, page 23.

•      Generally, there are two types of free look refunds:

> Some states require a return of all premium we have received; and > Other states require a return of the current policy value plus a refund of all fees and charges deducted.
Death Benefits See Death Benefits, page 32.

•      Death benefits are paid if your policy is in force when the insured person dies.

•      Until age 100, the amount of the death benefit will depend on which death benefit option is in effect when the insured person dies.

•      You may choose between one of three death benefit options:

>   Option 1 – the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in Appendix A;

>   Option 2 – the base death benefit is the greater of the amount of insurance coverage you have selected plus your policy value or your policy value multiplied by the appropriate factor described in Appendix A; or

>   Option 3 – the base death benefit is the greater of the amount of insurance coverage you have selected plus premiums paid minus withdrawals taken or your policy value multiplied by the appropriate factor described in Appendix A.

•      After age 100, the base death benefit under all options will be the policy value.

•      We will reduce the death benefit proceeds payable under any death benefit option by any outstanding policy loans and accrued loan interest and unpaid fees and charges.

•      The death benefit is generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.

FlexDesign® VUL

3

Death Benefit Guarantees See Death Benefit Guarantees, page 37.

•      Generally, your policy will not lapse as long as your policy value minus any surrender charge, loan amount and unpaid fees and charges (the “surrender value”) is enough to cover the periodic fees and charges, when due.

•      However, the policy has three death benefit guarantees which provide that the policy will not lapse even if the surrender value is not enough to pay the periodic fees and charges when due:

>   The Basic Death Benefit Guarantee is standard on every policy. Your policy will specify the guarantee period. Under this guarantee your policy will not lapse provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments to the next monthly processing date. There is no charge for this guarantee;

>   The Supplemental Death Benefit Guarantee Rider is standard on every policy. Under this guarantee your policy will not lapse during the Supplemental Death Benefit Guarantee period if on each monthly processing date since the policy date, your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to 70.00% of the sum of minimum premium payments to the next monthly processing date. The supplemental guarantee period begins on the policy date and is equal to the death benefit guarantee period shown in your policy, multiplied by 70.00% and rounded to the lower whole number of policy years. The supplemental guarantee period may not exceed ten policy years. There is no charge for this rider; and

>   The Extended Death Benefit Guarantee Rider is an optional benefit that may be added by rider only when you apply for the policy. Under this guarantee your policy will not lapse provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of Extended Death Benefit Guarantee premium payments to the next monthly processing date. There is no charge for this rider.

Rider Benefits See Additional Insurance Benefits, page 39.	• Your policy may include additional insurance benefits, attached by rider. There are two types of rider benefits:
> Optional rider benefits that you must select before they are added to your policy; and > Rider benefits that automatically come with your policy.
• In many cases, we deduct an additional monthly charge for these benefits. • Not all riders may be available under your policy, but the available riders may include:
	> Accelerated Death Benefit Rider > Accidental Death Benefit Rider > Additional Insured Rider > Children’s Insurance Rider > Cost of Living Rider > Extended Death Benefit Guarantee Rider	> Overloan Lapse Protection Rider > Supplemental Death Benefit Guarantee Rider > Term Insurance Rider > Waiver of Monthly Deduction Rider > Waiver of Specified Premium Rider
Investment Options See The Investment Options, page 16.

•      You may allocate your net premiums to the subaccounts of the Select*Life Variable Account (the “variable account”) and our fixed account.

•      The variable account is one of our separate accounts and consists of subaccounts that invest in corresponding mutual funds. When you allocate premiums to a subaccount, we invest any net premiums in shares of the corresponding mutual fund.

•      Your variable account value will vary with the investment performance of the mutual funds underlying the subaccounts and the charges we deduct from your variable account value.

•      The fixed account is part of our general account and consists of all of our assets other than those in our separate accounts (including the variable account) and loan account.

•      We credit interest of at least 3.00% per year on amounts allocated to the fixed account.

•      We may, in our sole discretion, credit interest in excess of 3.00%.

FlexDesign® VUL

4

Transfers See Transfers, page 51.

•      You currently may make an unlimited number of transfers between the subaccounts and to the fixed account each policy year. We reserve the right, however, to limit you to 12 transfers each policy year, and transfers are subject to any other limits, conditions and restrictions that we or the funds whose shares are involved may impose. See Limits on Frequent or Disruptive Transfers, page 53.

•      There are certain restrictions on transfers from the fixed account.

•      We currently do not charge for transfers. We reserve the right, however, to charge up to $25.00 for each transfer.

Asset Allocation Programs See Dollar Cost Averaging, page 52. See Automatic Rebalancing, page 53.

•      Dollar cost averaging is a systematic program of transferring policy values to selected investment options. It is intended to help reduce the risk of investing too much when the price of a fund’s shares is high. It also helps to reduce the risk of investing too little when the price of a fund’s shares is low.

•      Automatic rebalancing is a systematic program through which your variable and fixed account values are periodically reallocated among your selected investment options to maintain the allocation percentages you have chosen.

•      There is currently no charge to participate in the dollar cost averaging or automatic rebalancing programs, although we reserve the right to assess a charge in the future.

•      Neither of these asset allocation programs assures a profit nor do they protect you against a loss in a declining market.

Loans See Loans, page 49.

•      You may take loans against your policy’s surrender value. We reserve the right to limit borrowing during the first policy year.

•      Unless otherwise required by state law, each new loan must be for at least $500.00 and may not exceed 1 minus 2 where:

1 = 90.00% (100.00% after age 65) of the policy value less any surrender charge; and 2 = The existing loan amount.

•      When you take a loan we transfer an amount equal to your loan to the loan account as collateral for your loan. The loan account is part of our general account.

•      We credit amounts held in the loan account with interest at an annual rate of 3.00%.

•      We also charge interest on loans. Interest is payable in advance and accrues daily at a current annual rate of 4.76%.

•      After the tenth policy year, preferred loans are available. For preferred loans interest is payable in advance at an annual rate currently equal to 2.91% (guaranteed not to exceed 3.38%) on the portion of your loan account that is not in excess of the policy value, minus the total of all premiums paid net of all partial withdrawals.

•      Loans reduce your policy’s death benefit proceeds and may cause your policy to lapse.

•      Loans may have tax consequences, and you should consult with a qualified tax adviser before taking a loan against your policy’s surrender value.

Partial Withdrawals See Partial Withdrawals, page 57.

•      After the first policy year, you may withdraw part of your policy’s surrender value.

•      We currently allow only one partial withdrawal each policy year.

•      A partial withdrawal must be at least $500.00.

•      In policy years two through ten you may not withdraw more than 20.00% of your surrender value.

•      We currently charge $10.00 for each partial withdrawal, but we reserve the right to charge up to $25.00 for each partial withdrawal.

•      Partial withdrawals reduce your policy’s base death benefit and will reduce your policy’s value.

•      Partial withdrawals may also have tax consequences, and you should consult with a qualified tax adviser before taking a partial withdrawal from your policy.

Surrenders See Surrender, page 59.

•      You may surrender your policy for its surrender value at any time before the death of the insured person.

•      The surrender value of a policy is equal to the policy value minus any surrender charge, loan amount and unpaid fees and charges.

Surrenders (Continued)

•      The initial surrender charge rates vary by gender, risk class and age at issue. Surrender charge rates for increases in your insurance coverage vary by gender, risk class and age at the time of the increase.

•      The surrender charge is neither assessed upon nor reduced because of a requested decrease in your insurance coverage.

•      If the surrender charge exceeds the available policy value minus the loan amount and unpaid fees and charges, there will be no proceeds paid to you on surrender.

•      All insurance coverage ends on the date we receive your surrender request.

•      If you surrender your policy, it cannot be reinstated.

•      Surrendering the policy may have tax consequences, and you should consult with a qualified tax adviser before surrendering your policy.

Reinstatement See Reinstatement, page 60.

•      Reinstatement means putting a lapsed policy back in force.

•      You may reinstate your policy and riders within five years of its lapse if you did not surrender your policy, you still own the policy and the insured person is still insurable.

•      You will need to pay the required reinstatement premium.

•      If you had a policy loan existing when coverage lapsed, unless directed otherwise we will reinstate it with accrued loan interest to the date of the lapse.

•      If either the automatic Supplemental Death Benefit Guarantee or the optional Extended Death Benefit Guarantee Rider lapses, it cannot be reinstated.

•      A policy that is reinstated more than 90 days after lapsing may be considered a modified endowment contract for tax purposes.

•      Reinstating your policy may have tax consequences, and you should consult with a qualified tax adviser before reinstating your policy.

Factors You Should Consider Before Purchasing a Policy

The decision to purchase a policy should be discussed with your agent/registered representative. Make sure you understand the policy’s investment options, its other features and benefits, its risks and the fees and charges you will incur when you consider purchasing the policy and investing in the subaccounts of the variable account.

Life Insurance Coverage

•      The policy is not a short-term investment and should be purchased only if you need life insurance coverage. Evaluate your need for life insurance coverage before purchasing a policy.

•      You should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

Fees and Charges See Fees and Charges, page 24.

•      In the early policy years the surrender charge usually exceeds the policy value because the surrender charge is usually more than the cumulative minimum monthly premiums minus policy fees and charges. Therefore, you should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

•      A policy’s fees and charges reflect the costs associated with its features and benefits, the services we render, the expenses we expect to incur and the risks we assume under the policy.

•      We believe the policy’s fees and charges, in the aggregate, are reasonable, but before purchasing a policy you should compare the value that the policy’s various features and benefits and the available services have to you, given your particular circumstances, with the fees and charges associated with those features, benefits and services.

Grace Period and Lapse See Lapse, page 59.	• Your policy may enter the grace period and subsequently lapse (meaning your policy will terminate without value) if on any monthly processing date:
> A death benefit guarantee is not in effect; and > Your surrender value is not enough to pay the periodic fees and charges when due.

•      If you do not meet these conditions, we will send you notice and give you a 61 day grace period to make a sufficient premium payment.

•      If you do not make a sufficient premium payment by the end of the 61 day grace period, your life insurance coverage will terminate and your policy will lapse.

FlexDesign® VUL

6

Exchanges See Purchasing a Policy, page 21.

•      Replacing your existing life insurance policy(ies) and/or annuity contract(s) with the policy described in this prospectus may not be beneficial to you.

•      Before purchasing a policy, determine whether your existing policy(ies) and/or contract(s) will be subject to fees or penalties upon surrender or cancellation.

•      Also compare the fees, charges, coverage provisions and limitations, if any, of your existing policy(ies) and/or contract(s) with those of the policy described in this prospectus.

Investment Risk See The Variable Account, page 16.	• You should evaluate the policy’s long-term investment potential and risks before purchasing a policy. • For amounts you allocate to the subaccounts of the variable account:

>   Your values will fluctuate with the markets, interest rates and the performance of the underlying mutual funds;

>   You assume the risk that your values may decline or not perform to your expectations;

>   Your policy could lapse without value or you may be required to pay additional premium because of poor fund performance;

>   Each fund has various investment risks, and some funds are riskier than others;

>   There is no assurance that any of the funds will achieve its stated investment objective;

>   The particular risks associated with each fund are detailed in the fund’s prospectus; and

>   You should read each fund’s prospectus and understand the risks associated with the fund before allocating your premiums to its corresponding subaccount.

• For amounts you allocate to the fixed account:
> Interest rates we declare will change over time; and > You assume the risk that interest rates may decline, although never below the guaranteed minimum interest rate of 3.00%.
Taxation See TAX CONSIDERATIONS, page 61.

•      Under current federal income tax law, death benefits of life insurance policies generally are not subject to income tax. In order for this treatment to apply, the policy must qualify as a life insurance contract. We believe it is reasonable to conclude that the  policy will qualify as a life insurance contract.

•      Assuming the policy qualifies as a life insurance contract under current federal income tax law, your policy earnings are generally not subject to income tax as long as they remain within your policy. Depending on your circumstances, however, the following events may have tax consequences for you:

	> Reduction in the amount of your insurance coverage > Loans > Lapse	> Partial withdrawals > Surrender > Reinstatement

•      In addition, if your policy is a modified endowment contract, a partial withdrawal, surrender or a loan against or secured by the policy will be taxable to you to the extent of any gain in the policy. A penalty tax may be imposed on a distribution from a modified endowment contract as well.

•      There is always the possibility that the tax treatment of the policy could be changed by legislation or otherwise. You should consult a qualified tax adviser with respect to legislative developments and their effect on the policy.

•      Consult with a qualified legal or tax adviser before you purchase a policy.

Sales Compensation See Distribution of the Policy, page 77.

•      We pay compensation to broker/dealers whose registered representatives sell the policy.

•      Broker/dealers may be able to choose to receive compensation under various payment options, but their choice will not affect the fees and charges you will pay for the policy.

•      We generally pay more compensation on premiums paid for base insurance coverage than we do on premiums paid for coverage under the Term Insurance Rider. Talk to your agent/registered representative about the appropriate usage of the Term Insurance Rider coverage for your particular situation.

Other Products

•      We and our affiliates offer other insurance products that may have different features, benefits, fees and charges. These other products may better match your needs.

•      Contact your agent/registered representative if you would like information about these other products.

FlexDesign® VUL

7

Fees and Charges

The following tables describe the fees and charges you will pay when buying, owning and surrendering the policy.

Transaction Fees and Charges. The following table describes the fees and charges deducted at the time you make a premium payment or make certain other transactions. See Transaction Fees and Charges, page 25.

Charge	When Deducted	Amount Deducted
Maximum Guaranteed Charges
Premium Expense Charge	• When you make a premium payment.	• 5.00% of each premium payment.
Partial Withdrawal Fee	• When you take a partial withdrawal.	• $25.00.
Surrender Charge [1]	• When you surrender or lapse your policy during the first ten policy years (or ten years from an increase in your insurance coverage).	Range from • $5.30 to $50.50 per $1,000.00 of insurance coverage.

Representative insured person

•      $19.00 per $1,000.00 of insurance coverage.

•      The representative insured person is a male, age 35 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $100,000.00.

•      The rates shown for the representative insured person are for the first policy year.

Transfer Charge [2]	• Each time you make a transfer between investment options.	• $25.00.
Excess Illustration Fee [2]	• Each time you request an illustration after the first each policy year.	• $50.00.
Excess Annual Policy Report Fee [2]	• Each time you request an annual policy report after the first each policy year.	• $50.00.

[1] The surrender charge rates vary based on the insured person’s gender, age and risk class. Surrender charge rates remain level for the first five years then decrease uniformly each month to zero at the end of the tenth year. The rates shown for the representative insured person are for the first policy year, and you may get information about the charge that would apply to you by contacting your agent/registered representative for a personalized illustration.

[2] We do not currently assess this charge.

FlexDesign® VUL

8

Transaction Fees and Charges, continued.

Charge	When Deducted	Amount Deducted
Maximum Guaranteed Charges
Accelerated Death Benefit Rider Charge	• On the date the acceleration request is processed.	• $300.00 per acceleration request.
Overloan Lapse Protection Rider	• On the monthly processing date on or next following the date we receive your request to exercise the rider benefit.	• 3.50% of the policy value. [3]

Periodic Fees and Charges. The following table describes the maximum guaranteed charges that could be deducted each month on the monthly processing date, not including fund fees and expenses. See Periodic Fees and Charges, page 27; and Loan Interest, page 50.

Charge	When Deducted	Amount Deducted
Maximum Guaranteed Charges [4]
Cost of Insurance Charge [5]	• On each monthly processing date.	Range from • $0.06 to $83.33 per $1,000.00 of insurance coverage.

Representative insured person

•      $0.14 per $1,000.00 of insurance coverage.

•      The representative insured person is a male, age 35 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $100,000.00.

•      The rates shown for the representative insured person are for the first policy year.

Administrative Charge	• On each monthly processing date.	• $12.00.

[3] Your policy value is the sum of your holdings in the fixed and variable accounts.

[4] This table shows the maximum guaranteed charges that may be assessed during any policy year. Current charges may be less than the maximum guaranteed charges shown, and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

[5] The cost of insurance charge rates vary based on the amount of your insurance coverage and the insured person’s age at issue and age on the effective date of an increase in insurance coverage, gender and risk class. Different rates will apply to each segment of your insurance coverage. The rates shown for the representative insured person are for the first policy year, and they generally increase each year thereafter. The rates shown have been rounded to the nearest penny, and you may get information about the charge that would apply to you by contacting your agent/registered representative for a personalized illustration.

FlexDesign® VUL

9

Periodic Fees and Charges, continued.

Charge	When Deducted	Amount Deducted
Maximum Guaranteed Charges [6]
Monthly Amount Charge [7]	• On each monthly processing date during the first ten policy years (or for ten years following an increase in your insurance coverage).	Range from • $0.01 to $3.33 per $1,000.00 of insurance coverage.

Representative insured person

•      $0.12 per $1,000.00 of insurance coverage.

•      The representative insured person is a male, age 35 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $100,000.00.

•      The rates shown for the representative insured person are for the first policy year.

Mortality and Expense Risk Charge [8]	• On each monthly processing date.	• 0.05% monthly (0.60% annually) of variable account value (after the other monthly fees and charges are deducted).
Loan Interest Charge	• Payable in advance at the time you take a loan and each policy year thereafter.	• 4.76% annually of the amount held in the loan account for non-preferred loans. • 3.38% annually of the amount held in the loan account for preferred loans.

[6] These tables show the maximum guaranteed charges that may be assessed during any policy year. Current charges may be less than the maximum guaranteed charges shown, and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

[7] The monthly amount charge rates vary based on the amount of your insurance coverage and the insured person’s age at issue and age on the effective date of an increase in insurance coverage, gender and risk class. Different rates will apply to each segment of your insurance coverage. The rates shown for the representative insured person are for the first policy year, and they generally increase each year thereafter. The rates shown have been rounded to the nearest penny, and you may get information about the charge that would apply to you by contacting your agent/registered representative for a personalized illustration.

[8] The monthly mortality and expense risk charge rate is rounded the nearest one hundredth of one percent. See Mortality and Expense Risk Charge, page 28, for the monthly rate without rounding.

FlexDesign® VUL

10

Optional Rider Fees and Charges. The following table describes the maximum guaranteed charges that could be deducted each month on the monthly processing date if you elect any of the optional rider benefits. See Rider Fees and Charges, page 28.

Charge	When Deducted	Amount Deducted
Maximum Guaranteed Charges [9]
Accidental Death Benefit Rider [10]	• On each monthly processing date.	Range from • $0.07 to $0.17 per $1,000.00 of rider benefit.

Representative insured person

•      $0.07 per $1,000.00 of rider benefit.

•      The representative insured person is a male, age 35 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $100,000.00.

•      The rates shown for the representative insured person are for the first rider year.

Additional Insured Rider [11]	• On each monthly processing date.	Range from • $0.08 to $83.33 per $1,000.00 of rider benefit.

Representative insured person

•      $0.18 per $1,000.00 of rider benefit.

•      The representative insured person is a female, age 40 in the preferred no tobacco risk class.

•      The rates shown for the representative insured person are for the first rider year.

Children’s Insurance Rider	• On each monthly processing date.	• $0.62 per $1,000.00 of rider benefit.
Term Insurance Rider [11]	• On each monthly processing date.	Range from • $0.08 to $83.33 per $1,000.00 of rider benefit.

Representative insured person

•      $0.14 per $1,000.00 of rider benefit.

•      The representative insured person is a male, age 35 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $100,000.00.

•      The rates shown for the representative insured person are for the first rider year.

[9]   This table shows the maximum guaranteed charges that may be assessed during any policy year. Current charges may be less than the maximum guaranteed charges shown, and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

[10] The rates for this rider vary based on several factors that may include the insured person’s age at issue, gender and risk class. The rates shown are for the first rider year, and they generally increase thereafter. The rates shown have been rounded to the nearest penny, and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

[11] The rates for these riders vary based on several factors that may include the insured person’s age at issue, gender and risk class. The rates shown for the representative insured person are for the first rider year, and they generally increase thereafter. The rates shown may have been rounded to the nearest penny, and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

FlexDesign® VUL

11

Optional Rider Fees and Charges, continued.

Charge	When Deducted	Amount Deducted
Maximum Guaranteed Charges [12]
Waiver of Monthly Deduction Rider [13]	• On each monthly processing date.	Range from • $0.04 to $0.48 per $1.00 of the periodic fees and charges due each month.

Representative insured person

•      $0.05 per $1.00 of the periodic fees and charges due each month.

•      The representative insured person is a male, age 35 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $100,000.00.

•      The rates shown for the representative insured person are for the first rider year.

Waiver of Specified Premium [13]	• On each monthly processing date.	Range from • $0.03 to $0.16 per $1.00 of the specified amount of premium.

Representative insured person

•      $0.03 per $1.00 of the periodic fees and charges due each month.

•      The representative insured person is a male, age 35 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $100,000.00.

•      The rates shown for the representative insured person are for the first rider year.

[12] This table shows the maximum guaranteed charges that may be assessed during any policy year. Current charges may be less than the maximum guaranteed charges shown, and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

[13] The rates for this rider vary based on the insured person’s age at issue, gender and risk class (where applicable). The rates shown for the representative insured person are for the first rider year, and they generally increase thereafter. Rates may have been rounded to the nearest penny, and you may get information about the charge that would apply to you by contacting your agent/registered representative for a personalized illustration.

FlexDesign® VUL

12

Fund Fees and Expenses. The following table shows the minimum and maximum total annual fund expenses that you may pay during the time you own the policy. Fund expenses vary from fund to fund and may change from year to year. For more detail about a fund’s fees and expenses, review the fund’s prospectus. See also Fund Fees and Expenses, page 29.

	Minimum	Maximum
Total Annual Fund Expenses (deducted from fund assets) [14]	0.27%	1.82% [15]

Total annual fund expenses are deducted from amounts that are allocated to the fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and policy owner services provided on behalf of the fund. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of fund shares.

If a fund is structured as a “fund of funds,” total annual fund expenses also include the fees associated with the funds in which it invests. Because of this a fund that is structured as a “fund of funds” may have higher fees and expenses than a fund that invests directly in debt and equity securities. For a list of the “fund of funds” available through the policy, see the chart of funds available through the variable account on page 17.

[14] Some funds that are available through the policy have contractual arrangements to waive and/or reimburse certain fund fees and expenses. The minimum and maximum total annual fund expenses shown above do not reflect any of these waiver and/or reimbursement arrangements.

[15] Excludes 0.66% of non-recurring offering expenses. If these extraordinary expenses were included, the maximum total annual fund operating expenses would have been 2.48%.

FlexDesign® VUL

13

How the Policy Works

FlexDesign® VUL

14

THE COMPANY, THE VARIABLE ACCOUNT AND THE FIXED ACCOUNT

ReliaStar Life Insurance Company

ReliaStar Life Insurance Company (“ReliaStar,” “we,” “us,” “our,” and the “company”) issues the variable universal life insurance policy described in this prospectus and is responsible for providing the policy’s insurance benefits. All guarantees and benefits provided under the policy that are not related to the variable account are subject to the claims paying ability of the company and our general account. We are a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota. We are admitted to do business in the District of Columbia and all states except New York. Our headquarters is at 20 Washington Avenue South, Minneapolis, Minnesota 55401.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“VoyaTM”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange (“NYSE”) under the symbol “VOYA” and Voya completed its initial public offering of common stock.

Voya is an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. In 2009 ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya, which together with its subsidiaries, including the Company, constitutes ING’s U.S.-based retirement, investment management and insurance operations. As of March 25, 2014, ING’s ownership of Voya was approximately 43%. Under an agreement with the European Commission, ING is required to divest itself of 100% of Voya by the end of 2016.

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor (“DOL”), the Internal Revenue Service (“IRS”) and the Office of the Comptroller of the Currency (“OCC”). For example, U.S federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. See “TAX CONSIDERATIONS, page 61, for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or

FlexDesign® VUL

15

applicable law, or to meet any of these complex tax, securities or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

The Investment Options

You may allocate your premium payments to any of the available investment options. These options include subaccounts of the variable account and the fixed account. The investment performance of a policy depends on the performance of the investment options you choose.

The Variable Account

We established the Select*Life Variable Account (the “variable account”) on October 11, 1984, as one of our separate accounts under the laws of the State of Minnesota. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”).

We own all of the assets of the variable account and are obligated to pay all amounts due under a policy according to the terms of the policy. Income, gains and losses credited to, or charged against, the variable account reflect the investment experience of the variable account and not the investment experience of our other assets. Additionally, Minnesota law provides that we cannot charge the variable account with liabilities arising out of any other business we may conduct. This means that if we ever became insolvent, the variable account assets will be used first to pay variable account policy claims. Only if variable account assets remain after these claims have been satisfied can these assets be used to pay owners of other policies and creditors. All guarantees and benefits provided under the policy that are not related to the variable account are subject to the claims paying ability of the company and our general account.

The variable account is divided into subaccounts. Each subaccount invests in a corresponding mutual fund. When you allocate premium payments to a subaccount, you acquire accumulation units of that subaccount. You do not invest directly in or hold shares of the mutual funds when you allocate premium payments or policy value to the subaccounts of the variable account.

Funds Available Through the Variable Account. The following chart lists the mutual funds that are currently available through the variable account.

FlexDesign® VUL

16

Certain of these mutual funds are structured as “fund of funds.” A “fund of funds” may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. The “fund of funds” available through the policy are identified below.

Funds Currently Available Through the Variable Account

•   American Funds Insurance Series® – Growth Fund (Class 2)

•   American Funds Insurance Series® – Growth-Income Fund (Class 2)

•   American Funds Insurance Series® – International Fund (Class 2)

•   BlackRock Global Allocation V.I. Fund (Class III)

•   Fidelity® VIP Contrafund® Portfolio (Initial Class)

•   Fidelity® VIP Equity-Income Portfolio (Initial Class)

•   Neuberger Berman AMT Socially Responsive Portfolio® (Class I)

•   Voya Balanced Portfolio (Class I)

•   Voya Global Bond Portfolio (Class S)

•   Voya Global Perspectives Portfolio (Class I) [1]

•   Voya Global Resources Portfolio (Class I)

•   Voya Growth and Income Portfolio (Class I)

•   Voya Index Plus LargeCap Portfolio (Class I)

•   Voya Index Plus MidCap Portfolio (Class I)

•   Voya Index Plus SmallCap Portfolio (Class I)

•   Voya Intermediate Bond Portfolio (Class I)

•   Voya International Index Portfolio (Class S)

•   Voya Large Cap Growth Portfolio (Class I)

•   Voya Large Cap Value Portfolio (Class I)

•   Voya Limited Maturity Bond Portfolio (Class S)

•   Voya Liquid Assets Portfolio (Class I)

•   Voya Multi-Manager Large Cap Core Portfolio (Class I)

•   Voya Retirement Growth Portfolio (Class I) [1]

•   Voya Retirement Moderate Growth Portfolio (Class I) [1]

•   Voya Retirement Moderate Portfolio (Class I) [1]

•   Voya RussellTM Large Cap Growth Index Portfolio (Class I)

•   Voya RussellTM Large Cap Index Portfolio (Class I)

•   Voya RussellTM Large Cap Value Index Portfolio (Class I)

•   Voya RussellTM Mid Cap Growth Index Portfolio (Class I)

•   Voya RussellTM Small Cap Index Portfolio (Class I)

•   Voya Small Company Portfolio (Class I)

•   Voya SmallCap Opportunities Portfolio (Class I)

•   Voya U.S. Bond Index Portfolio (Class I)

•   Voya U.S. Stock Index Portfolio (Class I)

•   VY Baron Growth Portfolio (Class I)

•   VY BlackRock Health Sciences Opportunities Portfolio (Class I)

•   VY BlackRock Large Cap Growth Portfolio (Class I)

•   VY Clarion Global Real Estate Portfolio (Class S)

•   VY Columbia Small Cap Value II Portfolio (Class I)

•   VY DFA World Equity Portfolio (Class I) [1]

•   VY FMRSM Diversified Mid Cap Portfolio (Class I) [2]

•   VY Franklin Templeton Founding Strategy Portfolio (Class I) [1]

•   VY Invesco Comstock Portfolio (Class I)

•   VY Invesco Equity and Income Portfolio (Class I)

•   VY Invesco Growth and Income Portfolio (Class S)

•   VY JPMorgan Emerging Markets Equity Portfolio (Class I)

•   VY JPMorgan Small Cap Core Equity Portfolio (Class I)

•   VY MFS Total Return Portfolio (Class I)

•   VY MFS Utilities Portfolio (Class S)

•   VY Marsico Growth Portfolio (Class I)

•   VY Oppenheimer Global Portfolio (Class I)

•   VY Pioneer High Yield Portfolio (Class I)

•   VY T. Rowe Price Capital Appreciation Portfolio (Class I)

•   VY T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)

•   VY T. Rowe Price Equity Income Portfolio (Class I)

•   VY T. Rowe Price International Stock Portfolio (Class I)

•   VY Templeton Foreign Equity Portfolio (Class I)

*    In connection with the rebranding of ING U.S. as Voya FinancialTM, effective May 1, 2014, the ING funds were renamed by generally replacing ING in each fund name with either Voya or VY.

1     This fund is structured as a “fund of funds.” See the Fund Fees and Expenses table on page 13 and the Fund of Funds section on page 32 for more information about “fund of funds.”

2     FMRSM is a service mark of Fidelity Management & Research Company.

FlexDesign® VUL

17

See Appendix B to this prospectus for more information about the mutual funds available through the variable account, including information about each fund’s investment adviser/subadviser and investment objective. More detailed information about each fund, including information about their investment risks and fees and expenses, can be found in the fund’s current prospectus and Statement of Additional Information. You may obtain these documents by contacting Customer Service.

A mutual fund available through the variable account is not the same as a retail mutual fund with the same or similar name. Accordingly, the management, fees and expenses and performance of a fund is likely to differ from a similarly named retail mutual fund.

Voting Privileges. We invest each subaccount’s assets in shares of a corresponding mutual fund. We are the legal owner of the fund shares held in the variable account, and we have the right to vote on certain issues. Among other things, we may vote on issues described in the fund’s current prospectus or issues requiring a vote by shareholders under the 1940 Act.

Even though we own the shares, we give you the opportunity to tell us how to vote the number of shares attributable to your policy. We count fractional shares. If you have a voting interest, we send you proxy material and a form on which to give us your voting instructions.

Each fund share has the right to one vote. The votes of all fund shares are cast together on a collective basis, except on issues for which the interests of the funds differ. In these cases, voting is on a fund-by-fund basis.

Examples of issues that require a fund-by-fund vote are changes in the fundamental investment policy of a particular fund or approval of an investment advisory agreement.

We vote the shares in accordance with your instructions at meetings of the fund’s shareholders. We vote any fund shares that are not attributable to policies and any fund shares for which the owner does not give us instructions in the same proportion as we vote the shares for which we did receive voting instructions. This means that instructions from a small number of shareholders can determine the outcome of a vote. There is no minimum number of shares for which we must receive instructions before we vote the shares.

We reserve the right to vote fund shares without getting instructions from policy owners if the federal securities laws, regulations or their interpretations change to allow this.

You may instruct us only on matters relating to the funds corresponding to those subaccounts in which you have invested assets as of the record date set by the fund’s Board for the shareholders meeting. We determine the number of fund shares in each subaccount of your policy by dividing your variable account value in that subaccount by the net asset value of one share of the matching fund.

FlexDesign® VUL

18

Right to Change the Variable Account. Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to our variable account with respect to some or all classes of policies:

•      Change the investment objective;

•      Offer additional subaccounts that will invest in funds we find appropriate for policies we issue;

•      Eliminate subaccounts;

•      Combine two or more subaccounts;

•      Close subaccounts. We will notify you in advance by a supplement to this prospectus if we close a subaccount. If a subaccount is closed or otherwise is unavailable for new investment, unless you provide us with alternative allocation instructions, all future premiums directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to your most recent allocation instructions. If your most recent allocation instructions do not include any available subaccounts, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting Customer Service. See also the Transfers  section of this prospectus, page 51, for information about making subaccount allocation changes;

•      Substitute a new mutual fund for a fund in which a subaccount currently invests. A substitution may become necessary if, in our judgment:

>    A fund no longer suits the purposes of your policy;

>    There is a change in laws or regulations;

>    There is a change in the fund’s investment objectives or restrictions;

>    The fund is no longer available for investment; or

>    Another reason we deem a substitution is appropriate.

•      In the case of a substitution, the new mutual fund may have different fees and charges than the fund it replaced;

•      Transfer assets related to your policy class to another separate account;

•      Withdraw the variable account from registration under the 1940 Act;

•      Operate the variable account as a management investment company under the 1940 Act;

•      Cause one or more subaccounts to invest in a mutual fund other than, or in addition to, the funds currently available;

•      Stop selling the policy;

•      End any employer or plan trustee agreement with us under the agreement’s terms;

•      Limit or eliminate any voting rights for the variable account;

•      Make any changes required by the1940 Act or its rules or regulations; or

•      Close a subaccount to new investments.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC, and approved, if necessary, by the appropriate state insurance department(s). We will notify you of any changes. If you wish to transfer the amount you have in the affected subaccount to another subaccount or to the fixed account, you may do so free of charge. Just notify Customer Service.

FlexDesign® VUL

19

The Fixed Account

You may allocate all or a part of your net premium and transfer all or part of your variable account value into the fixed account. We declare the interest rate that applies to all amounts in the fixed account. This interest rate is never less than 3.00%. Interest compounds daily at an effective annual rate that equals the declared rate. We credit interest to the fixed account on a daily basis. We pay interest regardless of the actual investment performance of our general account. We bear all of the investment risk for the fixed account.

Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value.

The fixed account guarantees principal and is part of our general account. The general account supports our non-variable insurance and annuity obligations. We have not registered interests in the fixed account under the Securities Act of 1933, as amended (“1933 Act”). Also, we have not registered the fixed account or the general account as an investment company under the 1940 Act (because of exemptive and exclusionary provisions). This means that the general account, the fixed account and interests in it are generally not subject to regulation under these Acts. All guarantees and benefits provided under the policy that are not related to the variable account are subject to the claims paying ability of the company and our general account.

The SEC staff has not reviewed the disclosures in this prospectus relating to the general account and the fixed account. These disclosures, however, may be subject to certain requirements of the federal securities law regarding accuracy and completeness of statements made.

DETAILED INFORMATION ABOUT THE POLICY

This prospectus describes our standard FlexDesign® variable universal life insurance policy. The policy provides death benefits, cash values and other features of traditional life insurance contracts. There may be variations in policy features, benefits and charges because of requirements of the state where we issue your policy. We describe all such differences in your policy.

If you would like to know about state variations, please ask your agent/registered representative. We can provide him/her with the list of variations that will apply to your policy.

FlexDesign® VUL

20

We and our affiliates offer various other products with different features and terms than the policy offered through this prospectus and that may offer some or all of the same funds. These products have different benefits, fees and charges and may or may not better match your needs. Please note that some of the company’s management personnel and certain other employees may receive a portion of their employment compensation based on the amount of policy values allocated to funds affiliated with ING. You should be aware that there may be alternative products available, and, if you are interested in learning more about these other products, contact Customer Service or your agent/registered representative.

Important Information Regarding Changes in State Insurance Laws and Federal Income Tax Rules

Effective January 1, 2009, to comply with state insurance and federal income tax laws, all new life insurance policies must be based on the 2001 Commissioners Standard Ordinary (“CSO”) mortality tables. The policy described in this prospectus is based on the 1980 CSO mortality tables (“1980 CSO policy”). While the policy described in this prospectus is already no longer offered for new sales, please be aware that there may be limitations on what changes or modifications can be made to an existing 1980 CSO policy.

If you are considering making any change or modification to your existing 1980 CSO policy, please contact us to see if such change or modification will be allowed. You should also consult with a qualified tax adviser to determine what effect the change or modification will have on your policy.

Purchasing a Policy

The policy is no longer offered for new sales. When you purchased the policy, however, you were required to submit an application to us. On that application you were required to select, among other things:

•      The amount of your insurance coverage (which generally must be at least $25,000.00);

•      Your initial death benefit option;

•      The death benefit qualification test to apply to your policy (we may limit the amount of coverage we will issue on the life of the insured person when the cash value accumulation test is chosen); and

•      Any riders or optional benefits.

FlexDesign® VUL

21

On the application you provided us with certain health and other necessary information. Upon receipt of an application, we followed our underwriting procedures to determine whether the proposed insured person was insurable by us. Before we made this determination, we may have needed to request and review medical examinations of and other information about the proposed insured person. Through our underwriting process, we determined the risk class for the insured person if the application was accepted. Risk class is based on such factors as age, gender, health and occupation of the insured person. Risk class will impact the cost of insurance rates you will pay and may also affect premiums and other policy fees, charges and benefits.

We reserve the right to reject an application for any reason permitted by law. If an application is rejected, any premium received will be returned without interest.

On the date coverage under the policy begins (the “policy date”), the person on whose life we issue the policy (the “insured person”) generally can be no more than age 85. “Age” under the policy means the insured person’s age as of the policy date. From time to time, we may accept an insured person who exceeds our normal maximum age limit. We will not unfairly discriminate in determining the maximum age at issue. All exceptions to our normal limits are dependent upon our ability to obtain acceptable reinsurance coverage for our risk with an older insured.

You may have requested that we back-date a policy up to six months to allow the insured person to give proof of a younger age for the purposes of your policy. Except for cash on delivery policies, we generally will not reissue a policy to change the policy date.

Important Information About the Term Insurance Rider. It may be to your economic advantage to include part of your insurance coverage under the Term Insurance Rider. Working with your agent/registered representative, consider the factors described in the Term Insurance Rider section of this prospectus, page 41, when deciding the appropriate usage of the Term Insurance Rider for your particular situation.

Premium Payments

Premium payments are flexible and you may choose the amount and frequency of premium payments, within limits, including:

•      We may refuse to accept any premium less than $25.00;

•      You cannot pay additional premiums after age 100;

•      We may refuse to accept any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code;

•      We may refuse to accept any premium that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgement accepting your policy as a modified endowment contract; and

•      We may refuse to accept any premium that does not comply with our anti-money laundering program. See Anti-Money Laundering, page 71.

FlexDesign® VUL

22

After we deduct the premium expense charge from your premium payments, we apply the remaining net premium to your policy as described below.

A premium payment is received by us when it is received at our offices. After you have paid your minimum initial premium, we suggest you send payments directly to us, rather than through your agent/registered representative, to assure the earliest crediting date.

Insurance coverage does not begin until we receive your minimum initial premium. The minimum initial premium is generally equal to at least the minimum premiums for the first three months. The minimum premium is based on monthly rates that vary according to the insured person’s gender, risk class and age. Optional rider benefits have their own minimum premium rates. If you authorize premiums to be paid by electronic funds transfer, we will issue a policy upon receipt of the minimum premium for the first month and the required completed electronic funds transfer forms.

Your policy will indicate the minimum premium that applies to you. You are not required to pay the minimum premium, but payment of the minimum premium will keep your policy in force during either the Basic or the Supplemental Death Benefit Guarantee period. See  Death Benefit Guarantees, page 37.  Payment of the minimum premium may or may not be enough to keep your policy in force beyond either the Basic or Supplemental Death Benefit Guarantee period. Additionally, you may need to pay more than the minimum premium to keep the Extended Death Benefit Guarantee in force. See Extended Death Benefit Guarantee Rider, page 40.

Premium Payments Affect Your Coverage. During any applicable death benefit guarantee period, the death benefit guarantee lasts only if your cumulative premium payments to the next monthly processing date, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments applicable to the guarantee. If they are not and your surrender value is not enough to pay the periodic fees and charges, when due, then your policy will enter the 61-day grace period and you must make a sufficient premium payment to avoid lapse and loss of insurance coverage. See Lapse, page 59.

Allocation of Net Premium. Until your initial net premium is allocated as described below, we hold premiums in a general suspense account. Premiums held in this suspense account do not earn interest.

We apply the initial net premium to your policy after all of the following conditions have been met:

•      We receive the required initial minimum premium;

•      All issue requirements have been received by Customer Service; and

•      We approve your policy for issue.

FlexDesign® VUL

23

We allocate your initial net premium in the subaccount that invests in the Voya Liquid Assets Portfolio on the valuation date next following your policy date. We later transfer the amount held in this subaccount to the fixed account and the available subaccounts that you have selected subaccounts, based on your most recent premium allocation instructions. This transfer will generally occur on the sixteenth day following your policy date.

All net premiums we receive after this period are allocated to your policy on the valuation date of receipt. We will use your most recent premium allocation instructions specified in whole percentages totaling 100.00%. If your most recent premium allocation instructions includes a mutual fund that corresponds to a subaccount that is closed to new investment (we will notify you in advance by a supplement to this prospectus if we close a subaccount) or is otherwise unavailable, net premium received that would have been allocated to the subaccount corresponding to the closed or otherwise unavailable mutual fund may be automatically allocated among all the other available subaccounts according to your most recent allocation instructions. If your most recent allocation instructions do not include any available funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting Customer Service. Your failure to provide us with alternative allocation instructions before we return your premium payment(s) may result in your policy entering the 61 day grace period and/or your policy lapsing without value. See Lapse, page 59, for more information about how to keep your policy from lapsing. See also Reinstatement, page 60, for more information about how to put your policy back in force if it has lapsed.

Free Look Period

You have the right to examine your policy and return it to us (for any reason) within the period shown in the policy. The period during which you have this right is called the free look period and starts on the date you receive your policy. If you request a free look refund or return your policy to us within the free look period, we cancel it as of your policy date.

If you cancel your policy during the free look period you will receive a refund as determined by state law. Generally, there are two types of free look refunds:

•      Some states require a return of all premium we have received; and

•      Other states require a return of the current policy value plus a refund of any fees and charges deducted.

The free look refund that applies in your state is set forth in your policy.

Fees and Charges

We deduct fees and charges under the policy to compensate us for:

•      Providing the insurance benefits of the policy (including any rider benefits);

•      Administering the policy;

•      Assuming certain risks in connection with the policy; and

•      Incurring expenses in distributing the policy.

FlexDesign® VUL

24

The amount of a fee or charge may be more or less than the cost associated with the service or benefit. Accordingly, excess proceeds from one fee or charge may be used to make up a shortfall on another fee or charge, and we may earn a profit on one or more of these fees and charges. We may use any such profits for any proper corporate purpose, including, among other things, payments of sales expenses.

Transaction Fees and Charges

We deduct the following transaction fees and charges from your policy value each time you make certain transactions.

Premium Expense Charge. We deduct a premium expense charge from each premium payment we receive. This charge is 5.00% of each premium payment.

This charge helps offset:

•      The expenses we incur in selling the policy;

•      The costs of various state and local taxes. We pay state and local taxes in almost all states. These taxes vary in amount from state to state and may vary from jurisdiction to jurisdiction within a state; and

•      The cost associated with the federal income tax treatment of our deferred acquisition costs. This cost is determined solely by the amount of life insurance premium we receive.

Partial Withdrawal Fee. We deduct a partial withdrawal fee each time you take a partial withdrawal from your policy. The amount of this fee is currently $10.00, but we reserve the right to deduct up to $25.00 for each partial withdrawal. We deduct the partial withdrawal fee proportionately from your remaining fixed and variable account values.

This fee helps offset the expenses we incur when processing a partial withdrawal.

Surrender Charge. We deduct a surrender charge during the first ten policy years or the first ten years after an increase in your insurance coverage when you:

•      Surrender your policy; or

•      Allow your policy to lapse.

The amount of the surrender charge depends on the surrender charge rates.

FlexDesign® VUL

25

When you purchase a policy or increase your insurance coverage, we set surrender charge rates based on the gender, age and risk class of the insured person. The initial surrender charge decreases uniformly each month to zero at the end of the tenth policy year. For any requested increase in your insurance coverage, an additional surrender charge begins at zero, increases uniformly each month until it reaches the maximum after three years and then reduces uniformly each month until it becomes zero at the end of the tenth policy year. See Changes in the Amount of Your Insurance Coverage, page 32. Surrender charge rates will not exceed $50.50 per $1,000.00 of insurance coverage and the rates that apply to you are set forth in your policy. See the Transaction Fees and Charges table beginning on page 8 for the minimum and maximum surrender charge rates and the rates for a representative insured person.

In the early policy years the surrender charge usually exceeds the policy value because the surrender charge is usually more than the cumulative minimum premiums minus policy fees and charges. Therefore, you should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

This charge helps offset the expenses we incur in selling the policy.

Transfer Charge. We currently do not assess a charge for transfers between any of the investment options. We reserve the right, however, to charge up to $25.00 for each transfer. Transfers associated with policy loans, the dollar cost averaging or automatic rebalancing programs, exercise of the Overloan Lapse Protection Rider benefit or the exercise of conversion rights will not count as transfers when calculating any applicable transfer charge.

This charge helps offset the expenses we incur when processing transfers.

Excess Illustration Fee. We currently do not assess this fee, but unless prohibited under state law, we reserve the right to assess a fee of up to $50.00 for each illustration of your policy values you request after the first each policy year.

This fee helps offset the costs we incur when processing requests for excess illustrations.

Excess Annual Report Fee. We currently do not assess this fee, but we reserve the right to assess a fee of up to $50.00 for each annual report you request after the first each policy year.

This fee helps offset the costs we incur when processing requests for excess annual reports.

FlexDesign® VUL

26

Periodic Fees and Charges

We deduct the following periodic fees and charges from your policy value on the monthly processing date. The monthly processing date is the same date each month as your policy date. If that date is not a valuation date, then the monthly processing date is the next valuation date.

In the policy form the “monthly processing date” is referred to as the “Monthly Anniversary.”

Cost of Insurance. The cost of insurance charge is equal to our current monthly cost of insurance rates multiplied by the net amount at risk for each segment of your insurance coverage. The net amount at risk as calculated on each monthly processing date equals the difference between:

•      Your current base death benefit, discounted to take into account one month’s interest earnings at an assumed 3.00% annual interest rate; and

•      Your policy value minus the periodic fees and charges due on that date, other than cost of insurance charges.

Monthly cost of insurance rates are based on the insured person’s age at issue, gender, risk class and amount of insurance coverage on the policy date and each date you increase your insurance coverage (a “segment date”) and the policy year. They will not, however, be greater than the guaranteed cost of insurance rates shown in the policy, which are based on the 1980 Commissioner’s Standard Ordinary Sex Distinct Mortality Tables. We will apply unisex rates where appropriate under the law. This currently includes the state of Montana. The rates that apply to you are set forth in your policy. See the Periodic Fees and Charges table beginning on page 9 for the minimum and maximum cost of insurance rates and the rates for a representative insured person.

Separate cost of insurance rates apply to each segment of your insurance coverage and your riders. The maximum rates for the initial and each new segment of your insurance coverage will be printed in your policy schedule pages.

The cost of insurance charge varies from month to month because of changes in your net amount at risk, changes in your death benefit and the increasing age of the insured person. The net amount at risk is affected by the same factors that affect your policy value, namely:

•      The net premium applied to your policy;

•      The fees and charges we deduct;

•      Any partial withdrawals you take;

•      Interest earnings on the amounts allocated to the fixed account;

•      Interest earned on amounts held in the loan account; and

•      The investment performance of the funds underlying the subaccounts of the variable account.

We calculate the net amount at risk separately for each segment of your insurance coverage.

FlexDesign® VUL

27

The cost of insurance charge compensates us for the ongoing costs of providing insurance coverage, including the expected cost of paying death proceeds that may be more than your policy value.

Administrative Charge. The monthly administrative charge is currently $8.25 and is guaranteed not to exceed $12.00. The administrative charge compensates us for the costs associated with administering the policies.

Monthly Amount Charge. During the first ten policy years (and for ten years following a requested increase in insurance coverage) we will deduct a monthly charge per $1,000.00 of insurance coverage. For a policy issued in New Jersey, the elimination of these charges after the first ten policy years (or the first ten years following a requested increase in insurance coverage) is not guaranteed, and these charges may be assessed for the duration of the policy. The monthly amount charge is based on the insured person’s age at issue, gender, risk class and amount of insurance coverage on the policy date and on each segment date, as appropriate. Any decrease in insurance coverage or any change in insurance coverage resulting from a change in the death benefit option will not affect the monthly amount charge. The rates that apply to you are set forth in your policy. See the Periodic Fees and Charges table beginning on page 9 for the minimum and maximum monthly amount charge rates and the rates for a representative insured person.

The monthly amount charge helps compensate us for expenses relating to the distribution of the policy, including agents’ commissions, advertising and the printing of the prospectus and sales literature for new sales of the policy. A portion of this charge may also contribute to company profits.

Mortality and Expense Risk Charge. The monthly mortality and expense risk charge is 0.02917% (0.35% annually)  of your variable account value after all other monthly fees and charges are deducted. We guarantee that the monthly mortality and expense risk charge will not exceed 0.05% (0.60% annually) of your variable account value after all other monthly fees and charges are deducted.

This charge helps compensate us for the mortality and expense risks we assume when we issue a policy. The mortality risk is that insured people, as a group, may live less time than we estimated. The expense risk is that the costs of issuing and administering the policies and operating the subaccounts of the variable account are greater than we estimated.

Rider Fees and Charges

There may be separate fees and charges if you add any optional rider benefits or exercise certain automatic rider benefits. For more information about rider benefits and the applicable fees and charges, see the Optional Rider Fees and Charges table beginning on page 11 and the Optional Rider Benefits section on page 39. See also the Transaction Fees and Charges table beginning on page 8 and the Automatic Rider Benefits section on page 43.

FlexDesign® VUL

28

Waiver and Reduction of Fees and Charges

We may waive or reduce any of the fees and charges under the policy, as well as the minimum amount of insurance coverage set forth in this prospectus. Any waiver or reduction will be based on expected economies that result in lower sales, administrative or mortality expenses. For example, we may expect lower expenses in connection with sales to:

•      Certain groups or sponsored arrangements (including our employees, certain family members of our employees, our affiliates and our appointed sales agents);

•      Our policyholders or the policyholders of our affiliated companies.

Any variation in fees and charges will be based on differences in costs or services and our rules in effect at the time. We may change our rules from time to time, but we will not unfairly discriminate in any waiver or reduction.

Fund Fees and Expenses

As shown in the fund prospectuses and described in the Fund Fees and Expenses table on page 13 of this prospectus, each underlying mutual fund deducts management/investment advisory fees from the amounts allocated to the funds. In addition, each underlying mutual fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and policy owner services provided on behalf of the fund. Furthermore, certain underlying mutual funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Fund fees and expenses are one factor that impacts the value of a fund’s shares. To learn more about fund fees and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectuses.

Less expensive share classes of the underlying mutual funds offered through this policy may be available for investment outside of this policy. You should evaluate the expenses associated with the underlying mutual funds available through this policy before making a decision to invest.

Revenue from the Funds

The company may receive compensation from each of the underlying mutual funds or from the funds’ affiliates. For certain funds, some of the compensation may be paid out of 12b1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the company to the funds or the funds’ affiliates. These additional payments may also be made by the company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the company and do not increase, directly or indirectly, the fund fees and expenses.

FlexDesign® VUL

29

The amount of revenue the company may receive from each of the underlying mutual funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the policy. This revenue is one of several factors we consider when determining the policy fees and charges and whether to offer a fund through our policies. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning mutual funds managed by Directed Services LLC, Voya Investments, LLC or another company affiliate, generate the largest dollar amount of revenue for the company. Affiliated funds may also be subadvised by a company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial, dollar amounts of revenue for the company. The company expects to earn a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the company from affiliated mutual funds may be deducted from fund assets and may include:

•      A share of the management fee;

•      Service fees;

•      For certain share classes, compensation paid from 12b-1 fees; and

•      Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue may be retained by the affiliated investment adviser and ultimately shared with the company. The sharing of the management fee between the company and the affiliate investment adviser does not increase, directly or indirectly, fund fees and expenses. The company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the company with a financial incentive to offer affiliated funds through the policy rather than unaffiliated funds.

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the company or the affiliated investment adviser by the subadvisers. However, subadvisers my provide reimbursement for employees of the company or its affiliates to attend business meetings or training conferences.

FlexDesign® VUL

30

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated mutual funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The revenue received by the company or its affiliates from unaffiliated funds may be deducted from fund assets and may include:

•      Service fees;

•      For certain share classes, compensation paid from 12b-1 fees; and

•      Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund’s prospectus. These additional payments may be used by us to finance distribution of the policy.

If the unaffiliated fund families currently offered through the policy that made payments to us were individually ranked according to the total amount they paid to the company or its affiliates in 2013 in connection with the registered variable life insurance policies issued by the company, that ranking would be as follows:

•      Fidelity® Variable Insurance Product Portfolios;

•      American Funds Insurance Series®;

•      BlackRock V.I. Funds; and

•      Neuberger Berman Advisers Management Trust.

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the company or its affiliates in 2013, the affiliated funds would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company representatives and wholesalers rather than monetary benefits. These benefits and opportunities may include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel and opportunities to host due diligence meetings for representatives and wholesalers.

FlexDesign® VUL

31

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See Distribution of the Policy, page 77.

Fund of Funds

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the list of funds available through the variable account on page 17.

Death Benefits

You decide the amount of life insurance protection you need, now and in the future. Generally, we require a minimum of $25,000.00 of coverage to issue your policy. We may lower this minimum for certain group, sponsored or corporate purchasers. The amount of insurance coverage in effect on your policy date is your initial coverage segment.

In the policy form the amount of insurance coverage you select is referred to as the “Face Amount.”

It may be to your economic advantage to include part of your insurance coverage under the Term Insurance Rider. See Important Information About the Term Insurance Rider, page 42.

Changes in the Amount of Your Insurance Coverage

Subject to certain limitations, you may change the amount of your insurance coverage. The change will be effective on the next monthly processing date after we receive your written request or the next monthly processing date after underwriting approval (if required), whichever is later.

There may be underwriting or other requirements that must be met before we will approve a change. After we approve your request to change the amount of insurance coverage under the policy, we will send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to Customer Service so that we can make this change for you.

Increases in the amount of your insurance coverage must be at least $5,000.00 and may be permitted until age 85.

A requested increase in insurance coverage will cause a new coverage segment to be created. A coverage segment or segment is a block of insurance coverage. Once we create a new segment, it is permanent unless the law requires differently.

FlexDesign® VUL

32

Each new segment will have:

•      A new surrender charge;

•      New cost of insurance charges, guaranteed and current;

•      A new monthly amount charge;

•      A new incontestability period;

•      A new suicide exclusion period; and

•      A new minimum premium.

In determining the net amount at risk for each coverage segment, we allocate the policy value first to the initial segment and any excess to additional segments starting with the first.

You may not decrease the amount of your insurance coverage below $25,000.00. You cannot request a decrease in the amount of your insurance coverage more frequently than once every six months. Decreases in insurance coverage on policies with multiple coverage segments will be made in the following order:

1.    From the most recent segment;

2.    From the next more recent segments successively; and

3.    From the initial segment.

Decreases in insurance coverage may result in:

•      A shortened death benefit guarantee period if the Term Insurance Rider is attached;

•      Reduced minimum premium amounts; and

•      Reduced cost of insurance charges.

Decreases in insurance coverage will not result in reduced surrender or monthly amount charges.

We reserve the right to not approve a requested change in your insurance coverage that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code. In addition, we may refuse to approve a requested change in your insurance coverage that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgment accepting your policy as a modified endowment contract. Decreasing the amount of insurance coverage under your policy could cause your policy to be considered a modified endowment contract. If this happens, prior and subsequent distributions from the policy (including loans) may be subject to adverse tax treatment. You should consult a qualified tax adviser before changing your amount of insurance coverage. See Modified Endowment Contracts, page 63.

Death Benefit Qualification Tests

The death benefit proceeds are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance. Your policy will meet this definition of life insurance provided that it meets the requirements of either the guideline premium test or the cash value accumulation test.

FlexDesign® VUL

33

When you apply for a policy you must choose either the guideline premium test or the cash value accumulation test to make sure your policy complies with the Internal Revenue Code’s definition of “life insurance.” You cannot change this choice once the policy is issued.

Guideline Premium Test. The guideline premium test requires that premium payments do not exceed certain statutory limits and your death benefit is at least equal to your policy value multiplied by a factor defined by law. The guideline premium test provides for a maximum amount of premium in relation to the death benefit and a minimum amount of death benefit in relation to policy value. The factors for the guideline premium test can be found in Appendix A to this prospectus.

Certain changes to a policy that uses the guideline premium test may allow the payment of premium in excess of the statutory limits in order to keep the policy from lapsing. In this circumstance, any such excess premium will be allocated to the fixed account in order for the policy to continue to meet the federal income tax definition of life insurance.

Cash Value Accumulation Test. The cash value accumulation test requires a policy’s cash surrender value not to exceed the net single premium necessary to fund the policy’s future benefits. Under the cash value accumulation test, there is generally no limit to the amount that may be paid in premiums as long as there is enough death benefit in relation to policy value at all times. The death benefit at all times must be at least equal to an actuarially determined factor, depending on the insured person’s age, gender and risk class at any point in time, multiplied by the policy value. A description of how the cash value accumulation test factors are determined can be found in Appendix A to this prospectus.

Which Death Benefit Qualification Test to Choose. The guideline premium test limits the amount of premium that may be paid into a policy. If you do not desire to pay premiums in excess of the guideline premium test limitations, you should consider the guideline premium test.

The cash value accumulation test does not limit the amount of premium that may be paid into a policy. If you desire to pay premiums in excess of the guideline premium test limitations you should elect the cash value accumulation test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the minimum death benefit due to growth in policy value will generally be greater under the cash value accumulation test than under the guideline premium test. Required increases in the minimum death benefit will increase the cost of insurance under the policy, thereby reducing the policy value. We may limit the amount of coverage we will issue on the life of the insured person when the cash value accumulation test has been chosen.

Death Benefit Options

There are three death benefit options available under the base policy. You choose the option you want when you apply for the policy, but you may change that choice after the first policy year.

FlexDesign® VUL

34

Option 1. Under death benefit Option 1, before age 100 the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A. Under this option your base death benefit will remain level unless your policy value multiplied by the appropriate factor described in Appendix A exceeds the death benefit. In this case, your death benefit will vary as the policy value varies.

Option 2. Under death benefit Option 2, before age 100 the base death benefit is the greater of the amount of insurance coverage you have selected plus your policy value or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A. Under this option your base death benefit will vary as the policy value varies.

Option 3. Under death benefit Option 3, before age 100 the base death benefit is the greater of the amount of insurance coverage you have selected plus premiums paid minus withdrawals taken or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A. Under this option your base death benefit will vary as you pay premiums and take withdrawals or if your policy value multiplied by the appropriate factor described in Appendix A exceeds the death benefit.

In the policy form, death benefit “Option 1” is referred to as the “Level Amount Option” or “Option A”; death benefit “Option 2” is referred to as the “Variable Amount Option” or “Option B”; and death benefit “Option 3” is referred to as the “Face Amount Plus Premium Amount Option” or “Option C.”

After age 100, the base death benefit under all options will generally be your policy value.

Which Death Benefit Option to Choose. If you are satisfied with the amount of your existing insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value and lower cost of insurance charges, you should choose Option 1. If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should choose Option 2. If you require a specific death benefit that would include a return of the premium paid, such as under an employer sponsored benefit plan, Option 3 may best meet your needs.

FlexDesign® VUL

35

Changing Death Benefit Options. After the first policy year, you may change from death benefit Option 1 to Option 2, from death benefit Option 2 to Option 1 and, currently, from death benefit Option 3 to Option 1. Changes to death benefit Option 3 are not allowed after your policy is issued. Evidence of insurability is currently not required for death benefit option changes, but we reserve the right to require such evidence in the future.

Changing your death benefit option may reduce or increase your insurance coverage but will not change the amount of your base death benefit. We may not approve a death benefit option change if it reduces the amount of insurance coverage below the minimum we require to issue your policy. On the effective date of your option change, your insurance coverage will change as follows:

Change From:	Change To:	Insurance Coverage Following the Change:
Option 1	Option 2	• Your insurance coverage before the change minus your policy value as of the effective date of the change.
Option 2	Option 1	• Your insurance coverage before the change plus your policy value as of the effective date of the change.
Option 3	Option 1	• Your insurance coverage before the change plus the sum of all premium payments we have received minus all partial withdrawals you have taken as of the effective date of the change.

Your death benefit option change is effective on your next monthly processing date after we approve it.

After we approve your request, we send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to Customer Service so that we can make this change for you.

If a death benefit option change causes the amount of insurance coverage to change, no new coverage segment(s) is (are) created. Instead, the size of each existing segment(s) is (are) changed. If you change death benefit options, there is no change to the amount of term insurance coverage if you have added the Term Insurance Rider to your policy. See Term Insurance Rider, page 41.

If your death benefit option is changed to Option 1 because you exercised the Overloan Lapse Protection Rider, notwithstanding any other information in this section your insurance coverage following the change will equal your policy value immediately before the change minus the Overloan Lapse Protection Rider charge with the difference multiplied by the appropriate guideline premium test factor described in Appendix A.

Changing your death benefit option may have tax consequences. You should consult a qualified tax adviser before making changes.

FlexDesign® VUL

36

Death Benefit Proceeds

After the insured person’s death, if your policy is in force we pay the death benefit proceeds to the beneficiaries. The beneficiaries are the people you name to receive the death benefit proceeds from your policy. The death benefit proceeds are equal to:

•      Your base death benefit; plus

•      The amount of any rider benefits; minus

•      Any outstanding policy loan and accrued loan interest; minus

•      Any outstanding fees and charges incurred before the insured person’s death; minus

•      Any outstanding accelerated death benefit lien including accrued lien interest.

The death benefit is calculated as of the insured person’s death and will vary depending on the death benefit option you have chosen.

Death Benefit Guarantees

The policy has three death benefit guarantees which provide that the policy will not lapse even if the surrender value is not enough to pay the periodic fees and charges each month.

In general, the two most significant benefits of the death benefit guarantees are:

•      During the early policy years, the surrender value may not be enough to cover the periodic fees and charges due each month, so that the Basic or Supplemental Death Benefit Guarantee may be necessary to avoid lapse of the policy. This occurs when the surrender charge exceeds the policy value in these years. Likewise, if you request an increase in the amount of your insurance coverage, an additional surrender charge will apply for the ten years following the increase, which could create a similar possibility of lapse as exists during the early policy years; and

•      To the extent the surrender value declines due to poor investment performance of the funds underlying the subaccounts of the variable account or due to an additional surrender charge after a requested increase in the amount of your insurance coverage, the surrender value may not be sufficient even in later policy years to cover the periodic fees and charges due each month. Accordingly, the Extended Death Benefit Guarantee may be necessary in later policy years to avoid lapse of the policy.

FlexDesign® VUL

37

Basic Death Benefit Guarantee. The Basic Death Benefit Guarantee is standard on every policy. It provides a guarantee that your policy will not lapse during the guarantee period, provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments to the next monthly processing date. Your policy will specify the guarantee period. For a standard rated policy without any Term Insurance Riders, the death benefit guarantee period will expire when the insured reaches age 65 for issue ages 0 through 60, or at the end of five policy years for issue ages 61 through 80 or at the end of three policy years for issue ages 81 through 85. The guarantee period is shorter for substandard rated policies or if you have added the Term Insurance Rider to your policy. There is no charge for this guarantee.

You should consider the following in relation to the Basic Death Benefit Guarantee:

•      The amount of the minimum premium for your policy is set forth in your policy (see Premium Payments, page 22);

•      The minimum premium for your policy is based on monthly rates that vary according to the insured person’s gender, risk class and age;

•      Even though you may pay less than the minimum premium amount, you may lose the significant protection provided by the Basic Death Benefit Guarantee by doing so;

•      A loan may cause the termination of this guarantee because we deduct your loan amount from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantee in effect; and

•      Even if the Basic Death Benefit Guarantee terminates, your policy will not necessarily lapse (see Lapse, page 59).

We will notify you if on any monthly processing date you have not paid enough premium to maintain the Basic Death Benefit Guarantee. This notice will show the amount of premium required to maintain this guarantee. If we do not receive the required premium payment within 61 days from the date of our notice, the Basic Death Benefit Guarantee will terminate.

You may reinstate the Basic Death Benefit Guarantee during the first five policy years, provided that you pay additional premium equal to the sum of the minimum premium due since the policy date, including the minimum premium for the current monthly processing date.

The amount necessary to reinstate the Basic Death Benefit Guarantee may exceed the amount needed to create sufficient surrender value to pay any periodic fees and charges due each month.

Supplemental Death Benefit Guarantee. The Supplemental Death Benefit Guarantee is standard on every policy. There is no charge for this guarantee. See Supplemental Death Benefit Guarantee Rider, page 46.

Extended Death Benefit Guarantee Rider. The Extended Death Benefit Guarantee Rider is an optional rider benefit that may be added by rider only when you apply for the policy. There is no charge for this rider. See Extended Death Benefit Guarantee Rider, page 40.

FlexDesign® VUL

38

Additional Insurance Benefits

Your policy may include additional insurance benefits, attached by rider. There are two types of riders:

•      Those that provide optional benefits that you must select before they are effective; and

•      Those that automatically come with the policy.

The following information does not include all of the terms and conditions of each rider, and you should refer to the rider to fully understand its benefits and limitations. We may offer riders not listed here. Not all riders may be available under your policy. Contact your agent/registered representative for a list of riders and their availability.

Optional Rider Benefits

The following riders may have an additional cost, but you may cancel optional riders at any time. Adding or canceling riders may have tax consequences.  See Modified Endowment Contracts, page 63.

Accidental Death Benefit Rider. The Accidental Death Benefit Rider provides an additional insurance benefit if the insured person dies from an accidental injury before age 70. You may apply for this rider when you apply for the base policy or any time after the policy is issued. The minimum amount of coverage under this rider is $5,000.00. The maximum amount of coverage is $300,000.00, but may be less depending on the age of the insured person.

You should consider the following when deciding whether to add the Accidental Death Benefit Rider to your policy:

•      Subject to certain limits, you can increase the amount of coverage under this rider after the second policy year;

•      You can decrease the amount of coverage under this rider after the second policy year;

•      The minimum premium for this rider is based on monthly rates that vary according to the insured person’s risk class and age;

•      The current cost of insurance rates for this rider are different than those for the base policy (see  the Optional Rider Fees and Charges table beginning on page 11);

•      The policy’s periodic fees and charges do not apply to coverage under this rider; and

•      This rider does not have a surrender charge.

Additional Insured Rider. The Additional Insured Rider provides level term insurance coverage to age 100 of the insured person on a family member of the insured person. You may only add this rider when you apply for the base policy. The minimum amount of coverage under this rider is $100,000.00.

FlexDesign® VUL

39

You should consider the following when deciding whether to add the Additional Insured Rider to your policy:

•      You cannot increase the amount of coverage under this rider after issue;

•      You can decrease the amount of coverage under this rider after the second policy year;

•      The minimum premium for this rider is based on monthly rates that vary according to the insured person’s gender, risk class and age;

•      The current cost of insurance rates for this rider are different than those for the base policy (see the Optional Rider Fees and Charges table beginning on page 11);

•      The policy’s periodic fees and charges do not apply to coverage under this rider; and

•      This rider does not have a surrender charge.

Additionally, before age 75 of the additional insured you can convert the coverage under this rider to any other whole life policy we offer at the time. No evidence of insurability will be required for the new whole life policy, and the premiums and cost of insurance charges for this new policy will be based on the insured person’s age at the time of conversion.

Children’s Insurance Rider. The Children’s Insurance Rider provides up to $10,000.00 of term life insurance coverage on the life of each of the insured person’s children. You may add this rider when you apply for the base policy or any time after your policy is issued. The maximum amount of coverage under this rider is $10,000.00. The minimum amount of coverage under this rider is $1,000.00.

You should consider the following when deciding whether to add the Children’s Insurance Rider to your policy:

•      Term coverage under this rider is available to age 25 of each child (or for 25 years from the issue date of this rider, if earlier);

•      The current cost of insurance rates for this rider are different than those for the base policy (see the Optional Rider Fees and Charges table beginning on page 11);

•      Subject to certain limits you may increase insurance coverage under this rider; and

•      Decreases in the amount of insurance coverage under this rider are allowed, but at least six months must elapse between decreases.

Extended Death Benefit Guarantee Rider. The Extended Death Benefit Guarantee Rider provides a guarantee that your policy will not lapse before age 100 provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of Extended Death Benefit Guarantee premium payments to the next monthly processing date. There is no charge for this rider.

FlexDesign® VUL

40

You should consider the following when deciding whether to add the Extended Death Benefit Guarantee Rider to your policy:

•      You may add this rider only when you apply for the base policy;

•      The Extended Death Benefit Guarantee period begins at the end of the Basic Death Benefit Guarantee period;

•      The minimum premium for this rider is set forth in your policy;

•      The minimum premium for this rider is based on monthly rates that vary according to the insured person’s gender, risk class and age;

•      This rider may not be available for certain risk classes;

•      A loan may cause the termination of this guarantee because we deduct your loan amount from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantee in effect; and

•      Even if the Extended Death Benefit Guarantee terminates, your policy will not necessarily lapse (see Lapse, page 59).

We will notify you if on any monthly processing date you have not paid enough premium to keep this rider in force. This notice will show the amount of premium required to maintain this rider benefit. If we do not receive the required premium payment within 61 days from the date of our notice, the rider will terminate. If this rider terminates, it cannot be reinstated.

Term Insurance Rider. The Term Insurance Rider provides an additional level term insurance benefit if the insured person dies before age 100. You may apply for this rider only when you apply for the base policy and the minimum amount of coverage under this rider is $100,000.00. The maximum amount is no more than three times the amount of insurance coverage selected under the base policy.

You should consider the following when deciding whether to add the Term Insurance Rider to your policy:

•      You cannot increase the amount of coverage under this rider after issue;

•      You can decrease the amount of coverage under this rider after the first policy year;

•      The minimum premium for this rider is based on monthly rates that vary according to the insured person’s gender, risk class and age;

•      The current cost of insurance rates for this rider are generally less than those for the base policy (see  the Optional Rider Fees and Charges table beginning on page 11);

•      The policy’s periodic fees and charges do not apply to coverage under this rider;

•      This rider does not have a surrender charge; and

•      Adding this rider will shorten the death benefit guarantee periods of the base policy.

Additionally, you can transfer your coverage under this rider to your base policy without evidence of insurability any time after the tenth policy year if your base death benefit is equal to your policy value multiplied by the appropriate factor described in Appendix A. Cost of Insurance rates for this new coverage segment will be the same as the cost of insurance rates for the initial coverage segment. No surrender charge or monthly amount charge will apply to this new coverage segment of the base policy.

FlexDesign® VUL

41

Important Information about the Term Insurance Rider

It may be to your economic advantage to include part of your insurance coverage under the Term Insurance Rider. Working with your agent/registered representative, consider the following when deciding whether to include coverage under the Term Insurance Rider and in what proportion to the total amount of coverage under your policy.

Cost of Insurance and Other Fees and Charges. The cost of insurance rates and other fees and charges affect the value of your policy. The lower the cost of insurance and other fees and charges, the greater the policy’s cash value. Accordingly, please be aware that:

•      The current cost of insurance rates for coverage under the Term Insurance Rider are generally less than the current cost of insurance rates for coverage under the base policy;

•      The guaranteed maximum cost of insurance rates for coverage under the Term Insurance Rider are generally the same as the guaranteed maximum cost of insurance rates for coverage under the base policy; and

•      Some policy fees and charges that apply to coverage under the base policy may not apply to coverage under the Term Insurance Rider.

Features and Benefits. Certain features and benefits are limited or unavailable if you have Term Insurance Rider coverage, including:

•      Death Benefit Guarantees; and

•      Cost of Living Rider Benefits.

Compensation. We generally pay more compensation to your agent/registered representative on premiums paid for coverage under the base policy than we do on premiums paid for coverage under the Term Insurance Rider. See Distribution of the Policy, page 77.

With these factors in mind, you should discuss with your agent/registered representative how the use of the Term Insurance Rider will affect the costs, benefits, features and performance of your policy. You should also review illustrations based on different combinations of base policy and Term Insurance Rider coverage so that you can decide what combination best meets your needs. The foregoing discussion does not contain all of the terms and conditions or limitations of coverage under the base policy or the Term Insurance Rider, and you should read them carefully to fully understand their benefits and limitations.

Waiver of Monthly Deduction Rider. Subject to certain limits, the Waiver of Monthly Deduction Rider provides that the policy’s periodic fees and charges are waived while the insured person is totally disabled according to the terms of the rider. You may add this rider when you apply for the base policy or any time after your policy is issued, but it may not be added after the insured person reaches age 55.

FlexDesign® VUL

42

You should consider the following when deciding whether to add the Waiver of Monthly Deduction Rider to your policy:

•      The current cost of insurance rates for this rider are different than those for the base policy (see the Optional Rider Fees and Charges table beginning on page 11); and

•      If death benefit Option 1 is in effect at the end of the first six months of total disability, your death benefit option will automatically be changed to Option 2. There will be no automatic change if Option 3 is in effect at the end of the first six months of total disability.

Your policy may contain either the Waiver of Monthly Deduction Rider or the Waiver of Specified Premium Rider, but not both. Also, you may not change from one of these riders to the other after your policy is issued.

Waiver of Specified Premium Rider. Subject to certain limits, the Waiver of Specified Premium Rider provides that a specified amount of premium will be credited to the policy each month while the insured person is totally disabled according to the terms of the rider. You may add this rider when you apply for the base policy or any time after your policy is issued, but it may not be added after the insured person reaches age 55.

You should consider the following when deciding whether to add the Waiver of Specified Premium Rider to your policy:

•      The current cost of insurance rates for this rider are different than those for the base policy (see  the Optional Rider Fees and Charges table beginning on page 11);

•      If there is an increase in the specified premium or an increase in the amount of insurance coverage that results in an increase in specified premium, the new specified premium will be subject to underwriting approval; and

•      You may not increase your insurance coverage while benefits are being paid under the terms of this rider.

This rider cannot be added to a policy that uses the cash value accumulation test.

Your policy may contain either the Waiver of Monthly Specified Premium Rider or the Waiver of Monthly Deduction Rider, but not both. Also, you may not change from one of these riders to the other after your policy is issued.

Automatic Rider Benefits

The following rider benefits may come with your policy automatically, depending on your age and/or risk class. There may be an additional charge if you choose to exercise any of these rider benefits, and exercising the benefits may have tax consequences. See Rider Fees and Charges, page 28, and Accelerated Death Benefit Rider, page 44.

FlexDesign® VUL

43

Accelerated Death Benefit Rider. Under certain circumstances, the Accelerated Death Benefit Rider allows you to accelerate payment of the eligible death benefit that we otherwise would pay upon the insured person’s death. Generally, we will provide an accelerated benefit under this rider if the insured person has a terminal illness that will result in his or her death within 12 months, as certified by a physician. The accelerated benefit may not be more than 50.00% of the amount that would be payable at the death of the insured person, and the accelerated benefit will first be used to pay off any outstanding policy loans and interest due. The remainder of the accelerated benefit will be paid to you in a lump sum.

Consider the following when deciding whether to accelerate the death benefit under this rider:

•      We assess an administrative charge of up to $300.00 when we pay the accelerated benefit (see  the Transaction Fees and Charges table beginning on page 8);

•      When we pay the accelerated benefit, we establish a lien against your policy equal to the amount of the accelerated benefit, plus the amount of the administrative charge, plus interest on the lien;

•      Any subsequent death benefit proceeds payable under the policy will first be used to repay the lien;

•      Withdrawals, loans and any other access to the policy value will be reduced by the amount of the lien;

•      Accelerating the death benefit will not affect the amount of premium payable on the policy and any premiums required to keep the policy in force that are not paid by you will be added to the lien; and

•      There may be tax consequences to requesting payment under this rider, and you should consult with a qualified tax adviser for further information.

Certain limitations and restrictions are described in the rider. Additionally, the benefit may vary by state. You should consult your agent/registered representative as to whether and to what extent the rider is available in your particular state and on any particular policy.

Cost of Living Rider. The Cost of Living Rider provides optional increases in the amount of base insurance coverage on the life of the insured person every two years without evidence of insurability. Increases are based on increases in the cost of living as measured by the Consumer Price Index.

FlexDesign® VUL

44

You should consider the following when deciding whether to accept a cost of living adjustment to your policy:

•      On each date the amount of insurance increases under this rider, the periodic fees and charges under the policy will increase to account for the increased costs of insurance and the increased Waiver of Monthly Deduction Rider benefit, if applicable;

•      The minimum premium for the death benefit guarantees will increase, unless otherwise directed, on each date the amount of insurance increases under this rider; and

•      If the insured person is under age 21 and you choose not to accept a cost of living adjustment, we will not offer any further increases until the policy anniversary on or next following the insured person’s 21st birthday. However if you choose not to accept a cost of living adjustment and the insured person is over the age of 21, this rider will automatically terminate as to future increases.

Overloan Lapse Protection Rider. The Overloan Lapse Protection Rider is a benefit you may exercise to guarantee that your policy will not lapse even if your surrender value or unloaned policy value, as applicable, is not enough to pay the periodic fees and charges when due. This rider may help you keep your policy in force and avoid tax consequences resulting from your policy lapsing with a loan outstanding. See Distributions Other than Death Benefits, page 63.

You may exercise this rider benefit by written request if all of the following conditions are met:

•      At least 15 policy years have elapsed since your policy date;

•      The insured person is at least age 75;

•      Your loan account value is equal to or greater than the amount of insurance coverage selected under the base policy plus the amount of Term Insurance Rider coverage, if any;

•      Your loan account value less any unearned loan interest does not exceed your policy value less the transaction charge for this rider (see Loan Account Value, page 49; see also Loan Interest, page 50);

•      Exercise of this rider does not cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code (see Modified Endowment Contracts, page 63); and

•      Exercise of this rider does not cause your policy to violate the statutory premium limits allowed under the guideline premium test (see Death Benefit Qualification Tests, page 33).

We will notify you if you meet all of these conditions and explain the consequences of choosing to exercise this rider.

FlexDesign® VUL

45

You should consider the following consequences when deciding whether to exercise the Overloan Lapse Protection Rider:

•      On the monthly processing date on or next following the date we receive your request to exercise this rider:

>    We will assess a onetime transaction charge. This charge equals 3.50% of your policy value (see the Transaction Fees and Charges Table beginning on page 8);

>    If another death benefit option is in effect, the death benefit option will automatically be changed to death benefit Option 1 (see Death Benefit Options, page 34);

>    The amount of insurance coverage after exercise of this rider will equal your policy value (less the transaction charge) multiplied by the guideline premium test factor described in Appendix A;

>    Amounts allocated to the subaccounts of the variable account will be transferred to the fixed account; and

>    All optional benefit riders will be terminated.

•      Insurance coverage under your policy will continue in force, subject to the following limitations and restrictions:

>    We will continue to deduct monthly periodic fees and charges (other than the Mortality and Expense Risk charge which will no longer apply);

>    You may not make any further premium payments;

>    Any unpaid loan interest will be added to your loan account balance;

>    You may not make any future transfers from the fixed account to the subaccounts of the variable account;

>    You may not add any additional benefits by rider in the future; and

>    You may not increase or decrease the amount of insurance coverage, change the death benefit option or make any partial withdrawals.

This benefit may vary by state. You should consult your agent/registered representative as to whether and to what extent the rider is available in your particular state and on any particular policy.

Supplemental Death Benefit Guarantee Rider. The Supplemental Death Benefit Guarantee Rider provides a guarantee that your policy will not lapse during the Supplemental Death Benefit Guarantee period if on each monthly processing date since the policy date your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to 70.00% of the sum of minimum monthly premium payments to the next monthly processing date. The supplemental guarantee period begins on the policy date and is equal to the death benefit guarantee period shown in your policy, multiplied by 70.00% and rounded to the lower whole number of policy years. The supplemental guarantee period may not exceed ten policy years. There is no charge for this guarantee.

FlexDesign® VUL

46

You should consider the following in relation to the Supplemental Death Benefit Guarantee:

•      Even though you may pay less than the minimum premium amount, you may lose the significant protection provided by the Supplemental Death Benefit Guarantee by doing so;

•      A loan may cause the termination of this guarantee because we deduct your loan amount from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantee in effect; and

•      Even if the Supplemental Death Benefit Guarantee terminates, your policy will not necessarily lapse (see Lapse, page 59).

We will notify you if on any monthly processing date you have not paid enough premium to maintain the Supplemental Death Benefit Guarantee. This notice will show the amount of premium required to maintain this guarantee. If we do not receive the required premium payment within 61 days from the date of our notice, the Supplemental Death Benefit Guarantee Rider will terminate. If the Supplemental Death Benefit Guarantee Rider terminates, it cannot be reinstated.

Policy Value

Your policy value equals the sum of your fixed account and variable account values. Your policy value reflects:

•      The net premium applied to your policy;

•      The fees and charges that we deduct;

•      Any partial withdrawals you take;

•      Interest earned on amounts allocated to the fixed account; and

•      The investment performance of the mutual funds underlying the subaccounts of the variable account.

Variable Account Value

Your variable account value equals your policy value attributable to amounts invested in the subaccounts of the variable account.

In the policy form the “policy value” is referred to as the “Accumulation Value,” the “fixed account value” is referred to as the “Fixed Accumulation Value,” and the “variable account value” is referred to as the “Variable Accumulation Value.”

Determining Values in the Subaccounts. The value of the amount invested in each subaccount is measured by accumulation units and accumulation unit values. The value of each subaccount is the accumulation unit value for that subaccount multiplied by the number of accumulation units you own in that subaccount. Each subaccount has a different accumulation unit value.

FlexDesign® VUL

47

The accumulation unit value is the value determined on each valuation date. The accumulation unit value of each subaccount varies with the investment performance of its underlying mutual fund. It reflects:

•      Investment income;

•      Realized and unrealized gains and losses;

•      Fund expenses (including fund redemption fees, if applicable); and

•      Taxes, if any.

A valuation date is a date on which a mutual fund values its shares and the New York Stock Exchange is open for business, except for days on which valuations are suspended by the SEC. Each valuation date ends at 4:00 p.m. Eastern time. We reserve the right to revise the definition of valuation date as needed in accordance with applicable federal securities laws and regulations.

You purchase accumulation units when you allocate premium or make transfers to a subaccount, including transfers from the loan account.

We redeem accumulation units:

•      When amounts are transferred from a subaccount (including transfers to the loan account);

•      For the monthly deduction of the periodic fees and charges from your variable account value;

•      For policy transaction fees;

•      When you take a partial withdrawal;

•      If you surrender your policy; and

•      To pay the death benefit proceeds.

To calculate the number of accumulation units purchased or sold we divide the dollar amount of your transaction by the accumulation unit value for the subaccount calculated at the close of business on the valuation date of the transaction.

The date of a transaction is the date Customer Service receives your premium or transaction request, so long as the date of receipt is a valuation date. We use the accumulation unit value that is next calculated after we receive your premium or transaction request and we use the number of accumulation units attributable to your policy on the date of receipt.

We deduct the periodic fees and charges each month from your variable account value on the monthly processing date. If your monthly processing date is not a valuation date, the monthly deduction is processed on the next valuation date.

The value of amounts allocated to the subaccounts goes up or down depending on the investment performance of the corresponding mutual funds. There is no guaranteed minimum value of amounts invested in the subaccounts of the variable account.

How We Calculate Accumulation Unit Values. We determine the accumulation unit value for each subaccount on each valuation date.

FlexDesign® VUL

48

We generally set the accumulation unit value for a subaccount at $10.00 when the subaccount is first opened. After that, the accumulation unit value on any valuation date is:

•      The accumulation unit value for the preceding valuation date; multiplied by

•      The subaccount’s accumulation experience factor for the valuation period.

Every valuation period begins at 4:00 p.m. Eastern time on a valuation date and ends at 4:00 p.m. Eastern time on the next valuation date. We reserve the right to revise the definition of valuation date as needed in accordance with applicable federal securities laws and regulations.

We calculate an accumulation experience factor for each subaccount every valuation date as follows:

•      We take the net asset value of the underlying fund shares as reported to us by the fund managers as of the close of business on that valuation date;

•      We add dividends or capital gain distributions declared and reinvested by the fund during the current valuation period;

•      We subtract a charge for taxes, if applicable; and

•      We divide the resulting amount by the net asset value of the shares of the underlying fund at the close of business on the previous valuation date.

Fixed Account Value

Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value. See The Fixed Account, page 20.

Loan Account Value

When you take a loan from your policy we transfer your loan amount to the loan account as collateral for your loan. Your loan amount includes interest payable in advance to the next policy anniversary. The loan account is part of our general account and we credit interest on amounts held in the loan account. Your loan account value is equal to your outstanding loan amount plus any interest credited on the loan account value. See  Loans, page 49.

In the policy form the “loan account value” is referred to as the “Loan Amount.”

Special Features and Benefits

Loans

You may borrow money from us using your policy as collateral for the loan. We reserve the right to limit borrowing during the first policy year. Unless state law requires otherwise, each new loan amount must be at least $500. And may not exceed 1 minus 2 where:

1 =   90.00% (100.00% after age 65) of the policy value less any surrender charge; and

2 =   The existing loan amount.

FlexDesign® VUL

49

If your policy is in force as paid-up life insurance, the amount you may borrow is limited to the surrender value as of the next policy anniversary.

When you take a loan, we transfer an amount equal to your loan to the loan account. The loan account is part of our general account specifically designed to hold collateral for policy loans and interest.

Your loan request must be directed to Customer Service. When you request a loan you may specify the investment options from which the loan collateral will be taken. If you do not specify the investment options, the loan collateral will be taken proportionately from each active investment option you have, including the fixed account.

If you request an additional loan, we add the new loan amount to your existing loan. This way, there is only one loan outstanding on your policy at any time.

Loan Interest. We credit amounts held in the loan account with interest at an annual rate of 3.00%. Interest we credit is allocated to the subaccounts and fixed account in the same proportion as your current premium allocation unless you tell us otherwise.

We also charge interest on loans. The annual interest rate charged is currently 4.76%.

After the tenth policy year, the annual interest rate that we charge will be reduced to 2.91% (guaranteed not to exceed 3.38%) for that portion of the loan amount that is not greater than:

•      Your variable account value plus your fixed account value; minus

•      The sum of all premiums paid minus all partial withdrawals.

Loans with this reduced interest rate are preferred loans. This reduced interest rate may change at any time but is guaranteed not to exceed 3.38%.

Interest is payable in advance at the time you take any loan (for the rest of the policy year) and at the beginning of each policy year thereafter (for the entire policy year). If you do not pay the interest when it is due, we add it to your loan account balance.

We will refund to you any interest we have not earned if:

•      Your policy lapses;

•      You surrender your policy; or

•      You repay your loan.

Loan Repayment. You may repay your loan at any time. However, unless you tell us otherwise we will treat amounts received as premium payments and not loan repayments. You must tell us if you want a premium payment to go towards repaying your loan.

FlexDesign® VUL

50

When you make a loan repayment, we transfer an amount equal to your payment plus any refunded unearned loan interest from the loan account to the subaccounts and fixed account in the same proportion as your current premium allocation, unless you tell us otherwise.

Effects of a Policy Loan. Using your policy as collateral for a loan will affect your policy in various ways. You should carefully consider the following before taking a policy loan:

•      Failure to make loan repayments could cause your policy to lapse;

•      A loan may cause the termination of the death benefit guarantees because we deduct your loan amount from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantees in effect;

•      Taking a loan reduces your opportunity to participate in the investment performance of the subaccounts and the interest guarantees of the fixed account;

•      Accruing loan interest will change your policy value as compared to what it would have been if you did not take a loan;

•      Even if you repay your loan, it will have a permanent effect on your policy value;

•      If you do not repay your loan we will deduct any outstanding loan amount from amounts payable under the policy; and

•      Loans may have tax consequences and if your policy lapses with a loan outstanding, you may have further tax consequences. See Distributions Other than Death Benefits, page 63.

We reserve the right to allow borrowing during the first policy year for policies issued pursuant to an exchange of policy values from another life insurance policy under Section 1035(a) of the Internal Revenue Code, as amended.

Transfers

You currently may make an unlimited number of transfers of your variable account value between the subaccounts and to the fixed account. Transfers are subject to any conditions or limits that we or the funds whose shares are involved may impose, including:

•      You may generally not make transfers until after the fifteenth day following your policy date (see Allocation of Net Premium, page 23);

•      We reserve the right to limit you to 12 transfers each policy year;

•      Although we currently do not impose a charge for transfers, we reserve the right to charge up to $25.00 for each transfer; and

•      We may impose the transfer charge, limit the number of transfers each policy year, restrict or refuse transfers because of frequent or disruptive transfers, as described below.

Any conditions or limits we impose on transfers between the subaccounts or to the fixed account will generally apply equally to all policy owners. However, we may impose different conditions or limits on policy owners or third parties acting on behalf of policy owners, such as market timing services, who violate our excessive trading policy. See  Limits on Frequent or Disruptive Transfers, page 53.

FlexDesign® VUL

51

Transfers from the fixed account to the subaccounts of the variable account are subject to the following additional restrictions:

•      Only one transfer is permitted each policy year, and only within 30 days of your policy anniversary date;

•      You may only transfer up to 50.00% of your fixed account value unless the balance, after the transfer, would be less than $1,000.00 in which event you may transfer your full fixed account value; and

•      Your transfer must be at least the lesser of $500.00 or your total fixed account value.

We reserve the right to liberalize these restrictions on transfers from the fixed account, depending on market conditions. Any such liberalization will generally apply equally to all policy owners. However, we may impose different restrictions on third parties acting on behalf of policy owners, such as market timing services.

We process all transfers and determine all values in connection with transfers on the valuation date we receive your request in good order, except as described below for the dollar cost averaging or automatic rebalancing programs.

Dollar Cost Averaging. Anytime your policy value less the loan account value is at least $5,000.00 and the amount of your insurance coverage is at least $100,000.00 you may elect dollar cost averaging.

Dollar cost averaging is a long-term investment program through which you direct us to automatically transfer at regular intervals a specific dollar amount from any of the subaccounts to one or more of the other subaccounts or to the fixed account. We do not permit transfers from the fixed account under this program. You may request that the dollar cost averaging transfers occur on a monthly, quarterly, semi-annual or annual basis. You may discontinue this program at any time. Although we currently do not charge for this feature, we reserve the right to impose a charge in the future.

This systematic plan of transferring policy values is intended to help reduce the risk of investing too much when the price of a fund’s shares is high. It also helps reduce the risk of investing too little when the price of a fund’s shares is low. Because you transfer the same dollar amount to the subaccounts each period, you purchase more units when the unit value is low and you purchase fewer units when the unit value is high.

Dollar cost averaging does not assure a profit nor does it protect you against a loss in a declining market.

FlexDesign® VUL

52

You may discontinue your dollar cost averaging program at any time. We reserve the right to discontinue, modify or suspend this program, and dollar cost averaging will automatically terminate if:

•      We receive a request to begin an automatic rebalancing program;

•      The policy is in the grace period on any date when dollar cost averaging transfers are scheduled; or

•      The specified transfer amount from any subaccount is more than the variable account value in that subaccount.

Automatic Rebalancing. Anytime your policy value less the loan account value is at least $10,000.00 and the amount of your insurance coverage is at least $200,000.00 you may elect automatic rebalancing. Automatic rebalancing is a program for simplifying the process of asset allocation and maintaining a consistent allocation of your variable and fixed account values among your chosen investment options. Although we currently do not charge for this feature, we reserve the right to impose a charge in the future.

If you elect automatic rebalancing, we periodically transfer amounts among the investment options to match the asset allocation percentages you have chosen. This action rebalances the amounts in the investment options that do not match your set allocation percentages. This mismatch can happen if an investment option outperforms another investment option over the time period between automatic rebalancing transfers.

Automatic rebalancing does not assure a profit nor does it protect you against a loss in a declining market.

You may discontinue your automatic rebalancing program at any time. We reserve the right to discontinue, modify or suspend this program, and automatic rebalancing will automatically terminate if:

•      We receive a request to transfer policy values among the investment options;

•      We receive a request to begin a dollar cost averaging program;

•      The policy is in the grace period on any date when automatic rebalancing transfers are scheduled; or

•      The sum of your variable and fixed account values is less than $7,500.00 on any date when automatic rebalancing transfers are scheduled.

Limits on Frequent or Disruptive Transfers

The policy is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a mutual fund and raise its expenses through:

•      Increased trading and transaction costs;

•      Forced and unplanned portfolio turnover;

•      Lost opportunity costs; and

•      Large asset swings that decrease the fund’s ability to provide maximum investment return to all policy owners.

FlexDesign® VUL

53

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the policy.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•      Meets or exceeds our current definition of Excessive Trading, as defined below; or

•      Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

•      More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•      Six round-trips involving the same fund within a rolling 12 month period.

The following transactions are excluded when determining whether trading activity is excessive:

•      Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);

•      Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;

•      Purchases and sales of fund shares in the amount of $5,000.00 or less;

•      Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and

•      Transactions initiated by us, another member of the ING family of companies or a fund.

FlexDesign® VUL

54

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (“VRU”), telephone calls to the Customer Service or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

FlexDesign® VUL

55

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of policy owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all policy owners or, as applicable, to all policy owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

FlexDesign® VUL

56

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the policy. Policy owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding policy owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about policy owner transactions, this information may include personal policy owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a policy owner’s transactions if the fund determines that the policy owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or policy value to the fund or all funds within the fund family.

Conversion to a Fixed Policy

During the first two policy years and the first two years after an increase in the amount of your insurance coverage, you may permanently convert your policy or the requested increase in insurance coverage to a fixed policy, unless state law requires differently. If you elect to make this change, unless state law requires that we issue to you a new fixed benefit policy, we will permanently transfer the amounts you have invested in the subaccounts of the variable account to the fixed account and allocate all future net premium to the fixed account. After you exercise this right you may not allocate future premium payments or make transfers to the subaccounts of the variable account. We do not charge for this change. Contact Customer Service or your agent/registered representative for information about the conversion rights available in your state.

Partial Withdrawals

Beginning in the second policy year you may withdraw part of your policy’s surrender value. Only one partial withdrawal is currently allowed each policy year, and a partial withdrawal must be at least $500.00. In policy years two through ten you may not withdraw more than 20.00% of your surrender value.

We currently charge $10.00 for each partial withdrawal, but we reserve the right to charge up to $25.00 for each partial withdrawal. See Partial Withdrawal Fee, page 25.

Unless you specify a different allocation, we will take partial withdrawals from the fixed account and the subaccounts of the variable account in the same proportion that your value in each has to your policy value on the monthly processing date. We will determine these proportions at the end of the valuation period during which we receive your partial withdrawal request. For purposes of determining these proportions, we will not include any outstanding loan account value.

FlexDesign® VUL

57

Effects of a Partial Withdrawal. We will reduce the policy value by the amount of a partial withdrawal. We will also reduce the death benefit by the amount of a partial withdrawal, or, if the death benefit is based on a factor from the definition of life insurance factors described in Appendix A, by an amount equal to the factor multiplied by the amount of the partial withdrawal. A partial withdrawal may also cause the termination of the death benefit guarantees because we deduct the amount of the partial withdrawal from the total premiums paid when calculating whether you have paid sufficient premiums in order to maintain the death benefit guarantees.

If death benefit Option 1 is in effect, we will decrease the amount of insurance coverage by the amount of a partial withdrawal. Decreases in insurance coverage on policies with multiple coverage segments will be made in the following order:

1.    From the most recent segment;

2.    From the next more recent segments successively; and

3.    From the initial segment.

Therefore, partial withdrawals may affect the way in which the cost of insurance is calculated and the amount of pure insurance protection under the policy. See Cost of Insurance, page 27.

If death benefit Option 2 or Option 3 is in effect, a partial withdrawal will not affect the amount of insurance coverage.

We will not allow a partial withdrawal if the amount of insurance coverage after the withdrawal would be less than $25,000.00.

A partial withdrawal may have tax consequences depending on the circumstances of such withdrawal. See Tax Status of the Policy, page  62.

Paid-Up Life Insurance

You may elect, at any time before the insured person’s age 100, to apply the surrender value to purchase fixed paid up life insurance. The amount by which any paid up insurance will exceed the surrender value cannot be greater than the amount by which the death benefit exceeds the policy value. Any surrender value not used to purchase paid-up life insurance will be paid to you in cash and treated as a partial distribution for federal income tax purposes.

If you elect to continue your policy as fixed paid-up life insurance:

•      The surrender value is transferred to the fixed account;

•      You cannot pay additional premiums;

•      You cannot take any partial withdrawals; and

•      We will not deduct any further periodic fees and charges.

Applying your policy’s surrender value to purchase paid up insurance may have tax consequences. See Tax Status of the Policy, page  62.

FlexDesign® VUL

58

Termination of Coverage

Your insurance coverage will continue under the policy until you surrender your policy or it lapses.

Surrender

You may surrender your policy for its surrender value any time after the free look period while the insured person is alive. Your surrender value is your policy value minus any surrender charge, loan amount and unpaid fees and charges.

You may take your surrender value in other than one payment.

In the policy form the “surrender value” is referred to as the “Cash Surrender Value.”

We compute your surrender value as of the valuation date Customer Service receives your policy and written surrender request. All insurance coverage ends on the date we receive your surrender request and policy.

Surrender of your policy may have adverse tax consequences. See Distributions Other than Death Benefits, page  63.

Lapse

Your policy will not lapse and your insurance coverage under the policy will continue if on any monthly processing date:

•      A death benefit guarantee is in effect, or

•      Your surrender value is enough to pay the periodic fees and charges when due.

Grace Period. If on a monthly processing date you do not meet either of these conditions, your policy will enter the 61-day grace period during which you must make a sufficient premium payment to avoid having your policy lapse and insurance coverage terminate.

We will notify you that your policy is in a grace period at least 30 days before it ends. We will send this notice to you (and a person to whom you have assigned your policy) at your last known address in our records. We will notify you of the premium payment necessary to prevent your policy from lapsing. This amount generally equals the past due charges, plus the estimated periodic fees and charges and charges of any optional rider benefits for the next two months. If we receive payment of the required amount before the end of the grace period, we apply it to your policy in the same manner as your other premium payments and then we deduct the overdue amounts from your policy value.

FlexDesign® VUL

59

If you do not pay the full amount within the 61-day grace period, your policy and its riders will lapse without value. We withdraw your remaining variable and fixed account values, deduct amounts you owe us and inform you that your coverage has ended.

If the insured person dies during the grace period, we do pay death benefit proceeds to your beneficiaries with reductions for your loan amount and periodic fees and charges owed.

During the early policy years your surrender value will generally not be enough to cover the periodic fees and charges each month, and you will generally need to pay at least the minimum premium amount (to maintain the basic and Supplemental Death Benefit Guarantees) for the policy not to lapse.

If your policy lapses, any distribution of policy value may be subject to current taxation. See Distributions Other than Death Benefits, page  63.

Reinstatement

Reinstatement means putting a lapsed policy back in force. You may reinstate a lapsed policy by written request any time within five years after it has lapsed. A policy that was surrendered may not be reinstated.

To reinstate the policy and any available riders you must submit evidence of insurability satisfactory to us and pay a premium large enough to keep the policy and any rider benefits in force for at least two months. If you had a policy loan existing when coverage lapsed, unless directed otherwise we will reinstate it with accrued loan interest to the date of lapse.

When a policy is reinstated, unless otherwise directed by you, we will allocate the net premium received to the subaccounts of the variable account and the fixed account according to the premium allocation instructions in effect at the start of the grace period. Your account value on the reinstatement date will equal:

•      The policy value at the end of the grace period; plus

•      The net premium paid on reinstatement; minus

•      Any unpaid fees and charges through the end of the grace period.

A lapsed Basic Death Benefit Guarantee cannot, unless otherwise allowed under state law, be reinstated after the fifth policy year. Lapsed Supplemental and Extended Death Benefit Guarantees cannot be reinstated.

FlexDesign® VUL

60

A policy that lapses and is reinstated more than 90 days after lapsing may be classified as a modified endowment contract for tax purposes. You should consult with a qualified tax adviser to determine whether reinstating a lapsed policy will cause it to be classified as a modified endowment contract. See Modified Endowment Contracts, page 63.

TAX CONSIDERATIONS

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover federal estate, gift and generation-skipping tax implications, state and local taxes or other tax situations. We have written this discussion to support the promotion and marketing of our products, and we do not intend it as tax advice. This summary is not intended to and cannot be used to avoid any tax penalties that may be imposed upon you. Counsel or other qualified tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS. We cannot make any guarantee regarding the tax treatment of any policy or policy transaction.

The following discussion generally assumes that the policy will qualify as a life insurance contract for federal tax purposes.

Tax Status of the Company

We are taxed as a life insurance company under the Internal Revenue Code. The variable account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the company. We automatically apply investment income and capital gains attributable to the variable account to increase reserves under the policy. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to us. In addition, any foreign tax credits or deductions attributable to the variable account will first be used to reduce any income taxes imposed on the variable account before being used by the company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the variable account and we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or their interpretation result in our being taxed on income or gains attributable to the variable account, then we may impose a charge against the variable account (with respect to some or all of the policies) to set aside provisions to pay such taxes.

FlexDesign® VUL

61

Tax Status of the Policy

This policy is designed to qualify as a life insurance contract under the Internal Revenue Code. All terms and provisions of the policy shall be construed in a manner that is consistent with that design. In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements that are set forth in Section 7702 of the Internal Revenue Code. Specifically, the policy must meet the requirements of either the cash value accumulation test or the guideline premium test. See Death Benefit Qualification Tests, page 33. If your variable life policy does not satisfy one of these two alternate tests, it will not be treated as life insurance under Internal Revenue Code 7702. You would then be subject to federal income tax on your policy income as you earn it. While there is very little guidance as to how these requirements are applied, we believe it is reasonable to conclude that our policies satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we will take appropriate and reasonable steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions or modify your policy in order to do so. See Tax Treatment of Policy Death Benefits, page 63. If we return premium in order to bring your policy into compliance with the requirements of Section 7702, it will be refunded on a last-in, first-out basis and may be taken from the investment options in which your policy value is allocated based on your premium allocation in effect.

Diversification and Investor Control Requirements

In addition to meeting the Internal Revenue Code Section 7702 tests, Internal Revenue Code Section 817(h) requires investments within a separate account, such as our variable account, to be adequately diversified. The Treasury has issued regulations that set the standards for measuring the adequacy of any diversification, and the IRS has published various revenue rulings and private letter rulings addressing diversification issues. To be adequately diversified, each subaccount and its corresponding mutual fund must meet certain tests. If these tests are not met, your variable life policy will not be adequately diversified and not treated as life insurance under Internal Revenue Code Section 7702. You would then be subject to federal income tax on your policy income as you earn it. Each subaccount's corresponding mutual fund has represented that it will meet the diversification standards that apply to your policy. Accordingly, we believe it is reasonable to conclude that the diversification requirements have been satisfied. If it is determined, however, that your variable life policy does not satisfy the applicable diversification regulations and rulings because a subaccount’s corresponding mutual fund fails to be adequately diversified for whatever reason, we will take appropriate and reasonable steps to bring your policy into compliance with such regulations and rulings and we reserve the right to modify your policy as necessary in order to do so.

FlexDesign® VUL

62

In certain circumstances, owners of a variable life insurance policy have been considered, for federal income tax purposes, to be the owners of the assets of the variable account supporting their policies due to their ability to exercise investment control over such assets. When this is the case, the policy owners have been currently taxed on income and gains attributable to the variable account assets. Your ownership rights under your policy are similar to, but different in some ways from, those described by the IRS in rulings in which it determined that policy owners are not owners of variable account assets. For example, you have additional flexibility in allocating your premium payments and your policy values. These differences could result in the IRS treating you as the owner of a pro rata share of the variable account assets. We do not know what standards will be set forth in the future, if any, in Treasury regulations or rulings. We reserve the right to modify your policy, as necessary, to try to prevent you from being considered the owner of a pro rata share of the variable account assets or to otherwise qualify your policy for favorable tax treatment.

Tax Treatment of Policy Death Benefits

The death benefit, or an accelerated death benefit, under a policy is generally excludable from the gross income of the beneficiary(ies) under Section 101(a)(1) of the Internal Revenue Code. However, there are exceptions to this general rule. Additionally, ownership and beneficiary designations, including change of either, may have consequences under federal, state and local income, estate, inheritance, gift, generation-skipping and other tax laws. The individual situation of each policy owner or beneficiary will determine the extent, if any, of those taxes and you should consult a qualified tax adviser.

Distributions Other than Death Benefits

Generally, the policy owner will not be taxed on any of the policy value until there is a distribution. When distributions from a policy occur, or when loan amounts are taken from or secured by a policy, the tax consequences depend on whether or not the policy is a “modified endowment contract.”

Modified Endowment Contracts

Under the Internal Revenue Code, certain life insurance contracts are classified as “modified endowment contracts” and are given less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether or not it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums we receive during the first seven policy years. Certain changes in a policy after it is issued, such as reduction or increase in benefits or policy reinstatement, could also cause it to be classified as a modified endowment contract or increase the period during which the policy must be tested. A current or prospective policy owner should consult with a qualified tax adviser to determine whether or not a policy transaction will cause the policy to be classified as a modified endowment contract.

FlexDesign® VUL

63

If a policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract as described below. In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Additionally, all modified endowment contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.

Once a policy is classified as a modified endowment contract, the following tax rules apply both prospectively and to any distributions made in the prior two years:

•      All distributions other than death benefits, including distributions upon surrender and partial withdrawals, from a modified endowment contract will be treated first as distributions of gain, if any, and are taxable as ordinary income. Amounts will be treated as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed. The amount of gain in the policy will be equal to the difference between the policy's value determined without regard to any surrender charges, and the investment in the policy;

•      Loan amounts taken from or secured by a policy classified as a modified endowment contract, and also assignments or pledges of such a policy (or agreements to assign or pledge such a policy), are treated first as distributions of gain, if any, and are taxable as ordinary income. Amounts will be treated as tax-free recovery of the policy owner’s investment in the policy only after all gain has been distributed; and

•      A 10.00% additional income tax penalty may be imposed on the distribution amount subject to income tax. This tax penalty generally does not apply to a policy owned by an individual where the distributions are:

>    Made on or after the date on which the taxpayer attains age 59½;

>    Attributable to the taxpayer becoming disabled (as defined in the Internal Revenue Code); or

>    Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. Consult a qualified tax adviser to determine whether or not you may be subject to this penalty tax.

If we discover that your policy has inadvertently become a modified endowment contract, unless you have indicated otherwise, we will assume that you do not want it to be classified as a modified endowment contract and attempt to fix this by refunding any excess premium with related interest. The excess gross premium will be refunded on a last-in, first-out basis and may be taken from the investment options in which your policy value is allocated based on your premium allocation in effect.

FlexDesign® VUL

64

Policies That Are Not Modified Endowment Contracts

Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner's investment in the policy. Only after the recovery of all investment in the policy is there taxable income. However, certain distributions made in connection with policy benefit reductions during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax. Consult a qualified tax adviser to determine whether or not any distribution made in connection with a reduction in policy benefits will be subject to tax.

Loan amounts from or secured by a policy that is not a modified endowment contract are generally not taxed as distributions. Finally, neither distributions from, nor loan amounts from or secured by, a policy that is not a modified endowment contract are subject to the 10.00% additional income tax penalty.

Investment in the Policy

Your investment in the policy is generally the total of your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax free.

Other Tax Matters

Policy Loans

In general, interest on a policy loan will not be deductible. A limited exception to this rule exists for certain interest paid in connection with certain “key person” insurance. You should consult a qualified tax adviser before taking out a loan to determine whether you qualify under this exception.

Moreover, the tax consequences associated with a preferred loan (preferred loans are loans where the interest rate charged is less than or equal to the interest rate credited) available in the policy are uncertain. Before taking out a policy loan, you should consult a qualified tax adviser as to the tax consequences.

If a loan from a policy is outstanding when the policy is surrendered or lapses, then the amount of the outstanding indebtedness will be added to the amount treated as a distribution from the policy and will be taxed accordingly. If your policy has large outstanding policy loans, you may have to choose between paying high premiums to keep the policy from lapsing and paying significant income tax if you allow the policy to lapse.

FlexDesign® VUL

65

Accelerated Death Benefit Rider

The benefit payments under the Accelerated Death Benefit Rider are intended to be fully excludable from the gross income of the recipient if the recipient is the insured under the policy or is an individual who has no business or financial connection with the insured. (See  Accelerated Death Benefit Rider, page 44, for more information about this rider.) However, you should consult a qualified tax adviser about the consequences of requesting payment under this rider.

Continuation of a Policy

Because the IRS has issued little guidance on this issue, the tax consequences of continuing the policy after the insured person reaches age 100 are unclear. You should consult a qualified tax adviser if you intend to keep the policy in force after the insured person reaches age 100.

Section 1035 Exchanges

Internal Revenue Code Section 1035 provides, in certain circumstances, that no gain or loss will be recognized on the exchange of one life insurance policy solely for another life insurance policy or an endowment, annuity or qualified long term care contract. Special rules and procedures apply to Section 1035 exchanges. These rules can be complex, and if you wish to take advantage of Section 1035, you should consult a qualified tax adviser.

Tax-exempt Policy Owners

Special rules may apply to a policy that is owned by a tax-exempt entity. Tax-exempt entities should consult a qualified tax adviser regarding the consequences of purchasing and owning a policy. These consequences could include an effect on the tax-exempt status of the entity and the possibility of the unrelated business income tax.

Tax Law Changes

Although the likelihood of legislative action or tax reform is uncertain, there is always the possibility that the tax treatment of the policy could be changed by legislation or other means. It is also possible that any change may be retroactive (that is, effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the policy.

FlexDesign® VUL

66

Policy Changes to Comply with the Law

So that your policy continues to qualify as life insurance under the Internal Revenue Code, we reserve the right to return or refuse to accept all or part of your premium payments or to change your death benefit. We may reject any policy request, including a partial withdrawal request, if it would cause your policy to fail to qualify as life insurance or would cause us to return premium to you. We also may make changes to your policy or its riders or make distributions from your policy to the degree that we deem necessary to qualify your policy as life insurance for tax purposes. Any increase in your death benefit will cause an increase in your cost of insurance charges.

Policy Use in Various Plans and Arrangements

The policy is not available for sale to and cannot be acquired with funds that are assets of (i) an employee benefit plan as defined in Section 3(3) of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and that is subject to Title I of ERISA; (ii) a plan described in Section 4975(e)(1) of the Internal Revenue Code; or (iii) an entity whose underlying assets include plan assets by reason of the investment by an employee benefit plan or other plan in such entity within the meaning of 29 C.F.R. Section 2510.3‑101 or otherwise.

Policy owners may use the policy in various other arrangements. The tax consequences of these arrangements may vary depending on the particular facts and circumstances of each arrangement. If you want to use your policy with any of these various arrangements, you should consult a qualified tax adviser regarding the tax issues of your particular arrangement.

Life Insurance Owned by Businesses

Congress has enacted rules relating to life insurance owned by businesses. For example, in the case of a policy issued to a non-natural taxpayer, or held for the benefit of such an entity, a portion of the taxpayer's otherwise deductible interest expenses may not be deductible as a result of ownership of a policy even if no loans are taken under the policy. (An exception to this rule is provided for certain life insurance contracts that cover the life of an individual who is a 20.00% owner, or an officer, director or employee of a trade or business.) In addition, in certain instances a portion of the death benefit payable under an employer-owned policy may be taxable. As another example, special rules apply if a business is subject to the alternative minimum tax. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a qualified tax adviser.

Income Tax Withholding

The IRS requires us to withhold income taxes from any portion of the amounts individuals receive in a taxable transaction. However, if you reside in the U.S., we generally do not withhold income taxes if you elect in writing not to have withholding apply. If the amount withheld for you is insufficient to cover income taxes, you will have to pay additional income taxes and possibly penalties later. We will also report to the IRS the amount of any taxable distributions.

FlexDesign® VUL

67

Life Insurance Purchases by Non-Resident Aliens

If you are not a U.S. citizen or resident, you will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30.00% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes imposed by your country of citizenship or residence. You should consult a qualified tax adviser before purchasing a policy.

Ownership and Beneficiary Designations

Ownership and beneficiary designations, including change of either, may have consequences under federal, state and local income, estate, inheritance, gift, generation-skipping and other tax laws. The individual situation of each policy owner or beneficiary will determine the extent, if any, of these taxes and you should consult a qualified tax adviser.

Same-Sex Marriages

On June 26, 2013, the U.S. Supreme Court held that Section 3 of the federal Defense of Marriage Act (“DOMA”), which stated that same-sex marriages were not recognized for purposes of federal law, was unconstitutional. While valid same-sex marriages are now recognized under federal law, including certain favorable income-deferral options for spouses, there are still unanswered questions regarding the scope and impact of the decision. Consequently, if you are married to a same-sex spouse you should contact a qualified tax adviser regarding your situation.

Fair Value of Your Policy

It is sometimes necessary for tax and other reasons to determine the “value” of your policy. The value can be measured differently for different purposes. It is not necessarily the same as the policy value or the unloaned policy value. You should consult a qualified tax adviser for guidance as to the appropriate methodology for determining the fair market value of your policy.

You should consult qualified legal or tax advisers for complete information on federal, state, local and other tax considerations.

FlexDesign® VUL

68

ADDITIONAL INFORMATION

General Policy Provisions

Your Policy

The policy is a contract between you and us and is the combination of:

•      Your policy;

•      A copy of your original application and applications for benefit increases or decreases;

•      Your riders;

•      Your endorsements;

•      Your policy schedule pages; and

•      Your reinstatement applications.

If you make a change to your coverage, we give you a copy of your changed application and new policy schedules. If you send your policy to us, we attach these items to your policy and return it to you. Otherwise, you need to attach them to your policy.

Unless there is fraud, we consider all statements made in an application to be representations and not guarantees. We use no statement to deny a claim, unless it is in an application.

A president or other officer of our company and our secretary or assistant secretary must sign all changes or amendments to your policy. No other person may change its terms or conditions.

Age

We issue your policy at the insured person’s age (stated in your policy schedule) based on the last birthday as of the policy date. On the policy date, the insured person can generally be no more than age 85.

We often use age to calculate rates, charges and values. We determine the insured person’s age at a given time by adding the number of completed policy years to the age calculated at issue and shown in the schedule.

Ownership

The original owner is the person named as the owner in the policy application. The owner can exercise all rights and receive benefits during the life of the insured person. These rights include the right to change the owner, beneficiaries or the method designated to pay death benefit proceeds.

As a matter of law, all rights of ownership are limited by the rights of any person who has been assigned rights under the policy and any irrevocable beneficiaries.

FlexDesign® VUL

69

You may name a new owner by giving us written notice. The effective date of the change to the new owner is the date the prior owner signs the notice. However, we will not be liable for any action we take before a change is recorded by Customer Service. A change in ownership may cause the prior owner to recognize taxable income on gain under the policy.

Beneficiaries

You, as owner, name the beneficiaries when you apply for your policy. The primary beneficiaries who survive the insured person receive the death benefit proceeds. Other surviving beneficiaries receive death benefit proceeds only if there are no surviving primary beneficiaries. If more than one beneficiary survives the insured person, they share the death benefit proceeds equally, unless you specify otherwise. If none of your policy beneficiaries has survived the insured person, we pay the death benefit proceeds to you or to your estate, as owner. If a beneficiary is a minor, the death benefit proceeds will be held in an interest bearing account until that beneficiary attains the age of majority.

You may name new beneficiaries during the insured person’s lifetime. We pay death benefit proceeds to the beneficiaries whom you have most recently named according to our records. We do not make payments to multiple sets of beneficiaries. The designation of certain beneficiaries may have tax consequences. See Other Tax Matters, page  65.

Collateral Assignment

You may assign your policy by sending written notice to us. After we record the assignment, your rights as owner and the beneficiaries’ rights (unless the beneficiaries were made irrevocable beneficiaries under an earlier assignment) are subject to the assignment. It is your responsibility to make sure the assignment is valid. The transfer or assignment of a policy may have tax consequences. See Other Tax Matters, page  65.

Incontestability

After your policy has been in force during the lifetime of the insured person for two years from your policy date, we will not contest its validity except for nonpayment of premium. Likewise, after your policy has been in force during the lifetime of the insured person for two years from the effective date of any new coverage segment or benefit or from the date of reinstatement, we will not contest its validity except for nonpayment of premium.

In the policy form the “policy date” is referred to as the “Issue Date.”

FlexDesign® VUL

70

Misstatements of Age or Gender

Notwithstanding the Incontestability provision above, if the insured person’s age or gender has been misstated, we adjust the death benefit to the amount that would have been purchased for the insured person’s correct age and gender. We base the adjusted death benefit on the cost of insurance charges deducted from your policy value on the last monthly processing date before the insured person’s death, or as otherwise required by law.

If unisex cost of insurance rates apply, we do not make any adjustments for a misstatement of gender.

Suicide

If the insured person commits suicide (while sane or insane) within two years of your policy date, unless otherwise required by law, we limit death benefit proceeds to:

•      The total premium we receive to the time of death; minus

•      Outstanding loan amount; minus

•      Partial withdrawals taken.

We make a limited payment to the beneficiaries for a new coverage segment or other increase if the insured person commits suicide (while sane or insane) within two years of the effective date of a new coverage segment or within two years of an increase in any other benefit, unless otherwise required by law. The limited payment is equal to the cost of insurance charges that were deducted for the increase.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

FlexDesign® VUL

71

We may also refuse to accept certain forms of premium payments or loan repayments (traveler’s cheques, cashier’s checks, bank drafts, bank checks and treasurer’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000.00, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you and your policy either entering the 61-day grace period or lapsing. See Lapse, page 59. See also Premium Payments Affect Your Coverage, page 23.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Transaction Processing

Generally, within seven days of when we receive all information required to process a payment, we pay:

•      Death benefit proceeds;

•      Surrender Value;

•      Partial withdrawals; and

•      Loan proceeds.

We may delay processing these transactions if:

•      The New York Stock Exchange is closed for trading;

•      Trading on the New York Stock Exchange is restricted by the SEC;

•      There is an emergency so that it is not reasonably possible to sell securities in the subaccounts or to determine the value of a subaccount’s assets; and

•      A governmental body with jurisdiction over the variable account allows suspension by its order.

SEC rules and regulations generally determine whether or not these conditions exist. Payment of benefits or values may also be delayed or suspended as required by court order or regulatory proceeding.

We execute transfers among the subaccounts as of the valuation date Customer Service receives your request.

We determine the death benefit as of the date of the insured person’s death. The death benefit proceeds are not affected by subsequent changes in the value of the subaccounts.

FlexDesign® VUL

72

We may delay payment from our fixed account for up to six months, unless law requires otherwise, of surrender proceeds, withdrawal amounts or loan amounts. If we delay payment more than 30 days, we pay interest at our declared rate (or at a higher rate if required by law) from the date we receive your complete request.

Payment of Death Benefit Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address listed on page 2 of this prospectus. Beneficiaries should carefully review all settlement and payment options available under the policy and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the ING Personal Transition Account, is an interest bearing account backed by our general account. The retained asset account is not guaranteed by the FDIC. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draft book feature. The company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the policy.

Notification and Claims Procedures

Except for certain authorized telephone requests, we must receive in writing any election, designation, change, assignment or request made by the owner.

You must use a form acceptable to us. We are not liable for actions taken before we receive and record the written notice. We may require you to return your policy for policy changes or if you surrender it.

If the insured person dies while your policy is in force, please let us know as soon as possible. We will send you instructions on how to make a claim. As proof of the insured person’s death, we may require proof of the deceased insured person’s age and a certified copy of the death certificate.

The beneficiaries and the deceased insured person’s next of kin may need to sign authorization forms. These forms allow us to get information such as medical records of doctors and hospitals used by the deceased insured person.

FlexDesign® VUL

73

Telephone Privileges

Telephone privileges may be provided to you and your agent/registered representative and his/her assistant. You may request such privileges for yourself and you may authorize us to grant such privileges to your agent/registered representative and his/her assistant by making the appropriate election(s) on your application or by contacting Customer Service.

Telephone privileges allow you or your agent/registered representative and his/her assistant to call Customer Service to:

•      Make transfers;

•      Change premium allocations;

•      Change your dollar cost averaging and automatic rebalancing programs; and

•      Request a loan.

Customer Service uses reasonable procedures to make sure that instructions received by telephone are genuine. These procedures may include:

•      Requiring some form of personal identification;

•      Providing written confirmation of any transactions; and

•      Tape recording telephone calls.

By accepting telephone privileges, you authorize us to record your telephone calls with us. If we reasonably believe telephone instructions to be genuine, we are not liable for losses from unauthorized or fraudulent instructions. We may discontinue or limit this privilege at any time. See Limits on Frequent or Disruptive Transfers, page 53.

Telephone and facsimile privileges may not always be available. Telephone or fax systems, whether yours, your service provider’s or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing.

Non-participation

Your policy does not participate in the surplus earnings of ReliaStar Life Insurance Company.

Advertising Practices and Sales Literature

We may use advertisements and sales literature to promote this product, including:

•      Articles on variable life insurance and other information published in business or financial publications;

•      Indices or rankings of investment securities; and

•      Comparisons with other investment vehicles, including tax considerations.

FlexDesign® VUL

74

We may use information regarding the past performance of the subaccounts and funds. Past performance is not indicative of future performance of the subaccounts or funds and is not reflective of the actual investment experience of policy owners.

We may feature certain subaccounts, the underlying funds and their managers, as well as describe asset levels and sales volumes. We may refer to past, current, or prospective economic trends and investment performance or other information we believe may be of interest to our customers.

Settlement Options

You may elect to take the surrender value in other than one lump-sum payment. Likewise, you may elect to have the beneficiaries receive the death benefit proceeds other than in one lump-sum payment, if you make this election during the insured person’s lifetime. If you have not made this election, the beneficiaries may do so within 60 days after we receive proof of the insured person’s death.

The investment performance of the subaccounts does not affect payments under these settlement options. Instead, interest accrues at a fixed rate based on the option you choose. Payment options are subject to our rules at the time you make your selection. Currently, a periodic payment must be at least $25.00 and the total proceeds must be at least $2,500.00.

The following settlement options are available:

•      Option 1 – The proceeds are left with us to earn interest. Withdrawals and any changes are subject to our approval;

•      Option 2 – The proceeds and interest are paid in equal installments of a specified amount until the proceeds and interest are all paid;

•      Option 3 – The proceeds and interest are paid in equal installments for a specified period until the proceeds and interest are all paid;

•      Option 4 – The proceeds provide an annuity payment with a specified number of months. The payments are continued for the life of the primary payee. If the primary payee dies before the certain period is over, the remaining payments are paid to a contingent payee; and

•      Option 5 – The proceeds provide a life income for two payees. When one payee dies, the surviving payee receives two-thirds of the amount of the joint monthly payment for life.

Interest on Settlement Options. We base the interest rate for proceeds applied under Options 1 and 2 on the interest rate we declare on money that we consider to be in the same classification based on the option, restrictions on withdrawal and other factors. The interest rate will never be less than an effective annual rate of 2.00%.

In determining amounts we pay under Options 3, 4 and 5, we assume interest at an effective annual rate of 2.00%. Also, for Option 3 and periods certain under Option 4, we credit any excess interest we may declare on money that we consider to be in the same classification based on the option, restrictions on withdrawal and other factors.

FlexDesign® VUL

75

If none of these settlement options have been elected, your surrender value or the death benefit proceeds will be paid in one lump-sum payment.

Payment of Surrender Value or Death Benefit Proceeds

Subject to the conditions and requirements of state law, full payment of your surrender value or the death benefit proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown on page 2 of this prospectus. Beneficiaries should carefully review all settlement and payment options available under the policy and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option. See Payment of Death Benefit Proceeds – The Retained Asset Account, page 73, for more information about the retained asset account.

Reports

Annual Statement. We will send you an annual statement once each year free of charge showing the amount of insurance coverage under your policy as well as your policy’s death benefit, policy and surrender values, the amount of premiums you have paid, the amounts you have withdrawn, borrowed or transferred and the fees and charges we have imposed since the last statement.

Additional statements are available upon request. We may make a charge not to exceed $50.00 for each additional annual statement you request. See Excess Annual Report Fee, page 26.

We send semi-annual reports with financial information on the mutual funds, including a list of investment holdings of each fund.

We send confirmation notices to you throughout the year for certain policy transactions such as transfers between investment options, partial withdrawals and loans. You are responsible for reviewing the confirmation notices to verify that the transactions are being made as requested.

Illustrations. To help you better understand how your policy values will vary over time under different sets of assumptions, we will provide you with a personalized illustration projecting future results based on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, premiums and rates of return (within limits) you specify. Unless prohibited under state law, we may make a charge not to exceed $50.00 for each illustration you request after the first in a policy year. See Excess Illustration Fee, page 26.

FlexDesign® VUL

76

Other Reports. We will mail to you at your last known address of record at least annually a report containing such information as may be required by any applicable law. To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the funds, will be mailed to your household, even if you or other persons in your household have more than one policy issued by us or an affiliate. Call Customer Service at 1-877-886-5050 if you need additional copies of financial reports, prospectuses, historical account information or annual or semi-annual reports or if you would like to receive one copy for each policy in all future mailings.

Distribution of the Policy

We sell the policy through licensed insurance agents who are registered representatives of affiliated and unaffiliated broker/dealers. All broker/dealers who sell the policy have entered into selling agreements with ING America Equities, Inc., our affiliate and the principal underwriter and distributor of the policy. ING America Equities, Inc. is organized under the laws of the State of Colorado, registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and a member of FINRA. Its principal office is located at One Orange Way, Windsor, Connecticut 06078.

ING America Equities, Inc. offers the securities under the policies on a continuous basis. For the years ended December 31, 2012, 2011 and 2010, the aggregate amount of underwriting commissions we paid to ING America Equities, Inc. was $4,670,657.00, $5,014,304.00 and $5,448,845.00, respectively.

ING America Equities, Inc. does not retain any commissions or other amounts paid to it by us for sales of the policy. Rather, it pays all the amounts received from us to the broker/dealers for selling the policy and part of that payment goes to your agent/registered representative.

ING Financial Partners, Inc., an affiliated broker-dealer, has entered into an agreement with ING America Equities, Inc. for the sale of our variable life products.

The amounts that we pay for the sale of the policy can generally be categorized as either commissions or other amounts. The commissions we pay can be further categorized as base commissions and supplemental or wholesaling commissions. However categorized, commissions paid will not exceed the total of the percentages shown below.

Base commissions consist of a percentage of premium we receive for the policy up to the target premium amount, a percentage of premium we receive for the policy in excess of the target premium amount and, as a trail commission, a percentage of your average unloaned policy value. First year commission pays up to 90.00% of premium received up to target and 3.60% of premium in excess of target in the first year, 2.00% of total premium received in second year and thereafter (renewal commission), and 0.25% of the average unloaned policy value (after reaching an average greater than or equal to $5,000.00) in the second through twentieth policy years with a lower rate thereafter (trail commission).

FlexDesign® VUL

77

Supplemental or wholesaling commissions are paid based on a percentage of target premiums we receive for the policy and certain other designated insurance products sold during a calendar year. The percentages of such commissions which we may pay may increase as the aggregate amount of premiums received for all products issued by the company and/or its affiliates during the calendar year increases. The maximum percentage of supplemental or wholesaling commissions that we may pay is 43.50%.

Generally, the commissions paid on premiums for base coverage under the policy are greater than those paid on premiums for coverage under the Term Insurance Rider. Be aware of this and discuss with your agent/registered representative the appropriate usage of the Term Insurance Rider coverage for your particular situation.

In addition to the sales compensation described above, ING America Equities, Inc. or the Company, as appropriate, may also pay broker-dealers additional compensation or reimbursement of expenses for their efforts in selling the policy to you and other customers. These amounts may include:

•      Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the company and/or its affiliates during the year;

•      Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;

•      Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

•      Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on sales of this product;

•      Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of the policy; and

•      Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the policy.

FlexDesign® VUL

78

The following is a list of the top 25 broker/dealers that, during 2013, received the most, in the aggregate, from us in connection with the sale of registered variable life insurance policies issued by us, ranked by total dollars received and by total commissions paid:

•      ING Financial Partners, Inc.;

•      First Heartland Capital, Inc.;

•      NFP Securities, Inc.;

•      Royal Alliance Associates Inc.;

•      LPL Financial Corporation;

•      M Holdings Securities, Inc.;

•      Securities America, Inc.;

•      SII Investments Inc.;

•      Centaurus Financial, Inc.;

•      Cetera Advisors LLC;

•      Ameriprise Financial Services Inc.;

•      The Leaders Group, Inc.;

•      National Planning Corporation;

•      Capital Guardian, LLC;

•      Silver Oak Securities, Inc.;

•      Transamerica Financial Advisors, Inc.;

•      P.J. Robb Variable Corporation;

•      Centerre Capital, LLC;

•      AXA Advisors, LLC;

•      UBS Financial Services Inc.;

•      First Allied Securities, Inc.;

•      VSR Financial Services, Inc.;

•      Tower Square Securities, Inc.;

•      M Financial Holdings Incorporated; and

•      Raymond James Financial Services, Inc.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable life insurance policies. It is important for you to know that the payment of volume or sales-based compensation to a broker/dealer or registered representative may provide that registered representative a financial incentive to promote our policies over those of another company, and may also provide a financial incentive to promote the policy offered by this prospectus over one of our other policies.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the company’s ability to meet its obligations under the policy, ING America Equities, Inc.’s ability to distribute the policy or upon the variable account.

FlexDesign® VUL

79

•      Litigation.  Notwithstanding the foregoing, the company and/or ING America Equities, Inc., is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as Class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

•      Regulatory Matters. As with other financial services companies, the company and its affiliates, including ING America Equities, Inc., periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the company or the financial services industry. It is the practice of the company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the company or subject the company to settlement payments, fines, penalties and other financial consequences, as well as changes to the company’s policies and procedures.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the company's results of operations or cash flows in a particular quarterly or annual period.

Financial Statements

Financial statements of the variable account and the company are contained in the Statement of Additional Information. To request a free Statement of Additional Information, please contact Customer Service at the address or telephone number on the back of this prospectus.

FlexDesign® VUL

80

APPENDIX A

Definition of Life Insurance Factors

Guideline Premium Test Factors

Attained Age	Factor	Attained Age	Factor	Attained Age	Factor	Attained Age	Factor	Attained Age	Factor
0-40	2.50	49	1.91	58	1.38	67	1.18	91	1.04
41	2.43	50	1.85	59	1.34	68	1.17	92	1.03
42	2.36	51	1.78	60	1.30	69	1.16	93	1.02
43	2.29	52	1.71	61	1.28	70	1.15	94	1.01
44	2.22	53	1.64	62	1.26	71	1.13	95 +	1.00
45	2.15	54	1.57	63	1.24	72	1.11
46	2.09	55	1.50	64	1.22	73	1.09
47	2.03	56	1.46	65	1.20	74	1.07
48	1.97	57	1.42	66	1.19	75 – 90	1.05

Cash Value Accumulation Test Factors

The cash value accumulation test factors vary according to the age, gender and risk class of the insured person.

Generally, the cash value accumulation test requires that a policy’s death benefit must be sufficient so that the policy value does not at any time exceed the net single premium required to fund the policy’s future benefits. The net single premium for a policy is calculated using a 4.00% interest rate and the 1980 Commissioner’s Standard Ordinary Mortality Table and will vary according to the age, gender and risk class of the insured person. The factors for the cash value accumulation test are then equal to 1 divided by the net single premium per dollar of paid up whole life insurance for the applicable age, gender and risk class.

A-1

APPENDIX B

Funds Currently Available Through the Variable Account

The following chart lists the mutual funds that are currently available through the subaccounts of the variable account, along with each fund’s investment adviser/subadviser and investment objective. More detailed information about the funds can be found in the current prospectus and Statement of Additional Information for each fund. If you received a summary prospectus for any of the funds available through your policy, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

There is no assurance that the stated investment objectives of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by allocating policy value to the subaccounts that invest in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
American Funds Insurance Series® – Growth Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	Seeks growth of capital.
American Funds Insurance Series® – Growth-Income Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	Seeks long-term growth of capital and income.
American Funds Insurance Series® – International Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	Seeks long-term growth of capital.
BlackRock Global Allocation V.I. Fund (Class III) Investment Adviser: BlackRock Advisors, LLC Subadvisers: BlackRock Investment Management, LLC	Seeks high total investment return.
Fidelity® VIP Contrafund ® Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks long-term capital appreciation.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Fidelity ® VIP Equity-Income Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
Neuberger Berman AMT Socially Responsive Portfolio® (Class I) Investment Adviser: Neuberger Berman Management LLC Subadvisers: Neuberger Berman LLC	Seeks long-term growth of capital by investing primarily in securities of companies that meet the portfolio’s financial criteria and social policy.
Voya Balanced Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Voya Global Bond Portfolio (Class S) Investment Adviser: Directed Services LLC Subadvisers: Voya Investment Management Co. LLC	Seeks to maximize total return through a combination of current income and capital appreciation.
Voya Global Perspectives Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks total return.
Voya Global Resources Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: Voya Investment Management Co. LLC	A non-diversified portfolio that seeks long-term capital appreciation.
Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P 500 Index, while maintaining a market level of risk.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the Standard and Poor’s MidCap 400 Index, while maintaining a market level of risk.
Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the Standard and Poor’s SmallCap 600 Index, while maintaining a market level of risk.
Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya International Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Voya Large Cap Growth Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: Voya Investment Management Co. LLC	Seeks long-term capital growth.
Voya Large Cap Value Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya Limited Maturity Bond Portfolio (Class S) Investment Adviser: Directed Services LLC Subadvisers: Voya Investment Management Co. LLC

Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

Voya Liquid Assets Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: Voya Investment Management Co. LLC	Seeks high level of current income consistent with the preservation of capital and liquidity.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)

Voya Multi-Manager Large Cap Core Portfolio (Class I)

Investment Adviser: Directed Services LLC

Subadvisers: Columbia Management Investment Advisers, LLC and The London Company of Virginia d/b/a The London Company

Seeks reasonable income and capital growth.
Voya Retirement Growth Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of the Voya Retirement Moderate Growth Portfolio.

Voya Retirement Moderate Growth Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya  Retirement Moderate Portfolio but less than that of Voya Retirement Growth Portfolio.

Voya Retirement Moderate Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Conservative Portfolio but less than that of Voya Retirement Moderate Growth Portfolio.

Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Voya RussellTM Large Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Voya RussellTM Large Cap Value Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.
Voya RussellTM Mid Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya RussellTM Small Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.
Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations.
Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya U.S. Bond Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Barclays U.S. Aggregate Bond Index.
Voya U.S. Stock Index Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: Voya Investment Management Co. LLC	Seeks total return.
VY Baron Growth Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: BAMCO, Inc.	Seeks capital appreciation.
VY BlackRock Health Sciences Opportunities Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: BlackRock Advisors, LLC	Seeks long-term capital growth.
VY BlackRock Large Cap Growth Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: BlackRock Investment Management, LLC	Seeks long-term growth of capital.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY Clarion Global Real Estate Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadvisers: CBRE Clarion Securities LLC	Seeks high total return, consisting of capital appreciation and current income.
VY Columbia Small Cap Value II Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: Columbia Management Investment Advisers, LLC	Seeks long-term growth of capital.
VY DFA World Equity Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: Dimensional Fund Advisors LP	Seeks long-term capital appreciation.

VY FMRSM Diversified Mid Cap Portfolio (Class I)

Investment Adviser: Directed Services LLC

Subadvisers: Fidelity Management & Research Company

FMR is a service mark of Fidelity Management & Research Company

Seeks long-term growth of capital.
VY Franklin Templeton Founding Strategy Portfolio (Class I) Investment Adviser: Directed Services LLC	Seeks capital appreciation and secondarily, income.
VY Invesco Comstock Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: Invesco Advisers, Inc.	Seeks capital growth and income.
VY Invesco Equity and Income Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: Invesco Advisers, Inc.	Seeks total return, consisting of long-term capital appreciation and current income.
VY Invesco Growth and Income Portfolio (Class S) Investment Adviser: Directed Services LLC Subadvisers: Invesco Advisers, Inc.	Seeks long-term growth of capital and income.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY JPMorgan Emerging Markets Equity Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.
VY JPMorgan Small Cap Core Equity Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long-term.
VY MFS Total Return Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: Massachusetts Financial Services Company

Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital and secondarily seeks reasonable opportunity for growth of capital and income.

VY MFS Utilities Portfolio (Class S) Investment Adviser: Directed Services LLC Subadvisers: Massachusetts Financial Services Company	Seeks total return.
VY Marsico Growth Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: Marsico Capital Management, LLC	Seeks capital appreciation.
VY Oppenheimer Global Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: OppenheimerFunds, Inc.	Seeks capital appreciation.
VY Pioneer High Yield Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: Pioneer Investment Management, Inc.	Seeks to maximize total return through income and capital appreciation.
VY T. Rowe Price Capital Appreciation Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
VY T. Rowe Price Equity Income Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: T. Rowe Price Associates, Inc.

Seeks substantial dividend income as well as long-term growth of capital.

Effective July 14, 2014, the objective will change to: Seeks a high level of dividend income as well as long-term growth of capital through investments in stocks.

VY T. Rowe Price International Stock Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.
VY Templeton Foreign Equity Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: Templeton Investment Counsel, LLC	Seeks long-term capital growth.

APPENDIX C

Information Regarding Closed Subaccounts

The subaccounts that invest in the following mutual funds have been closed to new investment:

Fund Name Investment Adviser/Subadviser	Investment Objective(s)

Fidelity ® VIP Investment Grade Bond Portfolio (Initial Class)

Investment Adviser: Fidelity Management & Research Company

Subadvisers: Fidelity Investments Money Management, Inc. and other investment advisers

Seeks as high a level of current income as is consistent with the preservation of capital.
Voya International Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya Strategic Allocation Conservative Portfolio (Class I) [1] Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Voya Strategic Allocation Growth Portfolio (Class I) [1] Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks to provide capital appreciation.
Voya Strategic Allocation Moderate Portfolio (Class I) [1] Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).
VY American Century Small-Mid Cap Value Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: American Century Investment Management, Inc.	Seeks long-term capital growth. Income is a secondary objective.

C-1

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY Clarion Real Estate Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: CBRE Clarion Securities LLC	A non-diversified Portfolio that seeks total return including capital appreciation and current income.
VY JPMorgan Mid Cap Value Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: J.P. Morgan Investment Management Inc.	Seeks growth from capital appreciation.
VY PIMCO Bond Portfolio (Class I) [2] Investment Adviser: Directed Services LLC Subadvisers: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with capital preservation and prudent investment management.

Policy owners who have policy value allocated to one or more of the subaccounts that correspond to these funds may leave their policy value in those subaccounts, but future allocations and transfers into those subaccounts are prohibited. If your most recent premium allocation instructions includes a subaccount that corresponds to one of these funds, premium received that would have been allocated to a subaccount corresponding to one of these funds may be automatically allocated among the other available subaccounts according to your most recent premium allocation instructions. If your most recent allocation instructions do not include any available funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting:

Customer Service

P.O. Box 5011

Minot, North Dakota 58702-5011

1-877-886-5050

Your failure to provide us with alternative allocation instructions before we return your premium payment(s) may result in your policy entering the 61 day grace period and/or your policy lapsing without value. See Lapse, page 59, for more information about how to keep your policy from lapsing. See also Reinstatement, page 60, for information about how to put your policy back in force if it has lapsed.

1     This fund is structured as a “fund of funds.” See the Fund Fees and Expenses table on page 13 and the Fund of Funds section on page 32 for more information about “fund of funds.”

2     Prior to May 1, 2014, this fund was known as the ING PIMCO Total Return Portfolio.

C-2

MORE INFORMATION IS AVAILABLE

If you would like more information about us, the variable account or the policy, the following documents are available free upon request:

•      Statement of Additional Information (“SAI”) – The SAI contains more specific information about the variable account and the policy, as well as the financial statements of the variable account and the company. The SAI is incorporated by reference into (made legally part of) this prospectus. The following is the Table of Contents for the SAI:

Page
General Information and History ..........................................................................................................	2
Performance Reporting and Advertising ..............................................................................................	2
Experts ........................................................................................................................................................	4
Financial Statements ...............................................................................................................................	4
Financial Statements of Select*Life Variable Account ....................................................................	1
Statutory Basis Financial Statements of ReliaStar Life Insurance Company .............................	1

•      A personalized illustration of policy benefits – A personalized illustration can help you understand how the policy works, given the policy’s fees and charges along with the investment options, features and benefits and optional benefits you select. A personalized illustration can also help you compare the policy’s death benefits, policy value and surrender value with other life insurance policies based on the same or similar assumptions. We reserve the right to assess a fee of up to $50.00 for each personalized illustration you request after the first each policy year. See Excess Illustration Fee, page 26.

To request a free SAI or personalized illustration of policy benefits or to make other inquiries about the policy, please contact:

Customer Service P.O. Box 5011 Minot, North Dakota 58702-5011 1-877-886-5050 www.ingservicecenter.com

If you received a summary prospectus for any of the mutual funds available through your contract, you may obtain a full prospectus and other information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. Additional information about us, the variable account or the policy (including the SAI) can be reviewed and copied from the SEC’s Internet website (www.sec.gov) or at the SEC’s Public Reference Branch in Washington, DC. Copies of this additional information may also be obtained, upon payment of a duplicating fee, by writing the SEC’s Public Reference Branch at 100 F Street, NE, Room 1580, Washington, DC 20549. More information about operation of the SEC’s Public Reference Branch can be obtained by calling 202-551-8090. When looking for information regarding the policy offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the 1933 Act. This number is 333-69431.

1940 Act File No. 811-04208

1933 Act file No. 333-69431

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

SELECT*LIFE VARIABLE ACCOUNT

OF

RELIASTAR LIFE INSURANCE COMPANY

Statement of Additional Information dated May 1, 2014.

FLEXDESIGN® VUL

A Flexible Premium Adjustable Variable Universal Life Insurance Policy

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current FlexDesign® VUL prospectus dated May 1, 2013. The policy offered in connection with the prospectus is a flexible premium variable universal life insurance policy funded through the Select*Life Variable Account.

A free prospectus is available upon request by contacting Customer Service at P.O. Box 5011, 2000 21st Avenue NW, Minot, North Dakota 58703, by calling 1-877-886-5050 or by accessing the SEC's website at www.sec.gov.

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

TABLE OF CONTENTS

Page
General Information and History .....................................................................................................	2

Performance Reporting and Advertising ..........................................................................................	2

Experts ...................................................................................................................................................	4

Financial Statements ...........................................................................................................................	4

Financial Statements of Select*Life Variable Account ................................................................	1

Statutory Basis Financial Statements of ReliaStar Life Insurance Company .........................	1

GENERAL INFORMATION AND HISTORY

ReliaStar Life Insurance Company (“ReliaStar,” “we,” “us,” “our” and the “Company”) issues the FlexDesign® VUL policy and is responsible for providing the policy’s insurance benefits. All guarantees and benefits provided under the policy that are not related to the variable account are subject to the claims paying ability of the company and our general account. We are a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota. We are admitted to do business in the District of Columbia and all states except New York. Our headquarters is at 20 Washington Avenue South, Minneapolis, Minnesota 55401.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“VoyaTM”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange (“NYSE”) under the symbol “VOYA” and Voya completed its initial public offering of common stock.

Voya is an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. In 2009 ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya, which together with its subsidiaries, including the Company, constitutes ING’s U.S.-based retirement, investment management and insurance operations. As of March 24, 2014, ING’s ownership of Voya was approximately 43%. Under an agreement with the European Commission, ING is required to divest itself of 100% of Voya by the end of 2016.

We established the Select*Life Variable Account (the “variable account”) on October 11, 1984, under the laws of the State of Minnesota for the purpose of funding variable life insurance policies issued by us. The variable account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Premium payments may be allocated to one or more of the available subaccounts of the variable account. Each subaccount invests in shares of a corresponding mutual fund at net asset value. We may make additions to, deletions from or substitutions of available mutual funds as permitted by law and subject to the conditions of the policy.

Other than the policy owner fees and charges described in the prospectus, all expenses incurred in the operations of the variable account are borne by the company. We do, however, receive compensation for certain recordkeeping, administration or other services from the mutual funds or affiliates of the mutual funds available through the policies. See “Fund Fees and Expenses” in the prospectus.

The company maintains custody of the assets of the variable account. As custodian, the company holds cash balances for the variable account pending investment in the mutual funds or distribution. The mutual funds in whose shares the assets of the subaccounts of the variable account are invested each have custodians, as discussed in the respective mutual fund prospectuses.

PERFORMANCE REPORTING AND ADVERTISING

Information regarding the past, or historical, performance of the subaccounts of the variable account and the mutual funds available for investment through the subaccounts of the variable account may appear in advertisements, sales literature or reports to policy owners or prospective purchasers. Such performance information for the subaccounts will reflect the deduction of all fund fees and charges, including investment management fees, distribution (12b-1) fees and other expenses but will not reflect deductions for any policy fees and charges. If the policy's premium expense, cost of insurance, administrative and mortality and expense risk charges and the other transaction, periodic or optional benefits fees and charges were deducted, the performance shown would be significantly lower.

2

With respect to performance reporting it is important to remember that past performance does not guarantee future results. Current performance may be higher or lower than the performance shown and actual investment returns and principal values will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost.

Performance history of the subaccounts of the variable account and the corresponding mutual funds is measured by comparing the value at the beginning of the period to the value at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years (if the mutual fund has been in existence for these periods) and since the inception date of the mutual fund (if the mutual fund has been in existence for less than ten years). We may provide performance information showing average annual total returns for periods prior to the date a subaccount commenced operation. We will calculate such performance information based on the assumption that the subaccounts were in existence for the same periods as those indicated for the mutual funds, with the level of charges at the variable account level that were in effect at the inception of the subaccounts. Performance information will be specific to the class of mutual fund shares offered through the policy, however, for periods prior to the date a class of mutual fund shares commenced operations, performance information may be based on a different class of shares of the same mutual fund. In this case, performance for the periods prior to the date a class of mutual fund shares commenced operations will be adjusted by the mutual fund fees and expenses associated with the class of mutual fund shares offered through the policy.

We may compare performance of the subaccounts and/or the mutual funds as reported from time to time in advertisements and sales literature to other variable life insurance issuers in general; to the performance of particular types of variable life insurance policies investing in mutual funds; or to investment series of mutual funds with investment objectives similar to each of the subaccounts, whose performance is reported by Lipper Analytical Services, Inc. (“Lipper”) and Morningstar. Inc. (“Morningstar”) or reported by other series, companies, individuals or other industry or financial publications of general interest, such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's and Fortune. Lipper and Morningstar are independent services that monitor and rank the performances of variable life insurance issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's and Morningstar's rankings include variable annuity issuers as well as variable life insurance issuers. The performance analysis prepared by Lipper and Morningstar ranks such issuers on the basis of total return, assuming reinvestment of distributions, but does not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. We may also compare the performance of each subaccount in advertising and sales literature to the Standard & Poor's Index of 500 common stocks and the Dow Jones Industrials, which are widely used measures of stock market performance. We may also compare the performance of each subaccount to other widely recognized indices. Unmanaged indices may assume the reinvestment of dividends, but typically do not reflect any “deduction” for the expense of operating or managing an investment portfolio.

To help you better understand how your policy's death benefits, policy value and surrender value will vary over time under different sets of assumptions, we encourage you to obtain a personalized illustration. Personalized illustrations will assume deductions for fund expenses and policy and variable account charges. We will base these illustrations on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, premiums and rates of return (within limits) you specify. These personalized illustrations will be based on either a hypothetical investment return of the mutual funds of 0.00% and other percentages not to exceed 12.00% or on the actual historical experience of the mutual funds as if the subaccounts had been in existence and a policy issued for the same periods as those indicated for the mutual funds. Subject to regulatory approval, personalized illustrations may be based upon a weighted average of fund expenses rather than an arithmetic average. A personalized illustration is available upon request by contacting Customer Service at P.O. Box 5011, Minot, ND 58702-5011 or by calling 1-877-886-5050.

3

EXPERTS

The statements of assets and liabilities of Select*Life Variable Account as of December 31, 2013, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the statutory basis financial statements of ReliaStar Life Insurance Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, included in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the variable account reflect the operations of the variable account as of and for the year ended December 31, 2013, and have been audited by Ernst & Young LLP, independent registered public accounting firm.

The statutory basis financial statements of the Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, have been audited by Ernst & Young LLP, independent registered public accounting firm. The financial statements of the Company should be distinguished from the financial statements of the variable account and should be considered only as bearing upon the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the variable account. The statutory basis financial statements of the Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, have been prepared on the basis of statutory accounting practices prescribed or permitted by the State of Minnesota Division of Insurance.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA 30308.

4

rlicsepacctfin.htm - Generated by SEC Publisher for SEC Filing

Financial Statements

ReliaStar Life Insurance Company

Select*Life Variable Account

Year Ended December 31, 2013

with Report of Independent Registered Public Accounting Firm

This page intentionally left blank.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Financial Statements

Year Ended December 31, 2013

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants

ReliaStar Life Insurance Company

We have audited the accompanying financial statements of ReliaStar Life Insurance Company Select*Life Variable Account (the “Account”), which comprise the statements of assets and liabilities of each of the investment divisions disclosed in Note 1 as of December 31, 2013, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2013 and 2012. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents or fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the investment divisions disclosed in Note 1 constituting ReliaStar Life Insurance Company Select*Life Variable Account at December 31, 2013, the results of their operations  for the year or period then ended, and the changes in their net assets for the years or periods ended December 31, 2013 and 2012, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia

April 22, 2014

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	BlackRock Global Allocation V.I. Fund - Class III	Fidelity® VIP Equity-Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$ 51,874	$ 38,379	$ 30,069	$ 11,280	$ 73,522
Total assets	51,874	38,379	30,069	11,280	73,522
Net assets	$ 51,874	$ 38,379	$ 30,069	$ 11,280	$ 73,522

Total number of mutual fund shares	665,562	761,490	1,421,718	724,024	3,156,810

Cost of mutual fund shares	$ 37,495	$ 26,682	$ 27,571	$ 10,493	$ 71,744

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	ING Balanced Portfolio - Class I	ING Intermediate Bond Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$ 94,078	$ 1,801	$ 5,045	$ 6,051	$ 12,274
Total assets	94,078	1,801	5,045	6,051	12,274
Net assets	$ 94,078	$ 1,801	$ 5,045	$ 6,051	$ 12,274

Total number of mutual fund shares	2,738,798	9,668	408,204	431,918	981,930

Cost of mutual fund shares	$ 75,724	$ 1,291	$ 5,042	$ 5,138	$ 12,423

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING BlackRock Health Sciences Opportunities Portfolio - Institutional Class	ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING Clarion Global Real Estate Portfolio - Service Class	ING Clarion Real Estate Portfolio - Institutional Class	ING DFA World Equity Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$ 6,558	$ 1,916	$ 4,924	$ 1,701	$ 777
Total assets	6,558	1,916	4,924	1,701	777
Net assets	$ 6,558	$ 1,916	$ 4,924	$ 1,701	$ 777

Total number of mutual fund shares	363,945	132,865	451,727	62,048	71,725

Cost of mutual fund shares	$ 5,247	$ 1,492	$ 4,764	$ 1,324	$ 651

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	ING Franklin Templeton Founding Strategy Portfolio - Institutional Class	ING Global Resources Portfolio - Institutional Class	ING Invesco Growth and Income Portfolio - Service Class	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$ 6,347	$ 1,171	$ 11,882	$ 10,994	$ 7,404
Total assets	6,347	1,171	11,882	10,994	7,404
Net assets	$ 6,347	$ 1,171	$ 11,882	$ 10,994	$ 7,404

Total number of mutual fund shares	303,994	107,018	560,461	352,484	387,623

Cost of mutual fund shares	$ 4,243	$ 970	$ 10,558	$ 7,776	$ 7,948

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	ING Large Cap Growth Portfolio - Institutional Class	ING Large Cap Value Portfolio - Institutional Class	ING Limited Maturity Bond Portfolio - Service Class	ING Liquid Assets Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$ 32,840	$ 104,557	$ 5,076	$ 22,841	$ 34,635
Total assets	32,840	104,557	5,076	22,841	34,635
Net assets	$ 32,840	$ 104,557	$ 5,076	$ 22,841	$ 34,635

Total number of mutual fund shares	1,578,095	5,474,184	430,173	2,241,507	34,634,528

Cost of mutual fund shares	$ 20,474	$ 60,452	$ 4,638	$ 23,037	$ 34,635

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Marsico Growth Portfolio - Institutional Class	ING MFS Total Return Portfolio - Institutional Class	ING MFS Utilities Portfolio - Institutional Class	ING MFS Utilities Portfolio - Service Class	ING Multi-Manager Large Cap Core Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$ 3,892	$ 8,220	$ 2,843	$ 3,574	$ 392
Total assets	3,892	8,220	2,843	3,574	392
Net assets	$ 3,892	$ 8,220	$ 2,843	$ 3,574	$ 392

Total number of mutual fund shares	152,014	438,871	160,255	202,237	26,478

Cost of mutual fund shares	$ 2,893	$ 6,135	$ 2,326	$ 2,985	$ 313

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING PIMCO Total Return Bond Portfolio - Institutional Class	ING Retirement Growth Portfolio - Institutional Class	ING Retirement Moderate Growth Portfolio - Institutional Class	ING Retirement Moderate Portfolio - Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$ 22,681	$ 17,089	$ 6,925	$ 10,644	$ 64,990
Total assets	22,681	17,089	6,925	10,644	64,990
Net assets	$ 22,681	$ 17,089	$ 6,925	$ 10,644	$ 64,990

Total number of mutual fund shares	1,980,877	1,290,684	533,530	849,506	2,293,211

Cost of mutual fund shares	$ 23,622	$ 12,721	$ 5,690	$ 9,125	$ 52,598

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING T. Rowe Price Equity Income Portfolio - Institutional Class	ING T. Rowe Price International Stock Portfolio - Institutional Class	ING U.S. Stock Index Portfolio - Institutional Class	ING Global Perspectives Fund - Class I	ING American Century Small-Mid Cap Value Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$ 16,525	$ 16,714	$ 66,274	$ 3	$ 107
Total assets	16,525	16,714	66,274	3	107
Net assets	$ 16,525	$ 16,714	$ 66,274	$ 3	$ 107

Total number of mutual fund shares	985,964	1,259,555	4,548,659	269	6,969

Cost of mutual fund shares	$ 11,245	$ 14,433	$ 50,388	$ 3	$ 71

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Baron Growth Portfolio - Initial Class	ING Columbia Small Cap Value II Portfolio - Initial Class	ING Global Bond Portfolio - Service Class	ING Invesco Comstock Portfolio - Initial Class	ING Invesco Equity and Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$ 10,305	$ 6,929	$ 11,904	$ 7,476	$ 1,628
Total assets	10,305	6,929	11,904	7,476	1,628
Net assets	$ 10,305	$ 6,929	$ 11,904	$ 7,476	$ 1,628

Total number of mutual fund shares	327,243	433,305	1,135,841	483,874	36,241

Cost of mutual fund shares	$ 6,600	$ 4,487	$ 13,046	$ 4,998	$ 1,470

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING JPMorgan Mid Cap Value Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Initial Class	ING PIMCO Total Return Portfolio - Initial Class	ING Pioneer High Yield Portfolio - Initial Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$ 14,475	$ 47,360	$ 2,840	$ 20,208	$ 56,740
Total assets	14,475	47,360	2,840	20,208	56,740
Net assets	$ 14,475	$ 47,360	$ 2,840	$ 20,208	$ 56,740

Total number of mutual fund shares	680,523	2,507,142	244,847	1,628,380	4,857,875

Cost of mutual fund shares	$ 9,840	$ 34,619	$ 2,856	$ 16,261	$ 40,323

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Templeton Foreign Equity Portfolio - Initial Class	ING Strategic Allocation Conservative Portfolio - Class I	ING Strategic Allocation Growth Portfolio - Class I	ING Strategic Allocation Moderate Portfolio - Class I	ING Growth and Income Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$ 8,761	$ 8	$ 522	$ 185	$ 8,627
Total assets	8,761	8	522	185	8,627
Net assets	$ 8,761	$ 8	$ 522	$ 185	$ 8,627

Total number of mutual fund shares	663,172	694	39,491	14,634	272,409

Cost of mutual fund shares	$ 6,672	$ 7	$ 464	$ 143	$ 6,661

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Index Plus LargeCap Portfolio - Class I	ING Index Plus MidCap Portfolio - Class I	ING Index Plus SmallCap Portfolio - Class I	ING International Index Portfolio - Class S	ING Russell™ Large Cap Growth Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$ 2,593	$ 12,660	$ 9,702	$ 5,106	$ 105,149
Total assets	2,593	12,660	9,702	5,106	105,149
Net assets	$ 2,593	$ 12,660	$ 9,702	$ 5,106	$ 105,149

Total number of mutual fund shares	129,308	535,972	443,847	512,142	4,818,925

Cost of mutual fund shares	$ 1,836	$ 9,046	$ 6,975	$ 4,118	$ 55,180

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Russell™ Large Cap Index Portfolio - Class I	ING Russell™ Large Cap Value Index Portfolio - Class I	ING Russell™ Mid Cap Growth Index Portfolio - Class I	ING Russell™ Small Cap Index Portfolio - Class I	ING Small Company Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$ 1,500	$ 27,988	$ 2,058	$ 1,954	$ 8,452
Total assets	1,500	27,988	2,058	1,954	8,452
Net assets	$ 1,500	$ 27,988	$ 2,058	$ 1,954	$ 8,452

Total number of mutual fund shares	104,579	1,523,554	83,670	115,432	343,179

Cost of mutual fund shares	$ 1,320	$ 17,508	$ 1,662	$ 1,772	$ 5,628

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING U.S. Bond Index Portfolio - Class I	ING International Value Portfolio - Class I	ING MidCap Opportunities Portfolio - Class I	ING SmallCap Opportunities Portfolio - Class I	Neuberger Berman AMT Socially Responsive Portfolio® - Class I
Assets
Investments in mutual funds
at fair value	$ 2,777	$ 5,770	$ 9,937	$ 23,389	$ 2,991
Total assets	2,777	5,770	9,937	23,389	2,991
Net assets	$ 2,777	$ 5,770	$ 9,937	$ 23,389	$ 2,991

Total number of mutual fund shares	267,493	597,963	599,341	802,629	137,722

Cost of mutual fund shares	$ 2,924	$ 6,344	$ 4,926	$ 15,650	$ 1,984

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	BlackRock Global Allocation V.I. Fund - Class III	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$ 443	$ 467	$ 381	$ 114	$ 1,718
Expenses:
Mortality and expense risk
charges	8	7	6	4	141
Total expenses	8	7	6	4	141
Net investment income (loss)	435	460	375	110	1,577

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	332	(18)	(565)	130	(70)
Capital gains distributions	-	-	-	448	4,556
Total realized gain (loss) on investments
and capital gains distributions	332	(18)	(565)	578	4,486
Net unrealized appreciation
(depreciation) of investments	11,748	9,306	5,714	663	10,880
Net realized and unrealized gain (loss)
on investments	12,080	9,288	5,149	1,241	15,366
Net increase (decrease) in net assets
resulting from operations	$ 12,515	$ 9,748	$ 5,524	$ 1,351	$ 16,943

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	ING Balanced Portfolio - Class I	ING Intermediate Bond Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$ 913	$ 31	$ 123	$ 133	$ 422
Expenses:
Mortality and expense risk
charges	27	14	4	21	2
Total expenses	27	14	4	21	2
Net investment income (loss)	886	17	119	112	420

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,413	42	3	(64)	335
Capital gains distributions	24	17	63	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,437	59	66	(64)	335
Net unrealized appreciation
(depreciation) of investments	20,964	380	(294)	867	(778)
Net realized and unrealized gain (loss)
on investments	22,401	439	(228)	803	(443)
Net increase (decrease) in net assets
resulting from operations	$ 23,287	$ 456	$ (109)	$ 915	$ (23)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING BlackRock Health Sciences Opportunities Portfolio - Institutional Class	ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING Clarion Global Real Estate Portfolio - Service Class	ING Clarion Real Estate Portfolio - Institutional Class	ING DFA Global Allocation Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$ 12	$ 18	$ 288	$ 29	$ -
Expenses:
Mortality and expense risk
charges	-	4	2	-	-
Total expenses	-	4	2	-	-
Net investment income (loss)	12	14	286	29	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	359	45	409	(53)	(2)
Capital gains distributions	378	-	-	-	26
Total realized gain (loss) on investments
and capital gains distributions	737	45	409	(53)	24
Net unrealized appreciation
(depreciation) of investments	947	370	(527)	75	(7)
Net realized and unrealized gain (loss)
on investments	1,684	415	(118)	22	17
Net increase (decrease) in net assets
resulting from operations	$ 1,696	$ 429	$ 168	$ 51	$ 17

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING DFA World Equity Portfolio - Institutional Class	ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	ING Franklin Templeton Founding Strategy Portfolio - Institutional Class	ING Global Resources Portfolio - Institutional Class	ING Invesco Growth and Income Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 14	$ 42	$ 29	$ 145	$ 132
Expenses:
Mortality and expense risk
charges	-	2	1	4	6
Total expenses	-	2	1	4	6
Net investment income (loss)	14	40	28	141	126

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	25	589	36	831	45
Capital gains distributions	-	22	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	25	611	36	831	45
Net unrealized appreciation
(depreciation) of investments	102	1,194	154	533	2,763
Net realized and unrealized gain (loss)
on investments	127	1,805	190	1,364	2,808
Net increase (decrease) in net assets
resulting from operations	$ 141	$ 1,845	$ 218	$ 1,505	$ 2,934

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	ING Large Cap Growth Portfolio - Institutional Class	ING Large Cap Value Portfolio - Institutional Class	ING Limited Maturity Bond Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 88	$ 273	$ 508	$ 17	$ 224
Expenses:
Mortality and expense risk
charges	3	11	22	-	3
Total expenses	3	11	22	-	3
Net investment income (loss)	85	262	486	17	221

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(26)	1,282	3,531	43	(123)
Capital gains distributions	171	694	887	-	-
Total realized gain (loss) on investments
and capital gains distributions	145	1,976	4,418	43	(123)
Net unrealized appreciation
(depreciation) of investments	(717)	7,427	20,855	429	72
Net realized and unrealized gain (loss)
on investments	(572)	9,403	25,273	472	(51)
Net increase (decrease) in net assets
resulting from operations	$ (487)	$ 9,665	$ 25,759	$ 489	$ 170

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Liquid Assets Portfolio - Class I	ING Marsico Growth Portfolio - Institutional Class	ING MFS Total Return Portfolio - Institutional Class	ING MFS Utilities Portfolio - Institutional Class	ING MFS Utilities Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 1	$ 37	$ 193	$ 62	$ 70
Expenses:
Mortality and expense risk
charges	31	1	2	3	-
Total expenses	31	1	2	3	-
Net investment income (loss)	(30)	36	191	59	70

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	375	433	421	308
Capital gains distributions	6	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	6	375	433	421	308
Net unrealized appreciation
(depreciation) of investments	-	659	778	84	252
Net realized and unrealized gain (loss)
on investments	6	1,034	1,211	505	560
Net increase (decrease) in net assets
resulting from operations	$ (24)	$ 1,070	$ 1,402	$ 564	$ 630

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Multi-Manager Large Cap Core Portfolio - Institutional Class	ING PIMCO Total Return Bond Portfolio - Institutional Class	ING Pioneer Mid Cap Value Portfolio - Institutional Class	ING Retirement Growth Portfolio - Institutional Class	ING Retirement Moderate Growth Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$ 3	$ 942	$ 49	$ 362	$ 157
Expenses:
Mortality and expense risk
charges	-	6	-	4	1
Total expenses	-	6	-	4	1
Net investment income (loss)	3	936	49	358	156

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	17	(533)	975	484	243
Capital gains distributions	-	267	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	17	(266)	975	484	243
Net unrealized appreciation
(depreciation) of investments	69	(1,103)	(131)	1,995	538
Net realized and unrealized gain (loss)
on investments	86	(1,369)	844	2,479	781
Net increase (decrease) in net assets
resulting from operations	$ 89	$ (433)	$ 893	$ 2,837	$ 937

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Retirement Moderate Portfolio - Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	ING T. Rowe Price Equity Income Portfolio - Institutional Class	ING T. Rowe Price International Stock Portfolio - Institutional Class	ING U.S. Stock Index Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$ 321	$ 824	$ 290	$ 211	$ 1,182
Expenses:
Mortality and expense risk
charges	1	16	6	6	1
Total expenses	1	16	6	6	1
Net investment income (loss)	320	808	284	205	1,181

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	333	74	358	(584)	1,572
Capital gains distributions	-	3,886	12	-	1,433
Total realized gain (loss) on investments
and capital gains distributions	333	3,960	370	(584)	3,005
Net unrealized appreciation
(depreciation) of investments	393	7,378	3,377	2,558	12,794
Net realized and unrealized gain (loss)
on investments	726	11,338	3,747	1,974	15,799
Net increase (decrease) in net assets
resulting from operations	$ 1,046	$ 12,146	$ 4,031	$ 2,179	$ 16,980

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Global Perspectives Fund - Class I	ING American Century Small-Mid Cap Value Portfolio - Initial Class	ING Baron Growth Portfolio - Initial Class	ING Columbia Small Cap Value II Portfolio - Initial Class	ING Global Bond Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$ -	$ 1	$ 117	$ 58	$ 229
Expenses:
Mortality and expense risk
charges	-	-	1	-	2
Total expenses	-	-	1	-	2
Net investment income (loss)	-	1	116	58	227

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	8	562	344	138
Capital gains distributions	-	4	301	-	326
Total realized gain (loss) on investments
and capital gains distributions	-	12	863	344	464
Net unrealized appreciation
(depreciation) of investments	-	17	1,750	1,544	(1,276)
Net realized and unrealized gain (loss)
on investments	-	29	2,613	1,888	(812)
Net increase (decrease) in net assets
resulting from operations	$ -	$ 30	$ 2,729	$ 1,946	$ (585)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Invesco Comstock Portfolio - Initial Class	ING Invesco Equity and Income Portfolio - Initial Class	ING JPMorgan Mid Cap Value Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Initial Class	ING PIMCO Total Return Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$ 67	$ 22	$ 108	$ 585	$ 112
Expenses:
Mortality and expense risk
charges	2	2	1	17	2
Total expenses	2	2	1	17	2
Net investment income (loss)	65	20	107	568	110

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	375	481	1,235	(8)
Capital gains distributions	-	-	414	-	21
Total realized gain (loss) on investments
and capital gains distributions	6	375	895	1,235	13
Net unrealized appreciation
(depreciation) of investments	1,845	(49)	2,415	8,614	(183)
Net realized and unrealized gain (loss)
on investments	1,851	326	3,310	9,849	(170)
Net increase (decrease) in net assets
resulting from operations	$ 1,916	$ 346	$ 3,417	$ 10,417	$ (60)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Pioneer High Yield Portfolio - Initial Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	ING Templeton Foreign Equity Portfolio - Initial Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING Strategic Allocation Conservative Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$ 958	$ 148	$ 117	$ 18	$ -
Expenses:
Mortality and expense risk
charges	24	24	1	-	-
Total expenses	24	24	1	-	-
Net investment income (loss)	934	124	116	18	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	850	1,119	259	549	-
Capital gains distributions	-	576	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	850	1,695	259	549	-
Net unrealized appreciation
(depreciation) of investments	466	13,447	1,048	(172)	1
Net realized and unrealized gain (loss)
on investments	1,316	15,142	1,307	377	1
Net increase (decrease) in net assets
resulting from operations	$ 2,250	$ 15,266	$ 1,423	$ 395	$ 1

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Strategic Allocation Growth Portfolio - Class I	ING Strategic Allocation Moderate Portfolio - Class I	ING Growth and Income Portfolio - Class I	ING Index Plus LargeCap Portfolio - Class I	ING Index Plus MidCap Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$ 8	$ 4	$ 105	$ 41	$ 128
Expenses:
Mortality and expense risk
charges	-	-	2	1	1
Total expenses	-	-	2	1	1
Net investment income (loss)	8	4	103	40	127

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9)	(2)	354	301	622
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(9)	(2)	354	301	622
Net unrealized appreciation
(depreciation) of investments	99	26	1,318	355	2,644
Net realized and unrealized gain (loss)
on investments	90	24	1,672	656	3,266
Net increase (decrease) in net assets
resulting from operations	$ 98	$ 28	$ 1,775	$ 696	$ 3,393

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Index Plus SmallCap Portfolio - Class I	ING International Index Portfolio - Class S	ING Russell™ Large Cap Growth Index Portfolio - Class I	ING Russell™ Large Cap Index Portfolio - Class I	ING Russell™ Large Cap Value Index Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$ 75	$ 102	$ 1,384	$ 20	$ 425
Expenses:
Mortality and expense risk
charges	1	9	158	-	9
Total expenses	1	9	158	-	9
Net investment income (loss)	74	93	1,226	20	416

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	399	189	4,702	443	1,121
Capital gains distributions	-	-	-	-	178
Total realized gain (loss) on investments
and capital gains distributions	399	189	4,702	443	1,299
Net unrealized appreciation
(depreciation) of investments	2,390	606	20,477	(68)	5,404
Net realized and unrealized gain (loss)
on investments	2,789	795	25,179	375	6,703
Net increase (decrease) in net assets
resulting from operations	$ 2,863	$ 888	$ 26,405	$ 395	$ 7,119

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Russell™ Mid Cap Growth Index Portfolio - Class I	ING Russell™ Small Cap Index Portfolio - Class I	ING Small Company Portfolio - Class I	ING U.S. Bond Index Portfolio - Class I	ING International Value Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$ 17	$ 12	$ 38	$ 62	$ 147
Expenses:
Mortality and expense risk
charges	1	-	-	1	2
Total expenses	1	-	-	1	2
Net investment income (loss)	16	12	38	61	145

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	224	160	306	(62)	(653)
Capital gains distributions	-	30	598	40	-
Total realized gain (loss) on investments
and capital gains distributions	224	190	904	(22)	(653)
Net unrealized appreciation
(depreciation) of investments	313	147	1,455	(141)	1,594
Net realized and unrealized gain (loss)
on investments	537	337	2,359	(163)	941
Net increase (decrease) in net assets
resulting from operations	$ 553	$ 349	$ 2,397	$ (102)	$ 1,086

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING MidCap Opportunities Portfolio - Class I	ING SmallCap Opportunities Portfolio - Class I	Neuberger Berman AMT Socially Responsive Portfolio® - Class I
Net investment income (loss)
Investment Income:
Dividends	$ 3	$ -	$ 20
Expenses:
Mortality and expense risk
charges	2	7	-
Total expenses	2	7	-
Net investment income (loss)	1	(7)	20

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	910	909	452
Capital gains distributions	225	1,245	-
Total realized gain (loss) on investments
and capital gains distributions	1,135	2,154	452
Net unrealized appreciation
(depreciation) of investments	1,479	4,645	451
Net realized and unrealized gain (loss)
on investments	2,614	6,799	903
Net increase (decrease) in net assets
resulting from operations	$ 2,615	$ 6,792	$ 923

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	BlackRock Global Allocation V.I. Fund - Class III
Net assets at January 1, 2012	$ 41,846	$ 28,491	$ 25,206	$ 6,777

Increase (decrease) in net assets
Operations:
Net investment income (loss)	100	292	261	80
Total realized gain (loss) on investments
and capital gains distributions	(446)	(942)	(764)	111
Net unrealized appreciation (depreciation)
of investments	7,195	5,169	4,701	497
Net increase (decrease) in net assets resulting from	6,849	4,519	4,198	688
operations
Changes from principal transactions:
Premiums	3,601	2,460	1,888	736
Death Benefits	(78)	(47)	(67)	(19)
Surrenders and withdrawals	(2,975)	(2,432)	(1,812)	(424)
Policy Loans	(186)	(35)	(218)	(66)
Contract Charges	(2,240)	(1,570)	(1,375)	(331)
Transfers between Divisions
(including fixed account), net	(3,350)	(2,744)	(656)	1,636
Increase (decrease) in net assets derived from
principal transactions	(5,228)	(4,368)	(2,240)	1,532
Total increase (decrease) in net assets	1,621	151	1,958	2,220
Net assets at December 31, 2012	43,467	28,642	27,164	8,997

Increase (decrease) in net assets
Operations:
Net investment income (loss)	435	460	375	110
Total realized gain (loss) on investments
and capital gains distributions	332	(18)	(565)	578
Net unrealized appreciation (depreciation)
of investments	11,748	9,306	5,714	663
Net increase (decrease) in net assets resulting from	12,515	9,748	5,524	1,351
operations
Changes from principal transactions:
Premiums	2,989	2,175	1,645	641
Death Benefits	(84)	(69)	(49)	(22)
Surrenders and withdrawals	(2,672)	(2,027)	(2,183)	(271)
Policy Loans	(413)	(286)	(90)	(30)
Contract Charges	(2,363)	(1,691)	(1,430)	(423)
Cost of insurance and administrative charges	1	1	-	-
Transfers between Divisions
(including fixed account), net	(1,566)	1,886	(512)	1,037
Increase (decrease) in net assets derived from
principal transactions	(4,108)	(11)	(2,619)	932
Total increase (decrease) in net assets	8,407	9,737	2,905	2,283
Net assets at December 31, 2013	$ 51,874	$ 38,379	$ 30,069	$ 11,280

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Net assets at January 1, 2012	$ 61,061	$ 76,897	$ 1,677	$ 7,186

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,629	686	18	115
Total realized gain (loss) on investments
and capital gains distributions	3,146	1,053	39	236
Net unrealized appreciation (depreciation)
of investments	5,003	10,078	183	14
Net increase (decrease) in net assets resulting from	9,778	11,817	240	365
operations
Changes from principal transactions:
Premiums	4,405	5,228	-	-
Death Benefits	(344)	(305)	(18)	(44)
Surrenders and withdrawals	(5,120)	(6,820)	(198)	(541)
Policy Loans	(168)	(790)	(6)	(32)
Contract Charges	(4,326)	(4,791)	(109)	(460)
Transfers between Divisions
(including fixed account), net	(1,101)	(2,335)	(23)	(281)
Increase (decrease) in net assets derived from
principal transactions	(6,654)	(9,813)	(354)	(1,358)
Total increase (decrease) in net assets	3,124	2,004	(114)	(993)
Net assets at December 31, 2012	64,185	78,901	1,563	6,193

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,577	886	17	119
Total realized gain (loss) on investments
and capital gains distributions	4,486	1,437	59	66
Net unrealized appreciation (depreciation)
of investments	10,880	20,964	380	(294)
Net increase (decrease) in net assets resulting from	16,943	23,287	456	(109)
operations
Changes from principal transactions:
Premiums	4,009	4,625	-	-
Death Benefits	(378)	(282)	(14)	(50)
Surrenders and withdrawals	(4,593)	(5,896)	(79)	(396)
Policy Loans	(452)	(787)	(4)	(40)
Contract Charges	(4,387)	(4,852)	(94)	(390)
Cost of insurance and administrative charges	-	1	-	-
Transfers between Divisions
(including fixed account), net	(1,805)	(919)	(27)	(163)
Increase (decrease) in net assets derived from
principal transactions	(7,606)	(8,110)	(218)	(1,039)
Total increase (decrease) in net assets	9,337	15,177	238	(1,148)
Net assets at December 31, 2013	$ 73,522	$ 94,078	$ 1,801	$ 5,045

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Balanced Portfolio - Class I	ING Intermediate Bond Portfolio - Class I	ING BlackRock Health Sciences Opportunities Portfolio - Institutional Class	ING BlackRock Large Cap Growth Portfolio - Institutional Class
Net assets at January 1, 2012	$ 5,994	$ 12,384	$ 1,933	$ 1,122

Increase (decrease) in net assets
Operations:
Net investment income (loss)	149	554	25	7
Total realized gain (loss) on investments
and capital gains distributions	(162)	181	193	(3)
Net unrealized appreciation (depreciation)
of investments	752	415	187	156
Net increase (decrease) in net assets resulting from	739	1,150	405	160
operations
Changes from principal transactions:
Premiums	100	1,284	-	-
Death Benefits	(56)	(20)	-	-
Surrenders and withdrawals	(327)	(919)	-	-
Policy Loans	(50)	(285)	-	-
Contract Charges	(452)	(810)	-	-
Transfers between Divisions
(including fixed account), net	98	1,460	464	(136)
Increase (decrease) in net assets derived from
principal transactions	(687)	710	464	(136)
Total increase (decrease) in net assets	52	1,860	869	24
Net assets at December 31, 2012	6,046	14,244	2,802	1,146

Increase (decrease) in net assets
Operations:
Net investment income (loss)	112	420	12	14
Total realized gain (loss) on investments
and capital gains distributions	(64)	335	737	45
Net unrealized appreciation (depreciation)
of investments	867	(778)	947	370
Net increase (decrease) in net assets resulting from	915	(23)	1,696	429
operations
Changes from principal transactions:
Premiums	86	960	-	-
Death Benefits	(76)	(29)	-	-
Surrenders and withdrawals	(524)	(686)	-	-
Policy Loans	(44)	(140)	-	-
Contract Charges	(432)	(773)	-	-
Cost of insurance and administrative charges	-	-	-	-
Transfers between Divisions
(including fixed account), net	80	(1,279)	2,060	341
Increase (decrease) in net assets derived from
principal transactions	(910)	(1,947)	2,060	341
Total increase (decrease) in net assets	5	(1,970)	3,756	770
Net assets at December 31, 2013	$ 6,051	$ 12,274	$ 6,558	$ 1,916

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Clarion Global Real Estate Portfolio - Service Class	ING Clarion Real Estate Portfolio - Institutional Class	ING DFA Global Allocation Portfolio - Institutional Class	ING DFA World Equity Portfolio - Institutional Class
Net assets at January 1, 2012	$ 3,297	$ 1,926	$ 172	$ 447

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	15	2	9
Total realized gain (loss) on investments
and capital gains distributions	166	(94)	3	12
Net unrealized appreciation (depreciation)
of investments	719	362	13	60
Net increase (decrease) in net assets resulting from	887	283	18	81
operations
Changes from principal transactions:
Premiums	220	-	17	27
Death Benefits	(3)	(3)	-	(7)
Surrenders and withdrawals	(242)	(126)	(7)	(10)
Policy Loans	(20)	(16)	(29)	(5)
Contract Charges	(213)	(113)	(8)	(22)
Transfers between Divisions
(including fixed account), net	927	(33)	(6)	47
Increase (decrease) in net assets derived from
principal transactions	669	(291)	(33)	30
Total increase (decrease) in net assets	1,556	(8)	(15)	111
Net assets at December 31, 2012	4,853	1,918	157	558

Increase (decrease) in net assets
Operations:
Net investment income (loss)	286	29	-	14
Total realized gain (loss) on investments
and capital gains distributions	409	(53)	24	25
Net unrealized appreciation (depreciation)
of investments	(527)	75	(7)	102
Net increase (decrease) in net assets resulting from	168	51	17	141
operations
Changes from principal transactions:
Premiums	217	-	17	18
Death Benefits	(41)	-	-	-
Surrenders and withdrawals	(265)	(51)	(3)	(4)
Policy Loans	(54)	(17)	-	(20)
Contract Charges	(243)	(102)	(9)	(28)
Cost of insurance and administrative charges	-	-	-	-
Transfers between Divisions
(including fixed account), net	289	(98)	(179)	112
Increase (decrease) in net assets derived from
principal transactions	(97)	(268)	(174)	78
Total increase (decrease) in net assets	71	(217)	(157)	219
Net assets at December 31, 2013	$ 4,924	$ 1,701	$ -	$ 777

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	ING Franklin Templeton Founding Strategy Portfolio - Institutional Class	ING Global Resources Portfolio - Institutional Class	ING Invesco Growth and Income Portfolio - Service Class
Net assets at January 1, 2012	$ 5,213	$ 832	$ 13,982	$ 8,465

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	26	75	119
Total realized gain (loss) on investments
and capital gains distributions	81	(22)	(264)	(249)
Net unrealized appreciation (depreciation)
of investments	625	116	(165)	1,288
Net increase (decrease) in net assets resulting from	725	120	(354)	1,158
operations
Changes from principal transactions:
Premiums	419	52	1,022	763
Death Benefits	(49)	-	(43)	(61)
Surrenders and withdrawals	(264)	(35)	(867)	(485)
Policy Loans	(55)	2	(42)	(31)
Contract Charges	(269)	(46)	(692)	(601)
Transfers between Divisions
(including fixed account), net	(154)	(75)	(1,388)	(189)
Increase (decrease) in net assets derived from
principal transactions	(372)	(102)	(2,010)	(604)
Total increase (decrease) in net assets	353	18	(2,364)	554
Net assets at December 31, 2012	5,566	850	11,618	9,019

Increase (decrease) in net assets
Operations:
Net investment income (loss)	40	28	141	126
Total realized gain (loss) on investments
and capital gains distributions	611	36	831	45
Net unrealized appreciation (depreciation)
of investments	1,194	154	533	2,763
Net increase (decrease) in net assets resulting from	1,845	218	1,505	2,934
operations
Changes from principal transactions:
Premiums	332	48	910	650
Death Benefits	(6)	-	(8)	(67)
Surrenders and withdrawals	(296)	(68)	(711)	(784)
Policy Loans	(7)	(63)	(66)	(50)
Contract Charges	(285)	(58)	(651)	(631)
Cost of insurance and administrative charges	-	-	-	-
Transfers between Divisions
(including fixed account), net	(802)	244	(715)	(77)
Increase (decrease) in net assets derived from
principal transactions	(1,064)	103	(1,241)	(959)
Total increase (decrease) in net assets	781	321	264	1,975
Net assets at December 31, 2013	$ 6,347	$ 1,171	$ 11,882	$ 10,994

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	ING Large Cap Growth Portfolio - Institutional Class	ING Large Cap Value Portfolio - Institutional Class
Net assets at January 1, 2012	$ 8,057	$ 23,308	$ 82,680	$ 89

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(43)	(13)	95	1
Total realized gain (loss) on investments
and capital gains distributions	496	393	3,421	1
Net unrealized appreciation (depreciation)
of investments	987	3,775	10,717	9
Net increase (decrease) in net assets resulting from	1,440	4,155	14,233	11
operations
Changes from principal transactions:
Premiums	721	1,663	5,587	-
Death Benefits	(14)	(56)	(313)	-
Surrenders and withdrawals	(744)	(1,639)	(7,547)	(4)
Policy Loans	(42)	(159)	(822)	(3)
Contract Charges	(466)	(1,387)	(5,602)	(5)
Transfers between Divisions
(including fixed account), net	(513)	(437)	(216)	(1)
Increase (decrease) in net assets derived from
principal transactions	(1,058)	(2,015)	(8,913)	(13)
Total increase (decrease) in net assets	382	2,140	5,320	(2)
Net assets at December 31, 2012	8,439	25,448	88,000	87

Increase (decrease) in net assets
Operations:
Net investment income (loss)	85	262	486	17
Total realized gain (loss) on investments
and capital gains distributions	145	1,976	4,418	43
Net unrealized appreciation (depreciation)
of investments	(717)	7,427	20,855	429
Net increase (decrease) in net assets resulting from	(487)	9,665	25,759	489
operations
Changes from principal transactions:
Premiums	599	1,538	5,083	88
Death Benefits	(9)	(86)	(459)	(1)
Surrenders and withdrawals	(415)	(2,003)	(6,147)	(80)
Policy Loans	(119)	(267)	(739)	(18)
Contract Charges	(423)	(1,531)	(5,683)	(78)
Cost of insurance and administrative charges	-	-	1	-
Transfers between Divisions
(including fixed account), net	(181)	76	(1,258)	4,589
Increase (decrease) in net assets derived from
principal transactions	(548)	(2,273)	(9,202)	4,500
Total increase (decrease) in net assets	(1,035)	7,392	16,557	4,989
Net assets at December 31, 2013	$ 7,404	$ 32,840	$ 104,557	$ 5,076

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Limited Maturity Bond Portfolio - Service Class	ING Liquid Assets Portfolio - Class I	ING Marsico Growth Portfolio - Institutional Class	ING MFS Total Return Portfolio - Institutional Class
Net assets at January 1, 2012	$ 27,449	$ 42,945	$ 2,987	$ 7,080

Increase (decrease) in net assets
Operations:
Net investment income (loss)	57	(168)	8	152
Total realized gain (loss) on investments
and capital gains distributions	(393)	3	385	59
Net unrealized appreciation (depreciation)
of investments	580	-	(5)	541
Net increase (decrease) in net assets resulting from	244	(165)	388	752
operations
Changes from principal transactions:
Premiums	2,114	4,366	364	645
Death Benefits	(75)	(266)	(1)	(17)
Surrenders and withdrawals	(1,549)	(7,317)	(287)	(444)
Policy Loans	(271)	(7)	(16)	(4)
Contract Charges	(1,402)	(3,740)	(186)	(406)
Transfers between Divisions
(including fixed account), net	(821)	3,581	89	28
Increase (decrease) in net assets derived from
principal transactions	(2,004)	(3,383)	(37)	(198)
Total increase (decrease) in net assets	(1,760)	(3,548)	351	554
Net assets at December 31, 2012	25,689	39,397	3,338	7,634

Increase (decrease) in net assets
Operations:
Net investment income (loss)	221	(30)	36	191
Total realized gain (loss) on investments
and capital gains distributions	(123)	6	375	433
Net unrealized appreciation (depreciation)
of investments	72	-	659	778
Net increase (decrease) in net assets resulting from	170	(24)	1,070	1,402
operations
Changes from principal transactions:
Premiums	1,769	3,992	252	578
Death Benefits	(46)	(93)	(5)	(11)
Surrenders and withdrawals	(2,108)	(7,122)	(224)	(421)
Policy Loans	(110)	(135)	(25)	(42)
Contract Charges	(1,331)	(3,134)	(176)	(474)
Cost of insurance and administrative charges	-	-	-	-
Transfers between Divisions
(including fixed account), net	(1,192)	1,754	(338)	(446)
Increase (decrease) in net assets derived from
principal transactions	(3,018)	(4,738)	(516)	(816)
Total increase (decrease) in net assets	(2,848)	(4,762)	554	586
Net assets at December 31, 2013	$ 22,841	$ 34,635	$ 3,892	$ 8,220

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING MFS Utilities Portfolio - Institutional Class	ING MFS Utilities Portfolio - Service Class	ING Multi-Manager Large Cap Core Portfolio - Institutional Class	ING PIMCO Total Return Bond Portfolio - Institutional Class
Net assets at January 1, 2012	$ 2,955	$ 2,666	$ 288	$ 28,100

Increase (decrease) in net assets
Operations:
Net investment income (loss)	91	88	4	832
Total realized gain (loss) on investments
and capital gains distributions	118	321	11	7
Net unrealized appreciation (depreciation)
of investments	209	(4)	11	1,413
Net increase (decrease) in net assets resulting from	418	405	26	2,252
operations
Changes from principal transactions:
Premiums	163	262	-	1,908
Death Benefits	(9)	(1)	-	(56)
Surrenders and withdrawals	(389)	(107)	-	(2,512)
Policy Loans	(34)	(44)	-	(231)
Contract Charges	(226)	(180)	-	(1,465)
Transfers between Divisions
(including fixed account), net	197	396	(66)	1,979
Increase (decrease) in net assets derived from
principal transactions	(298)	326	(66)	(377)
Total increase (decrease) in net assets	120	731	(40)	1,875
Net assets at December 31, 2012	3,075	3,397	248	29,975

Increase (decrease) in net assets
Operations:
Net investment income (loss)	59	70	3	936
Total realized gain (loss) on investments
and capital gains distributions	421	308	17	(266)
Net unrealized appreciation (depreciation)
of investments	84	252	69	(1,103)
Net increase (decrease) in net assets resulting from	564	630	89	(433)
operations
Changes from principal transactions:
Premiums	168	265	-	1,408
Death Benefits	(20)	(2)	-	(18)
Surrenders and withdrawals	(207)	(120)	-	(1,601)
Policy Loans	(25)	(9)	-	-
Contract Charges	(192)	(185)	-	(1,493)
Cost of insurance and administrative charges	-	-	-	-
Transfers between Divisions
(including fixed account), net	(520)	(402)	55	(5,157)
Increase (decrease) in net assets derived from
principal transactions	(796)	(453)	55	(6,861)
Total increase (decrease) in net assets	(232)	177	144	(7,294)
Net assets at December 31, 2013	$ 2,843	$ 3,574	$ 392	$ 22,681

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Pioneer Mid Cap Value Portfolio - Institutional Class	ING Retirement Growth Portfolio - Institutional Class	ING Retirement Moderate Growth Portfolio - Institutional Class	ING Retirement Moderate Portfolio - Institutional Class
Net assets at January 1, 2012	$ 4,616	$ 14,878	$ 6,057	$ 9,521

Increase (decrease) in net assets
Operations:
Net investment income (loss)	31	328	179	308
Total realized gain (loss) on investments
and capital gains distributions	(127)	405	348	210
Net unrealized appreciation (depreciation)
of investments	578	1,068	178	451
Net increase (decrease) in net assets resulting from	482	1,801	705	969
operations
Changes from principal transactions:
Premiums	370	1,732	502	664
Death Benefits	(11)	-	(8)	(24)
Surrenders and withdrawals	(269)	(1,281)	(644)	(439)
Policy Loans	(41)	(75)	(63)	(27)
Contract Charges	(283)	(1,040)	(447)	(650)
Transfers between Divisions
(including fixed account), net	(134)	(935)	9	708
Increase (decrease) in net assets derived from
principal transactions	(368)	(1,599)	(651)	232
Total increase (decrease) in net assets	114	202	54	1,201
Net assets at December 31, 2012	4,730	15,080	6,111	10,722

Increase (decrease) in net assets
Operations:
Net investment income (loss)	49	358	156	320
Total realized gain (loss) on investments
and capital gains distributions	975	484	243	333
Net unrealized appreciation (depreciation)
of investments	(131)	1,995	538	393
Net increase (decrease) in net assets resulting from	893	2,837	937	1,046
operations
Changes from principal transactions:
Premiums	230	1,567	370	540
Death Benefits	-	(20)	-	-
Surrenders and withdrawals	(258)	(1,292)	(492)	(858)
Policy Loans	(65)	(52)	(76)	(98)
Contract Charges	(192)	(1,084)	(400)	(716)
Cost of insurance and administrative charges	-	2	-	-
Transfers between Divisions
(including fixed account), net	(5,338)	51	475	8
Increase (decrease) in net assets derived from
principal transactions	(5,623)	(828)	(123)	(1,124)
Total increase (decrease) in net assets	(4,730)	2,009	814	(78)
Net assets at December 31, 2013	$ -	$ 17,089	$ 6,925	$ 10,644

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	ING T. Rowe Price Equity Income Portfolio - Institutional Class	ING T. Rowe Price International Stock Portfolio - Institutional Class	ING U.S. Stock Index Portfolio - Institutional Class
Net assets at January 1, 2012	$ 50,411	$ 13,088	$ 14,964	$ 55,160

Increase (decrease) in net assets
Operations:
Net investment income (loss)	700	238	18	802
Total realized gain (loss) on investments
and capital gains distributions	1,276	(445)	(932)	2,343
Net unrealized appreciation (depreciation)
of investments	5,084	2,362	3,548	5,027
Net increase (decrease) in net assets resulting from	7,060	2,155	2,634	8,172
operations
Changes from principal transactions:
Premiums	3,062	825	1,129	4,517
Death Benefits	(48)	(34)	(77)	(468)
Surrenders and withdrawals	(3,652)	(879)	(1,373)	(5,103)
Policy Loans	(287)	(152)	(139)	(484)
Contract Charges	(2,891)	(830)	(889)	(3,857)
Transfers between Divisions
(including fixed account), net	1,181	(108)	(403)	(1,428)
Increase (decrease) in net assets derived from
principal transactions	(2,635)	(1,178)	(1,752)	(6,823)
Total increase (decrease) in net assets	4,425	977	882	1,349
Net assets at December 31, 2012	54,836	14,065	15,846	56,509

Increase (decrease) in net assets
Operations:
Net investment income (loss)	808	284	205	1,181
Total realized gain (loss) on investments
and capital gains distributions	3,960	370	(584)	3,005
Net unrealized appreciation (depreciation)
of investments	7,378	3,377	2,558	12,794
Net increase (decrease) in net assets resulting from	12,146	4,031	2,179	16,980
operations
Changes from principal transactions:
Premiums	2,768	701	1,065	4,071
Death Benefits	(59)	(32)	(79)	(224)
Surrenders and withdrawals	(4,231)	(725)	(1,112)	(6,178)
Policy Loans	(594)	(139)	(100)	(163)
Contract Charges	(3,147)	(872)	(893)	(3,915)
Cost of insurance and administrative charges	-	-	-	1
Transfers between Divisions
(including fixed account), net	3,271	(504)	(192)	(807)
Increase (decrease) in net assets derived from
principal transactions	(1,992)	(1,571)	(1,311)	(7,215)
Total increase (decrease) in net assets	10,154	2,460	868	9,765
Net assets at December 31, 2013	$ 64,990	$ 16,525	$ 16,714	$ 66,274

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Global Perspectives Fund - Class I	ING American Century Small-Mid Cap Value Portfolio - Initial Class	ING Baron Growth Portfolio - Initial Class	ING Columbia Small Cap Value II Portfolio - Initial Class
Net assets at January 1, 2012	$ -	$ 120	$ 5,602	$ 4,512

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	(32)	1
Total realized gain (loss) on investments
and capital gains distributions	-	8	200	1
Net unrealized appreciation (depreciation)
of investments	-	8	945	617
Net increase (decrease) in net assets resulting from	-	17	1,113	619
operations
Changes from principal transactions:
Premiums	-	-	491	366
Death Benefits	-	-	(2)	(21)
Surrenders and withdrawals	-	(16)	(289)	(203)
Policy Loans	-	(1)	(109)	(26)
Contract Charges	-	(8)	(334)	(232)
Transfers between Divisions
(including fixed account), net	-	(2)	221	(171)
Increase (decrease) in net assets derived from
principal transactions	-	(27)	(22)	(287)
Total increase (decrease) in net assets	-	(10)	1,091	332
Net assets at December 31, 2012	-	110	6,693	4,844

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	116	58
Total realized gain (loss) on investments
and capital gains distributions	-	12	863	344
Net unrealized appreciation (depreciation)
of investments	-	17	1,750	1,544
Net increase (decrease) in net assets resulting from	-	30	2,729	1,946
operations
Changes from principal transactions:
Premiums	1	-	436	337
Death Benefits	-	-	(38)	(44)
Surrenders and withdrawals	-	(7)	(376)	(496)
Policy Loans	-	(2)	(65)	(62)
Contract Charges	-	(5)	(414)	(267)
Cost of insurance and administrative charges	-	-	-	-
Transfers between Divisions
(including fixed account), net	2	(19)	1,340	671
Increase (decrease) in net assets derived from
principal transactions	3	(33)	883	139
Total increase (decrease) in net assets	3	(3)	3,612	2,085
Net assets at December 31, 2013	$ 3	$ 107	$ 10,305	$ 6,929

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Global Bond Portfolio - Service Class	ING Invesco Comstock Portfolio - Initial Class	ING Invesco Equity and Income Portfolio - Initial Class	ING JPMorgan Mid Cap Value Portfolio - Initial Class
Net assets at January 1, 2012	$ 14,331	$ 5,066	$ 1,556	$ 9,660

Increase (decrease) in net assets
Operations:
Net investment income (loss)	695	50	28	38
Total realized gain (loss) on investments
and capital gains distributions	531	(222)	65	(147)
Net unrealized appreciation (depreciation)
of investments	(281)	1,039	88	1,962
Net increase (decrease) in net assets resulting from	945	867	181	1,853
operations
Changes from principal transactions:
Premiums	955	432	221	806
Death Benefits	(47)	(6)	(1)	(15)
Surrenders and withdrawals	(640)	(240)	(92)	(1,316)
Policy Loans	(16)	(48)	(25)	(74)
Contract Charges	(675)	(286)	(95)	(563)
Transfers between Divisions
(including fixed account), net	(755)	(383)	(174)	320
Increase (decrease) in net assets derived from
principal transactions	(1,178)	(531)	(166)	(842)
Total increase (decrease) in net assets	(233)	336	15	1,011
Net assets at December 31, 2012	14,098	5,402	1,571	10,671

Increase (decrease) in net assets
Operations:
Net investment income (loss)	227	65	20	107
Total realized gain (loss) on investments
and capital gains distributions	464	6	375	895
Net unrealized appreciation (depreciation)
of investments	(1,276)	1,845	(49)	2,415
Net increase (decrease) in net assets resulting from	(585)	1,916	346	3,417
operations
Changes from principal transactions:
Premiums	772	389	116	752
Death Benefits	(63)	(3)	(47)	(12)
Surrenders and withdrawals	(714)	(270)	(77)	(859)
Policy Loans	(19)	(65)	(1)	(116)
Contract Charges	(658)	(318)	(100)	(649)
Cost of insurance and administrative charges	-	-	-	-
Transfers between Divisions
(including fixed account), net	(927)	425	(180)	1,271
Increase (decrease) in net assets derived from
principal transactions	(1,609)	158	(289)	387
Total increase (decrease) in net assets	(2,194)	2,074	57	3,804
Net assets at December 31, 2013	$ 11,904	$ 7,476	$ 1,628	$ 14,475

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Oppenheimer Global Portfolio - Initial Class	ING PIMCO Total Return Portfolio - Initial Class	ING Pioneer High Yield Portfolio - Initial Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Net assets at January 1, 2012	$ 36,258	$ 3,842	$ 15,900	$ 44,169

Increase (decrease) in net assets
Operations:
Net investment income (loss)	320	99	940	30
Total realized gain (loss) on investments
and capital gains distributions	566	1	509	4,184
Net unrealized appreciation (depreciation)
of investments	6,370	177	1,011	2,445
Net increase (decrease) in net assets resulting from	7,256	277	2,460	6,659
operations
Changes from principal transactions:
Premiums	3,015	-	381	3,194
Death Benefits	(138)	(1)	(117)	(179)
Surrenders and withdrawals	(3,453)	(120)	(1,155)	(3,834)
Policy Loans	(227)	(40)	(115)	(427)
Contract Charges	(2,217)	(196)	(1,070)	(2,732)
Transfers between Divisions
(including fixed account), net	(740)	(121)	2,400	(1,066)
Increase (decrease) in net assets derived from
principal transactions	(3,760)	(478)	324	(5,044)
Total increase (decrease) in net assets	3,496	(201)	2,784	1,615
Net assets at December 31, 2012	39,754	3,641	18,684	45,784

Increase (decrease) in net assets
Operations:
Net investment income (loss)	568	110	934	124
Total realized gain (loss) on investments
and capital gains distributions	1,235	13	850	1,695
Net unrealized appreciation (depreciation)
of investments	8,614	(183)	466	13,447
Net increase (decrease) in net assets resulting from	10,417	(60)	2,250	15,266
operations
Changes from principal transactions:
Premiums	2,773	-	429	2,905
Death Benefits	(78)	-	(97)	(181)
Surrenders and withdrawals	(2,714)	(250)	(968)	(3,669)
Policy Loans	(219)	(36)	(134)	(743)
Contract Charges	(2,417)	(163)	(1,145)	(2,805)
Cost of insurance and administrative charges	1	-	-	2
Transfers between Divisions
(including fixed account), net	(157)	(292)	1,189	181
Increase (decrease) in net assets derived from
principal transactions	(2,811)	(741)	(726)	(4,310)
Total increase (decrease) in net assets	7,606	(801)	1,524	10,956
Net assets at December 31, 2013	$ 47,360	$ 2,840	$ 20,208	$ 56,740

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Templeton Foreign Equity Portfolio - Initial Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING Strategic Allocation Conservative Portfolio - Class I	ING Strategic Allocation Growth Portfolio - Class I
Net assets at January 1, 2012	$ -	$ 3,752	$ 16	$ 420

Increase (decrease) in net assets
Operations:
Net investment income (loss)	83	20	-	4
Total realized gain (loss) on investments
and capital gains distributions	41	16	(1)	(16)
Net unrealized appreciation (depreciation)
of investments	1,041	439	3	71
Net increase (decrease) in net assets resulting from	1,165	475	2	59
operations
Changes from principal transactions:
Premiums	324	310	-	-
Death Benefits	-	(18)	-	(1)
Surrenders and withdrawals	(195)	(308)	(7)	(12)
Policy Loans	(31)	(22)	-	-
Contract Charges	(186)	(244)	(1)	(15)
Transfers between Divisions
(including fixed account), net	6,060	(119)	-	-
Increase (decrease) in net assets derived from
principal transactions	5,972	(401)	(8)	(28)
Total increase (decrease) in net assets	7,137	74	(6)	31
Net assets at December 31, 2012	7,137	3,826	10	451

Increase (decrease) in net assets
Operations:
Net investment income (loss)	116	18	-	8
Total realized gain (loss) on investments
and capital gains distributions	259	549	-	(9)
Net unrealized appreciation (depreciation)
of investments	1,048	(172)	1	99
Net increase (decrease) in net assets resulting from	1,423	395	1	98
operations
Changes from principal transactions:
Premiums	641	78	-	-
Death Benefits	(2)	(3)	-	-
Surrenders and withdrawals	(385)	(48)	-	(1)
Policy Loans	(95)	(2)	-	-
Contract Charges	(466)	(57)	(1)	(18)
Cost of insurance and administrative charges	-	-	-	-
Transfers between Divisions
(including fixed account), net	508	(4,189)	(2)	(8)
Increase (decrease) in net assets derived from
principal transactions	201	(4,221)	(3)	(27)
Total increase (decrease) in net assets	1,624	(3,826)	(2)	71
Net assets at December 31, 2013	$ 8,761	$ -	$ 8	$ 522

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Strategic Allocation Moderate Portfolio - Class I	ING Growth and Income Portfolio - Class I	ING Index Plus LargeCap Portfolio - Class I	ING Index Plus MidCap Portfolio - Class I
Net assets at January 1, 2012	$ 181	$ 2,667	$ 2,387	$ 10,047

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	46	21	41
Total realized gain (loss) on investments
and capital gains distributions	(5)	91	286	432
Net unrealized appreciation (depreciation)
of investments	25	264	7	1,171
Net increase (decrease) in net assets resulting from	23	401	314	1,644
operations
Changes from principal transactions:
Premiums	-	169	168	603
Death Benefits	-	(8)	(2)	(26)
Surrenders and withdrawals	(7)	(167)	(299)	(867)
Policy Loans	-	(10)	(11)	(42)
Contract Charges	(11)	(178)	(137)	(527)
Transfers between Divisions
(including fixed account), net	-	382	(52)	(440)
Increase (decrease) in net assets derived from
principal transactions	(18)	188	(333)	(1,299)
Total increase (decrease) in net assets	5	589	(19)	345
Net assets at December 31, 2012	186	3,256	2,368	10,392

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	103	40	127
Total realized gain (loss) on investments
and capital gains distributions	(2)	354	301	622
Net unrealized appreciation (depreciation)
of investments	26	1,318	355	2,644
Net increase (decrease) in net assets resulting from	28	1,775	696	3,393
operations
Changes from principal transactions:
Premiums	-	376	146	565
Death Benefits	-	(24)	(4)	(14)
Surrenders and withdrawals	(3)	(430)	(95)	(1,106)
Policy Loans	-	(1)	(48)	(91)
Contract Charges	(11)	(386)	(145)	(565)
Cost of insurance and administrative charges	-	-	-	-
Transfers between Divisions
(including fixed account), net	(15)	4,061	(325)	86
Increase (decrease) in net assets derived from
principal transactions	(29)	3,596	(471)	(1,125)
Total increase (decrease) in net assets	(1)	5,371	225	2,268
Net assets at December 31, 2013	$ 185	$ 8,627	$ 2,593	$ 12,660

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Index Plus SmallCap Portfolio - Class I	ING International Index Portfolio - Class S	ING Russell™ Large Cap Growth Index Portfolio - Class I	ING Russell™ Large Cap Index Portfolio - Class I
Net assets at January 1, 2012	$ 7,411	$ 4,392	$ 85,352	$ 1,235

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	90	609	21
Total realized gain (loss) on investments
and capital gains distributions	123	28	3,602	87
Net unrealized appreciation (depreciation)
of investments	701	614	7,531	61
Net increase (decrease) in net assets resulting from	828	732	11,742	169
operations
Changes from principal transactions:
Premiums	401	115	6,774	79
Death Benefits	(8)	(55)	(597)	(32)
Surrenders and withdrawals	(800)	(445)	(7,402)	(81)
Policy Loans	(20)	(14)	(508)	1
Contract Charges	(362)	(259)	(6,455)	(80)
Transfers between Divisions
(including fixed account), net	(398)	26	(961)	(104)
Increase (decrease) in net assets derived from
principal transactions	(1,187)	(632)	(9,149)	(217)
Total increase (decrease) in net assets	(359)	100	2,593	(48)
Net assets at December 31, 2012	7,052	4,492	87,945	1,187

Increase (decrease) in net assets
Operations:
Net investment income (loss)	74	93	1,226	20
Total realized gain (loss) on investments
and capital gains distributions	399	189	4,702	443
Net unrealized appreciation (depreciation)
of investments	2,390	606	20,477	(68)
Net increase (decrease) in net assets resulting from	2,863	888	26,405	395
operations
Changes from principal transactions:
Premiums	396	110	6,094	75
Death Benefits	(46)	(7)	(510)	-
Surrenders and withdrawals	(683)	(281)	(6,584)	(137)
Policy Loans	(114)	(15)	(480)	(8)
Contract Charges	(398)	(260)	(6,330)	(91)
Cost of insurance and administrative charges	-	-	2	-
Transfers between Divisions
(including fixed account), net	632	179	(1,393)	79
Increase (decrease) in net assets derived from
principal transactions	(213)	(274)	(9,201)	(82)
Total increase (decrease) in net assets	2,650	614	17,204	313
Net assets at December 31, 2013	$ 9,702	$ 5,106	$ 105,149	$ 1,500

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Russell™ Large Cap Value Index Portfolio - Class I	ING Russell™ Mid Cap Growth Index Portfolio - Class I	ING Russell™ Small Cap Index Portfolio - Class I	ING Small Company Portfolio - Class I
Net assets at January 1, 2012	$ 22,364	$ 1,255	$ 451	$ 6,284

Increase (decrease) in net assets
Operations:
Net investment income (loss)	341	2	2	(2)
Total realized gain (loss) on investments
and capital gains distributions	607	46	29	439
Net unrealized appreciation (depreciation)
of investments	2,406	145	39	414
Net increase (decrease) in net assets resulting from	3,354	193	70	851
operations
Changes from principal transactions:
Premiums	1,867	123	32	540
Death Benefits	(123)	(1)	(9)	(8)
Surrenders and withdrawals	(2,020)	(65)	(17)	(455)
Policy Loans	(114)	(10)	3	(41)
Contract Charges	(1,733)	(76)	(26)	(418)
Transfers between Divisions
(including fixed account), net	(19)	(62)	170	(309)
Increase (decrease) in net assets derived from
principal transactions	(2,142)	(91)	153	(691)
Total increase (decrease) in net assets	1,212	102	223	160
Net assets at December 31, 2012	23,576	1,357	674	6,444

Increase (decrease) in net assets
Operations:
Net investment income (loss)	416	16	12	38
Total realized gain (loss) on investments
and capital gains distributions	1,299	224	190	904
Net unrealized appreciation (depreciation)
of investments	5,404	313	147	1,455
Net increase (decrease) in net assets resulting from	7,119	553	349	2,397
operations
Changes from principal transactions:
Premiums	1,647	157	88	517
Death Benefits	(138)	-	-	(43)
Surrenders and withdrawals	(1,587)	(147)	(58)	(420)
Policy Loans	(164)	(15)	5	(30)
Contract Charges	(1,800)	(93)	(52)	(432)
Cost of insurance and administrative charges	-	-	-	-
Transfers between Divisions
(including fixed account), net	(665)	246	948	19
Increase (decrease) in net assets derived from
principal transactions	(2,707)	148	931	(389)
Total increase (decrease) in net assets	4,412	701	1,280	2,008
Net assets at December 31, 2013	$ 27,988	$ 2,058	$ 1,954	$ 8,452

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING U.S. Bond Index Portfolio - Class I	ING International Value Portfolio - Class I	ING MidCap Opportunities Portfolio - Class I	ING SmallCap Opportunities Portfolio - Class I
Net assets at January 1, 2012	$ 4,095	$ 5,937	$ 9,195	$ 17,334

Increase (decrease) in net assets
Operations:
Net investment income (loss)	67	126	11	(78)
Total realized gain (loss) on investments
and capital gains distributions	151	(1,037)	1,036	2,643
Net unrealized appreciation (depreciation)
of investments	(90)	1,914	169	(91)
Net increase (decrease) in net assets resulting from	128	1,003	1,216	2,474
operations
Changes from principal transactions:
Premiums	301	-	-	1,200
Death Benefits	(86)	(16)	(30)	(41)
Surrenders and withdrawals	(125)	(468)	(696)	(1,185)
Policy Loans	(124)	(53)	(111)	(113)
Contract Charges	(208)	(299)	(466)	(1,005)
Transfers between Divisions
(including fixed account), net	(293)	(279)	(266)	(509)
Increase (decrease) in net assets derived from
principal transactions	(535)	(1,115)	(1,569)	(1,653)
Total increase (decrease) in net assets	(407)	(112)	(353)	821
Net assets at December 31, 2012	3,688	5,825	8,842	18,155

Increase (decrease) in net assets
Operations:
Net investment income (loss)	61	145	1	(7)
Total realized gain (loss) on investments
and capital gains distributions	(22)	(653)	1,135	2,154
Net unrealized appreciation (depreciation)
of investments	(141)	1,594	1,479	4,645
Net increase (decrease) in net assets resulting from	(102)	1,086	2,615	6,792
operations
Changes from principal transactions:
Premiums	149	-	-	1,055
Death Benefits	-	(23)	(5)	(53)
Surrenders and withdrawals	(278)	(422)	(659)	(1,034)
Policy Loans	(35)	(59)	(121)	(159)
Contract Charges	(213)	(271)	(439)	(1,068)
Cost of insurance and administrative charges	-	-	-	1
Transfers between Divisions
(including fixed account), net	(432)	(366)	(296)	(300)
Increase (decrease) in net assets derived from
principal transactions	(809)	(1,141)	(1,520)	(1,558)
Total increase (decrease) in net assets	(911)	(55)	1,095	5,234
Net assets at December 31, 2013	$ 2,777	$ 5,770	$ 9,937	$ 23,389

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

Neuberger Berman AMT Socially Responsive Portfolio® - Class I
Net assets at January 1, 2012	$ 2,890

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)
Total realized gain (loss) on investments
and capital gains distributions	67
Net unrealized appreciation (depreciation)
of investments	205
Net increase (decrease) in net assets resulting from	263
operations
Changes from principal transactions:
Premiums	250
Death Benefits	(5)
Surrenders and withdrawals	(210)
Policy Loans	(2)
Contract Charges	(136)
Transfers between Divisions
(including fixed account), net	(445)
Increase (decrease) in net assets derived from
principal transactions	(548)
Total increase (decrease) in net assets	(285)
Net assets at December 31, 2012	2,605

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20
Total realized gain (loss) on investments
and capital gains distributions	452
Net unrealized appreciation (depreciation)
of investments	451
Net increase (decrease) in net assets resulting from	923
operations
Changes from principal transactions:
Premiums	191
Death Benefits	(4)
Surrenders and withdrawals	(183)
Policy Loans	(47)
Contract Charges	(147)
Cost of insurance and administrative charges	-
Transfers between Divisions
(including fixed account), net	(347)
Increase (decrease) in net assets derived from
principal transactions	(537)
Total increase (decrease) in net assets	386
Net assets at December 31, 2013	$ 2,991

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

1.                  Organization

ReliaStar Life Insurance Company Select*Life Variable Account (the “Account”) was established by ReliaStar Life Insurance Company (“ReliaStar Life” or “the Company”) to support the operations of variable life policies (“Policies”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (name changed from ING U.S., Inc.) (“Voya Financial”), a holding company domiciled in the State of Delaware.

In 2009, ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya Financial, which together with its subsidiaries, including the Company, constitutes ING's U.S.-based retirement, investment management, and insurance operations. On May 2, 2013, the common stock of Voya Financial began trading on the New York Stock Exchange under the symbol “VOYA.” On May 7, 2013 and May 31, 2013, Voya Financial completed its initial public offering of common stock, including the issuance and sale by Voya Financial of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. (“ING International”), an indirect, wholly owned subsidiary of ING Groep N.V. (“ING”) and previously the sole stockholder of Voya Financial, of 44,201,773 shares of outstanding common stock of Voya Financial (collectively, “the IPO”). On September 30, 2013, ING International transferred all of its shares of Voya Financial common stock to ING.

On October 29, 2013, ING completed a sale of 37,950,000 shares of common stock of Voya Financial in a registered public offering (“Secondary Offering”), reducing ING's ownership of Voya Financial to 57%.

On March 25, 2014, ING completed a sale of 30,475,000 shares of common stock of Voya Financial in a registered public offering. On March 25, 2014, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 7,255,853 shares of its common stock from ING (the “Direct Share Buyback”) (the offering and the Direct Share Buyback collectively, the “Transactions”). Upon completion of the Transactions, ING’s ownership of Voya Financial was reduced to approximately 43%.

On April 11, 2013, plans to rebrand ING U.S., Inc. as Voya Financial were announced, and in January 2014, additional details regarding the operational and legal work associated with the rebranding were announced. On April 7, 2014, ING U.S., Inc. changed its legal name to Voya Financial, Inc.; and based on current expectations, in May 2014 its Investment Management and Employee Benefits businesses will begin using the Voya Financial brand. In September 2014, Voya Financial’s remaining businesses will begin using the Voya Financial brand and all remaining Voya Financial legal entities that currently have names incorporating the “ING” brand, will change their names to reflect the Voya brand. Voya Financial anticipates that the process of changing all marketing materials, operating materials and legal entity names containing the word “ING” or “Lion” to the new brand name will take approximately 24 months.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

The Account is registered as a unit investment trust with the SEC under the Investment Company Act of 1940, as amended. The Policies consist of the Select*Life I product and Select*Life Series 2000 product, which incorporates Select*Life II, Select*Life III, Variable Estate Design, Flexdesign® VUL, ING Protector Elite, ING Investor Elite and Variable Accumulation DesignSM products. ReliaStar Life provides for variable accumulation and benefits under the Policies by crediting premium payments to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the policyholders. The portion of the Account’s assets applicable to Policies will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

At December 31, 2013, the Account had 70 investment divisions (the “Divisions”), 9 of which invest in independently managed mutual funds and 61 of which invest in mutual funds managed by an affiliate, either Directed Services LLC (“DSL”) or ING Investments, LLC (“IIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (“the Trusts”).

Investment Divisions with asset balances at December 31, 2013 and related Trusts are as follows:

American Funds Insurance Series:

American Funds Insurance Series® Growth

Fund - Class 2

American Funds Insurance Series® Growth-Income Fund - Class 2

American Funds Insurance Series® International Fund - Class 2

BlackRock Variable Series Funds, Inc.:

BlackRock Global Allocation V.I. Fund - Class III

Fidelity® Variable Insurance Products:

Fidelity® VIP Equity-Income Portfolio - Initial Class

Fidelity® Variable Insurance Products II:

Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® VIP Index 500 Portfolio - Initial Class

Fidelity® Variable Insurance Products V:

Fidelity® VIP Investment Grade Bond

Portfolio - Initial Class

ING Balanced Portfolio, Inc.:

ING Balanced Portfolio - Class I

ING Intermediate Bond Portfolio:

ING Intermediate Bond Portfolio - Class I

ING Investors Trust:

ING BlackRock Health Sciences Opportunities Portfolio - Institutional Class

ING BlackRock Large Cap Growth

Portfolio - Institutional Class

ING Clarion Global Real Estate Portfolio - Service Class

ING Clarion Real Estate Portfolio - Institutional Class

ING DFA World Equity Portfolio - Institutional Class

ING FMRSM Diversified Mid Cap

Portfolio - Institutional Class

ING Franklin Templeton Founding Strategy Portfolio - Institutional Class

ING Global Resources Portfolio - Institutional Class

ING Invesco Growth and Income Portfolio - Service Class I

ING JPMorgan Emerging Markets Equity

Portfolio - Institutional Class

ING JPMorgan Small Cap Core Equity

Portfolio - Institutional Class

ING Large Cap Growth Portfolio - Institutional Class

ING Large Cap Value Portfolio - Institutional Class

ING Limited Maturity Bond Portfolio - Service Class

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

ING Investors Trust (continued):

ING Liquid Assets Portfolio - Class I

ING Marsico Growth Portfolio - Institutional Class

ING MFS Total Return Portfolio - Institutional Class

ING MFS Utilities Portfolio - Institutional Class

ING MFS Utilities Portfolio - Service Class

ING Multi-Manager Large Cap Core

Portfolio - Institutional Class

ING PIMCO Total Return Bond

Portfolio - Institutional Class

ING Retirement Growth Portfolio - Institutional Class

ING Retirement Moderate Growth

Portfolio - Institutional Class

ING Retirement Moderate Portfolio - Institutional Class

ING T. Rowe Price Capital Appreciation

Portfolio - Institutional Class

ING T. Rowe Price Equity Income

Portfolio - Institutional Class

ING T. Rowe Price International Stock

Portfolio - Institutional Class

ING U.S. Stock Index Portfolio - Institutional Class

ING Mutual Funds:

ING Global Perspectives Fund - Class I

ING Partners, Inc.:

ING American Century Small-Mid Cap Value Portfolio - Initial Class

ING Baron Growth Portfolio - Initial Class

ING Columbia Small Cap Value II Portfolio - Initial Class

ING Global Bond Portfolio - Service Class

ING Invesco Comstock Portfolio - Initial Class

ING Invesco Equity and Income Portfolio - Initial Class

ING JPMorgan Mid Cap Value Portfolio - Initial Class

ING Oppenheimer Global Portfolio - Initial Class

ING PIMCO Total Return Portfolio - Initial Class

ING Pioneer High Yield Portfolio - Initial Class

ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class

ING Templeton Foreign Equity Portfolio - Initial Class

ING Strategic Allocation Portfolios, Inc.:

ING Strategic Allocation Conservative

Portfolio - Class I

ING Strategic Allocation Growth Portfolio - Class I

ING Strategic Allocation Moderate Portfolio - Class I

ING Variable Funds:

ING Growth and Income Portfolio - Class

ING Variable Portfolios, Inc.:

ING Index Plus LargeCap Portfolio - Class I

ING Index Plus MidCap Portfolio - Class I

ING Index Plus SmallCap Portfolio - Class I

ING International Index Portfolio - Class S

ING Russell™ Large Cap Growth Index

Portfolio - Class I

ING Russell™ Large Cap Index Portfolio - Class I

ING Russell™ Large Cap Value Index Portfolio -

Class I

ING Russell™ MidCap Growth Index Portfolio -

Class I

ING Russell™ Small Cap Index Portfolio - Class I

ING Small Company Portfolio - Class I

ING U.S. Bond Index Portfolio - Class I

ING Variable Products Trust:

ING International Value Portfolio - Class I

ING MidCap Opportunities Portfolio - Class I

ING SmallCap Opportunities Portfolio - Class I

Neuberger Berman Advisers Management Trust:

Neuberger Berman AMT Socially Responsive

Portfolio® - Class I

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

The name of certain Divisions was changed during 2013.  The following is a summary of current and former name for those Divisions:

Current Name	Former Name
ING Investors Trust:	ING Investor Trust:
ING Invesco Growth and Income Portfolio - Service	ING Invesco Van Kampen Growth and Income
Class	Portfolio - Service Class
ING Multi-Manager Large Cap Core	ING Pioneer Fund Portfolio - Institutional Class
Portfolio - Institutional Class
ING Partners, Inc.:	ING Partners, Inc.:
ING Invesco Comstock Portfolio - Initial Class	ING Invesco Van Kampen Comstock
Portfolio - Initial Class
ING Invesco Equity and Income Portfolio - Initial Class	ING Invesco Van Kampen Equity and Income
Portfolio - Initial Class

During 2013, the following Divisions were closed to policyholders:

ING Investors Trust:

ING DFA Global Allocation Portfolio - Institutional Class

ING Pioneer Mid Cap Value Portfolio - Institutional Class

ING Partners, Inc.:

ING USB U.S. Large Cap Equity Portfolio - Initial Class

2.                  Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”).  Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to policyholders.  Accordingly, earnings and realized capital gains of the Account attributable to the policyholders are excluded in the determination of the federal income tax liability of ReliaStar Life, and no charge is being made to the Account for federal income taxes for these amounts.  The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes.

Policyholder Reserves

Policyholder reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the policyholders invested in the Account Divisions. To the extent that benefits to be paid to the policyholders exceed their account values, ReliaStar Life will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to policyholder activity, including premiums, surrenders and withdrawals, policy loans, death benefits, and policy charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ReliaStar Life related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ReliaStar Life). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and Liabilities.

Future Adoption of Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2013-08, “Financial Services-Investment Companies (Accounting Standards Codification (“ASC”) Topic 946):  Amendments to the Scope, Measurement, and Disclosure Requirements” (“ASU 2013-08”), which provides comprehensive guidance for assessing whether an entity is an investment company and requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value.  ASU 2013-08 also requires an entity to disclose that it is an investment company and any changes to that status, as well as information about financial support provided or required to be provided to investees.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

The provisions of ASU 2013-08 are effective for interim and annual reporting periods in years beginning after December 15, 2013, and should be applied prospectively for entities that are investment companies upon the effective date of the amendments.  The Account is currently in the process of assessing the requirements of ASU 2013-08, but does not expect ASU 2013-08 to have an impact on its net assets or results of operations.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2013 and for the years ended December 31, 2013 and 2012, were issued.

3.                  Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2013 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2013. The Account had no financial liabilities as of December 31, 2013.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪    Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.  The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

▪    Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.  Level 2 inputs include the following:

a)            Quoted prices for similar assets or liabilities in active markets;

b)            Quoted prices for identical or similar assets or liabilities in non-active markets;

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

c)            Inputs other than quoted market prices that are observable; and

d)           Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪    Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.                  Charges and Fees

Under the terms of the Policies, certain charges and fees are incurred by the Policies to cover ReliaStar Life’s expenses in connection with the issuance and administration of the Policies. Following is a summary of these charges and fees:

Premium Expense Charge

ReliaStar Life deducts a premium charge ranging from 3.00% to 8.00% of each premium payment as defined in the Policies.

Mortality and Expense Risk Charges

ReliaStar Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Policies, deducts a mortality and expense risk charge from the assets of the Account. Monthly charges are deducted at annual rates of up to 0.90% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Policies.  These charges are assessed through a reduction in unit values.

Other Policy Charges

The cost of insurance charge varies based on the insured’s sex, issue age, policy year, rate class, and the face amount of the Policies.  The monthly amount charged and charges for optional insurance benefits vary based on a number of factors and are defined in the Policies.  These charges are assessed through the redemption of units.

The monthly administrative charge currently ranges from $8.25 to $19.00 per month. Monthly administrative charges for Select*Life II (policies with policy dates before February 17, 2004), Select*Life III, Flexdesign® VUL, Variable Estate Design and Variable Accumulation Design products are guaranteed not to exceed $12.00 per month. Monthly administrative charges for Select*Life II policies with policy dates on or after February 17, 2004 are guaranteed not to exceed $10.00 per month.  These charges are assessed through the redemption of units.

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

Surrender and Lapse Charges

As defined in the Policies, ReliaStar Life assesses a surrender charge if the Policies lapse or are surrendered before a specified period.  These charges are assessed through the redemption of units.

Fees Waived by ReliaStar Life

Certain charges and fees for various types of Policies may be waived by ReliaStar Life.

ReliaStar Life reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5.                  Related Party Transactions

During the year ended December 31, 2013, management fees were paid to DSL, an affiliate of the Company, in its capacity as investment adviser to ING Investors Trust and ING Partners, Inc. The Trusts’ advisory agreement provided for a fee at annual rates up to 1.25% of the average net assets of each respective Fund of the Trust.

Management fees were also paid to IIL, an affiliate of the Company, in its capacity as investment manager to ING Balanced Portfolio, Inc., ING Intermediate Bond Portfolio, ING Mutual Funds, ING Strategic Allocation Portfolios, Inc., ING Variable Funds, ING Variable Portfolios, Inc., and ING Variable Products Trust. The Trusts’ advisory agreement provided for a fee at annual rates ranging from 0.12% to 0.80% of the average net assets of each respective Fund of the Trusts.

57

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

6.                  Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 follow:

	Purchases	Sales
	(Dollars in thousands)
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	$ 1,589	$ 5,263
American Funds Insurance Series® Growth-Income Fund - Class 2	3,697	3,247
American Funds Insurance Series® International Fund - Class 2	1,213	3,457
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	2,520	1,029
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	6,603	8,076
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,731	8,932
Fidelity® VIP Index 500 Portfolio - Initial Class	48	232
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	195	1,051
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	257	1,054
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	1,648	3,175
ING Investors Trust:
ING BlackRock Health Sciences Opportunities Portfolio - Institutional Class	3,435	984
ING BlackRock Large Cap Growth Portfolio - Institutional Class	668	313
ING Clarion Global Real Estate Portfolio - Service Class	2,020	1,832
ING Clarion Real Estate Portfolio - Institutional Class	29	267
ING DFA Global Allocation Portfolio - Institutional Class	244	392
ING DFA World Equity Portfolio - Institutional Class	237	144
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	331	1,334
ING Franklin Templeton Founding Strategy Portfolio - Institutional Class	362	231
ING Global Resources Portfolio - Institutional Class	1,152	2,252
ING Invesco Growth and Income Portfolio - Service Class	480	1,314
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	1,100	1,392
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	2,653	3,971
ING Large Cap Growth Portfolio - Institutional Class	1,995	9,825
ING Large Cap Value Portfolio - Institutional Class	5,492	974
ING Limited Maturity Bond Portfolio - Service Class	3,810	6,607
ING Liquid Assets Portfolio - Class I	8,624	13,386
ING Marsico Growth Portfolio - Institutional Class	840	1,320
ING MFS Total Return Portfolio - Institutional Class	779	1,404
ING MFS Utilities Portfolio - Institutional Class	496	1,233
ING MFS Utilities Portfolio - Service Class	766	1,150
ING Multi-Manager Large Cap Core Portfolio - Institutional Class	117	59
ING PIMCO Total Return Bond Portfolio - Institutional Class	3,234	8,893
ING Pioneer Mid Cap Value Portfolio - Institutional Class	397	5,971
ING Retirement Growth Portfolio - Institutional Class	1,431	1,901
ING Retirement Moderate Growth Portfolio - Institutional Class	1,113	1,081

58

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Investors Trust (continued):
ING Retirement Moderate Portfolio - Institutional Class	$ 984	$ 1,788
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	8,663	5,961
ING T. Rowe Price Equity Income Portfolio - Institutional Class	984	2,258
ING T. Rowe Price International Stock Portfolio - Institutional Class	554	1,660
ING U.S. Stock Index Portfolio - Institutional Class	3,928	8,529
ING Mutual Funds:
ING Global Perspectives Fund - Class I	3	-
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Initial Class	5	33
ING Baron Growth Portfolio - Initial Class	2,447	1,147
ING Columbia Small Cap Value II Portfolio - Initial Class	1,456	1,259
ING Global Bond Portfolio - Service Class	1,413	2,469
ING Invesco Comstock Portfolio - Initial Class	797	574
ING Invesco Equity and Income Portfolio - Initial Class	1,205	1,474
ING JPMorgan Mid Cap Value Portfolio - Initial Class	2,991	2,083
ING Oppenheimer Global Portfolio - Initial Class	2,001	4,244
ING PIMCO Total Return Portfolio - Initial Class	152	762
ING Pioneer High Yield Portfolio - Initial Class	3,460	3,253
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	2,068	5,677
ING Templeton Foreign Equity Portfolio - Initial Class	1,741	1,425
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	58	4,260
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	-	2
ING Strategic Allocation Growth Portfolio - Class I	8	27
ING Strategic Allocation Moderate Portfolio - Class I	4	30
ING Variable Funds:
ING Growth and Income Portfolio - Class I	4,676	976
ING Variable Portfolios, Inc.:
ING Index Plus LargeCap Portfolio - Class I	333	765
ING Index Plus MidCap Portfolio - Class I	944	1,943
ING Index Plus SmallCap Portfolio - Class I	1,736	1,874
ING International Index Portfolio - Class S	964	1,144
ING Russell™ Large Cap Growth Index Portfolio - Class I	3,163	11,139
ING Russell™ Large Cap Index Portfolio - Class I	1,407	1,469
ING Russell™ Large Cap Value Index Portfolio - Class I	1,152	3,265
ING Russell™ Mid Cap Growth Index Portfolio - Class I	1,138	974
ING Russell™ Small Cap Index Portfolio - Class I	2,008	1,035
ING Small Company Portfolio - Class I	1,185	938
ING U.S. Bond Index Portfolio - Class I	1,207	1,916
ING Variable Products Trust:
ING International Value Portfolio - Class I	148	1,144
ING MidCap Opportunities Portfolio - Class I	267	1,560
ING SmallCap Opportunities Portfolio - Class I	1,696	2,016
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	402	919

59

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

7.                  Changes in Units

The net changes in units outstanding follow:

	Year Ended December 31
	2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	182,886	356,222	(173,336)	292,644	571,615	(278,971)
American Funds Insurance Series® Growth-Income Fund - Class 2	255,566	253,410	2,156	262,681	526,711	(264,030)
American Funds Insurance Series® International Fund - Class 2	102,816	203,928	(101,112)	122,244	225,321	(103,077)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	173,612	112,646	60,966	261,360	152,828	108,532
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	98,252	247,193	(148,941)	128,534	289,264	(160,730)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	113,753	255,737	(141,984)	137,754	351,647	(213,893)
Fidelity® VIP Index 500 Portfolio - Initial Class	135	5,010	(4,875)	2,798	12,154	(9,356)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	464	34,646	(34,182)	-	45,648	(45,648)
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	19,668	90,157	(70,489)	26,732	89,180	(62,448)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	121,198	229,552	(108,354)	246,322	208,351	37,971
ING Investors Trust:
ING BlackRock Health Sciences Opportunities Portfolio - Institutional Class	177,906	68,263	109,643	74,098	42,186	31,912
ING BlackRock Large Cap Growth Portfolio - Institutional Class	45,010	22,468	22,542	32,946	43,246	(10,300)
ING Clarion Global Real Estate Portfolio - Service Class	190,958	200,483	(9,525)	160,102	92,730	67,372
ING Clarion Real Estate Portfolio - Institutional Class	-	7,758	(7,758)	3	9,571	(9,568)
ING DFA Global Allocation Portfolio - Institutional Class	-	13,716	(13,716)	5,826	9,024	(3,198)
ING DFA World Equity Portfolio - Institutional Class	20,823	14,484	6,339	14,776	11,744	3,032
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	39,367	110,300	(70,933)	66,870	100,195	(33,325)
ING Franklin Templeton Founding Strategy Portfolio - Institutional Class	30,672	22,564	8,108	75,184	85,390	(10,206)
ING Global Resources Portfolio - Institutional Class	56,693	100,700	(44,007)	50,224	116,666	(66,442)

60

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

	Year Ended December 31
	2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Invesco Growth and Income Portfolio - Service Class	63,123	120,057	(56,934)	70,943	118,672	(47,729)
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	93,945	132,931	(38,986)	103,819	178,025	(74,206)
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	158,216	255,347	(97,131)	128,166	246,148	(117,982)
ING Large Cap Growth Portfolio - Institutional Class	288,043	702,273	(414,230)	412,556	905,640	(493,084)
ING Large Cap Value Portfolio - Institutional Class	397,597	73,854	323,743	-	1,319	(1,319)
ING Limited Maturity Bond Portfolio - Service Class	438,182	669,999	(231,817)	377,094	544,219	(167,125)
ING Liquid Assets Portfolio - Class I	1,181,866	1,584,484	(402,618)	1,434,368	1,733,225	(298,857)
ING Marsico Growth Portfolio - Institutional Class	45,312	68,645	(23,333)	63,101	65,289	(2,188)
ING MFS Total Return Portfolio - Institutional Class	55,701	96,875	(41,174)	66,349	81,201	(14,852)
ING MFS Utilities Portfolio - Institutional Class	27,037	64,974	(37,937)	69,420	84,214	(14,794)
ING MFS Utilities Portfolio - Service Class	35,618	55,081	(19,463)	76,049	58,718	17,331
ING Multi-Manager Large Cap Core Portfolio - Institutional Class	7,984	4,189	3,795	3,108	8,173	(5,065)
ING PIMCO Total Return Bond Portfolio - Institutional Class	296,969	788,455	(491,486)	595,101	640,765	(45,664)
ING Pioneer Mid Cap Value Portfolio - Institutional Class	-	342,104	(342,104)	33,241	62,571	(29,330)
ING Retirement Growth Portfolio - Institutional Class	166,566	229,474	(62,908)	191,220	342,221	(151,001)
ING Retirement Moderate Growth Portfolio - Institutional Class	92,156	104,639	(12,483)	172,139	228,400	(56,261)
ING Retirement Moderate Portfolio - Institutional Class	92,997	179,281	(86,284)	188,616	173,101	15,515
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	332,459	396,446	(63,987)	300,739	419,637	(118,898)
ING T. Rowe Price Equity Income Portfolio - Institutional Class	69,861	137,901	(68,040)	82,161	151,357	(69,196)
ING T. Rowe Price International Stock Portfolio - Institutional Class	82,308	162,064	(79,756)	103,138	228,759	(125,621)
ING U.S. Stock Index Portfolio - Institutional Class	343,083	762,427	(419,344)	361,872	850,228	(488,356)
ING Mutual Funds:
ING Global Perspectives Fund - Class I	334	64	270	-	-	-
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Initial Class	23	1,642	(1,619)	-	1,712	(1,712)
ING Baron Growth Portfolio - Initial Class	126,334	84,551	41,783	90,280	92,071	(1,791)
ING Columbia Small Cap Value II Portfolio - Initial Class	120,249	112,324	7,925	46,909	73,741	(26,832)
ING Global Bond Portfolio - Service Class	124,505	229,976	(105,471)	160,069	244,094	(84,025)
ING Invesco Comstock Portfolio - Initial Class	55,258	48,013	7,245	36,641	73,765	(37,124)
ING Invesco Equity and Income Portfolio - Initial Class	65,042	80,700	(15,658)	17,467	28,992	(11,525)
ING JPMorgan Mid Cap Value Portfolio - Initial Class	118,883	106,298	12,585	99,440	137,854	(38,414)
ING Oppenheimer Global Portfolio - Initial Class	260,082	411,899	(151,817)	272,072	537,885	(265,813)

61

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

	Year Ended December 31
	2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING PIMCO Total Return Portfolio - Initial Class	1,123	45,690	(44,567)	1	30,591	(30,590)
ING Pioneer High Yield Portfolio - Initial Class	207,047	248,428	(41,381)	269,607	256,608	12,999
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	228,149	445,067	(216,918)	247,972	564,444	(316,472)
ING Templeton Foreign Equity Portfolio - Initial Class	190,011	176,925	13,086	702,781	67,736	635,045
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	-	293,097	(293,097)	30,876	63,866	(32,990)
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	-	172	(172)	-	613	(613)
ING Strategic Allocation Growth Portfolio - Class I	-	1,731	(1,731)	-	2,356	(2,356)
ING Strategic Allocation Moderate Portfolio - Class I	-	2,039	(2,039)	-	1,381	(1,381)
ING Variable Funds:
ING Growth and Income Portfolio - Class I	422,710	108,752	313,958	64,580	48,604	15,976
ING Variable Portfolios, Inc.:
ING Index Plus LargeCap Portfolio - Class I	22,740	51,156	(28,416)	31,889	56,565	(24,676)
ING Index Plus MidCap Portfolio - Class I	65,931	117,916	(51,985)	63,756	139,740	(75,984)
ING Index Plus SmallCap Portfolio - Class I	98,291	113,047	(14,756)	36,863	112,369	(75,506)
ING International Index Portfolio - Class S	59,788	77,850	(18,062)	18,776	65,723	(46,947)
ING Russell™ Large Cap Growth Index Portfolio - Class I	423,019	898,706	(475,687)	498,844	1,059,619	(560,775)
ING Russell™ Large Cap Index Portfolio - Class I	72,390	75,369	(2,979)	8,659	22,678	(14,019)
ING Russell™ Large Cap Value Index Portfolio - Class I	118,404	260,471	(142,067)	171,593	317,012	(145,419)
ING Russell™ Mid Cap Growth Index Portfolio - Class I	55,863	47,148	8,715	31,151	36,200	(5,049)
ING Russell™ Small Cap Index Portfolio - Class I	131,310	72,772	58,538	31,721	19,653	12,068
ING Small Company Portfolio - Class I	72,304	97,667	(25,363)	61,173	124,357	(63,184)
ING U.S. Bond Index Portfolio - Class I	97,695	162,570	(64,875)	121,736	165,193	(43,457)
ING Variable Products Trust:
ING International Value Portfolio - Class I	16	41,967	(41,951)	53	49,550	(49,497)
ING MidCap Opportunities Portfolio - Class I	2,989	99,493	(96,504)	1	121,247	(121,246)
ING SmallCap Opportunities Portfolio - Class I	27,979	54,761	(26,782)	42,832	80,176	(37,344)
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	25,841	49,520	(23,679)	19,643	52,959	(33,316)

62

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

8.                  Financial Highlights

A summary of unit values, units outstanding, and net assets for variable annuity Policies, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, follows:

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

American Funds Insurance Series® Growth Fund - Class 2
2013	1,886	$19.20	to	$27.75	$ 51,874	0.93%	0.00%	to	0.80%	29.03%	to	30.10%
2012	2,059	$14.88	to	$21.33	$ 43,467	0.80%	0.00%	to	0.80%	16.98%	to	17.91%
2011	2,338	$12.72	to	$18.09	$ 41,846	0.62%	0.00%	to	0.80%	-5.07%	to	-4.29%
2010	2,554	$13.40	to	$18.90	$ 47,750	0.68%	0.00%	to	0.80%	17.75%	to	18.64%
2009	2,827	$11.38	to	$15.93	$ 44,587	0.62%	0.00%	to	0.80%	38.27%	to	39.37%
American Funds Insurance Series® Growth-Income Fund - Class 2
2013	1,549	$17.63	to	$25.02	$ 38,379	1.39%	0.00%	to	0.80%	32.36%	to	33.51%
2012	1,547	$13.32	to	$18.74	$ 28,642	1.60%	0.00%	to	0.80%	16.54%	to	17.49%
2011	1,811	$11.43	to	$15.95	$ 28,491	1.55%	0.00%	to	0.80%	-2.56%	to	-1.85%
2010	1,955	$11.73	to	$16.25	$ 31,308	1.39%	0.00%	to	0.80%	10.56%	to	11.45%
2009	2,197	$10.61	to	$14.58	$ 31,611	1.52%	0.00%	to	0.80%	30.18%	to	31.23%
American Funds Insurance Series® International Fund - Class 2
2013	995	$18.21	to	$30.74	$ 30,069	1.33%	0.00%	to	0.80%	20.68%	to	21.65%
2012	1,096	$15.09	to	$25.27	$ 27,164	1.47%	0.00%	to	0.80%	16.98%	to	17.92%
2011	1,200	$12.90	to	$21.43	$ 25,206	1.76%	0.00%	to	0.80%	-14.68%	to	-13.97%
2010	1,337	$15.12	to	$24.91	$ 32,655	1.90%	0.00%	to	0.80%	6.40%	to	7.23%
2009	1,519	$14.21	to	$23.23	$ 34,611	1.44%	0.00%	to	0.80%	41.96%	to	43.04%
BlackRock Global Allocation V.I. Fund - Class III
2013	693	$15.71	to	$16.31	$ 11,280	1.12%	0.00%	to	0.80%	13.51%	to	14.46%
2012	632	$13.84	to	$14.25	$ 8,997	1.66%	0.00%	to	0.80%	9.06%	to	9.95%
2011	524	$12.69	to	$12.96	$ 6,777	2.68%	0.00%	to	0.80%	-4.37%	to	-3.64%
2010	389	$13.27	to	$13.45	$ 5,225	1.50%	0.00%	to	0.80%	8.86%	to	9.80%
2009	174	$12.19	to	$12.25	$ 2,125	(a)	0.00%	to	0.80%	(a)

63

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

Fidelity® VIP Equity-Income Portfolio - Initial Class
2013	1,291	$52.48	to	$76.75	$ 73,522	2.50%	0.00%	to	0.80%	27.11%	to	28.16%
2012	1,440	$40.95	to	$60.38	$ 64,185	3.13%	0.00%	to	0.80%	16.38%	to	17.30%
2011	1,600	$34.91	to	$51.88	$ 61,061	2.48%	0.00%	to	0.80%	0.15%	to	0.98%
2010	1,769	$34.57	to	$51.80	$ 67,161	1.72%	0.00%	to	0.80%	14.22%	to	15.12%
2009	2,003	$30.03	to	$45.35	$ 66,321	2.13%	0.00%	to	0.80%	29.17%	to	30.23%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2013	1,430	$33.75	to	$68.51	$ 94,078	1.06%	0.00%	to	0.80%	30.26%	to	31.27%
2012	1,572	$25.91	to	$52.19	$ 78,901	1.35%	0.00%	to	0.80%	15.46%	to	16.42%
2011	1,786	$22.44	to	$44.83	$ 76,897	1.01%	0.00%	to	0.80%	-3.32%	to	-2.52%
2010	1,962	$23.21	to	$45.99	$ 86,692	1.16%	0.00%	to	0.80%	16.28%	to	17.23%
2009	2,250	$19.96	to	$39.23	$ 84,909	1.31%	0.00%	to	0.80%	34.68%	to	35.70%
Fidelity® VIP Index 500 Portfolio - Initial Class
2013	35	$51.28			$ 1,801	1.84%	0.80%			31.18%
2012	40	$39.09			$ 1,563	1.98%	0.80%			15.00%
2011	49	$33.99			$ 1,677	1.84%	0.80%			1.22%
2010	60	$33.58			$ 2,015	1.71%	0.80%			14.10%
2009	78	$29.43			$ 2,302	2.26%	0.80%			25.61%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2013	167	$29.97	to	$32.90	$ 5,045	2.19%	0.00%	to	0.80%	-2.58%	to	-1.77%
2012	201	$30.51	to	$33.77	$ 6,193	2.15%	0.00%	to	0.80%	5.07%	to	5.90%
2011	247	$28.81	to	$32.14	$ 7,186	3.06%	0.00%	to	0.80%	6.46%	to	7.34%
2010	296	$26.84	to	$30.19	$ 8,025	3.27%	0.00%	to	0.80%	6.94%	to	7.79%
2009	379	$24.90	to	$28.23	$ 9,551	8.86%	0.00%	to	0.80%	14.80%	to	15.76%
ING Balanced Portfolio - Class I
2013	434	$13.48	to	$14.34	$ 6,051	2.20%	0.00%	to	0.80%	15.81%	to	16.68%
2012	504	$11.64	to	$12.29	$ 6,046	3.09%	0.00%	to	0.80%	12.68%	to	13.69%
2011	566	$10.33	to	$10.81	$ 5,994	2.83%	0.00%	to	0.80%	-2.09%	to	-1.37%
2010	659	$10.55	to	$10.96	$ 7,091	2.79%	0.00%	to	0.80%	13.20%	to	14.17%
2009	774	$9.32	to	$9.60	$ 7,331	4.38%	0.00%	to	0.80%	18.27%	to	19.25%

64

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Intermediate Bond Portfolio - Class I
2013	686	$13.86	to	$17.97	$ 12,274	3.18%	0.00%	to	0.80%	-0.93%	to	-0.17%
2012	795	$13.99	to	$18.00	$ 14,244	4.74%	0.00%	to	0.80%	8.53%	to	9.42%
2011	757	$12.89	to	$16.45	$ 12,384	4.82%	0.00%	to	0.80%	6.71%	to	7.52%
2010	687	$12.08	to	$15.30	$ 10,458	5.20%	0.00%	to	0.80%	8.93%	to	9.83%
2009	712	$11.09	to	$13.93	$ 9,868	6.12%	0.00%	to	0.80%	10.68%	to	11.62%
ING BlackRock Health Sciences Opportunities Portfolio - Institutional Class
2013	288	$21.27	to	$22.82	$ 6,558	0.26%	0.00%	to	0.80%	43.52%	to	44.80%
2012	178	$14.82	to	$15.76	$ 2,802	1.06%	0.00%	to	0.80%	17.99%	to	18.94%
2011	146	$12.56	to	$13.25	$ 1,933	0.82%	0.00%	to	0.80%	4.32%	to	5.08%
2010	138	$12.04	to	$12.61	$ 1,736	-	0.00%	to	0.80%	6.36%	to	7.23%
2009	208	$11.32	to	$11.76	$ 2,444	-	0.00%	to	0.80%	19.41%	to	20.37%
ING BlackRock Large Cap Growth Portfolio - Institutional Class
2013	107	$17.16	to	$18.40	$ 1,916	1.18%	0.00%	to	0.80%	32.31%	to	33.43%
2012	84	$12.97	to	$13.79	$ 1,146	0.88%	0.00%	to	0.80%	13.87%	to	14.73%
2011	95	$11.39	to	$12.02	$ 1,122	0.63%	0.00%	to	0.80%	-2.06%	to	-1.31%
2010	91	$11.63	to	$12.18	$ 1,088	0.47%	0.00%	to	0.80%	12.69%	to	13.62%
2009	97	$10.32	to	$10.72	$ 1,028	0.54%	0.00%	to	0.80%	29.49%	to	30.57%
ING Clarion Global Real Estate Portfolio - Service Class
2013	450	$10.47	to	$10.96	$ 4,924	5.89%	0.00%	to	0.80%	2.85%	to	3.69%
2012	460	$10.18	to	$10.57	$ 4,853	0.54%	0.00%	to	0.80%	24.60%	to	25.68%
2011	392	$8.17	to	$8.41	$ 3,297	3.56%	0.00%	to	0.80%	-5.98%	to	-5.29%
2010	458	$8.69	to	$8.88	$ 4,062	8.66%	0.00%	to	0.80%	14.95%	to	15.93%
2009	446	$7.56	to	$7.66	$ 3,417	2.39%	0.00%	to	0.80%	32.40%	to	33.45%
ING Clarion Real Estate Portfolio - Institutional Class
2013	51	$33.49			$ 1,701	1.60%	-			2.26%
2012	59	$32.75			$ 1,918	1.25%	-			15.85%
2011	68	$28.27			$ 1,926	1.51%	-			9.79%
2010	80	$25.75			$ 2,056	3.66%	-			28.30%
2009	102	$20.07			$ 2,040	3.69%	-			36.16%

65

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING DFA World Equity Portfolio - Institutional Class
2013	63	$11.85	to	$12.41	$ 777	2.10%	0.00%	to	0.80%	24.21%	to	25.35%
2012	56	$9.54	to	$9.90	$ 558	2.39%	0.00%	to	0.80%	17.34%	to	18.14%
2011	53	$8.13	to	$8.38	$ 447	2.77%	0.00%	to	0.80%	-8.91%
2010	45	$9.20			$ 418	1.35%	-			25.17%
2009	24	$7.35			$ 175	-	-			22.09%
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
2013	363	$16.46	to	$17.51	$ 6,347	0.71%	0.00%	to	0.80%	35.25%	to	36.37%
2012	434	$12.17	to	$12.84	$ 5,566	0.89%	0.00%	to	0.80%	14.06%	to	14.95%
2011	468	$10.67	to	$11.17	$ 5,213	0.20%	0.00%	to	0.80%	-11.45%	to	-10.71%
2010	531	$12.05	to	$12.51	$ 6,634	0.41%	0.00%	to	0.80%	27.65%	to	28.57%
2009	476	$9.44	to	$9.73	$ 4,623	0.68%	0.00%	to	0.80%	38.42%	to	39.60%
ING Franklin Templeton Founding Strategy Portfolio - Institutional Class
2013	83	$13.44	to	$14.07	$ 1,171	2.87%	0.00%	to	0.80%	23.42%	to	24.40%
2012	75	$10.89	to	$11.31	$ 850	3.92%	0.00%	to	0.80%	15.24%	to	16.12%
2011	86	$9.45	to	$9.74	$ 832	4.69%	0.00%	to	0.80%	-1.87%	to	-1.02%
2010	111	$9.63	to	$9.84	$ 1,089	2.23%	0.00%	to	0.80%	10.06%	to	10.94%
2009	110	$8.75	to	$8.87	$ 974	2.89%	0.00%	to	0.80%	29.63%	to	30.63%
ING Global Resources Portfolio - Institutional Class
2013	330	$20.78	to	$36.71	$ 11,882	1.23%	0.00%	to	0.80%	12.93%	to	13.83%
2012	374	$18.40	to	$32.25	$ 11,618	1.06%	0.00%	to	0.80%	-3.36%	to	-2.60%
2011	440	$19.04	to	$33.11	$ 13,982	0.83%	0.00%	to	0.80%	-9.63%	to	-8.91%
2010	493	$21.07	to	$36.35	$ 17,283	1.05%	0.00%	to	0.80%	20.95%	to	21.98%
2009	474	$17.42	to	$29.80	$ 13,467	0.59%	0.00%	to	0.80%	36.73%	to	37.77%
ING Invesco Growth and Income Portfolio - Service Class
2013	581	$17.73	to	$19.01	$ 10,994	1.32%	0.00%	to	0.80%	32.81%	to	33.87%
2012	638	$13.35	to	$14.20	$ 9,019	1.82%	0.00%	to	0.80%	13.71%	to	14.61%
2011	686	$11.74	to	$12.39	$ 8,465	1.25%	0.00%	to	0.80%	-2.98%	to	-2.21%
2010	745	$12.10	to	$12.67	$ 9,412	0.24%	0.00%	to	0.80%	11.62%	to	12.52%
2009	858	$10.84	to	$11.26	$ 9,636	1.22%	0.00%	to	0.80%	22.90%	to	23.87%

66

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2013	496	$14.05	to	$14.95	$ 7,404	1.11%	0.00%	to	0.80%	-6.27%	to	-5.44%
2012	535	$14.99	to	$15.81	$ 8,439	-	0.00%	to	0.80%	18.40%	to	19.32%
2011	609	$12.66	to	$13.25	$ 8,057	1.11%	0.00%	to	0.80%	-18.74%	to	-18.06%
2010	728	$15.58	to	$16.17	$ 11,758	0.67%	0.00%	to	0.80%	19.66%	to	20.58%
2009	658	$13.02	to	$13.41	$ 8,819	1.63%	0.00%	to	0.80%	70.64%	to	72.14%
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2013	1,224	$23.30	to	$27.04	$ 32,840	0.94%	0.00%	to	0.80%	38.28%	to	39.38%
2012	1,321	$16.85	to	$19.40	$ 25,448	0.39%	0.00%	to	0.80%	18.00%	to	18.95%
2011	1,439	$14.28	to	$16.31	$ 23,308	0.57%	0.00%	to	0.80%	-1.86%	to	-1.03%
2010	1,639	$14.55	to	$16.48	$ 26,850	0.43%	0.00%	to	0.80%	26.08%	to	27.06%
2009	1,811	$11.54	to	$12.97	$ 23,344	0.72%	0.00%	to	0.80%	26.40%	to	27.41%
ING Large Cap Growth Portfolio - Institutional Class
2013	4,082	$23.94	to	$25.67	$ 104,557	0.53%	0.00%	to	0.80%	29.90%	to	30.90%
2012	4,496	$18.43	to	$19.61	$ 88,000	0.57%	0.00%	to	0.80%	17.16%	to	18.13%
2011	4,989	$15.73	to	$16.60	$ 82,680	0.31%	0.00%	to	0.80%	1.68%	to	2.47%
2010	5,499	$15.47	to	$16.20	$ 88,964	0.39%	0.00%	to	0.80%	13.67%	to	14.57%
2009	6,306	$13.61	to	$14.14	$ 89,062	0.48%	0.00%	to	0.80%	41.62%	to	42.83%
ING Large Cap Value Portfolio - Institutional Class
2013	331	$14.97	to	$15.33	$ 5,076	0.66%	0.00%	to	0.80%	29.84%	to	30.91%
2012	7	$11.53	to	$11.71	$ 87	2.27%	0.00%	to	0.80%	13.82%	to	14.69%
2011	9	$10.13	to	$10.21	$ 89	(c)	0.00%	to	0.80%	(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ING Limited Maturity Bond Portfolio - Service Class
2013	1,750	$11.82	to	$13.07	$ 22,841	0.92%	0.00%	to	0.80%	-0.08%	to	0.69%
2012	1,982	$11.83	to	$12.98	$ 25,689	0.75%	0.00%	to	0.80%	0.68%	to	1.49%
2011	2,149	$11.75	to	$12.79	$ 27,449	3.10%	0.00%	to	0.80%	0.34%	to	1.19%
2010	2,047	$11.71	to	$12.64	$ 25,833	3.58%	0.00%	to	0.80%	2.27%	to	3.10%
2009	1,947	$11.45	to	$12.26	$ 23,837	4.63%	0.00%	to	0.80%	6.31%	to	7.17%

67

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Liquid Assets Portfolio - Class I
2013	2,946	$10.90	to	$11.87	$ 34,635	0.00%	0.00%	to	0.80%	-0.82%
2012	3,348	$10.99	to	$11.87	$ 39,397	0.10%	0.00%	to	0.80%	-0.63%	to	0.08%
2011	3,647	$11.06	to	$11.86	$ 42,945	0.01%	0.00%	to	0.80%	-0.81%	to	0.08%
2010	4,672	$11.15	to	$11.85	$ 55,060	0.06%	0.00%	to	0.80%	-0.71%
2009	5,479	$11.23	to	$11.85	$ 64,632	0.31%	0.00%	to	0.80%	-0.27%	to	0.59%
ING Marsico Growth Portfolio - Institutional Class
2013	152	$18.33	to	$26.09	$ 3,892	1.02%	0.00%	to	0.80%	34.78%	to	35.89%
2012	175	$13.60	to	$19.20	$ 3,338	0.82%	0.00%	to	0.80%	12.03%	to	12.87%
2011	177	$12.14	to	$17.01	$ 2,987	0.48%	0.00%	to	0.80%	-2.18%	to	-1.39%
2010	190	$12.41	to	$17.25	$ 3,237	0.73%	0.00%	to	0.80%	19.10%	to	20.13%
2009	234	$10.42	to	$14.36	$ 3,313	1.20%	0.00%	to	0.80%	28.33%	to	29.25%
ING MFS Total Return Portfolio - Institutional Class
2013	395	$15.74	to	$20.99	$ 8,220	2.43%	0.00%	to	0.80%	18.08%	to	19.06%
2012	436	$13.33	to	$17.63	$ 7,634	2.68%	0.00%	to	0.80%	10.53%	to	11.37%
2011	451	$12.06	to	$15.83	$ 7,080	2.77%	0.00%	to	0.80%	1.01%	to	1.87%
2010	468	$11.94	to	$15.54	$ 7,222	0.42%	0.00%	to	0.80%	9.34%	to	10.21%
2009	506	$10.92	to	$14.10	$ 7,096	2.63%	0.00%	to	0.80%	17.17%	to	18.09%
ING MFS Utilities Portfolio - Institutional Class
2013	123	$21.79	to	$23.28	$ 2,843	2.10%	0.00%	to	0.80%	19.59%	to	20.50%
2012	160	$18.22	to	$19.32	$ 3,075	3.65%	0.00%	to	0.80%	12.61%	to	13.58%
2011	175	$16.18	to	$17.01	$ 2,955	3.63%	0.00%	to	0.80%	5.75%	to	6.58%
2010	196	$15.30	to	$15.96	$ 3,101	2.68%	0.00%	to	0.80%	13.17%	to	14.08%
2009	228	$13.52	to	$13.99	$ 3,174	5.26%	0.00%	to	0.80%	32.03%	to	33.11%
ING MFS Utilities Portfolio - Service Class
2013	137	$26.11			$ 3,574	2.01%	-			20.16%
2012	156	$21.73			$ 3,397	3.53%	-			13.30%
2011	139	$19.18			$ 2,666	3.63%	-			6.38%
2010	137	$18.03			$ 2,464	2.55%	-			13.68%
2009	152	$15.86			$ 2,405	5.49%	-			32.83%

68

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Multi-Manager Large Cap Core Portfolio - Institutional Class
2013	22	$16.64	to	$17.84	$ 392	0.94%	0.00%	to	0.80%	29.60%	to	30.70%
2012	18	$12.84	to	$13.65	$ 248	1.49%	0.00%	to	0.80%	9.65%	to	10.44%
2011	23	$11.71	to	$12.36	$ 288	1.56%	0.00%	to	0.80%	-5.11%	to	-4.26%
2010	28	$12.34	to	$12.91	$ 354	1.18%	0.00%	to	0.80%	15.22%	to	16.10%
2009	29	$10.71	to	$11.12	$ 322	1.51%	0.00%	to	0.80%	23.53%	to	24.52%
ING PIMCO Total Return Bond Portfolio - Institutional Class
2013	1,629	$13.32	to	$13.94	$ 22,681	3.58%	0.00%	to	0.80%	-2.20%	to	-1.48%
2012	2,121	$13.62	to	$14.15	$ 29,975	3.46%	0.00%	to	0.80%	8.10%	to	9.01%
2011	2,166	$12.60	to	$12.98	$ 28,100	4.04%	0.00%	to	0.80%	2.77%	to	3.67%
2010	2,167	$12.26	to	$12.52	$ 27,119	5.44%	0.00%	to	0.80%	7.26%	to	8.02%
2009	1,535	$11.43	to	$11.59	$ 17,785	4.15%	0.00%	to	0.80%	13.73%	to	14.64%
ING Retirement Growth Portfolio - Institutional Class
2013	1,206	$13.70	to	$14.18	$ 17,089	2.25%	0.00%	to	0.80%	18.21%	to	19.26%
2012	1,269	$11.59	to	$11.89	$ 15,080	2.74%	0.00%	to	0.80%	12.52%	to	13.45%
2011	1,420	$10.30	to	$10.48	$ 14,878	1.27%	0.00%	to	0.80%	-1.53%	to	-0.76%
2010	1,719	$10.46	to	$10.56	$ 18,150	0.45%	0.00%	to	0.80%	11.28%	to	12.10%
2009	1,843	$9.40	to	$9.42	$ 17,355	(a)	0.00%	to	0.80%	(a)
ING Retirement Moderate Growth Portfolio - Institutional Class
2013	495	$13.53	to	$14.00	$ 6,925	2.41%	0.00%	to	0.80%	15.15%	to	16.18%
2012	507	$11.75	to	$12.05	$ 6,111	3.60%	0.00%	to	0.80%	11.27%	to	12.09%
2011	564	$10.56	to	$10.75	$ 6,057	1.36%	0.00%	to	0.80%	-0.38%	to	0.47%
2010	656	$10.60	to	$10.70	$ 7,013	0.59%	0.00%	to	0.80%	10.53%	to	11.34%
2009	614	$9.59	to	$9.61	$ 5,900	(a)	0.00%	to	0.80%	(a)
ING Retirement Moderate Portfolio - Institutional Class
2013	777	$13.25	to	$13.70	$ 10,644	3.00%	0.00%	to	0.80%	9.50%	to	10.31%
2012	863	$12.10	to	$12.42	$ 10,722	3.52%	0.00%	to	0.80%	9.70%	to	10.60%
2011	848	$11.03	to	$11.23	$ 9,521	1.74%	0.00%	to	0.80%	1.75%	to	2.65%
2010	855	$10.84	to	$10.94	$ 9,357	0.54%	0.00%	to	0.80%	8.94%	to	9.73%
2009	748	$9.95	to	$9.97	$ 7,455	(a)	0.00%	to	0.80%	(a)

69

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class
2013	2,109	$20.12	to	$31.36	$ 64,990	1.38%	0.00%	to	0.80%	21.57%	to	22.50%
2012	2,173	$16.55	to	$25.60	$ 54,836	1.86%	0.00%	to	0.80%	13.82%	to	14.75%
2011	2,292	$14.54	to	$22.31	$ 50,411	2.10%	0.00%	to	0.80%	2.32%	to	3.19%
2010	2,461	$14.21	to	$21.62	$ 52,519	1.83%	0.00%	to	0.80%	13.41%	to	14.27%
2009	2,687	$12.53	to	$18.92	$ 50,266	2.03%	0.00%	to	0.80%	32.45%	to	33.62%
ING T. Rowe Price Equity Income Portfolio - Institutional Class
2013	660	$17.55	to	$25.57	$ 16,525	1.90%	0.00%	to	0.80%	28.95%	to	30.06%
2012	728	$13.61	to	$19.66	$ 14,065	2.25%	0.00%	to	0.80%	16.52%	to	17.44%
2011	797	$11.68	to	$16.74	$ 13,088	2.60%	0.00%	to	0.80%	-1.43%	to	-0.65%
2010	590	$11.85	to	$16.85	$ 9,880	1.83%	0.00%	to	0.80%	14.27%	to	15.25%
2009	621	$10.37	to	$14.62	$ 9,011	1.87%	0.00%	to	0.80%	24.34%	to	25.28%
ING T. Rowe Price International Stock Portfolio - Institutional Class
2013	930	$16.81	to	$18.02	$ 16,714	1.30%	0.00%	to	0.80%	13.66%	to	14.56%
2012	1,010	$14.79	to	$15.73	$ 15,846	0.54%	0.00%	to	0.80%	18.13%	to	19.08%
2011	1,136	$12.52	to	$13.21	$ 14,964	3.87%	0.00%	to	0.80%	-12.81%	to	-12.11%
2010	1,281	$14.36	to	$15.03	$ 19,203	1.60%	0.00%	to	0.80%	13.07%	to	13.95%
2009	1,459	$12.70	to	$13.19	$ 19,196	1.56%	0.00%	to	0.80%	36.85%	to	37.97%
ING U.S. Stock Index Portfolio - Institutional Class
2013	3,326	$17.76	to	$19.93	$ 66,274	1.93%	0.00%	to	0.80%	30.97%	to	32.07%
2012	3,746	$13.56	to	$15.09	$ 56,509	1.88%	0.00%	to	0.80%	14.92%	to	15.81%
2011	4,234	$11.80	to	$13.03	$ 55,160	1.93%	0.00%	to	0.80%	0.94%	to	1.80%
2010	4,634	$11.69	to	$12.80	$ 59,310	1.47%	0.00%	to	0.80%	13.83%	to	14.70%
2009	5,367	$10.27	to	$11.16	$ 59,892	0.63%	0.00%	to	0.80%	25.24%	to	26.24%
ING Global Perspectives Fund - Class I
2013	-	$10.49	to	$10.55	$ 3	(e)	0.00%	to	0.80%	(e)
2012	(e)	(e)			(e)	(e)	(e)			(e)
2011	(e)	(e)			(e)	(e)	(e)			(e)
2010	(e)	(e)			(e)	(e)	(e)			(e)
2009	(e)	(e)			(e)	(e)	(e)			(e)

70

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING American Century Small-Mid Cap Value Portfolio - Initial Class
2013	5	$22.01	to	$23.61	$ 107	0.92%	0.00%	to	0.80%	30.70%	to	31.75%
2012	6	$16.84	to	$17.92	$ 110	0.87%	0.00%	to	0.80%	15.66%	to	16.59%
2011	8	$14.56	to	$15.37	$ 120	1.48%	0.00%	to	0.80%	-3.77%	to	-2.97%
2010	10	$15.13	to	$15.84	$ 151	0.74%	0.00%	to	0.80%	21.43%	to	22.41%
2009	31	$12.46	to	$12.94	$ 390	1.87%	0.00%	to	0.80%	34.99%	to	36.07%
ING Baron Growth Portfolio - Initial Class
2013	435	$22.12	to	$23.72	$ 10,305	1.38%	0.00%	to	0.80%	38.16%	to	39.20%
2012	393	$16.01	to	$17.04	$ 6,693	-	0.00%	to	0.80%	18.95%	to	20.00%
2011	395	$13.46	to	$14.20	$ 5,602	-	0.00%	to	0.80%	1.66%	to	2.45%
2010	412	$13.24	to	$13.86	$ 5,702	-	0.00%	to	0.80%	25.86%	to	26.81%
2009	449	$10.52	to	$10.93	$ 4,909	-	0.00%	to	0.80%	34.36%	to	35.44%
ING Columbia Small Cap Value II Portfolio - Initial Class
2013	406	$16.05	to	$17.07	$ 6,929	0.99%	0.00%	to	0.80%	39.08%	to	40.26%
2012	398	$11.54	to	$12.17	$ 4,844	0.51%	0.00%	to	0.80%	13.69%	to	14.60%
2011	425	$10.15	to	$10.62	$ 4,512	0.71%	0.00%	to	0.80%	-3.24%	to	-2.48%
2010	437	$10.49	to	$10.89	$ 4,759	1.45%	0.00%	to	0.80%	24.44%	to	25.46%
2009	450	$8.43	to	$8.68	$ 3,903	1.36%	0.00%	to	0.80%	23.97%	to	25.07%
ING Global Bond Portfolio - Service Class
2013	790	$14.08	to	$15.10	$ 11,904	1.76%	0.00%	to	0.80%	-4.99%	to	-4.25%
2012	895	$14.82	to	$15.77	$ 14,098	5.45%	0.00%	to	0.80%	6.77%	to	7.65%
2011	979	$13.88	to	$14.65	$ 14,331	7.68%	0.00%	to	0.80%	2.66%	to	3.53%
2010	1,043	$13.52	to	$14.15	$ 14,747	3.14%	0.00%	to	0.80%	14.58%	to	15.51%
2009	885	$11.80	to	$12.25	$ 10,828	3.53%	0.00%	to	0.80%	20.41%	to	21.29%
ING Invesco Comstock Portfolio - Initial Class
2013	335	$17.02	to	$22.54	$ 7,476	1.04%	0.00%	to	0.80%	34.33%	to	35.46%
2012	328	$12.67	to	$16.64	$ 5,402	1.49%	0.00%	to	0.80%	17.86%	to	18.86%
2011	365	$10.75	to	$14.00	$ 5,066	1.67%	0.00%	to	0.80%	-2.54%	to	-1.82%
2010	379	$11.03	to	$14.26	$ 5,369	1.48%	0.00%	to	0.80%	14.42%	to	15.37%
2009	456	$9.64	to	$12.36	$ 5,599	2.35%	0.00%	to	0.80%	27.85%	to	28.88%

71

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Invesco Equity and Income Portfolio - Initial Class
2013	79	$17.61	to	$21.32	$ 1,628	1.38%	0.00%	to	0.80%	23.93%	to	24.97%
2012	94	$14.21	to	$17.06	$ 1,571	2.30%	0.00%	to	0.80%	11.89%	to	12.83%
2011	106	$12.70	to	$15.12	$ 1,556	2.16%	0.00%	to	0.80%	-1.85%	to	-1.11%
2010	118	$12.94	to	$15.29	$ 1,780	1.83%	0.00%	to	0.80%	11.46%	to	12.34%
2009	127	$11.61	to	$13.61	$ 1,715	1.83%	0.00%	to	0.80%	21.70%	to	22.61%
ING JPMorgan Mid Cap Value Portfolio - Initial Class
2013	439	$20.87	to	$33.25	$ 14,475	0.86%	0.00%	to	0.80%	30.85%	to	31.89%
2012	426	$15.95	to	$25.21	$ 10,671	0.93%	0.00%	to	0.80%	19.30%	to	20.33%
2011	464	$13.37	to	$20.95	$ 9,660	1.14%	0.00%	to	0.80%	1.29%	to	2.05%
2010	430	$13.20	to	$20.53	$ 8,758	0.99%	0.00%	to	0.80%	22.34%	to	23.30%
2009	434	$10.79	to	$16.65	$ 7,161	1.40%	0.00%	to	0.80%	24.88%	to	25.95%
ING Oppenheimer Global Portfolio - Initial Class
2013	2,274	$19.48	to	$20.90	$ 47,360	1.34%	0.00%	to	0.80%	26.08%	to	27.13%
2012	2,426	$15.45	to	$16.44	$ 39,754	1.28%	0.00%	to	0.80%	20.70%	to	21.69%
2011	2,692	$12.80	to	$13.51	$ 36,258	1.52%	0.00%	to	0.80%	-8.83%	to	-8.10%
2010	2,931	$14.04	to	$14.70	$ 42,974	1.55%	0.00%	to	0.80%	15.08%	to	16.02%
2009	3,346	$12.20	to	$12.67	$ 42,302	2.37%	0.00%	to	0.80%	38.48%	to	39.54%
ING PIMCO Total Return Portfolio - Initial Class
2013	173	$14.55	to	$16.60	$ 2,840	3.46%	0.00%	to	0.80%	-2.48%	to	-1.66%
2012	218	$14.92	to	$16.88	$ 3,641	3.18%	0.00%	to	0.80%	7.34%	to	8.21%
2011	248	$13.90	to	$15.60	$ 3,842	2.88%	0.00%	to	0.80%	2.66%	to	3.52%
2010	369	$13.54	to	$15.07	$ 5,532	3.40%	0.00%	to	0.80%	6.95%	to	7.80%
2009	454	$12.66	to	$13.98	$ 6,305	3.04%	0.00%	to	0.80%	12.04%	to	12.92%
ING Pioneer High Yield Portfolio - Initial Class
2013	1,107	$17.56	to	$18.38	$ 20,208	4.93%	0.00%	to	0.80%	11.42%	to	12.28%
2012	1,148	$15.76	to	$16.37	$ 18,684	5.94%	0.00%	to	0.80%	15.29%	to	16.26%
2011	1,135	$13.67	to	$14.08	$ 15,900	5.74%	0.00%	to	0.80%	-1.51%	to	-0.71%
2010	1,347	$13.88	to	$14.18	$ 19,029	6.15%	0.00%	to	0.80%	18.03%	to	18.96%
2009	1,570	$11.76	to	$11.92	$ 18,668	7.77%	0.00%	to	0.80%	65.87%	to	67.18%

72

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2013	2,413	$22.02	to	$23.61	$ 56,740	0.29%	0.00%	to	0.80%	34.10%	to	35.15%
2012	2,630	$16.42	to	$17.47	$ 45,784	0.51%	0.00%	to	0.80%	15.23%	to	16.16%
2011	2,947	$14.25	to	$15.04	$ 44,169	0.34%	0.00%	to	0.80%	-4.49%	to	-3.71%
2010	3,289	$14.92	to	$15.62	$ 51,227	0.27%	0.00%	to	0.80%	27.52%	to	28.45%
2009	3,766	$11.70	to	$12.16	$ 45,685	0.42%	0.00%	to	0.80%	45.16%	to	46.51%
ING Templeton Foreign Equity Portfolio - Initial Class
2013	648	$13.34	to	$13.52	$ 8,761	1.47%	0.00%	to	0.80%	19.32%	to	20.28%
2012	635	$11.18	to	$11.24	$ 7,137	(d)	0.00%	to	0.80%	(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
ING Strategic Allocation Conservative Portfolio - Class I
2013	1	$16.03			$ 8	-	-			12.10%
2012	1	$14.30			$ 10	-	-			12.33%
2011	1	$11.70	to	$12.73	$ 16	5.88%	0.00%	to	0.80%	0.95%	to	1.76%
2010	1	$11.59	to	$12.51	$ 18	4.88%	0.00%	to	0.80%	10.17%	to	11.10%
2009	2	$10.52	to	$11.26	$ 23	10.53%	0.00%	to	0.80%	16.89%	to	17.91%
ING Strategic Allocation Growth Portfolio - Class I
2013	31	$15.19	to	$17.18	$ 522	1.64%	0.00%	to	0.80%	21.42%	to	22.36%
2012	32	$12.51	to	$14.04	$ 451	1.61%	0.00%	to	0.80%	14.04%	to	14.99%
2011	35	$10.97	to	$12.21	$ 420	2.67%	0.00%	to	0.80%	-3.69%	to	-2.86%
2010	39	$11.39	to	$12.57	$ 480	3.20%	0.00%	to	0.80%	12.11%	to	13.04%
2009	58	$10.16	to	$11.12	$ 644	9.89%	0.00%	to	0.80%	24.36%	to	25.23%
ING Strategic Allocation Moderate Portfolio - Class I
2013	11	$14.77	to	$16.52	$ 185	2.16%	0.00%	to	0.80%	15.66%	to	16.58%
2012	13	$12.77	to	$14.17	$ 186	2.18%	0.00%	to	0.80%	12.71%	to	13.63%
2011	15	$11.33	to	$12.47	$ 181	3.17%	0.00%	to	0.80%	-1.39%	to	-0.56%
2010	16	$11.49	to	$12.54	$ 198	5.44%	0.00%	to	0.80%	11.12%	to	11.96%
2009	38	$10.34	to	$11.20	$ 427	8.57%	0.00%	to	0.80%	20.79%	to	21.87%

73

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Growth and Income Portfolio - Class I
2013	619	$13.29	to	$13.96	$ 8,627	1.77%	0.00%	to	0.80%	29.66%	to	30.71%
2012	305	$10.25	to	$10.68	$ 3,256	1.99%	0.00%	to	0.80%	14.78%	to	15.71%
2011	289	$8.93	to	$9.23	$ 2,667	1.19%	0.00%	to	0.80%	-1.00%	to	-0.22%
2010	348	$9.02	to	$9.25	$ 3,216	1.11%	0.00%	to	0.80%	13.17%	to	14.06%
2009	337	$7.97	to	$8.11	$ 2,730	1.93%	0.00%	to	0.80%	29.17%	to	30.39%
ING Index Plus LargeCap Portfolio - Class I
2013	133	$16.68	to	$19.54	$ 2,593	1.65%	0.00%	to	0.80%	31.86%	to	32.93%
2012	162	$12.65	to	$14.70	$ 2,368	1.39%	0.00%	to	0.80%	13.55%	to	14.40%
2011	187	$11.14	to	$12.85	$ 2,387	1.91%	0.00%	to	0.80%	-0.89%	to	-0.08%
2010	183	$11.24	to	$12.86	$ 2,336	2.00%	0.00%	to	0.80%	13.08%	to	14.01%
2009	219	$9.94	to	$11.28	$ 2,460	3.37%	0.00%	to	0.80%	22.26%	to	23.14%
ING Index Plus MidCap Portfolio - Class I
2013	501	$19.79	to	$25.41	$ 12,660	1.11%	0.00%	to	0.80%	33.45%	to	34.59%
2012	553	$14.83	to	$18.88	$ 10,392	0.92%	0.00%	to	0.80%	16.77%	to	17.71%
2011	629	$12.70	to	$16.04	$ 10,047	0.92%	0.00%	to	0.80%	-1.93%	to	-1.17%
2010	684	$12.95	to	$16.23	$ 11,059	1.11%	0.00%	to	0.80%	20.92%	to	21.94%
2009	814	$10.71	to	$13.31	$ 10,801	1.66%	0.00%	to	0.80%	30.61%	to	31.65%
ING Index Plus SmallCap Portfolio - Class I
2013	399	$18.75	to	$24.43	$ 9,702	0.90%	0.00%	to	0.80%	41.51%	to	42.70%
2012	414	$13.25	to	$17.12	$ 7,052	0.54%	0.00%	to	0.80%	11.53%	to	12.41%
2011	489	$11.88	to	$15.23	$ 7,411	0.96%	0.00%	to	0.80%	-1.57%	to	-0.78%
2010	540	$12.07	to	$15.35	$ 8,242	0.71%	0.00%	to	0.80%	21.92%	to	22.90%
2009	662	$9.90	to	$12.49	$ 8,196	1.73%	0.00%	to	0.80%	23.75%	to	24.78%
ING International Index Portfolio - Class S
2013	282	$17.59	to	$18.26	$ 5,106	2.13%	0.00%	to	0.80%	20.15%	to	21.09%
2012	300	$14.64	to	$15.08	$ 4,492	2.57%	0.00%	to	0.80%	17.50%	to	18.46%
2011	347	$12.46	to	$12.73	$ 4,392	2.50%	0.00%	to	0.80%	-13.11%	to	-12.39%
2010	393	$14.34	to	$14.53	$ 5,682	3.43%	0.00%	to	0.80%	6.78%	to	7.63%
2009	469	$13.43	to	$13.50	$ 6,321	(a)	0.00%	to	0.80%	(a)

74

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Russell™ Large Cap Growth Index Portfolio - Class I
2013	4,646	$21.97	to	$22.81	$ 105,149	1.43%	0.00%	to	0.80%	30.93%	to	32.00%
2012	5,121	$16.78	to	$17.28	$ 87,945	1.22%	0.00%	to	0.80%	13.61%	to	14.51%
2011	5,682	$14.77	to	$15.09	$ 85,352	1.26%	0.00%	to	0.80%	3.36%	to	4.21%
2010	6,261	$14.29	to	$14.48	$ 90,408	0.65%	0.00%	to	0.80%	11.90%	to	12.77%
2009	7,095	$12.77	to	$12.84	$ 90,993	(a)	0.00%	to	0.80%	(a)
ING Russell™ Large Cap Index Portfolio - Class I
2013	66	$21.77	to	$22.61	$ 1,500	1.49%	0.00%	to	0.80%	30.99%	to	32.07%
2012	69	$16.62	to	$17.12	$ 1,187	2.23%	0.00%	to	0.80%	14.62%	to	15.60%
2011	83	$14.50	to	$14.81	$ 1,235	1.59%	0.00%	to	0.80%	1.75%	to	2.56%
2010	89	$14.25	to	$14.44	$ 1,287	3.53%	0.00%	to	0.80%	11.33%	to	12.20%
2009	107	$12.80	to	$12.87	$ 1,377	(a)	0.00%	to	0.80%	(a)
ING Russell™ Large Cap Value Index Portfolio - Class I
2013	1,288	$20.97	to	$21.77	$ 27,988	1.65%	0.00%	to	0.80%	30.82%	to	31.86%
2012	1,430	$16.03	to	$16.51	$ 23,576	1.92%	0.00%	to	0.80%	15.24%	to	16.19%
2011	1,575	$13.91	to	$14.21	$ 22,364	1.69%	0.00%	to	0.80%	0.07%	to	0.85%
2010	1,714	$13.90	to	$14.09	$ 24,141	1.51%	0.00%	to	0.80%	10.49%	to	11.38%
2009	1,935	$12.58	to	$12.65	$ 24,467	(a)	0.00%	to	0.80%	(a)
ING Russell™ Mid Cap Growth Index Portfolio - Class I
2013	81	$24.51	to	$25.44	$ 2,058	1.00%	0.00%	to	0.80%	34.15%	to	35.25%
2012	72	$18.27	to	$18.81	$ 1,357	0.77%	0.00%	to	0.80%	14.83%	to	15.75%
2011	77	$15.91	to	$16.25	$ 1,255	0.83%	0.00%	to	0.80%	-2.75%	to	-2.05%
2010	84	$16.36	to	$16.59	$ 1,386	0.31%	0.00%	to	0.80%	25.17%	to	26.26%
2009	94	$13.07	to	$13.14	$ 1,235	(a)	0.00%	to	0.80%	(a)
ING Russell™ Small Cap Index Portfolio - Class I
2013	112	$16.63	to	$17.41	$ 1,954	0.91%	0.00%	to	0.80%	37.67%	to	38.84%
2012	54	$12.08	to	$12.54	$ 674	0.89%	0.00%	to	0.80%	15.16%	to	16.00%
2011	42	$10.49	to	$10.81	$ 451	1.00%	0.00%	to	0.80%	-4.72%	to	-3.91%
2010	67	$11.01	to	$11.25	$ 751	0.57%	0.00%	to	0.80%	25.40%	to	26.40%
2009	33	$8.78	to	$8.90	$ 296	-	0.00%	to	0.80%	25.61%	to	26.60%

75

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Small Company Portfolio - Class I
2013	512	$16.04	to	$16.52	$ 8,452	0.51%	0.00%	to	0.80%	36.63%	to	37.67%
2012	537	$11.74	to	$12.00	$ 6,444	0.42%	0.00%	to	0.80%	13.65%	to	14.61%
2011	600	$10.33	to	$10.47	$ 6,284	0.41%	0.00%	to	0.80%	-3.28%	to	-2.51%
2010	646	$10.68	to	$10.74	$ 6,939	(b)	0.00%	to	0.80%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING U.S. Bond Index Portfolio - Class I
2013	220	$12.07	to	$12.63	$ 2,777	1.92%	0.00%	to	0.80%	-3.29%	to	-2.55%
2012	285	$12.48	to	$12.96	$ 3,688	2.34%	0.00%	to	0.80%	2.97%	to	3.85%
2011	329	$12.12	to	$12.48	$ 4,095	1.92%	0.00%	to	0.80%	6.32%	to	7.22%
2010	291	$11.40	to	$11.64	$ 3,391	2.80%	0.00%	to	0.80%	5.36%	to	6.11%
2009	212	$10.82	to	$10.97	$ 2,328	2.60%	0.00%	to	0.80%	5.05%	to	5.89%
ING International Value Portfolio - Class I
2013	188	$27.03	to	$30.84	$ 5,770	2.54%	0.00%	to	0.80%	20.24%	to	21.23%
2012	230	$22.48	to	$25.44	$ 5,825	2.58%	0.00%	to	0.80%	18.25%	to	19.21%
2011	280	$19.01	to	$21.34	$ 5,937	2.54%	0.00%	to	0.80%	-15.62%	to	-14.95%
2010	353	$22.53	to	$25.09	$ 8,807	1.92%	0.00%	to	0.80%	1.67%	to	2.49%
2009	466	$22.16	to	$24.48	$ 11,338	1.60%	0.00%	to	0.80%	26.12%	to	27.17%
ING MidCap Opportunities Portfolio - Class I
2013	553	$17.72	to	$31.75	$ 9,937	0.03%	0.00%	to	0.80%	30.93%	to	31.94%
2012	650	$13.43	to	$24.25	$ 8,842	0.53%	0.00%	to	0.80%	13.26%	to	14.20%
2011	771	$11.76	to	$21.41	$ 9,195	-	0.00%	to	0.80%	-1.29%	to	-0.51%
2010	912	$11.82	to	$21.69	$ 10,953	0.68%	0.00%	to	0.80%	29.26%	to	30.32%
2009	1,134	$9.07	to	$16.78	$ 10,453	0.22%	0.00%	to	0.80%	40.30%	to	41.50%
ING SmallCap Opportunities Portfolio - Class I
2013	348	$39.51	to	$69.38	$ 23,389	-	0.00%	to	0.80%	37.95%	to	39.07%
2012	374	$28.64	to	$49.89	$ 18,155	-	0.00%	to	0.80%	14.29%	to	15.17%
2011	412	$25.06	to	$43.32	$ 17,334	-	0.00%	to	0.80%	0.04%	to	0.86%
2010	459	$25.05	to	$42.95	$ 19,160	-	0.00%	to	0.80%	31.29%	to	32.32%
2009	487	$19.08	to	$32.46	$ 15,359	-	0.00%	to	0.80%	29.97%	to	31.05%

76

RELIASTAR LIFE INSURANCE COMPANY

SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

Neuberger Berman AMT Socially Responsive Portfolio® - Class I
2013	119	$18.88	to	$25.06	$ 2,991	0.71%	0.00%	to	0.80%	36.51%	to	37.62%
2012	143	$13.83	to	$18.21	$ 2,605	0.22%	0.00%	to	0.80%	10.02%	to	10.97%
2011	176	$12.57	to	$16.41	$ 2,890	0.36%	0.00%	to	0.80%	-3.83%	to	-3.07%
2010	188	$13.07	to	$16.93	$ 3,176	0.04%	0.00%	to	0.80%	21.92%	to	22.86%
2009	171	$10.72	to	$13.78	$ 2,350	1.96%	0.00%	to	0.80%	30.26%	to	31.49%

(a)	As investment Division had no investments until 2009, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2010, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2011, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2012, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2013, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Policy presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

77

FINANCIAL STATEMENTS — STATUTORY BASIS ReliaStar Life Insurance Company For the years ended December 31, 2013, 2012 and 2011 with Report of Independent Registered Public Accounting Firm

RELIASTAR LIFE INSURANCE COMPANY

Financial Statements – Statutory Basis

December 31, 2013

Contents

Report of Independent Registered Public Accounting Firm                                                              1

Audited Financial Statements – Statutory Basis

Balance Sheets – as of December 31, 2013 and 2012                                                                                                                3

Statements of Operations – for the years ended December 31, 2013, 2012 and 2011                                                         5

Statements of Changes in Capital and Surplus – or the years ended December 31, 2013, 2012 and 2011                      6

Statements of Cash Flow – for the years ended December 31, 2013, 2012 and 2011                                                          7

Notes to Financial Statements                                                                                                                                                     8

EY Building a better working world	Ernst & Young LLP Suite 1000 55 Ivan Allen Jr. Boulevard Atlanta, GA 30308	Tel: +1 404 8748300 Fax: +1 404 817 5589 ey.com

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

ReliaStar Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of ReliaStar Life Insurance Company, as of December 31, 2013 and 2012, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance (“Minnesota Division of Insurance”), which practices differ from U.S generally accepted accounting principles.  The variances between such practices and U.S. generally accepted accounting principles are described in Note 1.  The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of ReliaStar Life Insurance Company at December 31, 2013 and 2012, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2013.

A member firm of Ernst & Young Global Limited

EY Building a better working world

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company at December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance.

/s/ Ernst & Young LLP

Atlanta, Georgia

April 4, 2014

A member firm of Ernst & Young Global Limited

RELIASTAR LIFE INSURANCE COMPANY

Balance Sheets - Statutory Basis

	December 31
	2013	2012
	(In Thousands)
Admitted Assets
Cash and invested assets:
Bonds	$14,429,375	$13,972,734
Bonds - securities loaned and pledged	190,848	239,011
Mortgage loans	2,128,342	1,968,589
Contract loans	649,130	677,563
Cash and short term investments	361,480	887,590
Other invested assets	344,935	439,540
Subsidiaries	329,460	375,396
Securities lending collateral	161,571	174,376
Derivatives	103,370	143,768
Preferred stocks	33,722	33,148
Common stocks	10,685	18,543
Real estate:
Properties held for the production of income	5,000	5,162
Properties held for sale	162	—
Total cash and invested assets	18,748,080	18,935,420

Deferred and uncollected premiums, less loading (2013-$4,021; 2012-$3,697)	(113,430)	(154,294)
Accrued investment income	191,555	191,666
Reinsurance balances recoverable	304,298	258,701
Federal income tax recoverable (including $0 and $28,145 on realized capital losses at December 31, 2013 and 2012, respectively)	—	55,812
Indebtedness from related parties	14,544	37,202
Net deferred tax asset	203,663	211,642
Other assets	10,113	20,456
Separate account assets	2,262,407	1,963,501
Total admitted assets	$21,621,230	$21,520,106

The accompanying notes are an integral part of these financial statements.

3

RELIASTAR LIFE INSURANCE COMPANY

Balance Sheets - Statutory Basis

	December 31
	2013	2012
	(In Thousands, except share amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$13,129,439	$13,173,022
Accident and health reserves	163,392	197,142
Deposit type contracts	691,389	718,837
Policyholders’ funds	3,260	3,000
Dividends payable	9,590	9,875
Policy and contract claims	127,235	112,529
Total policy and contract liabilities	14,124,305	14,214,405

Interest maintenance reserve	63,677	74,184
Accounts payable and accrued expenses	116,085	123,849
Reinsurance balances	2,494,515	2,270,581
Current federal income taxes payable (including $13,813 and $0 on realized capital losses at December 31, 2013 and 2012, respectively)	21,783	—
Indebtedness to related parties	43,631	36,489
Contingency reserve	9,544	8,959
Asset valuation reserve	148,589	107,224
Net transfers from separate accounts	(31,449)	(42,233)
Derivatives	103,447	161,359
Payable for securities lending	161,571	174,376
Other liabilities	160,637	148,794
Separate account liabilities	2,262,407	1,963,501
Total liabilities	19,678,742	19,241,488

Capital and surplus:
Common stock: authorized 25,000,000 shares of $1.25 par value; 2,000,000 shares issued and outstanding	2,500	2,500
Preferred capital stock	100	100
Special surplus funds	6,241	6,935
Surplus note	100,000	100,000
Paid-in and contributed surplus	857,410	2,059,125
Unassigned surplus	976,337	110,058
Preferred capital stock, held in treasury	(100)	(100)
Total capital and surplus	1,942,488	2,278,618
Total liabilities and capital and surplus	$21,621,230	$21,520,106

The accompanying notes are an integral part of these financial statements.

4

RELIASTAR LIFE INSURANCE COMPANY

Statements of Operations – Statutory Basis

	Year ended December 31
	2013	2012	2011
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$840,256	$858,814	$886,084
Considerations for supplementary contracts with life contingencies	4,999	6,980	6,378
Net investment income	850,211	902,190	892,970
Amortization of interest maintenance reserve	1,940	(5,014)	(51,592)
Commissions, expense allowances and reserve adjustments on reinsurance ceded	345,680	(86,000)	690,682
Other revenue	88,814	103,632	108,725
Total premiums and other revenues	2,131,900	1,780,602	2,533,247

Benefits paid or provided:
Death benefits	227,974	153,246	161,471
Annuity benefits	81,061	89,305	94,126
Surrender benefits and withdrawals	985,911	935,056	1,215,804
Interest on policy or contract funds	21,689	21,906	6,721
Accident and health benefits	23,453	34,461	11,801
Other benefits	8,883	11,693	8,515
(Decrease) increase in life, annuity and accident and health reserves	(77,334)	(469,251)	315,458
Net transfers from separate accounts	(76,661)	(93,541)	(241,720)
Total benefits paid or provided	1,194,976	682,875	1,572,176

Insurance expenses and other deductions:
Commissions	252,083	345,300	403,223
General expenses	338,605	391,576	381,165
Insurance taxes, licenses and fees	60,186	61,482	60,711
Other deductions	115,129	439,577	169,538
Total insurance expenses and other deductions	766,003	1,237,935	1,014,637

Gain (Loss) from operations before policyholder dividends, federal income taxes and net realized capital losses	170,921	(140,208)	(53,566)

Dividends to policyholders	12,160	12,661	13,906

Gain (Loss) from operations before federal income taxes and net realized capital losses	158,761	(152,869)	(67,472)

Federal income tax benefit	(30,576)	(49,420)	(2,375)
Gain (Loss) from operations before net realized capital losses	189,337	(103,449)	(65,097)
Net realized capital gains (losses)	26,523	(51,832)	(17,921)
Net income (loss)	$215,860	$(155,281)	$(83,018)

The accompanying notes are an integral part of these financial statements.

5

RELIASTAR LIFE INSURANCE COMPANY

Statements of Changes in Capital and Surplus—Statutory Basis

	Year ended December 31
	2013	2012	2011
	(In Thousands)
Common stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Preferred stock:
Balance at beginning and end of year	100	100	100

Special surplus funds:
Balance at beginning of year	6,935	91,859	102,365
Reclass of gain on sale/leaseback of home property from unassigned surplus	(694)	(694)	(694)
Change in admitted deferred tax asset per SSAP 10R	—	(84,230)	(9,812)
Balance at end of year	6,241	6,935	91,859

Surplus note:
Balance at beginning and end of year	100,000	100,000	100,000

Paid-in and contributed surplus:
Balance at beginning of year	2,059,125	2,059,125	2,007,125
Permitted practice for quasi-reorganization	(618,715)	—	—
Capital contributions (returned) received	(583,000)	—	52,000
Balance at end of year	857,410	2,059,125	2,059,125

Unassigned surplus (deficit):
Balance at beginning of year	110,058	(149,164)	(133,843)
Net income (loss)	215,860	(155,281)	(83,018)
Change in net unrealized capital gains (losses)	89,410	298,451	(67,014)
Change in nonadmitted assets	68,794	226,943	61,099
Change in liability for reinsurance in unauthorized companies	1,688	1,166	4,396
Change in reserve due to change in valuation basis	—	(1,293)	—
Change in asset valuation reserve	(41,365)	12,556	(64,972)
Cumulative effect of change in accounting principle	3,230	—	(1,126)
Prior period adjustment	(2,960)	—	—
Change in net deferred income tax	(61,146)	(59,213)	(13,236)
Permitted practice for quasi-reorganization	618,715	—	—
Deferred gain on reinsurance of existing business	—	272,481	185,047
Amortization of gain on reinsurance	(30,507)	(205,474)	(38,042)
Reclass of gain on sale/leaseback of home property to special surplus	694	694	694
Dividends to stockholder	—	(130,000)	—
Change in pension and other post-employment benefits	3,866	(1,808)	851
Balance at end of year	976,337	110,058	(149,164)

Preferred capital stock held in treasury balance at beginning and end of year	(100)	(100)	(100)
Total capital and surplus	$1,942,488	$2,278,618	$2,104,320

The accompanying notes are an integral part of these financial statements.

6

RELIASTAR LIFE INSURANCE COMPANY

Statements of Cash Flow—Statutory Basis

	Year ended December 31
	2013	2012	2011
	(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$771,276	$890,158	$1,135,572
Net investment income received	899,068	1,039,245	1,005,116
Commissions and expenses paid	(699,714)	(788,344)	(925,590)
Benefits paid	(1,320,754)	(1,256,341)	(1,450,958)
Net transfers from separate accounts	84,868	93,822	231,548
Dividends paid to policyholders	(12,446)	(13,685)	(14,145)
Federal income taxes recovered (paid)	117,816	(30,883)	86,049
Miscellaneous (expense) income	(88,120)	506,606	308,277
Net cash (used in) provided by operations	(248,006)	440,578	375,869

Investment Activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	2,348,777	3,246,659	2,166,989
Stocks	10,056	13,054	7,503
Mortgage loans	343,329	516,354	325,989
Real estate	—	14,374	—
Other invested assets	333,555	602,187	186,909
Net (loss) gain on cash and short term investments	(1)	100	(182)
Miscellaneous proceeds	49,347	43,751	69,934
Total investment proceeds	3,085,063	4,436,479	2,757,142

Cost of investments acquired:
Bonds	2,853,653	3,988,153	3,183,089
Stocks	5,830	1,721	8,213
Mortgage loans	503,112	533,655	312,909
Real estate	—	57	—
Other invested assets	57,904	60,850	90,965
Miscellaneous applications	81,440	30,885	74,499
Total cost of investments acquired	3,501,939	4,615,321	3,669,675
Net decrease (increase) in contract loans	28,660	(33,111)	18,740
Net cash used in investment activities	(388,216)	(211,953)	(893,793)

Financing and Miscellaneous Activities
Other cash provided (applied):
Capital and surplus (paid out) paid-in	(583,000)	—	102,000
Net (withdrawals) deposits on deposit type contracts	(27,448)	(54,886)	58,542
Dividends paid to stockholder	—	(130,000)	—
Funds received from reinsurance	430,179	108,883	369,105
Other cash provided	290,381	60,893	57,921
Net cash provided by (used in) financing and miscellaneous activities	110,112	(15,110)	587,568
Net (decrease) increase in cash and short term investments	(526,110)	213,515	69,644
Cash and short term investments:
Beginning of year	887,590	674,075	604,431
End of year	$361,480	$887,590	$674,075

The accompanying notes are an integral part of these financial statements.

7

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

1.      Organization and Significant Accounting Policies

ReliaStar Life Insurance Company (the “Company”) is domiciled in Minnesota and is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion”), a Connecticut holding and management company.  Lion is a wholly owned subsidiary of ING U.S., Inc. (“ING US”) (“Parent”), a publicly traded corporation with its common stock listed on the New York Stock Exchange, under the symbol "VOYA." At December 31, 2013, the majority shareholder of ING US was ING Groep N.V. (“ING”), a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange, under the symbol “ING.”  The Company’s ultimate controlling person is ING.

In 2009, ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of ING US, which together with its subsidiaries, including the Company, constitutes ING’s U.S. based retirement, investment management and insurance operations.  On May 2, 2013 the common stock of ING US began trading on the New York Stock Exchange under the symbol “VOYA.”  On May 7, 2013 and May 31, 2013, ING US completed its initial public offering of common stock, including the issuance and sale by ING US of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. (“ING International”), an indirect, wholly owned subsidiary of ING and previously the sole stockholder of ING US, of 44,201,773 shares of outstanding common stock of ING US (collectively, “the IPO”).  On September 30, 2013, ING International transferred all of its shares of ING US common stock to ING.  On October 29, 2013, ING completed a sale of 37,950,000 shares of common stock of ING US in a registered public offering (“Secondary Offering”), reducing ING’s ownership in ING US to 57%.

On April 11, 2013, ING US announced plans to rebrand as Voya Financial, and in January 2014, ING US announced additional details regarding the operational and legal work associated with the rebranding.  Based on current expectations, ING US will change its legal name to Voya Financial, Inc. in April 2014, and in May 2014 its Investment Management and Employee Benefits businesses will begin using the Voya Financial brand.  In September 2014, ING US’s remaining businesses will begin using the Voya Financial brand and all remaining ING U.S. legal entities that currently have names incorporating the “ING” brand will change their names to reflect the Voya brand.  ING US anticipates that the process of changing all marketing materials, operating materials and legal entity names containing the word “ING” or “Lion” to the new brand name will take approximately 24 months.

On March 25, 2014, ING completed a sale of 30,475,000 shares of common stock of ING US in a registered public offering.  On March 25, 2014, pursuant to the terms of a share repurchase agreement between ING and ING US, ING US acquired 7,255,853 shares of its common stock from ING (the "Direct Share Buyback") (the offering and the Direct Share Buyback collectively, the "Transactions").  Upon completion of the Transactions, ING's ownership of ING US was reduced to approximately 43%.

8

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

Description of Business

The Company is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance.  The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, and Puerto Rico.

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Recently Adopted Accounting Principles and Actuarial Guidelines

Effective January 1, 2013, the Company adopted Statement of Statutory Accounting Principles (“SSAP”) No. 102, Accounting for Pensions, a Replacement of SSAP No. 89, and SSAP No. 92, Accounting for Postretirement Benefits Other Than Pensions, a Replacement of SSAP No. 14, (collectively, “SSAP No. 102/92”).  The principal provisions of these statements include the following:

▪        The unfunded benefit obligation, including nonvested participants, if any, must be recognized in surplus.

▪        Nonvested participants must be included in the projected benefit obligation for pensions, and participants not yet eligible to retire must be included in the accumulated postretirement benefit obligation for postretirement benefits other than pensions.

▪        The amortization period for gains (losses) is the average future service of all active participants for postretirement benefits other than pensions.

▪        The amortization period for new prior service cost attributed to nonvested participants is the average future service until vesting date.

▪        The measurement date is required to be year-end.

The effects on the Company’s 2013 financial statements of adopting SSAP No. 102/92 at January 1, 2013 was an increase in surplus of $3.2, and a decrease in liabilities of $9.8 and a decrease to an intangible asset of $6.6.  The adoption had no impact on net income. See Note 7 for additional disclosures required by this statement.

Effective January 1, 2012, the Company adopted SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10 (“SSAP No. 101”). SSAP No.101 changes statutory accounting for income taxes in two key areas (1) tax contingencies and (2) the admissibility of deferred tax assets.

9

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

Under SSAP No. 101, federal and foreign income tax contingencies are now determined under a modified version of SSAP No. 5R - Revised,  Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”).  Under this standard, the recognition of tax loss contingencies uses a more likely than not model.

SSAP No. 101 also provides for a three-step calculation to determine the admitted portion of adjusted gross deferred tax assets.  In the first part of the admissibility test, all filers will be allowed to use a reversal period that corresponds to the tax loss carryback provisions of the Internal Revenue Code (not to exceed three years).  In the second part of the admissibility test, the reversal period and surplus limitation parameters (one year and 10 percent or three years and 15 percent) are determined based upon risk-based capital (“RBC”) levels. Companies not meeting the minimum threshold are prohibited from admitting anything in this part of the admissibility test.  For purposes of determining test parameters, calculations of RBC or surplus thresholds will use current reporting period information.  In Step 3 of the admissibility calculation, SSAP No. 101 allows the admittance of adjusted gross deferred tax assets (after application of Steps 1 and 2) to the extent that offsetting by deferred tax liabilities of the same tax character (i.e. ordinary versus capital) would be permitted in the tax return under current tax laws. Additionally, an entity would have to consider the reversal patterns of temporary differences.  Whether or not scheduling of reversing deferred tax assets and liabilities is necessary is a matter of judgment based on the specific facts and circumstances.  The third part of the admissibility calculation under SSAP No. 101 is consistent with SSAP No. 10R, Income Taxes – A Temporary Replacement of SSAP No. 10 (“SSAP No. 10R”), except the consideration of reversal patterns of temporary difference was not explicitly stated.

There was no effect on the Company’s Balance Sheet or Statement of Operations as a result of adopting this standard.

Effective December 31, 2011, the Company adopted SSAP No. 5R.  This statement defines and establishes accounting for liabilities, contingencies and impairments of assets, particularly contingencies related to or on behalf of direct or indirect wholly owned insurance and non-insurance subsidiaries.  At inception, the Company is required to record a liability equal to the fair value of the guarantee.  If the Company subsequently determines that it is probable that payment will be required under the guarantee, the liability recorded will be an amount equal to the greater of the fair value of the guarantee or the undiscounted future payments required under the guarantee. The Company recognized a non-contingent liability of $1.3 as a result of the adoption of this statement. Capital and surplus were increased by $0.9 and there was a $0.2 impact to net income as a result of the adoption of this statement. See Note 14 for additional disclosures required by this statement.

Effective December 31, 2011, the Company adopted the modifications made to SSAP No. 22, Leases  (“SSAP No. 22”), as they relate to modification and early termination of leases.

10

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

Under the provisions of the statement, early termination or non-use of leased property benefits, are recognized at fair value as follows:

a.       Liabilities for costs to terminate a contract before the end of its term are recognized when the Company terminated in accordance with the contract terms.

b.      Liabilities for costs that will continue to be incurred under a contract for its remaining term without economic benefit are recognized as of the date the Company no longer has the right to use the leased property.  The fair value of the liability on that date will be determined based on the remaining lease rentals, adjusted for the effects of any prepaid or deferred items recognized under the lease, and reduced by estimated sublease rentals that could be reasonably obtained for the property, even if there is no intent to enter into a sublease.

The Company did not recognize a liability as a result of the adoption of this statement. There was no impact to net income.

Effective January 1, 2011, the Company adopted SSAP No. 35R, Guaranty Fund and Other Assessments (“SSAP No. 35R”).  This statement establishes statutory accounting principles for guaranty fund and other assessments.

Guaranty fund and other assessments will be expensed and a liability accrued by the Company when the following conditions are met:

a.       An assessment has been imposed or information available prior to issuance of the statutory financial statement indicates that it is probable that an assessment will be imposed.

b.      The event obligating an entity to pay an imposed or probable assessment has occurred on or before the date of the financial statements.

c.       The amount of the assessment can be reasonably estimated.

In addition, if it is probable that a paid or accrued assessment will result in an amount that is recoverable from premium tax offsets or policy surcharges, the Company will recognize an asset or liability for that recovery in an amount that is determined based on current laws, projections of future premium collections or policy surcharges from in-force policies. Any recognized asset from premium tax credits or policy surcharges will be re-evaluated regularly to ensure recoverability. Upon expiration, tax credits no longer meeting the definition of an asset will be charged to income in the period the determination is made.

The Company has re-evaluated both the liability and asset under the new guidelines established by SSAP No. 35R due to various assessments related to insolvencies. As a result of adopting this change in accounting principle, the effects on the Company’s 2011 financial statements were an increase in liabilities of $0.7 and a decrease in capital and surplus of $0.2. See Note 16 for additional disclosures required by this standard.

11

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, which practices differ from United States generally accepted accounting principles (“GAAP”). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners (“NAIC”) rating; for GAAP, such fixed maturity investments are designated at purchase as held to maturity, trading or available for sale. Held to maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in Statement of Operations for those designated as trading and as a separate component of other comprehensive income in stockholder’s equity for those designated as available for sale.

Management regularly reviews the value of the Company’s investments in bonds and mandatorily redeemable preferred stocks. If the value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other than temporary decline in value. To make this determination for each security, the following are some of the factors considered:

▪        The length of time and the extent to which the fair value has been below cost.

▪        The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.

▪        Management’s intent and ability to hold the security long enough for it to recover its value.

Based on the analysis, management makes a judgment as to whether the loss is other than temporary. If the loss is other than temporary, an impairment charge is recorded within net realized investment gains (losses) in the Statements of Operations in the period the determination is made.

The Company invests in structured securities including mortgage backed securities/ collateralized mortgage obligations, asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. For these structured securities in unrealized loss positions, management determines whether it has the intent to sell or the intent and ability to hold the security for a period of time sufficient to recover the amortized cost. If management has the intent and ability to hold the security to recovery, the Company must compare the present value of the expected future cash flows for this security to its amortized cost. If the present value of the expected future cash flows for the security is lower than its amortized cost, the security is written down to its present value of the expected future cash flows.

When an other-than-temporary impairment (“OTTI”) is recorded because there is intent to sell or a holder does not have the intent and ability to hold the security for a period of time

12

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

sufficient to recover the amortized cost basis, the security is written down to fair value. The total loss recorded is bifurcated between the interest related loss and the non-interest related loss. The interest portion shall be recorded through the interest maintenance reserve (“IMR”) and the non-interest portion shall be recorded through the asset valuation reserve (“AVR”).

For GAAP, when a decline in fair value is determined to be other-than-temporary, the loss which is calculated as the difference between the securities carrying value and fair value is recorded in net realized capital gains (losses) in its entirety or bifurcated between net realized capital gains (losses) and accumulated other comprehensive income, as appropriate.

Realized gains and losses on disposed investments are reported in the Statements of Operations, net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the Statements of Operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold.

Asset Valuation Reserves: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus.  The change in AVR is reported directly to unassigned surplus.

Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands.  The Company reports the net deferral of IMR as a liability on the accompanying balance sheets. When the net deferral of IMR is negative, the amount is reported as a component of other assets and nonadmitted.

Cash and Short-term Investments: Cash and short term investments represent cash balances, demand deposits, and short term fixed maturity investments with initial maturities of one year or less at the date of acquisition. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Derivatives: The Company follows the hedge accounting guidance in SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities (“SSAP No. 86”) for derivative transactions. Under SSAP No. 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses.  Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately. For effective cash flow hedges, changes in fair value are credited or charged directly to a separate component of shareholder’s equity rather than to income as required for fair value hedges. An embedded derivative within a contract that is not clearly

13

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

and closely related to the economic characteristics and risk of the host contract is reported at fair value, and the change in fair value is recognized in income.

Mortgage Loans:  Mortgage loans are reported at amortized cost, less write down for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the lesser of the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains (losses). Under GAAP, in addition to impairments of specific mortgage loans, a general allowance is recorded for losses not specifically identifiable.

Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula.  For periods after the adoption of SSAP No. 101, assuming minimum thresholds are met, the formula allows the Company to consider the amount of differences that will reverse over the next three years, taxes paid in prior years that could be recovered through carrybacks, surplus limits, and the amount of deferred tax liabilities available for offset. The Company is also required, under SSAP No. 101, to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on weight of available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. Any deferred tax assets not covered under the formula are nonadmitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years, including state deferred tax assets, and a valuation allowance is established if, based on the weight of the evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized.

Investments in Real Estate:  Investments in real estate are reported net of related obligations rather than on a gross basis.  Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.  Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.  Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves.  For universal life insurance and investment products, to

14

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners’ Reserve Valuation methods (“CRVM”) using statutory rates for mortality and interest.  Annuity policy and contract reserves under statutory accounting practices are calculated based upon the Commissioners’ Annuity Reserve Valuation methods (“CARVM”) using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold.  For interest sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.  Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

15

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

Gains and losses generated in certain reinsurance transactions are deferred and amortized over the remaining life of the business for GAAP purposes.  For statutory, losses are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed deferred federal income tax assets, disallowed interest maintenance reserves, non-operating system software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated.  Certain affiliated investments for which audited GAAP statements are not available or expected to be available are nonadmitted.  Under GAAP, the accounts and operations of the Company’s subsidiaries are consolidated.  All affiliated investments are included in the Consolidated Balance Sheets except to the extent they appropriately nonadmitted.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Policyholder Dividends: Policyholder dividends are recognized when declared.  Under GAAP, dividends are recognized over the term of the related policies.

Participation Fund Account: On January 3, 1989, the Minnesota Division of Insurance approved a Plan of Conversion and Reorganization ("the Plan"), which provided, among other things, for the conversion of the Company from a combined stock and mutual life insurance company to a stock life insurance company.

The Plan provided for the establishment of a Participation Fund Account ("PFA") for the benefit of certain participating individual life insurance policies and annuities issued by the Company prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets (approximately $161.5 as of  December 31, 2013) with respect to such policies are included in the Company's financial statements but are segregated in the accounting records of the Company to assure the continuation of policyholder dividend practices.

Reconciliation to GAAP: The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

16

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

Other significant accounting practices are as follows:

Investments:  Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the effective interest method.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value.  Amortized cost is determined using the effective interest method and includes anticipated prepayments.  The retrospective adjustment method is used to determine the amortized cost for the majority of loan-backed and structured securities. For certain securities the prospective adjustment method is used, including interest only securities and securities that have experienced an other-than-temporary impairment.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost.  All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at fair value or the lower of cost or fair value.

Common stocks are reported at fair value and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

The Company engages in dollar reverse repurchase agreements with mortgage-backed securities ("dollar rolls") and reverse repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company also enters into repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased.

The Company engages in securities lending whereby certain domestic securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. For certain transactions, a lending agent may be used and the agent may retain some or all of the collateral deposited by the borrower and transfer the remaining collateral to the Company. Collateral retained by the agent is invested in liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Short term investments are reported at amortized cost which approximates fair value.  Short term investments include investments with maturities between three months and one year at the date of acquisition.

17

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

Partnership interests, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee. Changes in surplus from distributions are reported in investment income.

Residual collateralized mortgage obligations, which are included in other invested assets on the balance sheet, are reported at amortized cost using the effective interest method.

Surplus notes acquired, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method. See Note 12 for additional information related to an affiliate surplus note.

Realized capital gains and losses are generally determined using the first in first out method.

Cash on hand includes cash equivalents. Cash equivalents are short term investments that are both readily convertible to cash and have an original maturity date of three months or less from date of purchase.

The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk.  For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item.  Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items.  Any unamortized gains or losses are recognized when the underlying hedged items are sold.  The unrealized gains and losses from derivatives not designated as accounting hedges are reported at fair value through surplus.  Upon termination, interest related gains and losses are included in IMR and are amortized over the remaining lives of the derivatives; other gains and losses are added to the AVR. The Company enters into the following derivatives:

Credit Contracts:

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in replication relationships.

18

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

Equity Contracts:

Options: The Company uses call and collar options to hedge the book values of retirement plan assets. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Foreign Exchange Contracts:

Currency forwards: The Company uses currency forward contracts to hedge policyholder liabilities associated with the reinsurance contracts which are linked to foreign indices. The currency fluctuations may result in a decrease in account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The Company utilizes these contracts in non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Interest Rate Contracts:

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To Be Announced securities as an economic hedge against rate movements. The Company utilizes forward contracts in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing

19

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. Swaptions are also used to hedge against an increase in the interest rate benchmarked crediting strategies within FIA contracts. Such increases may result in increased payments to contract holders of FIA contracts and the interest rate swaptions offset this increased exposure. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP No. 97”), applies to the Company’s subsidiaries, and controlled and affiliated entities (“SCA”). The Company’s insurance subsidiaries are reported at their underlying statutory basis net assets, and the Company’s non-insurance subsidiaries are reported at the underlying GAAP equity amount adjusted to a statutory basis as promulgated by the NAIC Accounting Practices and Procedures Manual. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses.  SCA entities for which audited statements are not available or expected to be available are nonadmitted. Management regularly reviews its SCA’s to determine if an other-than-temporary impairment has occurred. During this review, management makes a judgment as to whether it is probable that the reporting entity will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings.

Contract loans are reported at unpaid principal balances but not in excess of the cash surrender value.

Land is reported at cost.  Real estate occupied by the Company is reported at depreciated cost, and other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight line basis over the estimated useful lives of the properties.

Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law.  Interest rates range from 2.0% to 13.25% for 2013.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

20

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Minnesota Division of Insurance, is $48.8 billion  and $85.1 billion at December 31, 2013 and 2012, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $560.5 and $685.7 at December 31, 2013 and 2012, respectively. The Company anticipates investment income as a factor in the premium deficiency calculation in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts (“SSAP No. 54”).

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense.  Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Electronic Data Processing Equipment: Electronic data processing equipment is carried at cost less accumulated depreciation.  Depreciation for major classes of such assets is calculated on a straight line basis over the estimated useful life of the asset.

Participating Insurance: Participating business approximates less than 1% of the Company’s life insurance in force and less than 3% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales.  Dividends expense of $12.2, $12.7 and $13.9 was incurred in 2013, 2012 and 2011, respectively.

Benefit Plans: The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are

21

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

made to the plans. The Company also provides a contributory retirement plan for substantially all employees.

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2013	2012
	(In Thousands)
Net deferred tax asset	$125,565	$183,974
Deferred and uncollected premium	12,814	12,779
Litigation claim receivable	9,000	—
Health care and other amounts receivable	5,514	9,897
Other invested assets	—	11,512
Other	6,221	9,840
Total nonadmitted assets	$159,114	$228,002

Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims and claims adjustment expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2013. The Company does not discount claims and claims adjustment expense reserves.  Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2013.

Guaranteed Benefits: For variable annuity guarantees, Actuarial guideline 43 – Variable Annuity Commissioners Annuity Reserve Valuation Method (“AG43”), is followed. This guideline interprets how to apply the NAIC Commissioners’ Annuity Reserve Valuation Method to Variable Annuities (“CARVM”). The greater of the result under a single deterministic “Standard Scenario” and the average of the most severe 30% of randomly generated stochastic scenarios is held. Both reinsurance and hedging are also reflected. Taxes are not incorporated. All assumptions for the Standard Scenario are prescribed. For the stochastic scenarios, equity market returns must meet a calibration test. All other assumptions are set by the actuary using prudent best-estimates.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company. There are no product classification differences under GAAP.

22

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

Reserves related to the Company’s mortality risk are included in life and annuity reserves.  These reserves include reserves for guaranteed minimum death benefits (before reinsurance) that totaled $18.4 and $27.9 at December 31, 2013 and 2012, respectively.  The operations of the separate accounts are not included in the accompanying financial statements.

2.    Permitted Statutory Basis Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Minnesota Department of Commerce. The Minnesota Department of Commerce recognizes only statutory accounting practices prescribed or permitted by the State of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Minnesota. The Minnesota Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Department of Commerce.

On May 8, 2013, the Company, with the permission of the Minnesota Department of Commerce - Insurance Division, reallocated the gross paid-in and contributed surplus and the unassigned funds components of surplus, computed as of December 31, 2012, similar to the restatement of surplus that occurs pursuant to the prescribed accounting guidance for a quasi-reorganization under SSAP No. 72,  Surplus and Quasi-Reorganizations (“SSAP No. 72”). The reallocation resulted in a decrease to gross paid-in and contributed surplus and an increase in unassigned surplus of  $618.7. This permitted practice had no impact on net income, total capital and surplus or risk-based capital.

As of December 31, 2012 and 2011, the Company had no such permitted accounting practices.

25

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

3.    Investments

Fixed Maturities and Equity Securities

The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2013
U.S. Treasury securities and obligations of U.S. government, corporations and agencies	$1,174,204	$11,165	$35,780	$1,149,589
States, municipalities, and political subdivisions	15,671	785	166	16,290
Foreign other (par value - $2,282,022)	2,468,158	131,704	23,105	2,576,757
Foreign government (par value - $63,281)	52,313	1,982	1,287	53,008
Corporate securities	8,710,294	459,626	193,907	8,976,013
Residential mortgage backed securities	1,236,699	180,394	18,209	1,398,884
Commercial mortgage backed securities	461,080	39,607	522	500,165
Other asset backed securities	502,734	27,155	1,999	527,890
Total fixed maturities	14,621,153	852,418	274,975	15,198,596
Preferred stocks	34,174	9,463	452	43,185
Common stocks	10,832	62	209	10,685
Total equity securities	45,006	9,525	661	53,870
Total	$14,666,159	$861,943	$275,636	$15,252,466

At December 31, 2012
U.S. Treasury securities and obligations of U.S. government, corporations and agencies	$1,134,590	$88,060	$—	$1,222,650
States, municipalities, and political subdivisions	16,003	2,480	3	18,480
Foreign other (par value - $2,174,967)	2,252,143	256,078	15,618	2,492,603
Foreign government (par value - $38,890)	41,325	5,219	35	46,509
Corporate securities	8,236,962	953,323	12,863	9,177,422
Residential backed securities	1,438,580	256,948	18,364	1,677,164
Commercial mortgage backed securities	570,635	56,181	989	625,827
Other asset backed securities	524,375	51,400	1,675	574,100
Total fixed maturities	14,214,613	1,669,689	49,547	15,834,755
Preferred stocks	33,148	7,067	—	40,215
Common stocks	19,459	267	1,183	18,543
Total equity securities	52,607	7,334	1,183	58,758
Total	$14,267,220	$1,677,023	$50,730	$15,893,513

24

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

Reconciliation of bonds from amortized cost to carrying value is as follows:

	December 31
	2013	2012
	(In Thousands)
Amortized cost	$14,621,153	$14,214,613
Adjustment for below investment grade bonds	(930)	(2,868)
Carrying value	$14,620,223	$14,211,745

Reconciliation of preferred stocks from amortized cost to carrying value is as follows:

	December 31
	2013	2012
	(In Thousands)
Cost or amortized cost	$34,174	$33,148
Adjustment for below investment grade preferred stock	(452)	—
Carrying value	$33,722	$33,148

The aggregate fair value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

	Less than 6 Months Below Cost	More than 6 Months Below Cost and Less than 12 Months Below Cost	More than 12 Months Below Cost	Total
	(In Thousands)
At December 31, 2013
Fair value	$2,024,237	$2,331,783	$422,893	$4,778,913
Unrealized loss	35,150	184,966	54,859	274,975

At December 31, 2012
Fair value	$669,163	$63,265	$220,058	$952,486
Unrealized loss	13,668	7,694	28,185	49,547

25

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of investments in bonds at December 31, 2013, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Maturity:
Due in 1 year or less	$365,727	$372,429
Due after 1 year through 5 years	2,739,538	2,910,480
Due after 5 years through 10 years	4,056,559	4,158,533
Due after 10 years	5,258,816	5,330,215
	12,420,640	12,771,657
Residential mortgage-backed securities	1,236,699	1,398,884
Commercial mortgage-backed securities	461,080	500,165
Other asset-backed securities	502,734	527,890
Total	$14,621,153	$15,198,596

At December 31, 2013 and 2012, investments in certificates of deposit and bonds with an admitted asset value of $179.9 and $169.7, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

The performance of pre-2008 vintage subprime and Alt-A mortgage collateral has exhibited sustained signs of recovery, after struggling through a multi-year correction in nationwide home values. While collateral losses continue to be realized, serious delinquencies and other measures of performance, like prepayments and severities, have displayed sustained periods of improvement. Reflecting these fundamental improvements, related bond prices and sector liquidity increased substantially since the credit crisis.  Despite these improvements, the sector remains susceptible to various market risks.  For example, in the third quarter of 2013, the upward momentum in bond prices and market liquidity was disrupted, at least in part, by the pick-up in interest rate volatility.  As this volatility dissipated, prices and liquidity recovered into the end of the year, supported by strength in the US economy and, more specifically, the housing market. In managing risk exposure to subprime and Alt-A mortgages, collateral performance and structural characteristics associated with the Company's various positions are taken into account.

The Company does not originate or purchase subprime or Alt-A whole-loan mortgages. The Company does have exposure to RMBS and ABS.  Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A mortgages to include the following: residential mortgage loans to customers who have strong credit profiles but lack some element(s), such as documentation to substantiate income; residential mortgage loans to borrowers that would otherwise be classified as prime but whose loan

26

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

structure provides repayment options to the borrower that increase the risk of default; and any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime.

The following table summarizes the Company’s exposure to subprime mortgage backed securities and Alt-A mortgage backed securities through other investments:

	Actual Cost	Book/Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
	(In Thousands)
December 31, 2013
Residential mortgage-backed securities	$70,147	$65,966	$76,911	$703
Structured securities	56,716	59,582	60,424	—
Total	$126,863	$125,548	$137,335	$703

December 31, 2012
Residential mortgage-backed securities	$84,442	$80,419	$90,116	$2,289
Structured securities	67,429	70,841	67,162	255
Total	$151,871	$151,260	$157,278	$2,544

December 31, 2011
Residential mortgage-backed securities	$101,315	$95,372	$89,798	$2,730
Structured securities	77,036	79,328	64,223	493
Total	$178,351	$174,700	$154,021	$3,223

The Company did not have underwriting exposure to subprime mortgage risk through investments in subprime mortgage loans, mortgage guaranty or financial guaranty insurance coverage as of December 31, 2013.

Transfer of Alt-A RMBS Participation Interest

In the first quarter of 2009, ING reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Kingdom of the Netherlands (the “Dutch State”) on the Illiquid Assets Back-Up Facility (the “Back-Up Facility”) covering 80% of ING's Alt-A RMBS. Under the terms of the Back-Up Facility, a full credit risk transfer to the Dutch State was realized on 80% of ING's Alt-A RMBS owned by ING Bank, FSB and certain subsidiaries of ING US, including the Company with an aggregate book value of $36 billion, including book value of $665 million of the Alt-A RMBS portfolio owned by the Company (with respect to the Company's portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”). As a result of the risk transfer, the Dutch State participates in 80% of any results of the ING Alt-A RMBS portfolio. The risk transfer to the Dutch State took place at a discount of approximately 10% of par value. In addition, under the Back-Up Facility, other fees are paid by the Company and the Dutch State. Each ING

27

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

company participating in the ING-Dutch State Transaction, including the Company remains the legal owner of 100% of its Alt-A RMBS portfolio and remains exposed to 20% of any results on its portfolio. The ING-Dutch State Transaction closed on March 31, 2009, with the risk transfer to the Dutch State taking effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company's Designated Securities Portfolio, the Company entered into a participation agreement with our affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the Company conveyed to ING Support Holding an 80% participation interest in our Designated Securities Portfolio and agreed to pay a periodic transaction fee, and received, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company's Designated Securities Portfolio among, ING, ING Support Holding and the Dutch State (the “Company Back-Up Facility”). Under the Company Back-Up Facility, the Dutch State is obligated to pay certain periodic fees and make certain periodic payments with respect to the Company's Designated Securities Portfolio, and ING Support Holding is obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions it receives with respect to the 80% participation interest in the Company's Designated Securities Portfolio. The amount of the obligation as of December 31, 2011 was $334.3.

On November 13, 2012, ING, ING Support Holding, ING Bank N.V. (“ING Bank”) and the Company entered into restructuring arrangements with the Dutch State, which closed the following day (the “Termination Agreement”). Pursuant to these restructurings, the Company sold the Dutch State Obligation, with a carrying value of $269.1 to ING Support Holding at fair value and transferred legal title to 80% of the securities subject to the Alt-A Back-up Facility to ING Bank. The restructuring resulted in an immaterial pre-tax loss.

Following the restructuring transaction, the Company continues to own 20% of the Alt-A RMBS from the first transaction. The Company has the right to sell these securities, subject to a right of first refusal granted to ING Bank.

Mortgage Loans and Real Estate

All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system.

Our mortgage loans on real estate are all commercial mortgage loans, held for investment, which totaled $2,128.3 and $1,968.6 as of December 31, 2013 and 2012, respectively. The carrying value of these loans is reported at amortized cost, less impairment write-downs.

The maximum and minimum lending rates for long-term mortgage loans acquired or made during 2013 were 7.0% and 3.0%.

28

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

Taxes, assessments and any amounts advanced and not included in the mortgage loan total were $0.0 and $0.0 as of December 31, 2013 and 2012, respectively.

Property insurance is required on all collateral securing commercial real estate mortgage loans. Generally the coverage is “all risk” at a level equal to the replacement cost of the improvements. Additional coverage may be required to cover flood, windstorm and other risks associated with collateral type, use and location.

During 2013, the maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 72.8% on commercial properties.

29

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

The following table shows an age analysis of mortgage loans by type as of December 31, 2013 and 2012:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2013
Recorded investment (all)
Current	$—	$—	$—	$—	$2,123,192	$—	$2,123,192
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	5,150	—	5,150
180+ Days Past Due	—	—	—	—	—	—	—
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—%	—%	—%	—%	—%	—%	—%

December 31, 2012
Recorded investment (all)
Current	$—	$—	$—	$—	$1,968,589	$—	$1,968,589
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	—	—	—
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—%	—%	—%	—%	—%	—%	—%

30

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

The following table shows investments in impaired mortgage loans held by the Company with or without an allowance for credit losses as of December 31, 2013 and 2012:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
	(In Thousands)
December 31, 2013
With Allowance for Credit Losses	$—	$—	$—	$—	$—	$—	$—
No Allowance for Credit Losses	—	—	—	—	23,285	—	23,285

December 31, 2012
With Allowance for Credit Losses	$—	$—	$—	$—	$—	$—	$—
No Allowance for Credit Losses	—	—	—	—	2,311	—	2,311

31

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

The following table shows investments in impaired mortgage loans held by the Company and the related average recorded investment, the interest income recognized and the investments on nonaccrual status pursuant to SSAP No. 34, Investment Income Due and Accrued as of December 31, 2013, 2012 and 2011:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
	(In Thousands)
December 31, 2013
Average recorded investment	$—	$—	$—	$—	$12,798	$—	$12,798
Interest income recognized	—	—	—	—	755	—	755
Recorded Investments on nonaccrual status	—	—	—	—	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	746	—	746

December 31, 2012
Average recorded investment	$—	$—	$—	$—	$2,334	$—	$2,334
Interest income recognized	—	—	—	—	208	—	208
Recorded Investments on nonaccrual status	—	—	—	—	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	208	—	208

December 31, 2011
Average recorded investment	$—	$—	$—	$—	$3,010	$—	$3,010
Interest income recognized	—	—	—	—	260	—	260
Recorded Investments on nonaccrual status	—	—	—	—	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	269	—	269

The Company recognizes interest income on its impaired loans upon receipt.

The Company has no allowances for credit losses as of December 31, 2013 and 2012.

On June 14, 2012, the Company announced an agreement with Cognizant Technology Solutions U.S. Corporation (“Cognizant”) under which Cognizant will provide business processing and operations services related to the Company. Under the terms of the seven-year agreement, Cognizant made offers of employment to more than 1,000 employees of ING US in Minot, North Dakota and Des Moines, Iowa. On August 16, 2012, in conjunction with the outsourcing of employees, the Company sold two home office buildings and a subdivided portion of land in Minot to Cognizant for $14.4 in cash. The Company recognized a gain of $6.1 associated with this sale for the year ended 2012. As part of the transaction, the

32

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

Company retained 36.6 acres of undeveloped land from the existing site.  Based on the strong economic activity in the Minot area, an agreement was signed by the Company on March 20, 2013, to market the land for sale as the Company does not have a need to retain it.

As of December 31, 2013, the Company has not yet sold, but has the real estate investment in the 36.6 acres of undeveloped land classified as held for sale.  There is no impact to the financial statements as a result of this change.

Wash Sales

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to re-balance individual portfolios within the Company. There are no transactions to report for 2013 and  2011. The table below summarizes the number of transactions, book value, and gain/loss of the Company’s financial instruments with securities sold and reacquired within 30 days of the sale date during 2012:

	Description	NAIC Rating	Number of Transactions	Book Value	Cost of Securities Repurchased	Gain
				(In Thousands)

2012	Bonds	4	9	$479	$506	$33

Net Realized Capital Gains and Losses

Realized capital gains (losses) gains are reported net of federal income taxes and amounts transferred to the IMR are as follows:

	December 31
	2013	2012	2011
	(In Thousands)
Realized capital gains (losses)	$8,313	$156,818	$(83,474)
Amount transferred to IMR (net of related taxes of
($4,612) in 2013, $91,013 in 2012 and ($25,185) in 2011)	8,566	(169,023)	46,772
Federal income tax benefit (expense)	9,644	(39,627)	18,781
Net realized capital losses	$26,523	$(51,832)	$(17,921)

Realized capital losses include losses of $15.2, $26.3 and $102.1 related to securities that have experienced an other than temporary decline in value during 2013, 2012 and 2011, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $1.2 billion, $2.2 billion and $1.2 billion in 2013, 2012 and 2011, respectively.  Gross gains

33

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

of $23.8, $254.5 and $40.7 and gross losses of $14.7, $8.6 and $28.1 during 2013, 2012 and 2011, respectively, were realized on those sales.  A portion of the gains and losses realized in 2013, 2012 and 2011 has been deferred to future periods in the IMR.

During 2013, the Company received a distribution of cash and securities in conjunction with a Lehman Brothers bankruptcy settlement ("Lehman Recovery").  In 2008, Lehman Brothers acted as a prime broker for assets held in a partnership owned by the Company. These partnership assets were subsequently written down to the then-assumed realizable value. The amount of the distributions in excess of the book value of these assets of $41.2 is being recognized as net realized capital gains in the 2013 Statement of Operations.

The following table discloses, in aggregate, the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R, Loan-backed and Structured Securities (“SSAP No. 43R”) due to intent to sell or inability or lack of intent to hold to recovery in 2013:

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
	(In Thousands)
Fourth quarter:
Aggregate intent to sell	$1,123	$127	$—	$996
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$1,123	$127	$—	$996

Total	N/A	$127	$—	N/A

There were no OTTI’s recognized by the Company in the first, second or third quarters of 2013 due to intent to sell or lack of intent to hold to recovery.

34

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

The following table discloses, in aggregate, the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R, Loan-backed and Structured Securities (“SSAP No. 43R”) due to intent to sell or inability or lack of intent to hold to recovery in 2012:

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$2,506	$128	$—	$2,378
Aggregate inability or lack of intent to hold to recovery	1,088	13	—	1,075
Total first quarter	$3,594	$141	$—	$3,453

Second quarter:
Aggregate intent to sell	$23,689	$1,024	$—	$22,665
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$23,689	$1,024	$—	$22,665

Total	N/A	$1,165	$—	N/A

There were no OTTI’s recognized by the Company in the third or fourth quarters of 2012 due to intent to sell or inability or lack of intent to hold to recovery.

35

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery in 2011:

	Amortized Cost Basis Before OTTI	Other-than-Temporary Impairments
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$61,590	$7,425	$—	$54,165
Aggregate inability or lack of intent to hold to recovery	17,081	3,447	—	13,634
Total first quarter	$78,671	$10,872	$—	$67,799

Second quarter:
Aggregate intent to sell	$157,638	$16,794	$—	$140,844
Aggregate inability or lack of intent to hold to recovery	294	68	—	226
Total second quarter	$157,932	$16,862	$—	$141,070

Third quarter:
Aggregate intent to sell	$68,409	$9,378	$—	$59,031
Aggregate inability or lack of intent to hold to recovery	74,786	14,803	—	59,983
Total third quarter	$143,195	$24,181	$—	$119,014

Fourth quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	103,568	5,165	—	98,403
Total fourth quarter	$103,568	$5,165	$—	$98,403

Total	N/A	$57,080	$—	N/A

36

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

The following table discloses in detail the OTTI’s due to present value of cash flows being less than amortized cost recognized by the Company in accordance with structured securities subject to SSAP No. 43R, exclusive of intent impairments, in 2013:

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
	(In Thousands)
02660TEL3	$104	$103	$1	$103	$68	3/31/2013
059487AA6	347	341	6	341	331	3/31/2013
05948KZF9	357	353	4	353	276	3/31/2013
059496AC3	3,156	3,129	27	3,129	3,128	3/31/2013
05951VAV1	298	294	4	294	260	3/31/2013
12667FWU5	1,151	1,141	10	1,141	1,139	3/31/2013
12667GCC5	410	408	2	408	263	3/31/2013
12667GTM5	644	634	10	634	525	3/31/2013
126694GU6	12,873	12,697	176	12,697	12,572	3/31/2013
12669GJB8	434	432	2	432	373	3/31/2013
16165MAD0	642	623	19	623	454	3/31/2013
17307GZK7	463	463	—	463	461	3/31/2013
225458PN2	1,316	1,298	18	1,298	1,145	3/31/2013
32051SAA7	759	662	97	662	588	3/31/2013
39539GAB8	39	33	6	33	10	3/31/2013
52521JAP4	245	5	240	5	5	3/31/2013
75116CAA4	582	572	10	572	423	3/31/2013
76110H2X6	802	794	8	794	590	3/31/2013
761118QM3	608	603	5	603	478	3/31/2013
78473NAC7	10,934	10,572	362	10,572	10,572	3/31/2013
86359DUT2	1,033	1,025	8	1,025	759	3/31/2013
92925DAA8	1,115	1,105	10	1,105	1,064	3/31/2013
93362YAA0	2,019	2,015	4	2,015	2,005	3/31/2013
933635AA2	1,114	1,110	4	1,110	1,065	3/31/2013
933638AC2	177	176	1	176	172	3/31/2013
9393366D0	397	394	3	394	326	3/31/2013
93934FAA0	76	74	2	74	62	3/31/2013
93934FGJ5	356	344	12	344	333	3/31/2013
93934FPP1	840	836	4	836	830	3/31/2013
93934FQQ8	18	17	1	17	9	3/31/2013
93935DAA4	884	876	8	876	792	3/31/2013
02660TEL3	98	82	16	82	68	6/30/2013
05948KZF9	331	327	4	327	250	6/30/2013
05951VAV1	285	280	5	280	244	6/30/2013
12667GCC5	406	383	23	383	312	6/30/2013
12667GTM5	595	588	7	588	472	6/30/2013

37

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

126694YL6	21	6	15	6	5	6/30/2013
12669GJB8	419	416	3	416	362	6/30/2013
16165MAD0	585	580	5	580	422	6/30/2013
225458PN2	1,231	1,217	14	1,217	1,048	6/30/2013
31393DKN0	233	200	33	200	200	6/30/2013
31393YD28	16	8	8	8	8	6/30/2013
31396LHY9	2,187	1,688	499	1,688	1,687	6/30/2013
31396P2W0	162	106	56	106	106	6/30/2013
31397PMB3	2,490	2,051	439	2,051	2,051	6/30/2013
31398FR52	2,256	1,556	700	1,556	1,556	6/30/2013
32051G2F1	1,261	1,261	—	1,261	1,249	6/30/2013
38374XYX7	31	30	1	30	30	6/30/2013
39539GAB8	25	24	1	24	8	6/30/2013
57643MMM3	1,354	1,339	15	1,339	1,335	6/30/2013
75116CAA4	543	541	2	541	408	6/30/2013
76110H2X6	728	715	13	715	560	6/30/2013
761118QM3	591	559	32	559	471	6/30/2013
933635AA2	1,091	1,089	2	1,089	1,054	6/30/2013
9393366D0	384	379	5	379	298	6/30/2013
93934FAA0	72	70	2	70	60	6/30/2013
93934FPP1	820	815	5	815	786	6/30/2013
93934FQQ8	13	12	1	12	5	6/30/2013
12667GTM5	558	552	6	552	449	9/30/2013
16165MAD0	550	542	8	542	397	9/30/2013
17307GZK7	413	411	2	411	391	9/30/2013
225458PN2	1,156	1,155	1	1,155	987	9/30/2013
3137GADJ3	1,183	1,035	148	1,035	1,035	9/30/2013
31393DKN0	172	149	23	149	149	9/30/2013
31396P2W0	177	117	60	117	117	9/30/2013
362351AB4	613	606	7	606	500	9/30/2013
38374XYX7	20	18	2	18	18	9/30/2013
38377DEK8	320	278	42	278	278	9/30/2013
39539GAB8	20	19	1	19	4	9/30/2013
76110H2X6	686	683	3	683	542	9/30/2013
86359DUT2	944	932	12	932	795	9/30/2013
92925DAA8	1,042	1,042	—	1,042	1,033	9/30/2013
93362YAA0	1,892	1,884	8	1,884	1,855	9/30/2013
933635AA2	1,048	1,031	17	1,031	1,014	9/30/2013
93364CAA6	1,379	1,366	13	1,366	1,265	9/30/2013

38

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

93934FAA0	68	68	—	68	62	9/30/2013
939355BR3	2,182	2,165	17	2,165	2,147	9/30/2013
94983JAC6	2,444	2,419	25	2,419	2,398	9/30/2013
05948KZF9	266	265	1	265	220	12/31/2013
12667FVZ5	892	892	—	892	892	12/31/2013
12667GTM5	539	534	5	534	435	12/31/2013
126694GU6	10,887	10,610	277	10,610	10,452	12/31/2013
12669GJB8	402	402	—	402	363	12/31/2013
17307GZK7	5,208	5,181	27	5,181	5,127	12/31/2013
225458PN2	1,118	1,110	8	1,110	950	12/31/2013
31394BHF4	3	2	1	2	2	12/31/2013
32051SAA7	601	526	75	526	526	12/31/2013
38374XYX7	2	2	—	2	2	12/31/2013
39539GAB8	16	16	—	16	3	12/31/2013
76110H2X6	625	624	1	624	496	12/31/2013
761118QM3	545	471	74	471	471	12/31/2013
93364CAA6	1,352	1,336	16	1,336	1,276	12/31/2013
9393366D0	368	366	2	366	289	12/31/2013
93934FAA0	65	64	1	64	59	12/31/2013
93934FGJ5	308	306	2	306	289	12/31/2013
			$3,855

The total amount of OTTI’s recognized by the Company arising from the present value of expected cash flows being less than the amortized cost of structured securities subject to SSAP No. 43R was $3.9, $8.6 and $15.9 in 2013, 2012 and 2011, respectively.

The following table discloses, in the aggregate, all structured securities in an unrealized loss position subject to SSAP No. 43R for which an OTTI has not been recognized in earnings as a realized loss, including securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains:

	December 31, 2013
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses

	(In Thousands)
Less than 12 months	$9,921	$388,526
Greater than 12 months	10,809	103,131
Total	$20,730	$491,657

39

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

During 2013, the Company had impairments on joint venture, partnerships and limited liability company holdings where the market value was less than 90% of book value, and it was determined that the decline below book value was not recoverable. The fair value of these investments is based upon the Company’s overall proportional ownership interest in the underlying partnership. The investment and the amount of the impairment in 2013 are as follows:

Description	Amount of Impairment
(In Thousands)
BERKSHIRE FUNDS IV, LP PRVT	$53
CASTLE HALAN PARTNERS IV, LP PRVT	124
COLUMN GTC FUND I LLC PRVT	222
ENERVEN COMPRESSION LLC (BALP) PRVT	5,727
GARNET FUND XVII, LLC PRVT	638
J.W. CHILDS EQUITY PARTNERS II , L PRVT	127
POMONA CAPITAL V, LP PRVT	350
$7,241

For the years ended December 31, 2012 and 2011, realized capital losses include $16.6 and $1.8, respectively, related to Limited Partnerships that have experienced an other than temporary decline in value.

Investment Income

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2013	2012	2011
	(In Thousands)
Income:
Equity securities	$2,630	$3,341	$4,015
Bonds	751,071	808,396	814,332
Mortgage loans	111,482	117,540	119,509
Derivatives	(15,369)	(18,603)	(32,721)
Contract loans	35,183	36,326	38,107
Real estate	239	752	995
Other	1,124	(5,535)	(12,261)
Total investment income	886,360	942,217	931,976
Investment expenses	(36,149)	(40,027)	(39,006)
Net investment income	$850,211	$902,190	$892,970

40

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

Affiliate Surplus Note

On December 29, 2004, ING USA Annuity and Life Insurance Company (“ING USA”) issued a 6.3% surplus note in the amount of $175.0 to the Company. The note matures on December 29, 2034 and is included in other invested assets on the balance sheets. Since the surplus note does not have an NAIC rating of 1, per SSAP No. 41, Surplus Notes, Paragraph 10.b.i.(b), a statement factor was established for the surplus note of 1.0 as a multiple of the face amount for the years ended 2013 and 2012, respectively.

The carrying value of the surplus note at December 31, 2013 and 2012 was $175.0 and $175.0, respectively. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. For the years ended December 31, 2013, 2012 and 2011, interest paid was $11.1, $11.1 and $11.1, respectively.

Reverse Repurchase Agreements and Securities Lending

The Company engages in dollar reverse repurchase agreements with mortgage-backed securities ("dollar rolls") and reverse repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.  As of December 31, 2013 the Company did not have any securities pledged in dollar rolls and reverse repurchase agreement transactions.

The Company also enters into repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. As of December 31, 2013 the Company did not have any securities pledged under repurchase agreements.

The Company engages in securities lending whereby certain domestic securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. For certain transactions, a lending agent may be used and the agent may retain some or all of the collateral deposited by the borrower and transfer the remaining collateral to the Company. Collateral retained by the agent is invested in liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

The Company had loaned securities, which are reflected as invested assets on the balance sheets, with a fair value of approximately $156.9 and $169.7 at December 31, 2013 and 2012, respectively.

41

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

The aggregate amount of collateral received, by specific time period, for securities lending agreements at December 31, 2013 and 2012 are shown below. The Company does not have any repurchase agreements and does not participate in dollar repurchase transactions.

	2013	2012
	(In Thousands)
Open	$161,571	$174,376
30 days or less	—	—
31 to 60 days	—	—
61 to 90 days	—	—
Greater than 90 days	—	—
Securities received		—
Total collateral received	$161,571	$174,376

The Company uses cash collateral received for income generation and general liquidity purposes. At the end of the loan term, the Company will take back its securities, and the counterparty will receive the amount loaned, together with the agreed upon interest.

The aggregate amount of collateral reinvested, by specific time period, for securities lending agreements at December 31, 2013 and 2012 are shown below. The Company does not have any repurchase agreements and does not participate in dollar repurchase transactions.

	2013		2012
	Securities Lending		Securities Lending
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
(In Thousands)
Open	$—	$—	$174,385	$174,385
30 days or less	161,575	161,575	—	—
31 to 60 days	—	—	—	—
61 to 90 days	—	—	—	—
91 to 120 days	—	—	—	—
121 to 180 days	—	—	—	—
181 to 365 days	—	—	—	—
1 to 2 years	—	—	—	—
2 to 3 years	—	—	—	—
Greater than 3 years	—	—	—	—
Securities received	—	—	—	—
Total collateral reinvested	$161,575	$161,575	$174,385	$174,385

The maturity dates of the liabilities appropriately match the invested assets in the securities lending program.

42

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

There were no amounts held as collateral for transactions that extend beyond one year at December 31, 2013 and 2012.

Restricted Assets

The following table shows assets pledged as collateral or restricted at December 31, 2013:

	Gross Restricted
	General Account		Total Assets	Total From Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*
	(In Thousands)
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	0.0%	0.0%
Collateral held under security lending agreements	157,456	—	157,456	164,747	(7,291)	157,456	0.7%	0.7%
Subject to repurchase agreements	—	—	—	—	—	—	0.0%	0.0%
Subject to reverse repurchase agreements	—	—	—	—	—	—	0.0%	0.0%
Subject to dollar repurchase agreements	—	—	—	—	—	—	0.0%	0.0%
Subject to dollar reverse repurchase agreements	—	—	—	—	—	—	0.0%	0.0%
Placed under option contracts	—	—	—	—	—	—	0.0%	0.0%
Letter stock or securities restricted as to sale	10,000	—	10,000	10,000	—	10,000	0.0%	0.0%
On deposit with state	179,853	—	179,853	169,742	10,111	179,853	0.8%	0.8%
On deposit with other regulatory bodies	—	—	—	—	—	—	0.0%	0.0%
Pledged as collateral not captured in other categories
Derivative Pledged Collateral	33,392	—	33,392	74,264	(40,872)	33,392	0.2%	0.2%
FHLB Collateral	290,832		290,832	323,785	(32,953)	290,832	1.3%	1.3%
Subtotal	324,224	—	324,224	398,049	(73,825)	324,224	1.5%	1.5%
Total restricted assets	$671,533	$—	$671,533	$742,538	$(71,005)	$671,533	3.0%	3.0%

* Subset of Total General Account Gross Restricted Assets

There were no restricted assets within the separate accounts at December 31, 2013.

43

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

The following table shows assets pledged as collateral or restricted at December 31, 2012:

	Gross Restricted
	General Account		Total Assets	Total From Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*
	(In Thousands)
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	0.0%	0.0%
Collateral held under security lending agreements	164,747	—	164,747	82,195	82,552	164,747	0.8%	0.8%
Subject to repurchase agreements	—	—	—	—	—	—	0.0%	0.0%
Subject to reverse repurchase agreements	—	—	—	—	—	—	0.0%	0.0%
Subject to dollar repurchase agreements	—	—	—	—	—	—	0.0%	0.0%
Subject to dollar reverse repurchase agreements	—	—	—	—	—	—	0.0%	0.0%
Placed under option contracts	—	—	—	—	—	—	0.0%	0.0%
Letter stock or securities restricted as to sale	10,000	—	10,000	10,050	(50)	10,000	0.0%	0.0%
On deposit with state	169,742	—	169,742	166,384	3,358	169,742	0.8%	0.8%
On deposit with other regulatory bodies	—	—	—	—	—	—	0.0%	0.0%
Pledged as collateral not captured in other categories
Derivative pledged collateral	74,264	—	74,264	68,629	5,635	74,264	0.3%	0.3%
FHLB Collateral	323,785	—	323,785	337,158	(13,373)	323,785	1.5%	1.5%
Subtotal	398,049	—	398,049	405,787	(7,738)	398,049	1.8%	1.8%
Total restricted assets	$742,538	$—	$742,538	$664,416	$78,122	$742,538	3.4%	3.4%

* Subset of Total General Account Gross Restricted Assets

There were no restricted assets within the separate accounts at December 31, 2012.

Low-Income Housing Tax Credits

The Company had a carrying value of $1.7 in Low-Income Housing Tax Credits (“LIHTC”) at December 31, 2013. The tax credits are projected to expire in 2020. The Company is unaware of any current regulatory reviews of the LIHTC property.

During 2013, the Company decided to dispose of certain LIHTC as a means of exiting this asset class. Losses of $21.2 are recognized in net realized capital (losses) on the statement of operations.

There were impairments on LIHTC in the amount of $0.9 during 2013.  Each quarter the book value of the LIHTC is compared to the present value of the future tax benefits

44

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

discounted at the U.S. Treasury obligation of a similar duration to determine if an impairment exists.  As of December 31, 2013, all impaired LIHTC were disposed.

During 2012, a determination was made by the Company that future tax benefits would not be received as anticipated. In accordance with SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments (“SSAP No. 93”) the Company compared the present value of future tax benefits, discounted at the US Treasury rate for a familiar duration, to the current book value. The LIHTC were impaired down to the value calculated from this process. As a result, the Company recognized an impairment of $14.7 in 2012.

Troubled Debt Restructuring

The Company has high quality, well performing, portfolios of commercial mortgage loans and private placement debts. Under certain circumstances, modifications to these contracts are granted.  Each modification is evaluated as to whether troubled debt restructuring has occurred.  A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions.  Generally, the types of concessions may include: reduction of the face amount or maturity amount of the debt as originally stated, reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

As of December 31, 2013, the Company had 21 commercial mortgage loan troubled debt restructurings with pre-modification and post-modification carry value of $22.1.

Of the 21 commercial mortgage loans, 20 comprise a portfolio of cross-defaulted, cross-collateralized loans made to single asset limited liability companies which are all owned by the same sponsor. Between the date of the troubled debt restructuring and December 31, 2013, these loans have repaid $1.0 in principal.

As of the years ended December 31, 2013 and 2012, the Company’s total recorded investment in restructured debts was $21.0 and $0.0, respectively.  The Company realized losses related to these investments of $0.0, $0.0, and $3.1 during 2013, 2012, and 2011, respectively.

The Company has no contractual commitments to extend credit to debtors owing receivables whose terms have been modified in troubled debt restructurings.

45

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

The Company accrues interest income on impaired loans to the extent it is deemed collectible, that is delinquent less than 90 days, and the loan continues to perform under its original or restructured contractual terms.  Interest income on non-performing loans is generally recognized on a cash basis.

4.    Derivative Financial Instruments Held for Purposes Other than Trading

Upfront fees paid or received on derivative contracts are included on the balance sheets as an asset or liability and are being amortized to investment income over the remaining terms of the contracts.

Periodic payments from such contracts are included in investment income on the statements of operations.  Accrued amounts payable to or receivable from counterparties are included in other liabilities or accrued investment income on the balance sheet.  Gains or losses realized as a result of early terminations are recognized in income in the statement of operations or deferred into IMR and amortized into investment income.

Derivatives that are designated as being in an effective hedging relationship are reported in a manner that is consistent with the hedged asset or liability.  Derivative contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges.  Changes in the fair value of derivatives not designated in effective hedging relationships are recorded as unrealized gains and losses in surplus.

The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

Under the terms of the Company’s Over-The-Counter ("OTC") Derivative International Swaps and Derivatives Association, Inc. ("ISDA ") agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported on the balance sheet. As of December 31, 2013, the Company held $23.1 and $8.4, of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2013, the Company delivered securities as collateral of

46

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

$33.4.  As of December 31, 2012, the Company held $25.1 of net cash collateral and pledged securities as collateral of $74.3 related to derivative contracts.

The Company sells credit default swap protection, in conjunction with other investments, to replicate the income characteristics of otherwise permitted investments. The standard contract is five or seven years. In the event of default of the reference entity, the Company would be required to pay the notional amount of contract. At December 31, 2013, the total amount would be $450.0.

The table below summarizes the Company’s derivative contracts, which are reflected as invested assets and a liability on the Balance Sheets, at December 31, 2013 and 2012:

	Notional	Carrying	Fair
	Amount	Value	Value
	(In Thousands)
December 31, 2013
Derivative contracts:
Credit contracts	$450,000	$(5,238)	$9,386
Equity contracts	34,974	1,578	1,578
Foreign exchange contracts	182,750	26	(3,536)
Interest rate contracts	6,991,987	3,557	(25,761)
Total derivatives	$7,659,711	$(77)	$(18,333)

December 31, 2012
Derivative contracts:
Credit contracts	$461,000	$(7,175)	$5,358
Equity contracts	36,428	1,089	1,089
Foreign exchange contracts	160,914	111	(16,689)
Interest rate contracts	8,384,632	(11,616)	(56,736)
Total derivatives	$9,042,974	$(17,591)	$(66,978)

The net loss recognized by the Company in unrealized gains and losses for the year ended December 31, 2013 resulting from derivatives that no longer qualify for hedge accounting is $0.0.

5.    Concentrations of Credit Risk

The Company held below investment grade corporate bonds with an aggregate book value of $739.0 and $908.8 and an aggregate market value of $798.0 and $996.1 at December 31, 2013 and 2012, respectively. Those holdings amounted to 5.1% of the Company’s investments in bonds and 3.8% of total admitted assets at December 31, 2013. The holdings

47

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds of $0.4 billion and $0.3 billion with an aggregate NAIC fair value of $0.4 billion and $0.3 billion at December 31, 2013 and 2012, respectively. The carrying value of these holdings amounted to 2.5% of the Company’s investment in bonds and 1.9% of the Company’s total admitted assets at December 31, 2013.

The Company's commercial mortgage loan portfolio is diversified by geographic region and property type to manage concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including a review of loan-specific credit, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. This review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

The Company rates all commercial mortgages to quantify the level of risk. The Company places those loans with higher risk on a watch list and closely monitors these loans for collateral deficiency or other credit events that may lead to a potential loss of principal and/or interest.

48

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of commercial mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. An LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the value of the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income (loss) to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above. LTV and DSC ratios as of the dates indicated are presented below:

	2013		2012
	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Origination Loan-to-Value
0% - 50%	$536,576	25.2%	$575,750	29.2%
50% - 60%	499,233	23.5%	505,055	25.7%
60% - 70%	1,004,388	47.2%	821,701	41.7%
70% - 80%	88,145	4.1%	66,083	3.4%
Total	$2,128,342	100.0%	$1,968,589	100.0%

Debt Service Coverage Ratio
Greater than 1.5x	$1,474,852	69.3%	$1,364,792	69.3%
1.25x to 1.5x	276,045	13.0%	288,762	14.7%
1.0x to 1.25x	263,559	12.4%	186,773	9.5%
Less than 1.0x	113,811	5.3%	128,262	6.5%
Not Applicable	75	—%	—	—%
Total	$2,128,342	100.0%	$1,968,589	100.0%

If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

49

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company's mortgage loan portfolio diversification by property type:

	As of December 31, 2013		As of December 31, 2012
Property Type	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Apartments	$268,305	12.6%	$177,134	9.0%
Hotel/Motel	128,908	6.1%	102,516	5.2%
Industrial	622,113	29.2%	752,746	38.3%
Mixed Use	34,414	1.6%	14,395	0.7%
Office	286,440	13.4%	288,453	14.7%
Other	88,553	4.2%	81,342	4.1%
Retail	699,609	32.9%	552,003	28.0%
Total	$2,128,342	100.0%	$1,968,589	100.0%

The following table shows the Company's mortgage loan portfolio diversification by region:

	As of December 31, 2013		As of December 31, 2012
Region	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Pacific	$616,647	29.0%	$566,530	28.8%
South Atlantic	466,866	21.9%	395,584	20.1%
West South Central	231,234	10.9%	260,991	13.3%
East North Central	217,548	10.2%	212,421	10.8%
Middle Atlantic	221,485	10.4%	174,334	8.9%
Mountain	171,374	8.1%	129,879	6.6%
West North Central	95,919	4.5%	112,344	5.7%
New England	63,692	3.0%	68,664	3.4%
East South Central	43,577	2.0%	47,842	2.4%
Total	$2,128,342	100.0%	$1,968,589	100.0%

50

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

The following table shows the carrying value of the Company's mortgage loan portfolio breakdown by year of origination:

Year of Origination	2013	2012
	(In Thousands)
2013	$497,586	$—
2012	493,989	512,022
2011	264,333	276,756
2010	107,690	110,687
2009	33,622	34,232
2008	107,706	196,225
2007 and prior	623,416	838,667
Total	$2,128,342	$1,968,589

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

6.    Reserves

At December 31, 2013 and 2012, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent of Total
	(In Thousands)
December 31, 2013
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$59,357	$41,035	$—	$100,392	0.9%
At book value less surrender charge of 5% or more	611,234	—	—	611,234	5.6%
At fair value	—	—	961,210	961,210	8.7%
Subtotal	670,591	41,035	961,210	1,672,836	15.2%
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	8,655,307	—	—	8,655,307	78.7%
Not subject to discretionary withdrawal	661,177	—	5,090	666,267	6.1%
Total annuity reserves and deposit fund liabilities before reinsurance	9,987,075	41,035	966,300	10,994,410	100.0%
Less reinsurance ceded	57,192	—	—	57,192
Total annuity reserves and deposit fund liabilities	$9,929,883	$41,035	$966,300	$10,937,218

December 31, 2012
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$61,591	$45,287	$—	$106,878	1.0%
At book value less surrender charge of 5% or more	698,361	—	—	698,361	6.4%
At fair value	—	—	818,508	818,508	7.5%
Subtotal	759,952	45,287	818,508	1,623,747	14.9%
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	8,581,863	—	—	8,581,863	78.7%
Not subject to discretionary withdrawal	689,401	283	4,391	694,075	6.4%
Total annuity reserves and deposit fund liabilities before reinsurance	10,031,216	45,570	822,899	10,899,685	100.0%
Less reinsurance ceded	56,863	—	—	56,863
Total annuity reserves and deposit fund liabilities	$9,974,353	$45,570	$822,899	$10,842,822

52

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2013 and 2012 are as follows:

Type	Gross	Net of Loading
	(In Thousands)
December 31, 2013
Industrial	$—	$—
Ordinary new business	2,730	(24)
Ordinary renewal	62,321	73,850
Credit Life	—	—
Group Life	492	(2,158)
Group Annuity	—	—
Totals	$65,543	$71,668

December 31, 2012
Industrial	$—	$—
Ordinary new business	915	(2,927)
Ordinary renewal	56,377	67,863
Credit Life	10	10
Group Life	(4,683)	(7,020)
Group Annuity	—	—
Totals	$52,619	$57,926

7.   Employee Benefit Plans

Defined Benefit Plan: ING North America Insurance Corporation (“ING North America”) sponsors the ING U.S. Retirement Plan (the “Qualified Plan”), effective as of December 31, 2001. Effective January 1, 2009, the Qualified Plan is no longer available to new employees or re-hires.

The Qualified Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Each participant in the Qualified Plan (except for certain specified employees) earns a benefit under a final average compensation formula. The costs allocated to the Company for its employees’ participation in the Qualified Plan were $5.3, $14.2 and $15.6 for 2013, 2012 and 2011, respectively.  ING North America is responsible for all Qualified Plan liabilities.

Beginning January 1, 2012, the Qualified Plan will use a cash balance pension formula instead of a final average pay (“FAP”) formula, allowing all eligible employees (including those hired after January 1, 2009) to participate in the Retirement Plan, with this new cash balance pension formula. Participants will earn a credit equal to 4% of eligible pay. The

53

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

accrued vested cash balance benefit is portable; participants can take it when they leave the Company’s employment. For participants in the Qualified Plan, as of December 31, 2011, there will be a two-year transition period from the Qualified Plan’s current FAP formula to the cash balance pension formula. In accordance with the requirements of SSAP No. 89, Accounting for Pensions, A Replacement of SSAP No. 8 (“SSAP No. 89”) the Company obtained Board of Director approval on November 10, 2011.

Defined Contribution Plans: ING North America sponsors the ING U.S. Savings Plan and ESOP (the “Savings Plan”).  Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pretax basis. ING North America matches such pretax contributions, up to a maximum of 6.0% of eligible compensation. All matching contributions are subject to a 4 year graded vesting schedule (although certain specified participants are subject to a 5 year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Amounts allocated to the Company for the Savings Plan were $6.4, $6.6 and $6.8 for 2013, 2012 and 2011, respectively.

Other Benefit Plans: In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a nonqualified defined benefit pension plan, and a nonqualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. The Company subsidizes a portion of the monthly per-participant premium for retirees age 65 and older. This change had a minimal impact on the financial statements.

In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The discontinued subsidy resulted in a release of liability for any active employees age 50 or older. This change had a minimal impact on the financial statements.

54

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

The Company also offers deferred compensation plans for eligible employees and certain other individuals who meet the eligibility criteria. The Company’s deferred compensation commitment for employees is recorded on the balance sheet in other liabilities and totaled $30.6 and $24.9 for the years ended December 31, 2013 and 2012, respectively.

As of August 1, 2009, ING's Postretirement Welfare Plans are no longer eligible for the Medicare Drug Subsidy (“RDS”) that was being shared with retirees and beneficiaries.  The 2014 expected benefit reduction in the net postretirement benefit cost for the subsidy related to benefits attributed to former employees is $0.

The Omnibus Plan:  Certain employees of the Company participate in the ING U.S., Inc. 2013 Omnibus Employee Incentive Plan ("the Omnibus Plan") with respect to awards granted in 2013. Certain employees also participate in various ING share-based compensation plans with respect to awards granted prior to 2013. Certain employees of the Company received awards under ING share-based compensation plans during 2013; however, such awards were converted into performance share units (“PSUs”) or restricted stock units ("RSUs") of the ING US common stock under the Omnibus Plan upon the closing of the IPO in May 2013.

The costs allocated to the Company under these holding company arrangements for employee participation were $15.1 and $12.1 for 2013 and 2012, respectively.

55

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

A summary of assets, obligations and assumptions of the non-qualified defined benefit and other postretirement benefit plans are as follows:

	Overfunded			Underfunded
	2013	2012	2011	2013	2012	2011
	(In Thousands)
Pension Benefits
Benefit obligation at beginning of year	$—	$—	$—	$33,184	$31,832	$32,829
Service cost	—	—	—	—	—	—
Interest cost	—	—	—	1,292	1,451	1,686
Contribution by plan participants	—	—	—	—	—	—
Actuarial (gain) loss	—	—	—	(1,588)	2,786	201
Foreign currency exchange rate changes	—	—	—	—	—	—
Benefits paid	—	—	—	(2,861)	(2,885)	(2,884)
Plan amendments	—	—	—	—	—	—
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	—	—	—	—
Benefit obligation at end of year	$—	$—	$—	$30,027	$33,184	$31,832

Postretirement Benefits
Benefit obligation at beginning of year	$—	$—	$—	$8,202	$8,593	$9,952
Service cost	—	—	—	—	—	61
Interest cost	—	—	—	304	381	465
Contribution by plan participants	—	—	—	393	452	557
Actuarial (gain) loss	—	—	—	(1,206)	160	(755)
Foreign currency exchange rate changes	—	—	—	—	—	—
Benefits paid	—	—	—	(1,043)	(1,384)	(1,687)
Plan amendments	—	—	—	—	—	—
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	—	—	—	—
Benefit obligation at end of year	$—	$—	$—	$6,650	$8,202	$8,593

Postemployment & Compensated Absence Benefits
Benefit obligation at beginning of year	$—	$—	$—	$157	$157	$157
Service cost	—	—	—	—	—	—
Interest cost	—	—	—	5	—	—
Contribution by plan participants	—	—	—	—	—	—
Actuarial (gain) loss	—	—	—	(130)	—	—
Foreign currency exchange rate changes	—	—	—	—	—	—
Benefits paid	—	—	—	—	—	—
Plan amendments	—	—	—	—	—	—
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	—	—	—	—
Benefit obligation at end of year	$—	$—	$—	$32	$157	$157

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

A reconciliation of the beginning and ending balances of the fair value of plan assets is as follows:

	Pension Benefits			Postretirement Benefits			Postemployment
	2013	2012	2011	2013	2012	2011	2013	2012	2011
	(In Thousands)
Fair value of plan assets at beginning of year	$—	$—	$—	$—	$—	$—	$—	$—	$—
Actual return on plan assets	—	—	—	—	—	—	—	—	—
Foreign currency exchange rate changes	—	—	—	—	—	—	—	—	—
Reporting entity contribution	2,861	2,885	2,884	650	932	1,130	—	—	—
Plan participants' contributions	—	—	—	393	452	557	—	—	—
Benefits paid	(2,861)	(2,885)	(2,884)	(1,043)	(1,384)	(1,687)	—	—	—
Business combinations, divestitures and settlements	—	—	—	—	—	—	—	—	—
Fair value of plan assets at end of year	$—	$—	$—	$—	$—	$—	$—	$—	$—

The funded status of the plans are as follows:

	Pension Benefits			Postretirement Benefits
	2013	2012	2011	2013	2012	2011
	(In Thousands)
Overfunded
Assets (nonadmitted)
Prepaid benefit costs	$—	$—	$—	$—	$—	$—
Overfunded plan assets	—	—	—	—	—	—
Total assets (nonadmitted)	$—	$—	$—	$—	$—	$—

Underfunded
Liabilities recognized
Accrued benefit costs	$15,337	$14,849	$14,484	$16,670	$18,001	$19,599
Liability for pension benefits	14,690	18,335	17,348	(10,020)	(9,799)	(11,006)
Total liabilities recognized	$30,027	$33,184	$31,832	$6,650	$8,202	$8,593

Unrecognized liabilities	$—	$—	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

The amount of the net periodic benefit cost recognized is shown below:

	Pension Benefits			Postretirement Benefits			Postemployment & Compensated Absence Benefits
	2013	2012	2011	2013	2012	2011	2013	2012	2011
	(In Thousands)
Service cost	$—	$—	$—	$—	$—	$61	$—	$—	$—
Interest cost	1,292	1,451	1,686	304	381	465	5	—	—
Expected return on plan assets	—	—	—	—	—	—	—	—	—
Transition asset or obligation	821	821	821	—	—	—	—	—	—
Gains and losses	1,236	980	1,058	(193)	(255)	(307)	(130)	—	—
Prior service cost or credit	—	(2)	(3)	(792)	(792)	(733)	—	—	—
Gain or loss recognized due to a settlement or curtailment	—	—	—	—	—	—	—	—	—
Total net periodic benefit cost	$3,349	$3,250	$3,562	$(681)	$(666)	$(514)	$(125)	$—	$—

The amounts in unassigned funds (surplus) recognized in the next fiscal year as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2013	2012	2011	2013	2012	2011
	(In Thousands)
Items not yet recognized - prior year	$18,335	$17,348	$19,023	$(9,799)	$(11,006)	$(11,291)
Net transition asset or obligation recognized	(821)	(821)	(821)	—	—	—
Net prior service cost or credit arising during the period	—	—	—	—	—	—
Net prior service cost or credit recognized	—	2	3	792	792	733
Net gain and loss arising during period	(1,588)	2,786	201	(1,206)	160	(755)
Net gain and loss recognized	(1,236)	(980)	(1,058)	193	255	307
Items not yet recognized - current year	$14,690	$18,335	$17,348	$(10,020)	$(9,799)	$(11,006)

The amounts in unassigned funds (surplus) expected to be recognized in the next fiscal year as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2013	2012	2011	2013	2012	2011
	(In Thousands)
Net transition asset or obligation recognized	$821	$821	$821	$—	$—	$—
Net prior service cost or credit	—	—	(2)	(792)	(792)	(792)
Net recognized gains and losses	897	1,236	979	(287)	(193)	(261)

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

The amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2013	2012	2011	2013	2012	2011
	(In Thousands)
Net transition asset or obligation	$5,749	$6,570	$7,391	$—	$—	$—
Net prior service cost or credit	—	—	(2)	(6,004)	(6,795)	(7,588)
Net recognized gains and losses	8,941	11,765	9,959	(4,016)	(3,004)	(3,418)

Assumptions used in determining year-end liabilities for the defined benefit plans and other benefit plan as of December 31, 2013, 2012 and 2011 were as follows:

	2013	2012	2011
Weighted average discount rate	4.95%	4.05%	4.75%
Rate of increase in compensation level	4.00%	4.00%	4.00%

Assumptions used in determining expense for the defined benefit plans and other benefit plan as of January 1, 2013, 2012 and 2011 were as follows:

	2013	2012	2011
Weighted average discount rate	4.05%	4.75%	5.50%
Rate of increase in compensation level	4.00%	4.00%	4.00%

The annual assumed rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) for the medical plan is 7.8%, decreasing gradually to 7.1% over five years.  Increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2013 by $0.0. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2013 by $0.0.

The amount of accumulated benefit obligation for defined benefit pension plans was $30.0 and $33.2 for the years ended December 31, 2013 and 2012, respectively.

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

The Company expects to pay the following benefits in future years:

Year ending December 31,	Benefits
(In Thousands)
2014	$3,489
2015	3,358
2016	3,190
2017	3,055
2018	2,999
2019 through 2023	13,935

The Company’s expected future contributions are equal to its expected future benefit payments.  The Company’s 2014 future expected contribution is $3.5.

The Company has multiple postretirement welfare benefit plans. The medical plans are contributory, with plan premiums and participants’ contributions adjusted annually. The life insurance plan for retirees is contributory based on retirement date. ING does not subsidize retiree medical benefit coverage for retirements that occur after October 1, 2009. Coverage for Medicare eligible retirees is provided through a fully insured Medicare Advantage plan. The Company’s contribution toward the retiree medical Medicare Advantage plan cost is limited such that it will not increase by more than 4% annually.

The Company does not have any regulatory contribution requirements for 2014, and the Company does currently intend to make voluntary contributions of $2.6 to the defined benefit pension plan for 2014.

8.   Separate Accounts

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

The general nature and characteristics of the separate accounts business is as follows:

	Non-Indexed Guarantee Less than/Equal to 4%	Non-Guaranteed Separate Accounts	Total
	(In Thousands)
December 31, 2013
Premium, consideration or deposits for the year	$(58)	$123,534	$123,476

Reserves for separate accounts with assets at:
Fair value	$41,035	$2,189,923	$2,230,958
Total reserves	$41,035	$2,189,923	$2,230,958

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$41,035	$—	$41,035
At market value	—	2,184,833	2,184,833
Subtotal	41,035	2,184,833	2,225,868
Not subject to discretionary withdrawal	—	5,090	5,090
Total separate account aggregate reserves	$41,035	$2,189,923	$2,230,958

December 31, 2012
Premium, consideration or deposits for the year	$665	$134,115	$134,780

Reserves for separate accounts with assets at:
Fair value	$45,287	$1,875,980	$1,921,267
Total reserves	$45,287	$1,875,980	$1,921,267

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$45,287	$—	$45,287
At market value	—	1,871,306	1,871,306
Subtotal	45,287	1,871,306	1,916,593
Not subject to discretionary withdrawal	—	4,674	4,674
Total separate account aggregate reserves	$45,287	$1,875,980	$1,921,267

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2013 and 2012, the Company reported assets and liabilities from Individual Annuity, Group Annuity, Individual Life and Market Value Adjustment (“MVA”) product lines in separate accounts.

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

Assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account.  The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type, as of December 31, 2013 and 2012:

Product or Transaction	Legally Insulated Assets	Not Legally Insulated Assets
	(In Thousands)
December 31, 2013
Individual Life	$1,265,242	$—
Individual Annuity	971,759	—
MVA	24,725	—
Group Annuity	681	—
	$2,262,407	$—

December 31, 2012
Individual Life	$1,103,314	$—
Individual Annuity	829,983	—
MVA	29,553	—
Group Annuity	651	—
	$1,963,501	$—

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. As of December 31, 2013 and 2012, the general account of the Company had a maximum guarantee for separate account liabilities of $35.2 and $33.0, respectively.

To compensate the general account for the risk taken, the separate account paid the following amounts in risk charges:

Year ended	Risk Charges
(In Thousands)
2013	$10,895
2012	9,743
2011	9,693
2010	9,111

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

Total separate account guarantees paid by the Company’s general account are as follows:

Year ended	Guarantees Paid
(In Thousands)
2013	$301
2012	256
2011	473
2010	361

The Company does not engage in securities lending transactions within the separate account.

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2013	2012	2011
	(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$124,995	$135,823	$156,400
Transfers from separate accounts	(201,656)	(229,364)	(398,120)
Transfers as reported in the Statements of Operations	$(76,661)	$(93,541)	$(241,720)

The separate account liabilities subject to minimum guaranteed benefits, the gross amount of reserve and the reinsurance reserve credit related to minimum guarantees, by type, at December 31, 2013 and 2012 were as follows:

	Guaranteed Minimum Death Benefit	Guaranteed Minimum/Accumulation/Withdrawal Benefit (GMAB/GMWB)
	(In Thousands)
December 31, 2013
Separate account liability	$1,278,480	$853
Gross amount of reserve	14,015	—
Reinsurance reserve credit	—	—

December 31, 2012
Separate account liability	$1,117,284	$—
Gross amount of reserve	19,369	—
Reinsurance reserve credit	—	—

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

Assets supporting separate accounts with additional insurance benefits and minimum investment return guarantees are comprised of fixed maturities, equity securities, including mutual funds, and other invested assets. The aggregate fair value of the invested assets as of December 31, 2013 and 2012 was $2.3 billion and $2.0 billion, respectively.

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

9.   Federal Income Taxes

The Company files a consolidated federal income tax return with its indirect parent, ING US, and other U.S. affiliates. In 2012, the Company had a written tax sharing agreement, approved by the Company's Board of Directors, which provided that each member of the consolidated return would reimburse ING US for its respective share of the consolidated federal income tax liability and would receive a benefit for its losses at the statutory rate. Effective January 1, 2013, the Company entered into a new tax sharing agreement, approved by the Company's Board of Directors, which provides that for 2013 and subsequent years, the Company will be allocated a tax liability based on its separate return tax liabilities. Any loss generated by the Company will only be benefited to the extent the consolidated tax group actually uses the tax benefit of the losses generated.

The following is a list of all affiliated companies that participate in the filing of this consolidated federal income tax return:

Australia Retirement Services Holding, LLC	ING Pomona Holdings LLC
Directed Services, LLC	ING Realty Group LLC
IB Holdings, LLC	ING U.S., Inc.
IIPS of Florida, LLC	ING USA Annuity and Life Insurance Company
ILICA, Inc.	Langhorne I, LLC
ING Alternative Asset Management, LLC	Lion Connecticut Holdings Inc.
ING America Equities, Inc.	Lion Custom Investments, LLC
ING Capital Corporation, LLC	Lion II Custom Investments, LLC
ING Financial Advisers, LLC	Midwestern United Life Insurance Company
ING Financial Partners, Inc.	Pomona Management LLC
ING Financial Products Company, Inc.	Rancho Mountain Properties, Inc.
ING Funds Services, LLC	ReliaStar Life Insurance Company
ING Institutional Plan Services, LLC	ReliaStar Life Insurance Company of New York
ING Insurance Services, Inc.	Roaring River, LLC
ING International Nominee Holdings, Inc.	Roaring River II, LLC
ING Investment Advisers, LLC	Roaring River III, LLC
ING Investment Management Alternative Assets, LLC	Roaring River III Holding, LLC
ING Investment Management Co. LLC	Roaring River IV, LLC
ING Investment Management, LLC	Roaring River IV Holding, LLC
ING Investment Trust Co.	Security Life Assignment Corp.
ING Investments Distributor, LLC	Security Life of Denver Insurance Company
ING Investments, LLC	Security Life of Denver International, Ltd.
ING Life Insurance and Annuity Company	SLDI Georgia Holdings, Inc.
ING National Trust	Systematized Benefits Administrators, Inc.
ING North America Insurance Corporation	Whisperingwind II, LLC
ING Payroll Management, Inc.	Whisperingwind III, LLC

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

Under the intercompany tax sharing agreement, the Company has a payable of $21.8 at December 31, 2013 and a receivable of $55.8 at December 31, 2012 to ING US, an affiliate, for federal income taxes. See Note 16 for additional disclosures related to this tax sharing agreement.

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2013	2012	2011
	(In Thousands)
Federal tax benefit on operations	$(28,043)	$(48,458)	$(1,283)
Federal tax (benefit) expense on capital gains and losses	(9,644)	39,627	(18,781)
Foreign tax expense	(2,533)	(962)	(1,092)
Total current tax benefit incurred	$(40,220)	$(9,793)	$(21,156)

The December 31, 2013 and 2012 balances and related disclosures are calculated and presented pursuant to SSAP No. 101. The December 31, 2011 balances and related disclosures are calculated and presented pursuant to SSAP No. 10R. The Company has elected to admit deferred tax assets pursuant to paragraph 10.e. of SSAP No. 10R for the year ended December 31, 2011.

The components of the net deferred tax asset ("DTA") and net deferred liability ("DTL") at December 31, 2013 and 2012 are as follows:

	12/31/13			12/31/2012			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Thousands)
Gross DTAs	$420,282	$37,930	$458,212	$517,723	$55,830	$573,553	$(97,441)	$(17,900)	$(115,341)
Statutory valuation allowance adjustments	1,691	—	1,691	1,691	—	1,691	—	—	—
Adjusted gross DTAs	418,591	37,930	456,521	516,032	55,830	571,862	(97,441)	(17,900)	(115,341)
Nonadmitted DTAs	125,565	—	125,565	182,919	1,055	183,974	(57,354)	(1,055)	(58,409)
Subtotal net admitted DTAs	293,026	37,930	330,956	333,113	54,775	387,888	(40,087)	(16,845)	(56,932)
Deferred tax liabilities*	122,843	4,450	127,293	163,071	13,175	176,246	(40,228)	(8,725)	(48,953)
Net admitted DTA (DTL)	$170,183	$33,480	$203,663	$170,042	$41,600	$211,642	$141	$(8,120)	$(7,979)

*      A portion of the capital DTL has been used to offset ordinary DTAs in 2013. Certain prior year amounts were reclassified to be comparable with the 2013 classifications, which are consistent with the prescribed statutory forms. Such reclassifications had no effect on the Company's financial position at December 31, 2012, or on the results of operations or cash flow for the year then ended.

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

The admission calculation components by tax character of admitted adjusted gross deferred tax assets as the result of the application of SSAP No. 101 as of December 31, 2013 and 2012 is as follows:

		12/31/2013			12/31/2012			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
		(In Thousands)
a.	Federal income taxes paid in prior years recoverable through loss carrybacks	$2,400	$—	$2,400	$—	$—	$—	$2,400	$—	$2,400
b.	Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from (a)) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	167,783	33,480	201,263	170,042	41,600	211,642	(2,259)	(8,120)	(10,379)
	1. Adjusted gross DTAs expected to be realized following the balance sheet date	170,183	33,480	203,663	170,042	41,600	211,642	141	(8,120)	(7,979)
	2. Adjusted gross DTAs allowed per limitation threshold	XXX	XXX	255,418	XXX	XXX	310,951	XXX	XXX	(55,533)
c.	Adjusted gross DTAs (excluding the amount of DTAs from (a) and (b) above) offset by gross deferred tax liabilities	122,843	4,450	127,293	163,071	13,175	176,246	(40,228)	(8,725)	(48,953)
d.	Deferred tax assets admitted as the result of application SSAP No. 101 Total	$293,026	$37,930	$330,956	$333,113	$54,775	$387,888	$(40,087)	$(16,845)	$(56,932)

The ratio percentage and the amount of adjusted capital and surplus used to determine the recovery period and threshold limitation is as follows:

	2013	2012
	(Amounts in Thousands)
Ratio percentage used to determine recovery period and threshold limitation amount	964.44%	1,054.63%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$1,893,431	$2,181,460

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

Below shows the calculation to determine the impact of tax planning strategies on adjusted gross and net admitted DTAs:

	12/31/2013		12/31/2012		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
	(Amounts in Thousands)
Adjusted gross DTAs	$418,591	$37,930	$516,032	$55,830	$(97,441)	$(17,900)
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%	88.27%	0.00%	76.40%	0.00%	11.87%
Net Admitted Adjusted Gross DTAs	$293,026	$37,930	$333,113	$54,775	$(40,087)	$(16,845)
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	3.84%	88.27%	5.04%	75.95%	(1.20)%	12.32%

The Company’s tax planning strategies include the use of reinsurance.

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

The significant components of deferred tax assets and deferred tax liabilities are as follows:

	2013	2012	Change
	(In Thousands)
Deferred Tax Assets
Ordinary:
Investments	$128,577	$142,127	$(13,550)
Policyholder reserves	118,398	161,679	(43,281)
Deferred acquisition costs	107,095	141,059	(33,964)
Compensation and benefits accrual	20,468	28,743	(8,275)
Pension accrual	17,960	14,684	3,276
Receivables - nonadmitted*	11,828	15,410	(3,582)
Other (including items <5% of total ordinary tax assets)	6,573	8,274	(1,701)
Tax credit carry-forward	5,593	1,691	3,902
Policyholder dividends accrual	3,358	3,459	(101)
Discounting of unpaid losses	353	359	(6)
Fixed assets	54	—	54
Unearned premium reserve	25	238	(213)
Subtotal	420,282	517,723	(97,441)
Statutory valuation allowance adjustment	1,691	1,691	—
Nonadmitted	125,565	182,919	(57,354)
Admitted ordinary deferred tax assets	$293,026	$333,113	$(40,087)
Capital:
Investments	$37,930	$55,830	$(17,900)
Subtotal	37,930	55,830	(17,900)
Nonadmitted	—	1,055	(1,055)
Admitted capital deferred tax assets	$37,930	$54,775	$(16,845)
Admitted deferred tax assets	$330,956	$387,888	$(56,932)

Deferred Tax Liabilities
Ordinary:
Investments	$82,812	$123,240	$(40,428)
Deferred and uncollected premiums	20,067	21,154	(1,087)
Policyholder reserves	14,138	16,932	(2,794)
Other (including items <5% of total ordinary tax liabilities)	690	1,517	(827)
Fixed assets	—	228	(228)
Subtotal	$117,707	$163,071	$(45,364)
Capital:
Investments	$9,586	$13,175	$(3,589)
Subtotal	$9,586	$13,175	$(3,589)
Total deferred tax liabilities	$127,293	$176,246	$(48,953)

Net deferred tax assets/liabilities	$203,663	$211,642	$(7,979)

* Includes other nonadmitted assets

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

The valuation allowance adjustment to gross deferred tax assets as of December 31, 2013 and December 31, 2012 was $1.7. The valuation allowance adjustment at 2013 and 2012 relates to foreign tax credits. The valuation allowance is provided as it is unlikely that the Company will be able to utilize the foreign tax credits.

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes for the following reasons:

	Year Ended December 31
	2013		2012		2011
	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
	(Amounts In Thousands)
Ordinary income (loss)	$158,761		$(152,869)		$(67,472)
Capital gains (losses)	16,879		(12,205)		(36,702)
Total pretax income (loss)	175,640		(165,074)		(104,174)
Expected tax expense (benefit) at 35% statutory rate	61,474	35.0%	(57,776)	35.0%	(36,461)	35.0%
Increase (decrease) in actual tax reported resulting from:
Tax credits	(13,992)	(8.0)%	(16,289)	9.9%	(16,289)	15.6%
Reinsurance	(10,677)	(6.1)%	23,453	(14.2)%	51,451	(49.4)%
Liquidation of subsidiary	(10,154)	(5.8)%	27,997	(17.0)%	—	—%
Dividends received deduction	(3,930)	(2.2)%	(4,343)	2.6%	(4,418)	4.2%
Interest maintenance reserve	(3,342)	(1.9)%	58,413	(35.4)%	1,716	(1.6)%
Foreign tax	(2,533)	(1.4)%	—	—%	—	—%
Other	(1,154)	(0.7)%	701	(0.4)%	(1,597)	1.5%
Settlement of IRS audit	—	—%	(196)	0.1%	2,732	(2.6)%
Change in valuation allowance	—	—%	—	—%	(26,233)	25.2%
Prior year tax*	1,003	0.6%	7,284	(4.4)%	—	—%
Total income tax reported	$16,695	9.5%	$39,244	(23.8)%	$(29,099)	27.9%

Current income taxes incurred	$(40,220)	(22.9)%	$(9,793)	5.9%	$(21,156)	20.3%
Change in deferred income tax**	56,915	32.4%	49,037	(29.7)%	(7,943)	7.6%
Total income tax reported	$16,695	9.5%	$39,244	(23.8)%	$(29,099)	27.9%

*      As part of the Company's process to adjust the tax provision to the actual tax return as filed, we changed our estimate of certain deferred tax assets by $1,002.8 and $7,283.6 for 2013 and 2012, respectively.

**   Excluding tax on unrealized gains (losses) and other surplus items.

As of December 31, 2013, there is no operating loss or tax credit carry forward.  The Company has a foreign tax credit carry forward of $1.7 offset by a full tax valuation allowance. The Company also has a low income housing tax credit carry forward of $3.9.

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

There is $2.4 of federal income taxes incurred that will be available for recoupment in the event of future net losses from 2013, 2012 and 2011.

There were no deposits admitted under Section 6603 of the Internal Revenue Code as of December 31, 2013.

The Company has no unrecorded tax liability as of December 31, 2013.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Company’s transferable state tax credit assets at December 31, 2013 and 2012 are as follows:

Method of Estimating Utilization of Remaining Transferable State Tax Credit	State	Carrying Value	Unused Credit Remaining
		(In Thousands)
December 31, 2013
Fixed credit at time of purchase	TX	$2,036	$2,232
Low Income Housing Investment	GA	1,668	955
Fixed credit at time of purchase	AL	1,060	1,461
Total State Tax Credits		$4,764	$4,648

December 31, 2012
Low Income Housing Investment	GA	$1,668	$1,216
Fixed credit at time of purchase	AL	1,060	1,553
Total State Tax Credits		$2,728	$2,769

The Company does not have any non-transferable or nonadmitted state tax credit assets at December 31, 2013 or 2012.

The Company estimated the utilization of the remaining transferable and non-transferable state tax credits by projecting future premiums taking into account policy growth and rate changes, projecting future tax liability based on projected premiums, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining transferable tax credits.

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

A reconciliation of the change in the tax contingencies tax benefits is as follows:

	2013	2012	2011
	(In Thousands)
Balance at beginning of year	$1,810	$1,810	$26,160
Additions for tax positions related to prior year	—	—	(3,537)
Reduction for tax positions related to prior year	—	—	3,537
Reduction for tax positions settled with taxing authorities	—	—	(24,350)
Balance at end of year	$1,810	$1,810	$1,810

The Company had $1.8 of tax contingencies as of December 31, 2013, 2012 and 2011 that would affect the Company’s effective tax rate if recognized.

The Company recognizes accrued interest and penalties related to tax contingencies in Federal income taxes and Federal income tax expense on the Balance Sheets and Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2013, 2012 and 2011.

During the first quarter 2013, the Internal Revenue Service ("IRS") completed its examination of the Company's returns through tax year 2011. The 2011 audit settlement did not have a material impact on the financial statements.

The Company is currently under audit by the IRS, and it is expected that the examination of tax year 2012 will be finalized within the next twelve months. The timing of the payment of tax contingencies of $1.8 cannot be reliably estimated. The Company and the IRS have agreed to participate in the Compliance Assurance Program for the tax years 2012 through 2014.

10. Investment in and Advances to Subsidiaries

The Company has three wholly owned insurance subsidiaries at December 31, 2013 and 2012, ReliaStar Life Insurance Company of New York (“RNY”), Roaring River, LLC (“RR”) and Roaring River II, LLC (“RRII”). At December 31, 2011, the Company also had Whisperingwind, LLC (“WWI”) and Whisperingwind II, LLC ("WWII") as a wholly owned subsidiaries. As of December 31, 2012, the Company dissolved WWI. As of December 31, 2013, the Company dissolved WWII.

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

Amounts invested in and advanced to the Company’s subsidiaries are summarized as follows:

	December 31
	2013	2012
	(In Thousands)
Common stock (cost - $283,016 in 2013 and $283,016 in 2012)	$329,460	$334,589
Limited liability companies (cost - $223,116 in 2013 and $348,904 in 2012)	—	40,807
	$329,460	$375,396

Summarized financial information as of and for the year ended December 31 for these subsidiaries is as follows:

	December 31
	2013	2012	2011
	(In Thousands)
Revenues	$455,156	$(757,365)	$688,705
(Loss) Income before net realized gains and losses	(90,515)	949,903	(526,680)
Net (loss) income	(73,428)	693,942	(372,917)
Admitted assets	4,975,780	4,413,443	6,071,640
Liabilities	4,360,816	3,725,183	5,025,056

Asset and liability amounts for RNY, RR and RRII are included in the above table, however, the Company’s carrying amount for RR and RRII is zero.

The Company received no cash dividends from RNY during years ended December 31, 2013, 2012 and 2011.

On October 27, 2006, the Company created a South Carolina domiciled, wholly owned subsidiary, WWI, as a limited liability company. WWI received its licensure as a special purpose financial captive insurance company (“Captive”) from the Director of the South Carolina Department of Insurance on May 29, 2007. After receiving all required and customary regulatory approvals, WWI commenced doing business as a Captive on May 29, 2007.

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

On December 19, 2012, a final return of capital of $46.1 was paid to the Company from WWI. As of December 31, 2012, the Company dissolved this wholly owned subsidiary. The following table summarizes key financial information related to WWI:

	December 31
	2013	2012	2011
	(In Thousands)
Carrying Value of WWI	$—	$—	$—
Return of Capital from WWI	—	46,102	—
Dividends Received from WWI	—	—	—
Ceded Premium to WWI	—	—	56,306
Ceded Reserves to WWI	—	—	487,704
Ceded Insurance In Force to WWI	—	—	38,828,682

On October 27, 2006, the Company created a South Carolina domiciled, wholly owned subsidiary, WWII, as a limited liability company. WWII received its licensure as a Captive from the Director of the South Carolina Department of Insurance on October 26, 2007. After receiving all required and customary regulatory approvals, WWII commenced doing business as a Captive on November 1, 2007.

On October 1, 2012, all business in WWII was novated to FNL Insurance Company, LTD. (“FNL”). On April 26, 2013, a final return of capital of $40.9 was paid to the Company from WWII. As of April 12, 2013, the Company dissolved this wholly owned subsidiary. The following table summarizes key financial information related to WWII:

	December 31
	2013	2012	2011
	(In Thousands)
Carrying Value of WWII	$—	$40,807	$—
Return of Capital from WWII	40,904	—	—
Dividends Received from WWII	—	—	—
Ceded Premium to WWII	—	22,403	28,174
Ceded Reserves to WWII	—	—	334,669
Ceded Insurance In Force to WWII	—	—	791,901

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

On September 12, 2008, the Company created a Missouri domiciled, wholly owned subsidiary, RR, as a limited liability company. RR received its licensure as a Captive pursuant to Missouri Revised Statutes Chapter 379 Sections 379.1353 to 379.1421 and the rules, regulations and interpretations of the Missouri Department of Insurance. After receiving all required and customary regulatory approvals, RR commenced doing business as a Captive on January 1, 2009. The following table summarizes key financial information related to RR:

	December 31
	2013	2012	2011
	(In Thousands)
Carrying Value of RR	$—	$—	$—
Contributed Capital to RR	—	—	50,000
Return of Capital from RR	20,000	90,000	—
Ceded Premium to RR	54,744	276,412	230,131
Ceded Reserves to RR	179,602	131,670	289,675
Ceded Insurance In Force to RR	35,237,830	36,766,016	107,774,492

On March 29, 2010, the Company created a Missouri domiciled, wholly owned subsidiary, RRII, as a limited liability company. RRII received its licensure as a Captive pursuant to Missouri Revised Statutes Chapter 379 Sections 379.1353 to 379.1421 and the rules, regulations and interpretations of the Missouri Department of Insurance. After receiving all required and customary regulatory approvals, RRII commenced doing business as a Captive on December 30, 2010. The following table summarizes key financial information related to RRII:

	December 31
	2013	2012	2011
	(In Thousands)
Carrying Value of RRII	$—	$—	$—
Contributed Capital to RRII	29,886	40,000	—
Return of Capital from RRII	109,886	25,000	—
Ceded Premium to RRII	135,850	103,362	121,746
Ceded Reserves to RRII	1,184,078	980,319	775,771
Ceded Insurance In Force to RRII	94,094,669	97,283,650	101,365,594

11. Reinsurance

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from the reinsurer insolvencies, the Company evaluates the financial condition of the reinsurer and monitors concentrations of credit risk.

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

Assumed premiums amounted to $97.4, $93.6 and $154.0 for 2013, 2012 and 2011, respectively.

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	2013	2012	2011
	(In Thousands)
Premiums for the year ended	$2,030,961	$2,201,366	$2,267,780
Benefits paid or provided for the year ended	1,530,652	1,534,628	1,519,210
Policy and contract liabilities at year end	8,130,202	7,294,979	5,679,673

The amount of reinsurance credits taken for new agreements executed since January 1, 2013 to include policies or contracts that were in force or which had existing reserves established by the Company, were $0.0.

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. The aggregate reduction in surplus of a unilateral cancellation by the reinsurer which results in a net obligation of the reporting entity to the reinsurer is $1.8, and the total amount of reinsurance credits taken for these agreements is $1.7 as of December 31, 2013.

The Company estimates that an aggregate reduction in surplus of $3.6 billion would occur in the event that all reinsurance agreements were terminated, by either party, as of December 31, 2013. This excludes any agreements under which the reinsurer may unilaterally cancel for reasons other than nonpayment of premium or other similar credits.

12. Capital and Surplus

Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2.0. Additionally, the amount of dividends which can be paid by the Company to its shareholder without prior approval of the Minnesota Division of Insurance is limited to the greater of the net gain from operations excluding realized capital gains or 10% of surplus at December 31 of the preceding year.

Lion loaned $100.0 to the Company under a surplus note dated December 1, 2001.  The surplus note provides, subject to the regulatory constraints discussed below, that (1) it is a surplus note which will mature on September 15, 2021, with principal due at maturity, but payable without penalty, in whole or in part before maturity; (2) interest is payable at a variable rate based upon an annualized yield rate for U.S. Treasury Bonds payable semiannually; and (3) in the event that the Company is in default in the payment of any required interest or principal, the Company cannot pay cash dividends on its capital stock (all of which is owned directly by Lion).  The surplus note further provides that there may be no payment of interest or principal without the express approval of the Minnesota Department of Commerce. For the year ended December 31, 2013, 2012 and 2011, interest paid totaled

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

$2.0, $2.7 and $3.7, respectively. There is no accrued interest for the years ended December 31, 2013 and 2012.

Capital Contributions and Extraordinary Dividends

On April 3, 2013, the Minnesota Department of Commerce - Insurance Division approved an extraordinary distribution of $583.0 that was paid on May 8, 2013 to the Company's parent, Lion. On June 26, 2012, with the permission of the Minnesota Department of Commerce - Insurance Division, the Company paid an extraordinary dividend to Lion in the amount of $130.0.

The Company did not receive any capital contributions from Lion during 2013 and 2012, respectively. The Company received $52.0 in capital contributions from Lion during 2011.

The Company contributed capital in the amount of $7.3 and $22.6 on June 17, 2013 and September 13, 2013, respectively, to its wholly owned subsidiary, RRII. RRII received approval from the Missouri Department of Insurance to pay $29.9 and $80.0 in returns of capital to the Company on December 17, 2013 and October 7, 2013, respectively.

On April 26, 2013, a final return of capital of $40.9 was paid to the Company from WWII.  As of April 12, 2013, the Company dissolved this wholly owned subsidiary.

On May 1, 2012, the Company contributed capital in the amount of $40.0 to  RRII. On October 12, 2012, the Missouri Department of Insurance approved a return of capital payment of $25.0 that was paid on November 1, 2012 to the Company from RRII.

On November 18, 2013, the Company received a return of capital of $20.0 from RR. On October 31, 2012, the Missouri Department of Insurance approved a return of capital of $90.0 to the Company from RR that was paid on December 11, 2012.

On December 19, 2012, a final return of capital of $46.1 was paid to the Company from WWI. As of December 31, 2012, the Company dissolved this wholly owned subsidiary.

Life and health insurance companies are subject to certain Risk Based Capital requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

13. Fair Values of Financial Instruments

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The following methods and assumptions are used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash, cash equivalents and short term investments: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments approximate their fair values.

Bonds and equity securities: The Company utilizes a number of valuation methodologies to determine the fair values of its bonds, preferred stocks and common stocks reported herein in conformity with the concepts of “exit price” and the fair value measurement as prescribed in SSAP No. 100. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market.  Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placement investments, are estimated by discounting the expected future cash flows. The discount rates used vary as

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

a function of factors such as yield, credit quality, and maturity, which fall within a range between 0.5% and 8.8% over the total portfolio. The Company’s statutory fair values represent the amount that would be received to sell securities at the measurement date (i.e. “exit value” concept).

Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation.  Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.

Derivative financial instruments: Fair values for derivative financial instruments are based on broker/dealer valuations or on internal discounted cash flow pricing models, taking into account current cash flow assumptions and the counterparties’ credit standing.

      The carrying value of all other financial instruments approximates their fair value.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes more significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

Derivatives are carried at fair value, which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third-party sources, such as yield curves, exchange rates, S&P 500 Index prices and London Interbank Offered Rates ("LIBOR") and Overnight Index Swap Rates ("OIS").  Effective June 30, 2012, the Company began using OIS curve for discounting the cash flows rather than LIBOR

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

curve for rate derivatives.  For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers.  Derivatives which qualify for special hedge accounting treatment are reported in a manner that is consistent with the accounting for the hedged asset or liability.

The Company's financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.  Financial assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

▪              Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

▪              Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)            Quoted prices for similar assets or liabilities in active markets;

b)            Quoted prices for identical or similar assets or liabilities in non-active markets;

c)            Inputs other than quoted market prices that are observable; and

d)           Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪              Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2013:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Fixed maturities, including securities pledged	$15,198,596	$14,620,223	$1,029,865	$13,955,004	$213,727
Preferred stock	43,185	33,722	2,868	22,193	18,124
Common stock	10,685	10,685	10,233	—	452
Mortgage loans	2,147,678	2,128,342	—	—	2,147,678
Contract loans	649,130	649,130	649,130	—	—
Other invested assets	210,635	197,031	—	210,078	557
Cash, cash equivalents and short-term investments	361,482	361,480	349,485	11,997	—
Derivatives
Credit contracts	557	258	—	557	—
Equity contracts	1,578	1,578	—	1,482	96
Foreign exchange contracts	6,116	2,087	—	6,116	—
Interest rate contracts	99,729	99,447	—	99,729	—
Separate account assets	2,262,407	2,262,407	2,236,869	24,491	1,047
Total Assets	$20,991,778	$20,366,390	$4,278,450	$14,331,647	$2,381,681

Liabilities:
Supplementary contracts and immediate annuities	$76,438	$70,166	$—	$37,878	$38,560
Deposit type contracts	624,237	621,223	—	588,580	35,657
Derivatives
Credit contracts	(8,829)	5,496	—	(8,829)	—
Foreign exchange contracts	9,652	2,061	—	9,652	—
Interest rate contracts	125,490	95,890	—	104,826	20,664
Total Liabilities	$826,988	$794,836	$—	$732,107	$94,881

The Company did not have any financial instruments for which it was not practicable to estimate fair value as of December 31, 2013.

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2012:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Fixed maturities, including securities pledged	$15,834,755	$14,211,745	$1,082,289	$14,534,019	$218,447
Preferred stock	40,215	33,148	20,062	—	20,153
Common stock	18,543	18,543	17,184	—	1,359
Mortgage loans	2,034,564	1,968,589	—	—	2,034,564
Contract loans	677,563	677,563	677,563	—	—
Other invested assets	219,536	196,544	—	219,442	94
Cash, cash equivalents and short-term investments	887,515	887,590	887,472	43	—
Derivatives
Credit contracts	32	186	—	32	—
Equity contracts	1,089	1,089	—	1,082	7
Foreign exchange contracts	388	111	—	388	—
Interest rate contracts	142,382	142,382	—	142,382	—
Separate account assets	1,963,501	1,963,501	1,933,598	22,183	7,720
Total Assets	$21,820,083	$20,100,991	$4,618,168	$14,919,571	$2,282,344

Liabilities:
Supplementary contracts and immediate annuities	$83,591	$72,112	—	37,028	$46,563
Deposit type contracts	650,327	646,725	—	615,334	34,993
Derivatives
Credit contracts	(5,326)	7,361	—	(5,326)	—
Foreign exchange contracts	17,077	—	—	17,077	—
Interest rate contracts	199,118	153,998	242	179,530	19,346
Total Liabilities	$944,787	$880,196	$242	$843,643	$100,902

The Company did not have any financial instruments for which it was not practicable to estimate the fair value as of December 31, 2012.

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

The table below shows assets and liabilities measured and reported at fair value in which the fair value measurements use quoted prices in active markets for identical assets or liabilities (Level 1), significant other observable input (Level 2) and significant unobservable inputs (Level 3) as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
US corporate, state & municipal	$—	$3,801	$—	$3,801
Residential mortgage-backed	—	7	—	7
Other asset-backed	—	77	—	77
Preferred stock	—	—	101	101
Common stock	10,233	—	452	10,685
Cash, cash equivalents and short-term investments	317,882	—	—	317,882
Derivatives
Equity contracts	—	1,482	96	1,578
Foreign exchange contracts	—	2,087	—	2,087
Interest rate contracts	—	99,447	—	99,447
Separate account assets	2,236,869	24,491	1,047	2,262,407
Total assets	$2,564,984	$131,392	$1,696	$2,698,072

Liabilities:
Deposit type contracts	$—	$588,580	$—	$588,580
Supplementary contracts and immediate annuities	—	37,878	—	37,878
Derivatives
Foreign exchange contracts	—	2,061	—	2,061
Interest rate contracts	—	75,226	20,664	95,890
Total liabilities	$—	$703,745	$20,664	$724,409

There were no transfers between Level 1 and Level 2 during 2013. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

The table below shows assets and liabilities measured and reported at fair value in which the fair value measurements use quoted prices in active markets for identical assets or liabilities (Level 1), significant other observable input (Level 2) and significant unobservable inputs (Level 3) as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
US corporate, state & municipal	$—	$2,879	$—	$2,879
Residential mortgage-backed	—	1,860	—	1,860
Common stock	17,183	—	1,360	18,543
Cash, cash equivalents and short-term investments	136,347	—	—	136,347
Derivatives
Equity contracts	—	1,082	7	1,089
Foreign exchange contracts	—	110	—	110
Interest rate contracts	—	142,382	—	142,382
Separate account assets	1,933,598	22,183	7,720	1,963,501
Total assets	$2,087,128	$170,496	$9,087	$2,266,711

Liabilities:
Deposit type contracts	$—	$615,334	$—	$615,334
Supplementary contracts and immediate annuities	—	37,028	—	37,028
Derivatives
Credit contracts	—	14	—	14
Interest rate contracts	242	134,410	19,346	153,998
Total liabilities	$242	$786,786	$19,346	$806,374

The Company did not have any security transfers between Level 1 and Level 2 during 2012. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Bonds: Securities that are carried at fair value on the balance sheet are classified as Level 2 or Level 3. Level 2 bond prices are obtained through several commercial pricing services, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values. Fair value for privately placed bonds is determined using a matrix-based pricing model and are classified as Level 2 assets. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3. The Company’s level 3 fair value measurements of its bonds, common stock, preferred stock and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis.

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

Preferred and Common Stock: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets.  Certain preferred stock prices are obtained through commercial pricing services and are classified as Level 2 assets.  Other equity securities, typically private equities or equity securities not traded on an exchange are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

Cash and cash equivalents and short-term investments: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are included in Level 1. The underlying instruments in bonds have valuations that are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policies described above for fixed maturities.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities.  Certain derivatives are carried at fair value (on the Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data, such as yield curves, exchange rates, S&P 500 Index prices, LIBOR, and OIS, which are obtained from third party sources and uploaded into the system. Effective June 30, 2012, the Company began using the OIS curve for discounting cash flows rather than the LIBOR curve rate derivatives. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. The Company’s own credit risk is monitored by comparison of credit ratings from national rating services. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company also has certain swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2013:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Preferred Stock	$—	$527	$—	$—	$(426)	$—	$—	$—	$—	$101
Common Stock	1,360	203	(678)	(60)	(373)	—	—	—	—	452
Derivatives
Equity contracts	7	—	—	78	—	(20)	—	31	—	96
Interest rate contracts	(19,346)	—	—	13,281	(16,545)	—	—	1,946	—	(20,664)
Separate accounts	7,720	—	—	—	(15)	—	—	(83)	(6,575)	1,047
Total	$(10,259)	$730	$(678)	$13,299	$(17,359)	$(20)	$—	$1,894	$(6,575)	$(18,968)

Transfers into or out of Level 3 during the year ended  December 31, 2013 are due to the variation in inputs relied upon for valuation each quarter.  Securities that are primarily valued using independent broker quotes, when prices are not available from one of the commercial pricing services, are reflected as transfers into Level 3. These securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2012:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Bonds
Corporate	$—	$—	$(1,711)	$—	$—	$1,711	$—	$—	$—	$—
Preferred Stock	2,597	—	(2,650)	—	53	—	—	—	—	—
Common Stock	1,758	677	—	—	(60)	—	—	(1,015)	—	1,360
Derivatives
Credit contracts	(5,318)	—	—	(6,061)	5,318	—	—	6,061	—	—
Equity contracts	876	—	(876)	(1)	—	8	—	—	—	7
Interest rate contracts	(45,725)	—	—	848	25,531	—	—	—	—	(19,346)
Separate accounts	6,914	1,128	—	—	24	—	—	(13)	(333)	7,720
Total	$(38,898)	$1,805	$(5,237)	$(5,214)	$30,866	$1,719	$—	$5,033	$(333)	$(10,259)

The transfers out of Level 3 during the year ended December 31, 2012 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. These securities are generally less

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

During the year ended December 31, 2012, the Company transferred certain derivative contracts from Level 3 to Level 2. These contracts include options on S&P which are all valued using observable inputs.

14.  Commitments and Contingencies

Claims-Related Extra Contractual Obligation and Bad Faith Losses Stemming from Lawsuits:  Settlements are accomplished by compromising disputed claims.  By entering a settlement, the Company does not admit any allegation made by a plaintiff and, instead, denies the allegations, including any allegation of bad faith or an entitlement to extra contractual damages.  Typically, settlement amounts are not allocated to particular claims (contractual or extra-contractual).  The  cases (1) were resolved in one year period ending December 31, 2013; (2) contained an allegation of bad faith or sought extra-contractual damages; and (3) the settlement amount exceeded the death benefit amount.

The settlement amounts paid in excess of death benefit amounts during 2013 was $0.5.

Guarantee Agreement:  The Company, effective January 2002, entered in a guarantee agreement with two other ING affiliates whereby it is jointly and severally liable for a $250.0 obligation of another ING affiliate, Security Life of Denver International Limited (“SLDI”), through December 18, 2023. The Company’s Board of Directors approved this transaction on April 25, 2002. The two affiliated life insurers were Security-Connecticut Life Insurance Company (“SCL”), which subsequently merged into the Company, and Security Life of Denver Insurance Company (“SLD”). The joint and several guarantees of the two remaining insurers are capped at $250.0. If SLDI were to default on its payment obligation, the Company would be required to make the payments on SLDI’s behalf.  The State of Colorado and the State of Minnesota did not disapprove the guarantee agreement. As of December 31, 2013, no payments have been required under the guarantee and the potential amount of future payments is remote, therefore, no contingent liability or payment expense has been recorded. The Company has recorded a non-contingent liability for the ongoing obligation to provide the guarantee of $0.9 and $1.1 as of December 31, 2013 and 2012, respectively.  This liability will amortize over the life of the agreement as the guarantee obligation expires.

Due to the ratings downgrade of the Company by Moody’s Inc. on October 27, 2009, the Company was contractually required to collateralize its guarantee obligation.  Accordingly, on January 22, 2010 the Company provided a letter of credit from the Federal Home Loan Bank of Des Moines (“FHLB”) in support of this obligation. The Company pledged assets

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

with a market value of $290.8 and $323.8 as of December 31, 2013 and 2012, respectively, to the FHLB as collateral for the letter of credit.

Operating Leases: The Company is party to certain cost sharing agreements with other affiliated ING U.S. companies. Included in those cost sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. During the years ended December 31, 2013, 2012 and 2011, rent expense totaled $2.0, $2.8 and $3.0, respectively.

The Company does not have any minimum aggregate rental commitments under the cost-sharing arrangements and service agreements. The Company does not have any future minimum lease payment receivables under the cost sharing arrangements and service agreements.

Litigation: The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Regulatory Matters:  As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Considerable regulatory scrutiny currently is being focused on whether and to what extent life insurance companies are using the United States Social Security Administration's Death Master File (“SSDMF”) to proactively ascertain when customers have deceased and to pay benefits even where no claim for benefits has been made. The Company has received industry-wide and company-specific inquiries and is engaged in market conduct examinations with respect to its claims settlement practices, use of the SSDMF, and compliance with unclaimed property laws. The Company also has been reviewing whether benefits are owed and whether reserves are adequate in instances where an insured appears to have died, but no claim for death benefits has been made. Some of these investigations, exams, inquiries, and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries, and additional escheatment of funds deemed abandoned under state laws. They may also result in fines and penalties and changes to the Company's procedures for the identification and escheatment of abandoned property, and other financial liability. While it is not possible to predict the outcome of any such action, or internal or external investigations, examinations, reviews or inquiries, management does not

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

believe that they will have a material adverse effect on the Company's financial position. It is the practice of the Company and its affiliates to cooperate fully in these matters. On June 6, 2013, the Company executed a Global Resolution Agreement (“GRA”) establishing a process to resolve the audit of the Company's compliance with unclaimed property laws being conducted by a majority of the states. The GRA became effective July 26, 2013. The GRA establishes procedures for determining whether amounts may be payable under certain life insurance policies, annuity contracts, and retained asset accounts. It also establishes procedures for seeking to locate and pay beneficiaries and owners and for escheating benefits (with interest in certain circumstances) to relevant jurisdictions.

On August 31, 2013, the Company executed a Regulatory Settlement Agreement (“RSA”) to settle a multi-state market conduct examination (“Exam”) regarding benefit payment practices, procedures and policy administration relating to claims, and use of the SSDMF, including efforts to identify owners and beneficiaries of unclaimed benefits. The RSA establishes procedures for determining whether benefits may be payable under certain life insurance policies, annuity contracts, and retained asset accounts. It also establishes procedures for seeking to locate and pay beneficiaries and owners. The RSA became effective on September 4, 2013. Fifty Departments of Insurance have executed the RSA.  Under the RSA, the Company paid $3.8 for the examination, compliance and monitoring costs associated with the Exam.

ING Restructuring Plan: In 2009, ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of ING US, which together with its subsidiaries, including the Company, constitutes ING’s U.S. based retirement, investment management and insurance operations.  On May 2, 2013 the common stock of ING US began trading on the New York Stock Exchange under the symbol “VOYA.”  On May 7, 2013 and May 31, 2013, ING US completed its initial public offering of common stock, including the issuance and sale by ING US of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. (“ING International”), an indirect, wholly owned subsidiary of ING and previously the sole stockholder of ING US, of 44,201,773 shares of outstanding common stock of ING US (collectively, “the IPO”).  On September 30, 2013, ING International transferred all of its shares of ING US common stock to ING.  On October 29, 2013, ING completed a sale of 37,950,000 shares of common stock of ING US in a registered public offering (“Secondary Offering”), reducing ING’s ownership in ING US to 57%.

On April 11, 2013, ING US announced plans to rebrand as Voya Financial, and in January 2014, ING US announced additional details regarding the operational and legal work associated with the rebranding.  Based on current expectations, ING US will change its legal name to Voya Financial, Inc. in April 2014, and in May 2014 its Investment Management and Employee Benefits businesses will begin using the Voya Financial brand.  In September 2014, ING US’s remaining businesses will begin using the Voya Financial brand and all remaining ING U.S. legal entities that currently have names incorporating the “ING” brand will change their names to reflect the Voya brand.  ING US anticipates that the process of

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

changing all marketing materials, operating materials and legal entity names containing the word “ING” or “Lion” to the new brand name will take approximately 24 months.

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase securities of $156.4 and $131.3 at December 31, 2013 and 2012, respectively.  The Company is also committed to provide additional capital contributions for partnerships of $87.1 and $57.0 at December 31, 2013 and 2012, respectively.

Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, withdrawals, death benefits, surrenders and dividends to its parent.

The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. In addition, the investment portfolio is primarily composed of high quality fixed income investments, which include significant holdings of US Government securities, high quality corporate bonds and agency backed residential mortgage backed securities. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows. Key variables in the modeling process include interest rates, anticipated contract owner behavior, and variable separate account performance. Contract owners bear the investment risk related to variable annuity products, subject, in limited cases, to certain minimum guaranteed rates.

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the general account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

On July 8, 2013, Fitch affirmed the “A-” insurer financial strength rating of the Company.  The “A-” rating was previously affirmed by Fitch on January 7, 2013, when Fitch also removed the rating from Ratings Watch Evolving and assigned a stable outlook to the rating. Resolution of the Ratings Watch Evolving reflected the progress ING US made over the past several years to become an independent public company.

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

On May 14, 2013, Moody’s affirmed the A3 insurance financial strength the Company with a stable outlook.

On June 14, 2013, A.M. Best affirmed the “A” financial strength rating of the Company.  The rating was previously affirmed on July 23, 2012 when A.M. Best also removed from under review with negative implications and affirmed the “A” financial strength rating of the Company and assigned a stable outlook to the rating. The ratings recognize ING US’s strong market position in the life insurance and retirement markets, profitable operating results and improved levels of risk-adjusted capital. The assigned ratings reflect AM Best’s expected completion of ING’s planned IPO of its U.S. operations.

On March 14, 2014, S&P affirmed the “A-” insurer financial strength rating of the Company and revised the rating outlook to Positive from Stable. On May 14, 2013, S&P affirmed the “A-” insurance financial strength rating of the Company.  The “A-” rating was previously affirmed on March 7, 2012, when S&P also revised the outlook to Stable from Watch Negative.

15. Financing Agreements

The Company has entered into a reciprocal loan agreement with ING US to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements.  Under this agreement, which expires December 31, 2020, the Company and ING US can borrow up to 2% of the Company’s admitted assets excluding separate accounts as of December 31 of the preceding year from one another. During 2013 and 2012, interest on any borrowing by a subsidiary was charged at the rate of ING US's cost of funds for the interest period, plus 0.15%.  Effective January 2014, interest on any borrowing by a subsidiary under a reciprocal loan agreement is charged at a rate based on the prevailing market rate for similar third-party borrowing or securities.  Under this agreement, the Company received interest income of $0.0, $0.3 and $0.7 for the years ended December 31, 2013, 2012, and 2011, respectively.

Through this reciprocal loan agreement, the Company had no borrowings in 2013 and 2012.  The Company incurred no interest expense on borrowed money during 2013, 2012 and 2011, respectively.

The Company is the beneficiary of letters of credit totaling $998.0; terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing.

16. Related Party Transactions

Investment Management: The Company has entered into an investment advisory agreement with ING Investment Management, LLC (“IIM”) under which IIM provides the Company

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

with investment management services. The Company has entered into an administrative services agreement with IIM under which IIM provides the Company with asset liability management services. Beginning in 2010, IIM began using competitive market rates to bill the Company for both the asset management and ancillary services provided. Total fees paid by the Company to IIM under the agreement were approximately $34.0, $35.5 and $32.9 for the years ended December 31, 2013, 2012 and 2011, respectively.

Services Agreements: The Company has entered into an inter-insurer services agreement with certain of its affiliated insurance companies in the United States (“affiliated insurers”) whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting, and other services to each other.  The Company has entered into a services agreement with ING North America whereby ING North America provides certain administrative, management, professional, advisory, consulting and other services to the Company. The Company has entered into a services agreement with RNY whereby the Company provides certain administrative, management, professional, advisory, consulting and other services to RNY. The Company has entered into a services agreement with ING Financial Advisers, LLC (“ING FA”) to provide certain administrative, management, professional advisory, consulting, and other services to the Company for the benefit of its customers.  Charges for these services are determined in accordance with fair and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company.  The Company entered into a services agreement with RR and ING North America whereby the Company and ING North America provide certain administrative, management, professional, advisory, consulting and other services to RR.  The Company entered into a services agreement with RRII and ING North America whereby the Company and ING North America provide certain administrative, management, professional, advisory, consulting and other services to RRII.

Cost Sharing Arrangements: Management and services contracts and all cost sharing arrangements with other affiliated ING US companies are allocated among companies in accordance with systematic cost allocation methods.

Expenses allocated to the Company from affiliated entities under these cost sharing arrangements were $240.0, $271.7 and $259.1 for the years ended December 31, 2013, 2012 and 2011, respectively. Expenses allocated by the Company to affiliated entities under these cost sharing arrangements were $38.1, $47.8 and $34.6 for the years ended December 31, 2013, 2012 and 2011, respectively.

Interest Rate Swap: Effective June 29, 2007 the Company entered into an interest rate swap agreement (“IRSA”) with ING US. The IRSA is in conjunction with a combined coinsurance and modified coinsurance agreement effective June 30, 2007 with WWIII. The duration of the agreement is 30 years.  The notional value of this interest rate swap is $161.4 with this transaction having minimal impact to the income statement.

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

Fixed Maturity Asset Transfer:  On July 9, 2012, the Company sold bonds to an affiliated insurance company, SLD, for $509.3 and generated $68.6 in net realized capital gains before tax. Also on July 9, 2012, the Company purchased $830.7 of different bonds from the same affiliate. This transaction was executed at market value on an arm’s length basis. The Company participated in this transaction in order to reduce its negative IMR and improve its surplus.  In addition, transaction helps the Company utilize excess liquidity and reduce its exposure to foreign bonds.

Tax Sharing Agreements: The Company has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. For 2012 and prior years, the federal tax sharing agreement requires ING US, the U.S. holding company to pay its subsidiaries for the tax benefits of ordinary and capital losses as they are incurred, and in turn requires its subsidiaries to pay ING US for the taxes payable on their ordinary income and capital gains. Under the agreement, ING US is required to make payments even if losses do not offset other subsidiaries' ordinary income or capital gains. Effective January 1, 2013, the parties have entered into a new federal tax sharing agreement which provides that for 2013 and subsequent years, ING US will pay its subsidiaries for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

The Company has also entered into a state tax sharing agreement with ING US and each of the specific subsidiaries that are parties to the agreement.  The state tax agreement applies to situations in which ING US and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

Private Equity Limited Partnerships:  On June 4, 2012, the Company entered into an agreement to sell certain general account private equity limited partnership investment interest holdings with a carrying value of $110.1 as of March 31, 2012, to a group of private equity funds that are or will be managed by Pomona Capital, also an affiliate of the Company.

The transaction resulted in a net reduction in surplus of $12.6 in the second quarter of 2012. The transaction closed in two tranches with the first tranche closed on June 29, 2012 and the second tranche closed on October 29, 2012.  At closing, consideration received included $5.8 of promissory notes due in two equal installments at December 31, 2013 and 2014.

In connection with these promissory notes, ING US unconditionally guaranteed payment of the notes in the event of any default of payments due. No additional impact to surplus was incurred on the second tranche since the market value of the alternative investments was reduced to agreed-upon sales price as of June 30, 2012.

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

While these related party transactions are at arm’s length, they are not indicative of what a third party would transact.

17. Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state. The Company accrues for the cost of potential future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of premiums written in each state. The accrual methodology follows a retrospective-premium-based guaranty-fund assessments construct. The Company has estimated this liability to be $4.0 and $9.6 as of December 31, 2013 and 2012, respectively, and has recorded a liability in accounts payable and accrued expenses on the balance sheets. The Company has also recorded an asset in other assets on the balance sheets of $6.3 and $8.9 as of December 31, 2013 and 2012, respectively, for future credits to premium taxes for assessments already paid and/or accrued.The periods over which the guaranty fund assessments are expected to be paid, the related premium tax offsets expected to be realized and the additional industry support expected to be paid are unknown at this time.

There are no premium tax offsets where it is reasonably possible that an impairment has occurred in accordance with SSAP No. 5R.

A reconciliation of assets recognized is presented below:

	Year ended December 31
	2013	2012
	(In Thousands)
Assets recognized from paid and accrued premium tax offsets and policy surcharges beginning of the year	$8,891	$8,287

Decreases current year:
Premium tax offset applied	535	363
Changes in premium tax offset capacity / other adjustments	178	1
Adjustment to estimate	1,851	—

Increases current year:
Premium tax offset applied	—	958
Changes in premium tax offset capacity / other adjustments	—	10
Assets recognized from paid and accrued premium tax offsets and policy surcharges end of the current year	$6,327	$8,891

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

18. Unpaid Accident and Health Claims

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2013	2012
	(In Thousands)
Balance at January 1	$279,906	$339,159
Less reinsurance recoverables	92,642	123,143
Net balance at January 1	187,264	216,016

Incurred related to:
Current year	9,161	6,715
Prior years	(22,902)	(2,225)
Total incurred	(13,741)	4,490

Paid related to:
Current year	4,343	3,252
Prior years	21,750	29,989
Total paid	26,093	33,241

Net balance at December 31	147,430	187,264
Plus reinsurance recoverables	93,765	92,642
Balance at December 31	$241,195	$279,906

The change in incurred losses and loss adjustment expenses attributable to insured events of prior years is generally the result of ongoing analysis of recent loss development trends, but also includes a reduction due to retroactive reinsurance of worker's compensation carve-out reserves. Incurred and paid claims are presented net of reinsurance. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and unpaid claims on the Balance Sheets.

19. Retrospectively Rated Contracts

The Company estimates accrued retrospective premium adjustments for its group life and health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The Company records accrued retrospective premium as an adjustment to earned premium. The amount of group life premiums written, net of reinsurance, by the Company that was subject to retrospective rating features was $10.8, $10.5, and $10.8 for December 31, 2013, 2012, and 2011, respectively. This represented 30.0%, 32.9%, and 30.2% of the total group life premiums written, net of reinsurance, for December 31, 2013, 2012, and 2011, respectively. The amount

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

of group health premiums written, net of reinsurance, which are subject to retrospective rating features by the Company was $2.1 or 8.8% of net group health premiums written at December 31, 2013. There were no group health premiums written, net of reinsurance, which are subject to retrospective rating features by the Company at December 31, 2012 or 2011.

20. Direct Premiums Written/Produced by Managing General Agents/Third Party

Administrators

Name of Managing General Agent or Third Party Administrator	FEIN Number	Exclusive Contract	Type of Business Written	Type of Authority Granted	Total Direct Premiums Written
					(In Thousands)
2013
Disability Reinsurance Management Services One Riverfront Plaza Westbrook, ME 04092-9700	01-0483086	No	Disability Income	C, CA, B, U	$75,789
Total					$75,789

2012
Disability Reinsurance Management Services One Riverfront Plaza Westbrook, ME 04092-9700	01-0483086	No	Disability Income	C, CA, B, U	$79,333
Total					$79,333

The aggregate amount of premiums written through managing general agents or third party administrators during 2013 is $75.8.

21. Subsequent Events

On January 9, 2014, upon review by and no objection from the Minnesota Department of Commerce, the Company novated an existing coinsurance/modified coinsurance life reinsurance agreement with Whisperingwind III, LLC (“WWIII”), an affiliate, to SLD, also an affiliated company. Concurrent with the novation, the reinsurance agreement was amended and restated to be 100% coinsurance. The transactions were effective January 1, 2014. The Company’s net surplus increase as a result of this transaction was approximately $29.6.

The Company is not aware of any other events occurring subsequent to December 31, 2013 that may have a material effect on the Company’s financial statements. The Company evaluated events subsequent to December 31, 2013 through April 4, 2014, the date the statutory financial statements were available to be issued.

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements – Statutory Basis

December 31, 2013

____________________________________________________________________________________________________________________________________________________________

(Dollar amounts in millions, unless otherwise stated)

22. Reconciliation to the Annual Statement

At December 31, 2012, differences in amounts reported in the Annual Statement and amounts in the accompanying statutory basis financial statements are due to the following:

	Total Capital and Surplus	Net (Loss) Income
	(In Thousands)
2012
Amounts as reported in the Annual Statement	$2,284,647	$(155,281)
Adjustment for subsidiary - deferred and uncollected premium tax adjustments on RNY	(6,029)	—
Amounts as reported in the accompanying statutory basis financial statements	$2,278,618	$(155,281)

At December 31, 2013 and 2011, there were no differences in amounts reported in the Annual Statement and the amounts in the accompanying statutory basis financial statements.

333-69431	May 2014

PART C
OTHER INFORMATION

Item 26	Exhibits

(a)

Resolutions of Board of Directors of Northwestern National Life Insurance Company ("NWNL") establishing the Select*Life Variable Account. (Incorporated herein by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(b)	Not Applicable.

(c)	(1)

Distribution Agreement between ReliaStar Life Insurance Company and ING America Equities, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-105319, as filed on July 17, 2003.)

(2)

Form of Assignment of Broker/Dealer Agency Selling Agreement by and between Washington Square Securities, Inc. and ING America Equities, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-105319, as filed on July 17, 2003.)

	(3)	Specimen Selling Agreements. (Incorporated herein by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
(4)

Specimen ING America Equities, Inc. Selling Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as filed on April 24, 2002.)

	(5)	Schedules for Sales Commissions. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as filed on April 24, 2002.)
(6)

Intercompany Agreement, effective as of January 1, 2010, between Directed Services LLC and RLIC Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-6, File No. 033-57244, as filed on April 6, 2011.)

(7)

Amendment No. 1 to the Intercompany Agreement between Directed Services LLC and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-6, File No. 033-57244 as filed on April 22, 2014.)

(8)

Intercompany Agreement, effective as of January 1, 2010, between ING Investment Management LLC and RLIC Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-6, File No. 033-57244, as filed on April 6, 2011.)

(9)

Amendment No. 1 to the Intercompany Agreement between Directed Services LLC and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-6, File No. 033-57244 as filed on April 22, 2014.)

(d)	(1)	Form of Policy. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(2)	Accelerated Benefit Rider. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(3)	Children's Insurance Rider. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(4)	Additional Insured Rider. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-92000, as filed on July 3, 2002.)
	(5)	Insured's Cost of Living Rider. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(6)	Waiver of Monthly Deduction Rider (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(7)	Accidental Death Benefit Rider. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)

	(8)	Waiver of Specified Premium Rider. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(9)	Term Insurance Rider. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(10)	Extended Death Benefit Guarantee Rider. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(11)	Policy Illustration. (Incorporated herein by reference to Pre-Effective Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as filed on April 24, 2002.)

(e)	(1)	Revised Policy Application Form. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-69431, as filed on April 2, 1999.)
(2)

Fund Allocation of Premium Payments Form (Form No. 139195 03/21/2014). (Incorporated herein by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-6, File No. 033-57244 as filed on April 22, 2014.)

(f)	(1)	Amended Articles of Incorporation of ReliaStar Life. (Incorporated herein by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
	(2)	Amended By-Laws of ReliaStar Life. (Incorporated herein by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(g)	Not Applicable.

(h)	(1)	(a)

Participation Agreement dated as of as of March 27, 2000, by and among ReliaStar Life Insurance Company, AIM Variable Insurance Products Fund, Inc., A I M Distributors, Inc. and Washington Square Securities, Inc. (“WSSI”). (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(b)

Form of Amendment No. 1 to Participation Agreement by and among ReliaStar Life Insurance Company, AIM Variable Insurance Products Fund, Inc., A I M Distributors, Inc. and WSSI. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)

(c)

Amendment No. 2 to Participation Agreement by and among ReliaStar Life Insurance Company, on behalf of itself and its separate accounts, AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and ING America Equities, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-6, File No. 033-57244, as filed on February 9, 2004.)

(d)

Administrative Services Agreement dated as of March 27, 2000, by and between ReliaStar Life Insurance Company, Northern Life Insurance Company, ReliaStar Life Insurance Company of New York and A I M Advisers, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No.30105319, as filed on November 24, 2003.)

	(2)	(a)

Participation Agreement dated as of August 8, 1997, among ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger and Company, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 002-95392, as filed on August 4, 1997.)

(b)

Amendment dated as of March 28, 2000, to Participation Agreement among ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 11 to Registration Statement on Form S-6, File No. 033-57244, as filed on March 31, 2000.)

(c)

Amendment dated as of October 11, 2000, to Participation Agreement among ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(d)

Amendment dated as of September 29, 2003, to Participation Agreement among ReliaStar Life Insurance Company, The Alger American Fund, Fred Alger Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(e)

Form of Service Agreement dated August 8, 1997, by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 002-95392, as filed on August 4, 1997.)

(3)	(a)

Fund Participation Agreement entered into as of April 30, 2003, among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, American Funds Insurance Series and Capital Research and Management Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-105319, as filed on July 17, 2003.)

(b)

Business Agreement entered into as of April 30, 2003, by and among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING America Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-105319, as filed on July 17, 2003.)

(c)

Amendment No. 1 entered into as of January 1, 2008, to the Business Agreement by and among ING USA Annuity and Life Insurance Company (fka Golden American Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company (individually and as the survivor and successor in interest following a merger with Southland Life Insurance Company), ING Life Insurance and Annuity Company (individually and as the survivor and successor in interest following a merger with ING Insurance Company of America), ING America Equities, Inc., ING Financial Advisers, LLC, Directed Services LLC (fka Directed Services, Inc.), American Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 of Security Life of Denver Insurance Company and its Security Life Separate Account L1, File No. 333-153338, as filed on November 14, 2008.)

(d)

Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-6, File No. 333-47527, as filed on April 9, 2007.)

(4)	(a)

Participation Agreement dated April 25, 2008, by and among BlackRock Variable Series Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-6 of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; File No. 033-57244.)

(b)

Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to the Participation Agreement dated April 25, 2008, by and between BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC, ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-6 of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; File No. 033-57244.)

(c)

Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-6 of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; File No. 033-57244.)

(d)

Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-6 of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; File No. 033-57244.)

(e)

Rule 22C-2 Agreement, dated no later than April 16, 2007, and effective as of October 16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4, File No. 333-28755, as filed on April 7, 2008.)

(5)	(a)

Participation Agreement dated as of March 16, 1988, by and among Northwestern National Life Insurance Company (renamed ReliaStar Life Insurance Company), Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation and Amendments Nos. 002-8. (Incorporated herein by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(b)

Amendment dated as of July 24, 1997, to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(c)

Amendment No. 10 to Participation Agreement by and among ReliaStar Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(d)

Amendment No. 11 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(e)

Amendment No. 12 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(f)

Amendment No. 13 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 333-105319, as filed on April 15, 2004.)

(g)

Participation Agreement dated as of January 1, 1991, by and among Northwestern National Life Insurance Company (renamed ReliaStar Life Insurance Company), Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation and Amendments Nos. 1-7. (Incorporated herein by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(h)

Amendment dated as of July 24, 1997, to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(i)

Amendment No. 9 to Participation Agreement with Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(j)

Amendment No. 10 to Participation Agreement by and among the ReliaStar Life Insurance Company, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(k)

Amendment No. 11 to Participation Agreement by and among the ReliaStar Life Insurance Company, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(l)

Amendment No. 12 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund II and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 333-105319, as filed on April 15, 2004.)

(m)

Service Agreement dated January 1, 1997, by and between ReliaStar Life Insurance Company and Fidelity Investments Institutional Operations Company, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(n)

Amendment effective as of April 1, 1999, to Service Agreement by and between ReliaStar Life Insurance Company and Fidelity Investments Institutional Operations Company, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(o)

Service Contract dated April 25, 1997, by and between Fidelity Distributors Corporation and Washington Square Securities, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(p)

Amendment dated April 1, 1999, to Service Contract by and between Fidelity Distributors Corporation and Washington Square Securities, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(q)

Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-6, File No. 333-47527, as filed on April 9, 2007.)

(6)	(a)

Participation Agreement dated as of May 1, 2002, by and between ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-47094, as filed on September 17, 2002.)

(b)

Amendment effective as of July 15, 2003, to Participation Agreement by and among ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-6, File No. 033-57244, as filed on February 9, 2004.)

(7)	(a)

Participation Agreement among the GCG Trust and ReliaStar Life Insurance Company and Directed Services, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-105319, as filed on July 17, 2003.)

(8)	(a)

Participation Agreement dated as of December 6, 2001, by and among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

(b)

Amendment dated as of March 26, 2002, to Participation Agreement by and among Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC effective May 1, 2002) and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

(c)

Amendment dated as of October 1, 2002, to Participation Agreement dated as of December 6, 2001 among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-6, 033-57244, as filed on April 17, 2013.)

(d)

Amendment dated as of May 1, 2003, to Participation Agreement dated as of December 6, 2001, by and between ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-92000, as filed on April 17, 2003.)

(e)

Amendment dated as of April 28, 2006, to Participation Agreement dated as of December 6, 2001, by and between ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration on Form N-6, File No. 033-57244, as filed on April 14, 2006.)

(f)

Service Agreement effective as of December 6, 2001, by and between ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-92000, as filed on January 30, 2003.)

(g)

Shareholder Servicing Agreement dated as of December 6, 2001, by and between ReliaStar Life Insurance Company and Portfolio Partners, Inc. in respect of the Service Class Shares of its Portfolios. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(h)

Amendment dated as of March 26, 2002, to the Shareholder Servicing Agreement by and between ReliaStar Life Insurance Company and Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) in respect of the Service Class Shares of its Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(i)

Amendment dated as of May 1, 2003, to Shareholder Servicing Agreement (Service Shares) dated as of December 6, 2001, by and between ING Partners, Inc. and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-92000, as filed on April 17, 2003.)

(j)

Amendment dated as of November 1, 2004, to Shareholder Servicing Agreement (Service Class Shares) dated as of December 6, 2001, by and between ING Partners, Inc. and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-6, 033-57244, as filed on April 11, 2007.)

(k)

Amendment dated as of April 28, 2006, to Shareholder Servicing Agreement (Adviser Class Shares) dated as of December 6, 2001, by and between ING Partners, Inc. and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-6, 033-57244, as filed on April 11, 2007.)

(l)

Amendment dated as of April 28, 2006, to Shareholder Servicing Agreement (Service Class Shares) dated as of December 6, 2001, by and between ING Partners, Inc. and ReliaStar Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-6, 033-57244, as filed on April 11, 2007.)

(9)	(a)

Participation Agreement dated as of May 1, 2001, between ReliaStar Life Insurance Company, ING Variable Portfolios, Inc. and ING Funds Distributor, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-47094, as filed on September 17, 2002.)

(b)

Amendment effective as of October 1, 2002, to Participation Agreement between ReliaStar Life Insurance Company, ING Variable Portfolios Inc. and ING Funds Distributor, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-92000, as filed on January 30, 2003.)

(c)

Amendment effective as of July 15, 2003, to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Portfolios, Inc. and ING Funds Distributor, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-6, File No. 033-57244, as filed on February 9, 2004.)

(10)	(a)

Participation Agreement dated May 1, 2001, by and among ReliaStar Life Insurance Company, Pilgrim Variable Products Trust and ING Pilgrim Securities, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(b)

Amendment dated as of August 30, 2002, to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Products Trust and ING Funds Distributor, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-6, File No. 033-69892, as filed on October 11, 2002.)

(c)

Amendment to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Products Trust and ING Funds Distributor, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-6, File No. 033-57244, as filed on February 9, 2004.)

(d)

Form of Amendment to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Products Trust and ING Funds Distributor, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-6, File No. 033-57244, as filed on November 28, 2005.)

(e)

Administrative and Shareholder Services Agreement dated as of May 1, 2001, by and between ING Pilgrim Group, LLC and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

(f)

Amendment to Administrative and Shareholder Service Agreement dated as of August 30, 2002, by and between ING Funds Services, LLC and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-92000, as filed on January 30, 2003.)

(11)	(a)

Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-6, File No. 333-47527, as filed on April 9, 2007.)

(12)	(a)

Participation Agreement dated as of August 8, 1997, by and between ReliaStar Life Insurance Company and Janus Aspen Series. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(b)

Letter Agreement dated August 8, 1997, by and between ReliaStar Life Insurance Company and Janus Capital Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(c)

Amendment, effective July 1, 2001, to Letter Agreement dated August 8, 1997 between ReliaStar Life Insurance Company and Janus Capital Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as filed on April 24, 2002.)

(13)	(a)

Participation Agreement dated as of August 8, 1997, by and between ReliaStar Life Insurance Company, Neuberger&Berman Advisers Management Trust and Neuberger&Berman Management Incorporated. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(b)

Amendment No. 1 dated as of February 1, 1999, to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(c)

Addendum dated as of May 1, 2000, to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(d)

Amendment dated as of April 1, 2003, to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management Inc. (Incorporated herein by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 033-57244, as filed on December 12, 2003.)

(e)

Letter Agreement dated as of July 28, 1997, by and between ReliaStar Life Insurance Company and Neuberger Berman Management Incorporated. (Incorporated herein by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 00002-95392, as filed on August 4, 1997.)

(f)

Amendment dated as of April 1, 2003, to the Administrative Services Agreement by and between ReliaStar Life Insurance Company and Neuberger Berman Management Inc. (Incorporated herein by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 033-57244, as filed on December 12, 2003.)

(g)

Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between Neuberger Berman Management Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-6, File No. 333-47527, as filed on April 9, 2007.)

(14)	(a)

Participation Agreement by and between ReliaStar Life Insurance Company, OCC Accumulation Trust and OCC Distributors, dated August 8, 1997. (Incorporated herein by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 00002-95392, as filed on August 4, 1997.)

(b)

Letter Agreement dated August 8, 1997, by and between ReliaStar Life Insurance Company and OpCap Advisors. (Incorporated herein by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 00002-95392, as filed on August 4, 1997.)

(15)	(a)

Participation Agreement dated as of April 30, 2002, by and among Pioneer Variable Contracts Trust, ReliaStar Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to Initial Registration Statement on Form S-6, 333-92000, as filed on July 3, 2002.)

(16)	(a)

Participation Agreement dated as of January 14, 1994, by and among Northwestern National Life Insurance Company (renamed ReliaStar Life Insurance Company), Putnam Capital Manager Trust and Putnam Mutual Funds Corp. and Amendments Nos. 1-2. (Incorporated herein by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(b)

Amendment No. 3 to Participation Agreement by and among ReliaStar Life Insurance Company, Putnam Variable Trust and Putnam Mutual Funds Corp. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)

(c)

Amendment No. 4 to Participation Agreement by and among ReliaStar Life Insurance Company, Putnam Variable Trust and Putnam Mutual Funds Corp. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(d)

Amendment No. 5 to Participation Agreement by and among ReliaStar Life Insurance Company, Putnam Variable Trust and Putnam Retail Management, L.P. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 333-105319, as filed on April 15, 2004.)

(i)	Not Applicable.

(j)	Not Applicable.

(k)	Opinion and Consent of Counsel.

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Consent of Independent Registered Public Accounting Firm.

(o)	All financial statements are included in the Statement of Additional Information, as indicated therein.

(p)	Not Applicable.

(q)	Not Applicable.

(r)	Powers of Attorney.

Item 27	Directors and Officers of the Depositor
Name and Principal Business Address	Positions and Offices with Depositor
Michael S. Smith, 1475 Dunwoody Drive, West Chester, PA 19380-1478	Director, President and Chief Executive Officer
Maliz E. Beams, One Orange Way, Windsor, CT 06095-4774	Director
Alain M. Karaoglan, 230 Park Avenue, New York, NY 10169	Director
Rodney O. Martin, Jr., 230 Park Avenue, New York, NY 10169	Director
Chetlur S. Ragavan, 230 Park Avenue, New York, NY 10169	Director, Executive President and Chief Risk Officer
Ewout L. Steenbergen, 230 Park Avenue, New York, NY 10169	Director, Executive Vice President, Finance
Boyd G. Combs, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President, Tax
Ralph R. Ferraro, One Orange Way, Windsor, CT 06095-4774	Senior Vice President
Michael J. Gioffre, One Orange Way, Windsor, CT 06095-4774	Senior Vice President, Compliance
Megan Huddleston, One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Secretary

Christine Hurtsellers, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President
Heather H. Lavallee, 20 Washington Avenue South, Minneapolis, MN 55401	Senior Vice President
Patrick D. Lusk, 1475 Dunwoody Drive, West Chester, PA 19380-1478	Senior Vice President and Appointed Actuary
Gilbert E. Mathis, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President
David P. Wilkin, 20 Washington Avenue South, Minneapolis, MN 55401	Senior Vice President
Diane M. McCarthy, 1475 Dunwoody Drive, West Chester, PA 19380-1478	Senior Vice President and Chief Financial Officer
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President and Treasurer
Steven T. Pierson, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President and Chief Accounting Officer
Kimberly M. Curley, 8055 East Tufts Avenue, Ste. 650, Denver, CO 80237	Vice President and Illustration Actuary
Chad M. Eslinger, 2001 21st Avenue NW, Minot, ND 58703	Vice President and Chief Compliance Officer
Regina A. Gordon, One Orange Way, Windsor, CT 06095-4774	Vice President, Compliance
Laurie Rasanen, 2001 21st Avenue NW, Minot, ND 58703	Vice President
Amy Jo Wiese, Vice President, 909 Locust Street Des Moines, Iowa, 50309	Vice President

Item 28	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 46 to Registration Statement on Form N-4 for Variable Annuity Account B of ING Life Insurance and Annuity Company (File No. 033-75996), as filed with the Securities and Exchange Commission on April 11, 2014.

Item 29	Indemnification

Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company ("ReliaStar Life") indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar Life may, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit the question of whether or not such indemnification by it is against public policy as expressed in the Act to a committee comprised of directors who are not parties to the proceeding before referring it to a court of appropriate jurisdiction and will be governed by the final adjudication of such issue. If ReliaStar Life indemnifies or advances expenses in connection with a claim, the Laws of the State of Minnesota require ReliaStar Life to disclose, in writing to its shareholders, the amount of the indemnification or advance and to whom and on whose behalf it was paid.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Minnesota, Voya Financial, Inc. maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. These policies include either or both the principal underwriter, the depositor and any/all assets under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime (a.k.a. “Financial Institutional Bond”).

Additionally, Section XVIII of the ReliaStar Life Insurance Company Distribution Agreement with ING America Equities, Inc. (INGAE) generally provides that each party will indemnify and hold harmless the officers, directors and employees of the other party (and the variable account with respect to indemnity by INGAE) against any expenses (including legal expenses), losses, claims, damages, or liabilities arising out of or based on certain claims or circumstances in connection with the offer or sale of the policies. Under this agreement neither party is entitled to indemnity if the expenses (including legal expenses), losses, claims, damages, or liabilities resulted from their own willful misfeasance, bad faith, negligence, misconduct or wrongful act.

Item 30	Principal Underwriters
(a)

Other Activity. ING America Equities, Inc., the principal underwriter for the policies, is also the principal underwriter for policies issued by ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company.

(b)	Management of ING America Equities, Inc.
Name and Principal Business Address	Positions and Offices with Underwriter
David P. Wilkin, 20 Washington Avenue South, Minneapolis, MN 55401	Director, President and Chief Executive Officer
Laurie J. Rasanen, 2001 21st Avenue NW, Minot, ND 58703	Director, Vice President and Chief Operating Officer
Margaret B. Wall, 20 Washington Avenue South, Minneapolis MN 55401	Director
Cynthia A. Grimm, 100 Deerfield Lane, Suite 300, Malvern, PA 19355	Chief Financial Officer/Financial and Operations Principal
Regina Gordon, One Orange Way, Windsor, CT 06095-4774	Chief Compliance Officer
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Vice President and Treasurer
Spencer T. Shell, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Vice President and Assistant Treasurer
Cynthia S. Craytor, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Tax Officer
Barry L. Eidex, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Tax Officer
Terry L. Owens, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Tax Officer
Megan A. Huddleston, One Orange Way, Windsor, CT 06095-4774	Secretary
C. Nikol Gianopoulos, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary
Angelia M. Lattery, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary
Tina M. Nelson, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary
Melissa A. O’Donnell, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary
Jennifer M. Ogren, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary

(c)	Compensation From the Registrant.
(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	2013 Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation*
ING America Equities, Inc.				$4,670,657.00
*	Compensation shown in column 5 includes: marketing allowances.

Item 31	Location of Accounts and Records

Accounts and records are maintained by ReliaStar Life Insurance Company at 20 Washington Ave South, Minneapolis, MN 55401 and by ING North America Insurance Corporation at 5780 Powers Ferry Road, NW, Atlanta, GA 30327.

Item 32	Management Services
None.

Item 33	Fee Representations

ReliaStar Life Insurance Company represents that the fees and charges deducted under the variable life insurance policy described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company under the policies. ReliaStar Life Insurance Company bases this representation on its assessment of such factors such as the nature and extent of such services, expenses and risks, the need for the ReliaStar Life Insurance Company to earn a profit and the range of such fees and charges within the insurance industry.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Select*Life Variable Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 21 to this Registration Statement on Form N-6 (File No. 333-69431) to be signed on its behalf by the undersigned, duly authorized, in the Town of Windsor, and State of Connecticut on the 22nd of April, 2014.

SELECT*LIFE VARIABLE ACCOUNT
(Registrant)

By: RELIASTAR LIFE INSURANCE COMPANY
(Depositor)

By:	Michael S. Smith*
Michael S. Smith President (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 21 has been signed below by the following persons in the capacities indicated and on the date indicated.

Signature	Title	Date

Michael S. Smith*	Director and President
Michael S. Smith	(principal executive officer)

Mary (Maliz) E. Beams*	Director
Mary (Maliz) E. Beams

Alain M. Karaoglan*	Director
Alain M. Karaoglan

Rodney O. Martin*	Director	April
Rodney O. Martin		22, 2014

Chetlur S. Ragavan*	Director
Chetlur S. Ragavan

Ewout L. Steenbergen*	Director
Ewout L. Steenbergen

Diane M. McCarthy*	Senior Vice President and Chief Financial Officer
Diane M. McCarthy	(principal financial officer)

Steven T. Pierson*	Senior Vice President and Chief Accounting Officer
Steven T. Pierson	(principal accounting officer)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie
* Attorney-in-Fact

SELECT*LIFE VARIABLE ACCOUNT
Exhibit Index

Exhibit No.	Exhibit

26(k)	Opinion and Consent of Counsel

26(n)	Consent of Independent Registered Public Accounting Firm

26(r)	Powers of Attorney